Shareholder Report		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Pacific Select Fund
Entity Central Index Key		0000813900
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000253928
Shareholder Report [Line Items]
Fund Name		Bond Plus Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.66%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the bond market through a total return swap on the iShares Core U.S. Aggregate Bond ETF contributed to performance.

+ Key contributors to the performance of the Fund’s benchmark index (and thus this portion of the Fund) included exposure to treasuries, mortgages and corporates.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial to performance.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Bond Plus (Class I)	Bloomberg US Aggregate Bond Index
10/31/2024	$10,000	$10,000
10/31/2024	$10,000	$9,995
11/30/2024	$10,109	$10,100
12/31/2024	$9,918	$9,935
1/31/2025	$9,970	$9,988
2/28/2025	$10,198	$10,208
3/31/2025	$10,183	$10,211
4/30/2025	$10,215	$10,251
5/31/2025	$10,158	$10,178
6/30/2025	$10,317	$10,335
7/31/2025	$10,284	$10,307
8/31/2025	$10,418	$10,431
9/30/2025	$10,536	$10,544
10/31/2025	$10,592	$10,610
11/30/2025	$10,656	$10,676
12/31/2025	$10,628	$10,660

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 31, 2024
Class I	7.16%	5.35%
Bloomberg US Aggregate Bond Index	7.30%	5.62%

Performance Inception Date		Oct. 31, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 556,222,093
Holdings Count | Holding		415
Advisory Fees Paid, Amount		$ 2,109,116
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$556,222,093 # of Portfolio Holdings415 Total Advisory Fees Paid$2,109,116 Portfolio Turnover Rate20%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.4%
Derivatives	(0.2%)
Others (each less than 3.0%)	1.0%
Mortgage-Backed Securities	3.3%
U.S. Treasury Obligations	9.9%
Short-Term Investments	16.2%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	48.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000253927
Shareholder Report [Line Items]
Fund Name		Bond Plus Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$48	0.46%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the bond market through a total return swap on the iShares Core U.S. Aggregate Bond ETF contributed to performance.

+ Key contributors to the performance of the Fund’s benchmark index (and thus this portion of the Fund) included exposure to treasuries, mortgages and corporates.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial to performance.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Bond Plus (Class P)	Bloomberg US Aggregate Bond Index
10/31/2024	$10,000	$10,000
10/31/2024	$10,000	$9,995
11/30/2024	$10,111	$10,100
12/31/2024	$9,921	$9,935
1/31/2025	$9,975	$9,988
2/28/2025	$10,205	$10,208
3/31/2025	$10,191	$10,211
4/30/2025	$10,225	$10,251
5/31/2025	$10,170	$10,178
6/30/2025	$10,330	$10,335
7/31/2025	$10,299	$10,307
8/31/2025	$10,436	$10,431
9/30/2025	$10,555	$10,544
10/31/2025	$10,613	$10,610
11/30/2025	$10,679	$10,676
12/31/2025	$10,653	$10,660

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 31, 2024
Class P	7.38%	5.56%
Bloomberg US Aggregate Bond Index	7.30%	5.62%

Performance Inception Date		Oct. 31, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 556,222,093
Holdings Count | Holding		415
Advisory Fees Paid, Amount		$ 2,109,116
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$556,222,093 # of Portfolio Holdings415 Total Advisory Fees Paid$2,109,116 Portfolio Turnover Rate20%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.4%
Derivatives	(0.2%)
Others (each less than 3.0%)	1.0%
Mortgage-Backed Securities	3.3%
U.S. Treasury Obligations	9.9%
Short-Term Investments	16.2%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	48.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000153750
Shareholder Report [Line Items]
Fund Name		Core Income Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.75%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An exposure to high yield corporate bonds was additive to performance as it was the top performer among credit peers in 2025.

+ An underweight (relative to its benchmark index) to the communications sector and an overweight to the capital goods sector were additive to performance.

+ Security selection was a positive contributor to relative returns due to select issuers in banking and capital goods that outperformed in 2025.

Top detractors from performance:

- An underweight to duration detracted from relative performance as yields fell across the U.S. Treasury curve, inversely impacting their prices.

- An underweight to agency mortgage backed securities detracted from performance during the reporting period.

- Security selection within the utilities and technology sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Core Income (Class I)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,037	$10,138
2/29/2016	$10,099	$10,210
3/31/2016	$10,293	$10,303
4/30/2016	$10,410	$10,343
5/31/2016	$10,411	$10,345
6/30/2016	$10,570	$10,531
7/31/2016	$10,715	$10,598
8/31/2016	$10,740	$10,586
9/30/2016	$10,740	$10,580
10/31/2016	$10,687	$10,499
11/30/2016	$10,473	$10,250
12/31/2016	$10,524	$10,265
1/31/2017	$10,573	$10,285
2/28/2017	$10,663	$10,354
3/31/2017	$10,655	$10,349
4/30/2017	$10,743	$10,428
5/31/2017	$10,817	$10,509
6/30/2017	$10,832	$10,498
7/31/2017	$10,900	$10,543
8/31/2017	$10,974	$10,638
9/30/2017	$10,971	$10,587
10/31/2017	$11,009	$10,593
11/30/2017	$10,994	$10,580
12/31/2017	$11,050	$10,628
1/31/2018	$11,002	$10,506
2/28/2018	$10,880	$10,406
3/31/2018	$10,886	$10,473
4/30/2018	$10,828	$10,395
5/31/2018	$10,853	$10,469
6/30/2018	$10,831	$10,456
7/31/2018	$10,901	$10,459
8/31/2018	$10,936	$10,526
9/30/2018	$10,935	$10,458
10/31/2018	$10,839	$10,376
11/30/2018	$10,819	$10,438
12/31/2018	$10,836	$10,630
1/31/2019	$11,057	$10,742
2/28/2019	$11,109	$10,736
3/31/2019	$11,298	$10,942
4/30/2019	$11,342	$10,945
5/31/2019	$11,508	$11,139
6/30/2019	$11,673	$11,279
7/31/2019	$11,729	$11,304
8/31/2019	$12,040	$11,597
9/30/2019	$11,974	$11,535
10/31/2019	$12,005	$11,570
11/30/2019	$12,010	$11,564
12/31/2019	$12,020	$11,556
1/31/2020	$12,266	$11,778
2/29/2020	$12,382	$11,990
3/31/2020	$11,749	$11,920
4/30/2020	$12,116	$12,132
5/31/2020	$12,367	$12,188
6/30/2020	$12,590	$12,265
7/31/2020	$12,908	$12,448
8/31/2020	$12,846	$12,348
9/30/2020	$12,850	$12,341
10/31/2020	$12,807	$12,286
11/30/2020	$13,089	$12,406
12/31/2020	$13,171	$12,424
1/31/2021	$13,094	$12,334
2/28/2021	$12,953	$12,156
3/31/2021	$12,820	$12,005
4/30/2021	$12,923	$12,099
5/31/2021	$12,978	$12,139
6/30/2021	$13,106	$12,224
7/31/2021	$13,215	$12,361
8/31/2021	$13,201	$12,337
9/30/2021	$13,115	$12,231
10/31/2021	$13,106	$12,227
11/30/2021	$13,106	$12,263
12/31/2021	$13,119	$12,232
1/31/2022	$12,862	$11,968
2/28/2022	$12,706	$11,835
3/31/2022	$12,415	$11,506
4/30/2022	$11,958	$11,069
5/31/2022	$11,942	$11,141
6/30/2022	$11,628	$10,966
7/31/2022	$11,950	$11,234
8/31/2022	$11,701	$10,917
9/30/2022	$11,184	$10,445
10/31/2022	$11,111	$10,310
11/30/2022	$11,538	$10,689
12/31/2022	$11,492	$10,641
1/31/2023	$11,960	$10,968
2/28/2023	$11,697	$10,684
3/31/2023	$11,930	$10,956
4/30/2023	$12,023	$11,022
5/31/2023	$11,889	$10,902
6/30/2023	$11,936	$10,863
7/31/2023	$11,963	$10,856
8/31/2023	$11,900	$10,786
9/30/2023	$11,621	$10,512
10/31/2023	$11,421	$10,346
11/30/2023	$11,966	$10,815
12/31/2023	$12,409	$11,229
1/31/2024	$12,416	$11,198
2/29/2024	$12,302	$11,040
3/31/2024	$12,429	$11,142
4/30/2024	$12,185	$10,860
5/31/2024	$12,381	$11,044
6/30/2024	$12,473	$11,149
7/31/2024	$12,718	$11,409
8/31/2024	$12,873	$11,573
9/30/2024	$13,046	$11,728
10/31/2024	$12,800	$11,437
11/30/2024	$12,948	$11,558
12/31/2024	$12,753	$11,369
1/31/2025	$12,802	$11,430
2/28/2025	$13,046	$11,681
3/31/2025	$13,003	$11,685
4/30/2025	$12,996	$11,731
5/31/2025	$12,971	$11,647
6/30/2025	$13,181	$11,826
7/31/2025	$13,188	$11,795
8/31/2025	$13,311	$11,936
9/30/2025	$13,490	$12,067
10/31/2025	$13,566	$12,142
11/30/2025	$13,647	$12,217
12/31/2025	$13,611	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.73%	0.66%	3.13%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 332,209,007
Holdings Count | Holding		332
Advisory Fees Paid, Amount		$ 1,625,815
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$332,209,007 # of Portfolio Holdings332 Total Advisory Fees Paid$1,625,815 Portfolio Turnover Rate69%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.9%)
Others (each less than 3.0%)	2.9%
Senior Loan Notes	8.0%
Asset-Backed Securities	9.8%
U.S. Treasury Obligations	17.0%
Mortgage-Backed Securities	19.6%
Corporate Bonds & Notes	43.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000153751
Shareholder Report [Line Items]
Fund Name		Core Income Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$57	0.55%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An exposure to high yield corporate bonds was additive to performance as it was the top performer among credit peers in 2025.

+ An underweight (relative to its benchmark index) to the communications sector and an overweight to the capital goods sector were additive to performance.

+ Security selection was a positive contributor to relative returns due to select issuers in banking and capital goods that outperformed in 2025.

Top detractors from performance:

- An underweight to duration detracted from relative performance as yields fell across the U.S. Treasury curve, inversely impacting their prices.

- An underweight to agency mortgage backed securities detracted from performance during the reporting period.

- Security selection within the utilities and technology sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Core Income (Class P)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,038	$10,138
2/29/2016	$10,102	$10,210
3/31/2016	$10,298	$10,303
4/30/2016	$10,417	$10,343
5/31/2016	$10,420	$10,345
6/30/2016	$10,581	$10,531
7/31/2016	$10,727	$10,598
8/31/2016	$10,754	$10,586
9/30/2016	$10,756	$10,580
10/31/2016	$10,705	$10,499
11/30/2016	$10,492	$10,250
12/31/2016	$10,545	$10,265
1/31/2017	$10,596	$10,285
2/28/2017	$10,688	$10,354
3/31/2017	$10,681	$10,349
4/30/2017	$10,771	$10,428
5/31/2017	$10,847	$10,509
6/30/2017	$10,864	$10,498
7/31/2017	$10,935	$10,543
8/31/2017	$11,010	$10,638
9/30/2017	$11,009	$10,587
10/31/2017	$11,049	$10,593
11/30/2017	$11,036	$10,580
12/31/2017	$11,094	$10,628
1/31/2018	$11,047	$10,506
2/28/2018	$10,926	$10,406
3/31/2018	$10,934	$10,473
4/30/2018	$10,878	$10,395
5/31/2018	$10,905	$10,469
6/30/2018	$10,884	$10,456
7/31/2018	$10,957	$10,459
8/31/2018	$10,994	$10,526
9/30/2018	$10,995	$10,458
10/31/2018	$10,900	$10,376
11/30/2018	$10,882	$10,438
12/31/2018	$10,901	$10,630
1/31/2019	$11,125	$10,742
2/28/2019	$11,179	$10,736
3/31/2019	$11,372	$10,942
4/30/2019	$11,417	$10,945
5/31/2019	$11,587	$11,139
6/30/2019	$11,755	$11,279
7/31/2019	$11,813	$11,304
8/31/2019	$12,128	$11,597
9/30/2019	$12,063	$11,535
10/31/2019	$12,097	$11,570
11/30/2019	$12,104	$11,564
12/31/2019	$12,116	$11,556
1/31/2020	$12,366	$11,778
2/29/2020	$12,485	$11,990
3/31/2020	$11,849	$11,920
4/30/2020	$12,221	$12,132
5/31/2020	$12,477	$12,188
6/30/2020	$12,704	$12,265
7/31/2020	$13,026	$12,448
8/31/2020	$12,966	$12,348
9/30/2020	$12,972	$12,341
10/31/2020	$12,930	$12,286
11/30/2020	$13,217	$12,406
12/31/2020	$13,302	$12,424
1/31/2021	$13,228	$12,334
2/28/2021	$13,087	$12,156
3/31/2021	$12,954	$12,005
4/30/2021	$13,061	$12,099
5/31/2021	$13,119	$12,139
6/30/2021	$13,250	$12,224
7/31/2021	$13,362	$12,361
8/31/2021	$13,351	$12,337
9/30/2021	$13,266	$12,231
10/31/2021	$13,259	$12,227
11/30/2021	$13,261	$12,263
12/31/2021	$13,277	$12,232
1/31/2022	$13,019	$11,968
2/28/2022	$12,863	$11,835
3/31/2022	$12,570	$11,506
4/30/2022	$12,110	$11,069
5/31/2022	$12,095	$11,141
6/30/2022	$11,780	$10,966
7/31/2022	$12,107	$11,234
8/31/2022	$11,858	$10,917
9/30/2022	$11,335	$10,445
10/31/2022	$11,263	$10,310
11/30/2022	$11,698	$10,689
12/31/2022	$11,653	$10,641
1/31/2023	$12,131	$10,968
2/28/2023	$11,865	$10,684
3/31/2023	$12,104	$10,956
4/30/2023	$12,200	$11,022
5/31/2023	$12,066	$10,902
6/30/2023	$12,116	$10,863
7/31/2023	$12,145	$10,856
8/31/2023	$12,083	$10,786
9/30/2023	$11,802	$10,512
10/31/2023	$11,601	$10,346
11/30/2023	$12,157	$10,815
12/31/2023	$12,608	$11,229
1/31/2024	$12,618	$11,198
2/29/2024	$12,504	$11,040
3/31/2024	$12,635	$11,142
4/30/2024	$12,389	$10,860
5/31/2024	$12,591	$11,044
6/30/2024	$12,686	$11,149
7/31/2024	$12,938	$11,409
8/31/2024	$13,098	$11,573
9/30/2024	$13,276	$11,728
10/31/2024	$13,028	$11,437
11/30/2024	$13,181	$11,558
12/31/2024	$12,984	$11,369
1/31/2025	$13,036	$11,430
2/28/2025	$13,287	$11,681
3/31/2025	$13,245	$11,685
4/30/2025	$13,240	$11,731
5/31/2025	$13,217	$11,647
6/30/2025	$13,433	$11,826
7/31/2025	$13,443	$11,795
8/31/2025	$13,570	$11,936
9/30/2025	$13,755	$12,067
10/31/2025	$13,835	$12,142
11/30/2025	$13,920	$12,217
12/31/2025	$13,886	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	6.94%	0.86%	3.34%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 332,209,007
Holdings Count | Holding		332
Advisory Fees Paid, Amount		$ 1,625,815
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$332,209,007 # of Portfolio Holdings332 Total Advisory Fees Paid$1,625,815 Portfolio Turnover Rate69%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.9%)
Others (each less than 3.0%)	2.9%
Senior Loan Notes	8.0%
Asset-Backed Securities	9.8%
U.S. Treasury Obligations	17.0%
Mortgage-Backed Securities	19.6%
Corporate Bonds & Notes	43.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078095
Shareholder Report [Line Items]
Fund Name		Diversified Bond Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.65%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Sector allocation was the most significant contributor to performance during the reporting period, largely due to an out of benchmark non-dollar position, which benefited from higher real yields and a weaker U.S. dollar.

+ An out of benchmark allocation to high yield and an overweight allocation to securitized credit contributed.

+ Issuer selection assisted relative performance, particularly within investment grade corporate credit, led by the industrials and financials sectors, and within securitized credit, where selections within collateralized loan obligations and asset backed securities added value.

Top detractors from performance:

- An underweight (relative to its benchmark index, the Bloomberg US Aggregate Bond Index) to agency mortgage-backed securities pass-throughs detracted.

- Interest rates fell most on short-term bonds. The Fund owned fewer of those, so it didn’t benefit as much from the rate move. As a result, where rates fell on the curve weighed on excess returns and offset gains from being positioned overall for falling rates.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Diversified Bond (Class I)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,045	$10,138
2/29/2016	$10,063	$10,210
3/31/2016	$10,276	$10,303
4/30/2016	$10,386	$10,343
5/31/2016	$10,366	$10,345
6/30/2016	$10,598	$10,531
7/31/2016	$10,741	$10,598
8/31/2016	$10,781	$10,586
9/30/2016	$10,787	$10,580
10/31/2016	$10,724	$10,499
11/30/2016	$10,433	$10,250
12/31/2016	$10,504	$10,265
1/31/2017	$10,569	$10,285
2/28/2017	$10,679	$10,354
3/31/2017	$10,721	$10,349
4/30/2017	$10,817	$10,428
5/31/2017	$10,932	$10,509
6/30/2017	$10,989	$10,498
7/31/2017	$11,066	$10,543
8/31/2017	$11,187	$10,638
9/30/2017	$11,151	$10,587
10/31/2017	$11,140	$10,593
11/30/2017	$11,157	$10,580
12/31/2017	$11,227	$10,628
1/31/2018	$11,147	$10,506
2/28/2018	$10,986	$10,406
3/31/2018	$11,117	$10,473
4/30/2018	$10,991	$10,395
5/31/2018	$10,985	$10,469
6/30/2018	$10,957	$10,456
7/31/2018	$11,031	$10,459
8/31/2018	$11,019	$10,526
9/30/2018	$10,972	$10,458
10/31/2018	$10,780	$10,376
11/30/2018	$10,820	$10,438
12/31/2018	$11,074	$10,630
1/31/2019	$11,366	$10,742
2/28/2019	$11,355	$10,736
3/31/2019	$11,583	$10,942
4/30/2019	$11,607	$10,945
5/31/2019	$11,790	$11,139
6/30/2019	$12,047	$11,279
7/31/2019	$12,072	$11,304
8/31/2019	$12,347	$11,597
9/30/2019	$12,351	$11,535
10/31/2019	$12,452	$11,570
11/30/2019	$12,417	$11,564
12/31/2019	$12,514	$11,556
1/31/2020	$12,741	$11,778
2/29/2020	$12,831	$11,990
3/31/2020	$12,257	$11,920
4/30/2020	$12,703	$12,132
5/31/2020	$12,978	$12,188
6/30/2020	$13,141	$12,265
7/31/2020	$13,515	$12,448
8/31/2020	$13,473	$12,348
9/30/2020	$13,382	$12,341
10/31/2020	$13,303	$12,286
11/30/2020	$13,692	$12,406
12/31/2020	$13,809	$12,424
1/31/2021	$13,626	$12,334
2/28/2021	$13,338	$12,156
3/31/2021	$13,103	$12,005
4/30/2021	$13,298	$12,099
5/31/2021	$13,389	$12,139
6/30/2021	$13,515	$12,224
7/31/2021	$13,674	$12,361
8/31/2021	$13,685	$12,337
9/30/2021	$13,525	$12,231
10/31/2021	$13,545	$12,227
11/30/2021	$13,504	$12,263
12/31/2021	$13,543	$12,232
1/31/2022	$13,161	$11,968
2/28/2022	$12,844	$11,835
3/31/2022	$12,349	$11,506
4/30/2022	$11,691	$11,069
5/31/2022	$11,762	$11,141
6/30/2022	$11,402	$10,966
7/31/2022	$11,800	$11,234
8/31/2022	$11,415	$10,917
9/30/2022	$10,707	$10,445
10/31/2022	$10,549	$10,310
11/30/2022	$11,117	$10,689
12/31/2022	$11,021	$10,641
1/31/2023	$11,529	$10,968
2/28/2023	$11,124	$10,684
3/31/2023	$11,358	$10,956
4/30/2023	$11,426	$11,022
5/31/2023	$11,263	$10,902
6/30/2023	$11,344	$10,863
7/31/2023	$11,377	$10,856
8/31/2023	$11,197	$10,786
9/30/2023	$10,737	$10,512
10/31/2023	$10,463	$10,346
11/30/2023	$10,948	$10,815
12/31/2023	$11,418	$11,229
1/31/2024	$11,423	$11,198
2/29/2024	$11,277	$11,040
3/31/2024	$11,377	$11,142
4/30/2024	$11,022	$10,860
5/31/2024	$11,159	$11,044
6/30/2024	$11,397	$11,149
7/31/2024	$11,664	$11,409
8/31/2024	$11,843	$11,573
9/30/2024	$12,013	$11,728
10/31/2024	$11,700	$11,437
11/30/2024	$11,827	$11,558
12/31/2024	$11,604	$11,369
1/31/2025	$11,686	$11,430
2/28/2025	$11,937	$11,681
3/31/2025	$11,916	$11,685
4/30/2025	$11,919	$11,731
5/31/2025	$11,884	$11,647
6/30/2025	$12,112	$11,826
7/31/2025	$12,091	$11,795
8/31/2025	$12,242	$11,936
9/30/2025	$12,389	$12,067
10/31/2025	$12,450	$12,142
11/30/2025	$12,532	$12,217
12/31/2025	$12,514	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.85%	(1.95%)	2.27%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,621,311,448
Holdings Count | Holding		1,120
Advisory Fees Paid, Amount		$ 7,213,279
InvestmentCompanyPortfolioTurnover		117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,621,311,448 # of Portfolio Holdings1,120 Total Advisory Fees Paid$7,213,279 Portfolio Turnover Rate117%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(2.4%)
Derivatives	(0.0%)
Others (each less than 3.0%)	4.5%
Securities Lending Collateral	3.9%
Foreign Government Bonds & Notes	5.9%
Mortgage-Backed Securities	15.4%
Asset-Backed Securities	16.4%
U.S. Treasury Obligations	21.3%
Corporate Bonds & Notes	35.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098966
Shareholder Report [Line Items]
Fund Name		Diversified Bond Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$47	0.45%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Sector allocation was the most significant contributor to performance during the reporting period, largely due to an out of benchmark non-dollar position, which benefited from higher real yields and a weaker U.S. dollar.

+ An out of benchmark allocation to high yield and an overweight allocation to securitized credit contributed.

+ Issuer selection assisted relative performance, particularly within investment grade corporate credit, led by the industrials and financials sectors, and within securitized credit, where selections within collateralized loan obligations and asset backed securities added value.

Top detractors from performance:

- An underweight (relative to its benchmark index, the Bloomberg US Aggregate Bond Index) to agency mortgage-backed securities pass-throughs detracted.

- Interest rates fell most on short-term bonds. The Fund owned fewer of those, so it didn’t benefit as much from the rate move. As a result, where rates fell on the curve weighed on excess returns and offset gains from being positioned overall for falling rates.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Diversified Bond (Class P)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,047	$10,138
2/29/2016	$10,066	$10,210
3/31/2016	$10,281	$10,303
4/30/2016	$10,393	$10,343
5/31/2016	$10,375	$10,345
6/30/2016	$10,609	$10,531
7/31/2016	$10,753	$10,598
8/31/2016	$10,796	$10,586
9/30/2016	$10,803	$10,580
10/31/2016	$10,742	$10,499
11/30/2016	$10,452	$10,250
12/31/2016	$10,525	$10,265
1/31/2017	$10,592	$10,285
2/28/2017	$10,704	$10,354
3/31/2017	$10,748	$10,349
4/30/2017	$10,846	$10,428
5/31/2017	$10,963	$10,509
6/30/2017	$11,022	$10,498
7/31/2017	$11,101	$10,543
8/31/2017	$11,224	$10,638
9/30/2017	$11,190	$10,587
10/31/2017	$11,181	$10,593
11/30/2017	$11,199	$10,580
12/31/2017	$11,272	$10,628
1/31/2018	$11,193	$10,506
2/28/2018	$11,034	$10,406
3/31/2018	$11,167	$10,473
4/30/2018	$11,042	$10,395
5/31/2018	$11,038	$10,469
6/30/2018	$11,012	$10,456
7/31/2018	$11,088	$10,459
8/31/2018	$11,078	$10,526
9/30/2018	$11,032	$10,458
10/31/2018	$10,841	$10,376
11/30/2018	$10,884	$10,438
12/31/2018	$11,141	$10,630
1/31/2019	$11,437	$10,742
2/28/2019	$11,427	$10,736
3/31/2019	$11,658	$10,942
4/30/2019	$11,684	$10,945
5/31/2019	$11,871	$11,139
6/30/2019	$12,131	$11,279
7/31/2019	$12,159	$11,304
8/31/2019	$12,437	$11,597
9/30/2019	$12,444	$11,535
10/31/2019	$12,548	$11,570
11/30/2019	$12,514	$11,564
12/31/2019	$12,614	$11,556
1/31/2020	$12,846	$11,778
2/29/2020	$12,938	$11,990
3/31/2020	$12,361	$11,920
4/30/2020	$12,813	$12,132
5/31/2020	$13,093	$12,188
6/30/2020	$13,260	$12,265
7/31/2020	$13,639	$12,448
8/31/2020	$13,599	$12,348
9/30/2020	$13,510	$12,341
10/31/2020	$13,432	$12,286
11/30/2020	$13,827	$12,406
12/31/2020	$13,948	$12,424
1/31/2021	$13,765	$12,334
2/28/2021	$13,476	$12,156
3/31/2021	$13,241	$12,005
4/30/2021	$13,440	$12,099
5/31/2021	$13,535	$12,139
6/30/2021	$13,664	$12,224
7/31/2021	$13,827	$12,361
8/31/2021	$13,841	$12,337
9/30/2021	$13,681	$12,231
10/31/2021	$13,704	$12,227
11/30/2021	$13,664	$12,263
12/31/2021	$13,706	$12,232
1/31/2022	$13,322	$11,968
2/28/2022	$13,003	$11,835
3/31/2022	$12,504	$11,506
4/30/2022	$11,840	$11,069
5/31/2022	$11,914	$11,141
6/30/2022	$11,551	$10,966
7/31/2022	$11,956	$11,234
8/31/2022	$11,568	$10,917
9/30/2022	$10,852	$10,445
10/31/2022	$10,694	$10,310
11/30/2022	$11,272	$10,689
12/31/2022	$11,177	$10,641
1/31/2023	$11,693	$10,968
2/28/2023	$11,284	$10,684
3/31/2023	$11,524	$10,956
4/30/2023	$11,595	$11,022
5/31/2023	$11,431	$10,902
6/30/2023	$11,515	$10,863
7/31/2023	$11,551	$10,856
8/31/2023	$11,370	$10,786
9/30/2023	$10,905	$10,512
10/31/2023	$10,628	$10,346
11/30/2023	$11,122	$10,815
12/31/2023	$11,602	$11,229
1/31/2024	$11,609	$11,198
2/29/2024	$11,463	$11,040
3/31/2024	$11,566	$11,142
4/30/2024	$11,206	$10,860
5/31/2024	$11,347	$11,044
6/30/2024	$11,592	$11,149
7/31/2024	$11,868	$11,409
8/31/2024	$12,056	$11,573
9/30/2024	$12,231	$11,728
10/31/2024	$11,914	$11,437
11/30/2024	$12,045	$11,558
12/31/2024	$11,820	$11,369
1/31/2025	$11,906	$11,430
2/28/2025	$12,163	$11,681
3/31/2025	$12,144	$11,685
4/30/2025	$12,150	$11,731
5/31/2025	$12,117	$11,647
6/30/2025	$12,351	$11,826
7/31/2025	$12,332	$11,795
8/31/2025	$12,488	$11,936
9/30/2025	$12,640	$12,067
10/31/2025	$12,704	$12,142
11/30/2025	$12,790	$12,217
12/31/2025	$12,774	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	8.07%	(1.74%)	2.48%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,621,311,448
Holdings Count | Holding		1,120
Advisory Fees Paid, Amount		$ 7,213,279
InvestmentCompanyPortfolioTurnover		117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,621,311,448 # of Portfolio Holdings1,120 Total Advisory Fees Paid$7,213,279 Portfolio Turnover Rate117%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(2.4%)
Derivatives	(0.0%)
Others (each less than 3.0%)	4.5%
Securities Lending Collateral	3.9%
Foreign Government Bonds & Notes	5.9%
Mortgage-Backed Securities	15.4%
Asset-Backed Securities	16.4%
U.S. Treasury Obligations	21.3%
Corporate Bonds & Notes	35.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000111629
Shareholder Report [Line Items]
Fund Name		Floating Rate Income Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.95%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the Morningstar LSTA US Leveraged Loan Index) to and security selection within second lien loans was a key contributor to performance.

+ An overweight to the insurance sector and an underweight to the materials sector contributed to relative performance during the reporting period.

+ Security selection in capital goods and automobiles & components were additive to relative performance.

Top detractors from performance:

- Security selection within software & services and pharmaceuticals industry groups detracted from performance during the reporting period.

- An underweight to the telecommunication services detracted as that sector was the top performer for the reporting period.

- Security selection within BB-rated loans detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Floating Rate Income (Class I)	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,953	$9,935	$9,927	$10,138
2/29/2016	$9,937	$9,882	$9,872	$10,210
3/31/2016	$10,150	$10,155	$10,133	$10,303
4/30/2016	$10,265	$10,356	$10,325	$10,343
5/31/2016	$10,328	$10,449	$10,419	$10,345
6/30/2016	$10,320	$10,451	$10,423	$10,531
7/31/2016	$10,434	$10,600	$10,569	$10,598
8/31/2016	$10,491	$10,680	$10,653	$10,586
9/30/2016	$10,567	$10,772	$10,746	$10,580
10/31/2016	$10,637	$10,861	$10,828	$10,499
11/30/2016	$10,678	$10,890	$10,863	$10,250
12/31/2016	$10,838	$11,016	$10,988	$10,265
1/31/2017	$10,915	$11,077	$11,046	$10,285
2/28/2017	$10,965	$11,133	$11,111	$10,354
3/31/2017	$10,962	$11,142	$11,120	$10,349
4/30/2017	$11,022	$11,191	$11,168	$10,428
5/31/2017	$11,045	$11,231	$11,211	$10,509
6/30/2017	$11,030	$11,227	$11,204	$10,498
7/31/2017	$11,098	$11,304	$11,291	$10,543
8/31/2017	$11,099	$11,299	$11,276	$10,638
9/30/2017	$11,135	$11,343	$11,322	$10,587
10/31/2017	$11,197	$11,411	$11,397	$10,593
11/30/2017	$11,205	$11,424	$11,410	$10,580
12/31/2017	$11,246	$11,469	$11,454	$10,628
1/31/2018	$11,330	$11,580	$11,578	$10,506
2/28/2018	$11,339	$11,603	$11,599	$10,406
3/31/2018	$11,360	$11,636	$11,636	$10,473
4/30/2018	$11,400	$11,684	$11,692	$10,395
5/31/2018	$11,424	$11,703	$11,715	$10,469
6/30/2018	$11,445	$11,717	$11,727	$10,456
7/31/2018	$11,521	$11,803	$11,824	$10,459
8/31/2018	$11,582	$11,851	$11,873	$10,526
9/30/2018	$11,652	$11,932	$11,953	$10,458
10/31/2018	$11,636	$11,929	$11,954	$10,376
11/30/2018	$11,528	$11,821	$11,857	$10,438
12/31/2018	$11,243	$11,520	$11,585	$10,630
1/31/2019	$11,509	$11,813	$11,852	$10,742
2/28/2019	$11,716	$12,001	$12,038	$10,736
3/31/2019	$11,655	$11,981	$12,023	$10,942
4/30/2019	$11,843	$12,178	$12,214	$10,945
5/31/2019	$11,813	$12,152	$12,186	$11,139
6/30/2019	$11,856	$12,181	$12,213	$11,279
7/31/2019	$11,958	$12,279	$12,309	$11,304
8/31/2019	$11,942	$12,245	$12,274	$11,597
9/30/2019	$11,997	$12,302	$12,326	$11,535
10/31/2019	$11,976	$12,247	$12,266	$11,570
11/30/2019	$12,042	$12,319	$12,333	$11,564
12/31/2019	$12,155	$12,516	$12,532	$11,556
1/31/2020	$12,171	$12,586	$12,599	$11,778
2/29/2020	$12,031	$12,419	$12,429	$11,990
3/31/2020	$11,221	$10,883	$10,879	$11,920
4/30/2020	$11,593	$11,373	$11,346	$12,132
5/31/2020	$12,032	$11,805	$11,777	$12,188
6/30/2020	$12,013	$11,939	$11,936	$12,265
7/31/2020	$12,215	$12,173	$12,161	$12,448
8/31/2020	$12,353	$12,354	$12,344	$12,348
9/30/2020	$12,376	$12,433	$12,429	$12,341
10/31/2020	$12,358	$12,458	$12,450	$12,286
11/30/2020	$12,569	$12,735	$12,715	$12,406
12/31/2020	$12,727	$12,907	$12,880	$12,424
1/31/2021	$12,834	$13,060	$13,044	$12,334
2/28/2021	$12,898	$13,137	$13,131	$12,156
3/31/2021	$12,899	$13,137	$13,139	$12,005
4/30/2021	$12,956	$13,204	$13,206	$12,099
5/31/2021	$13,030	$13,281	$13,275	$12,139
6/30/2021	$13,082	$13,330	$13,329	$12,224
7/31/2021	$13,081	$13,328	$13,328	$12,361
8/31/2021	$13,135	$13,391	$13,393	$12,337
9/30/2021	$13,210	$13,478	$13,480	$12,231
10/31/2021	$13,254	$13,513	$13,512	$12,227
11/30/2021	$13,232	$13,492	$13,491	$12,263
12/31/2021	$13,315	$13,578	$13,576	$12,232
1/31/2022	$13,359	$13,628	$13,625	$11,968
2/28/2022	$13,309	$13,558	$13,557	$11,835
3/31/2022	$13,256	$13,564	$13,562	$11,506
4/30/2022	$13,241	$13,592	$13,586	$11,069
5/31/2022	$12,936	$13,246	$13,245	$11,141
6/30/2022	$12,603	$12,960	$12,972	$10,966
7/31/2022	$12,912	$13,233	$13,214	$11,234
8/31/2022	$13,120	$13,435	$13,417	$10,917
9/30/2022	$12,743	$13,129	$13,126	$10,445
10/31/2022	$12,908	$13,259	$13,238	$10,310
11/30/2022	$13,088	$13,418	$13,385	$10,689
12/31/2022	$13,109	$13,470	$13,432	$10,641
1/31/2023	$13,457	$13,833	$13,777	$10,968
2/28/2023	$13,493	$13,913	$13,864	$10,684
3/31/2023	$13,613	$13,908	$13,850	$10,956
4/30/2023	$13,783	$14,048	$13,982	$11,022
5/31/2023	$13,732	$14,029	$13,970	$10,902
6/30/2023	$14,044	$14,346	$14,282	$10,863
7/31/2023	$14,230	$14,531	$14,468	$10,856
8/31/2023	$14,380	$14,701	$14,635	$10,786
9/30/2023	$14,483	$14,839	$14,764	$10,512
10/31/2023	$14,500	$14,840	$14,768	$10,346
11/30/2023	$14,686	$15,021	$14,944	$10,815
12/31/2023	$14,900	$15,260	$15,185	$11,229
1/31/2024	$14,977	$15,371	$15,303	$11,198
2/29/2024	$15,135	$15,511	$15,440	$11,040
3/31/2024	$15,287	$15,643	$15,568	$11,142
4/30/2024	$15,368	$15,737	$15,674	$10,860
5/31/2024	$15,483	$15,885	$15,816	$11,044
6/30/2024	$15,525	$15,933	$15,859	$11,149
7/31/2024	$15,625	$16,049	$15,976	$11,409
8/31/2024	$15,687	$16,147	$16,071	$11,573
9/30/2024	$15,781	$16,266	$16,189	$11,728
10/31/2024	$15,891	$16,406	$16,326	$11,437
11/30/2024	$16,028	$16,538	$16,462	$11,558
12/31/2024	$16,100	$16,636	$16,559	$11,369
1/31/2025	$16,179	$16,750	$16,678	$11,430
2/28/2025	$16,187	$16,768	$16,704	$11,681
3/31/2025	$16,138	$16,716	$16,660	$11,685
4/30/2025	$16,154	$16,707	$16,650	$11,731
5/31/2025	$16,366	$16,962	$16,913	$11,647
6/30/2025	$16,522	$17,103	$17,049	$11,826
7/31/2025	$16,665	$17,252	$17,189	$11,795
8/31/2025	$16,749	$17,322	$17,253	$11,936
9/30/2025	$16,850	$17,405	$17,336	$12,067
10/31/2025	$16,913	$17,444	$17,387	$12,142
11/30/2025	$16,990	$17,499	$17,424	$12,217
12/31/2025	$17,114	$17,617	$17,542	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.30%	6.10%	5.52%
Morningstar LSTA US Leveraged Loan Index (Benchmark)	5.90%	6.42%	5.83%
S&P UBS Leveraged Loan Index (Benchmark)	5.94%	6.37%	5.78%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Performance Table Market Index Changed [Text Block]		Effective September 15, 2025, the benchmark index for the Fund changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index because the sub-adviser believes it better represents the universe of securities in which the Fund invests.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 342,710,579
Holdings Count | Holding		133
Advisory Fees Paid, Amount		$ 2,528,456
InvestmentCompanyPortfolioTurnover		174.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$342,710,579 # of Portfolio Holdings133 Total Advisory Fees Paid$2,528,456 Portfolio Turnover Rate174%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.7%)
Others (each less than 3.0%)	3.2%
Exchange-Traded Funds	5.8%
Consumer, Cyclical	7.0%
Communications	10.7%
Consumer, Non-Cyclical	11.9%
Technology	15.7%
Financial	23.4%
Industrial	24.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000111630
Shareholder Report [Line Items]
Fund Name		Floating Rate Income Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$76	0.74%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the Morningstar LSTA US Leveraged Loan Index) to and security selection within second lien loans was a key contributor to performance.

+ An overweight to the insurance sector and an underweight to the materials sector contributed to relative performance during the reporting period.

+ Security selection in capital goods and automobiles & components were additive to relative performance.

Top detractors from performance:

- Security selection within software & services and pharmaceuticals industry groups detracted from performance during the reporting period.

- An underweight to the telecommunication services detracted as that sector was the top performer for the reporting period.

- Security selection within BB-rated loans detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Floating Rate Income (Class P)	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,955	$9,935	$9,927	$10,138
2/29/2016	$9,941	$9,882	$9,872	$10,210
3/31/2016	$10,155	$10,155	$10,133	$10,303
4/30/2016	$10,272	$10,356	$10,325	$10,343
5/31/2016	$10,336	$10,449	$10,419	$10,345
6/30/2016	$10,331	$10,451	$10,423	$10,531
7/31/2016	$10,447	$10,600	$10,569	$10,598
8/31/2016	$10,505	$10,680	$10,653	$10,586
9/30/2016	$10,583	$10,772	$10,746	$10,580
10/31/2016	$10,654	$10,861	$10,828	$10,499
11/30/2016	$10,697	$10,890	$10,863	$10,250
12/31/2016	$10,860	$11,016	$10,988	$10,265
1/31/2017	$10,938	$11,077	$11,046	$10,285
2/28/2017	$10,991	$11,133	$11,111	$10,354
3/31/2017	$10,989	$11,142	$11,120	$10,349
4/30/2017	$11,051	$11,191	$11,168	$10,428
5/31/2017	$11,076	$11,231	$11,211	$10,509
6/30/2017	$11,063	$11,227	$11,204	$10,498
7/31/2017	$11,133	$11,304	$11,291	$10,543
8/31/2017	$11,136	$11,299	$11,276	$10,638
9/30/2017	$11,173	$11,343	$11,322	$10,587
10/31/2017	$11,238	$11,411	$11,397	$10,593
11/30/2017	$11,248	$11,424	$11,410	$10,580
12/31/2017	$11,290	$11,469	$11,454	$10,628
1/31/2018	$11,377	$11,580	$11,578	$10,506
2/28/2018	$11,387	$11,603	$11,599	$10,406
3/31/2018	$11,411	$11,636	$11,636	$10,473
4/30/2018	$11,452	$11,684	$11,692	$10,395
5/31/2018	$11,478	$11,703	$11,715	$10,469
6/30/2018	$11,502	$11,717	$11,727	$10,456
7/31/2018	$11,580	$11,803	$11,824	$10,459
8/31/2018	$11,643	$11,851	$11,873	$10,526
9/30/2018	$11,716	$11,932	$11,953	$10,458
10/31/2018	$11,702	$11,929	$11,954	$10,376
11/30/2018	$11,595	$11,821	$11,857	$10,438
12/31/2018	$11,310	$11,520	$11,585	$10,630
1/31/2019	$11,580	$11,813	$11,852	$10,742
2/28/2019	$11,790	$12,001	$12,038	$10,736
3/31/2019	$11,728	$11,981	$12,023	$10,942
4/30/2019	$11,919	$12,178	$12,214	$10,945
5/31/2019	$11,891	$12,152	$12,186	$11,139
6/30/2019	$11,936	$12,181	$12,213	$11,279
7/31/2019	$12,041	$12,279	$12,309	$11,304
8/31/2019	$12,027	$12,245	$12,274	$11,597
9/30/2019	$12,084	$12,302	$12,326	$11,535
10/31/2019	$12,065	$12,247	$12,266	$11,570
11/30/2019	$12,133	$12,319	$12,333	$11,564
12/31/2019	$12,249	$12,516	$12,532	$11,556
1/31/2020	$12,268	$12,586	$12,599	$11,778
2/29/2020	$12,128	$12,419	$12,429	$11,990
3/31/2020	$11,314	$10,883	$10,879	$11,920
4/30/2020	$11,691	$11,373	$11,346	$12,132
5/31/2020	$12,135	$11,805	$11,777	$12,188
6/30/2020	$12,118	$11,939	$11,936	$12,265
7/31/2020	$12,324	$12,173	$12,161	$12,448
8/31/2020	$12,466	$12,354	$12,344	$12,348
9/30/2020	$12,491	$12,433	$12,429	$12,341
10/31/2020	$12,475	$12,458	$12,450	$12,286
11/30/2020	$12,690	$12,735	$12,715	$12,406
12/31/2020	$12,851	$12,907	$12,880	$12,424
1/31/2021	$12,962	$13,060	$13,044	$12,334
2/28/2021	$13,029	$13,137	$13,131	$12,156
3/31/2021	$13,032	$13,137	$13,139	$12,005
4/30/2021	$13,092	$13,204	$13,206	$12,099
5/31/2021	$13,168	$13,281	$13,275	$12,139
6/30/2021	$13,224	$13,330	$13,329	$12,224
7/31/2021	$13,225	$13,328	$13,328	$12,361
8/31/2021	$13,282	$13,391	$13,393	$12,337
9/30/2021	$13,360	$13,478	$13,480	$12,231
10/31/2021	$13,406	$13,513	$13,512	$12,227
11/30/2021	$13,387	$13,492	$13,491	$12,263
12/31/2021	$13,472	$13,578	$13,576	$12,232
1/31/2022	$13,519	$13,628	$13,625	$11,968
2/28/2022	$13,471	$13,558	$13,557	$11,835
3/31/2022	$13,419	$13,564	$13,562	$11,506
4/30/2022	$13,407	$13,592	$13,586	$11,069
5/31/2022	$13,100	$13,246	$13,245	$11,141
6/30/2022	$12,765	$12,960	$12,972	$10,966
7/31/2022	$13,080	$13,233	$13,214	$11,234
8/31/2022	$13,293	$13,435	$13,417	$10,917
9/30/2022	$12,913	$13,129	$13,126	$10,445
10/31/2022	$13,083	$13,259	$13,238	$10,310
11/30/2022	$13,267	$13,418	$13,385	$10,689
12/31/2022	$13,291	$13,470	$13,432	$10,641
1/31/2023	$13,646	$13,833	$13,777	$10,968
2/28/2023	$13,684	$13,913	$13,864	$10,684
3/31/2023	$13,808	$13,908	$13,850	$10,956
4/30/2023	$13,982	$14,048	$13,982	$11,022
5/31/2023	$13,933	$14,029	$13,970	$10,902
6/30/2023	$14,252	$14,346	$14,282	$10,863
7/31/2023	$14,444	$14,531	$14,468	$10,856
8/31/2023	$14,599	$14,701	$14,635	$10,786
9/30/2023	$14,689	$14,839	$14,764	$10,512
10/31/2023	$14,708	$14,840	$14,768	$10,346
11/30/2023	$14,900	$15,021	$14,944	$10,815
12/31/2023	$15,120	$15,260	$15,185	$11,229
1/31/2024	$15,219	$15,371	$15,303	$11,198
2/29/2024	$15,381	$15,511	$15,440	$11,040
3/31/2024	$15,539	$15,643	$15,568	$11,142
4/30/2024	$15,623	$15,737	$15,674	$10,860
5/31/2024	$15,743	$15,885	$15,816	$11,044
6/30/2024	$15,788	$15,933	$15,859	$11,149
7/31/2024	$15,893	$16,049	$15,976	$11,409
8/31/2024	$15,958	$16,147	$16,071	$11,573
9/30/2024	$16,056	$16,266	$16,189	$11,728
10/31/2024	$16,171	$16,406	$16,326	$11,437
11/30/2024	$16,313	$16,538	$16,462	$11,558
12/31/2024	$16,389	$16,636	$16,559	$11,369
1/31/2025	$16,473	$16,750	$16,678	$11,430
2/28/2025	$16,484	$16,768	$16,704	$11,681
3/31/2025	$16,436	$16,716	$16,660	$11,685
4/30/2025	$16,455	$16,707	$16,650	$11,731
5/31/2025	$16,674	$16,962	$16,913	$11,647
6/30/2025	$16,836	$17,103	$17,049	$11,826
7/31/2025	$16,984	$17,252	$17,189	$11,795
8/31/2025	$17,073	$17,322	$17,253	$11,936
9/30/2025	$17,179	$17,405	$17,336	$12,067
10/31/2025	$17,246	$17,444	$17,387	$12,142
11/30/2025	$17,327	$17,499	$17,424	$12,217
12/31/2025	$17,457	$17,617	$17,542	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	6.52%	6.32%	5.73%
Morningstar LSTA US Leveraged Loan Index (Benchmark)	5.90%	6.42%	5.83%
S&P UBS Leveraged Loan Index (Benchmark)	5.94%	6.37%	5.78%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Performance Table Market Index Changed [Text Block]		Effective September 15, 2025, the benchmark index for the Fund changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index because the sub-adviser believes it better represents the universe of securities in which the Fund invests.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 342,710,579
Holdings Count | Holding		133
Advisory Fees Paid, Amount		$ 2,528,456
InvestmentCompanyPortfolioTurnover		174.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$342,710,579 # of Portfolio Holdings133 Total Advisory Fees Paid$2,528,456 Portfolio Turnover Rate174%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.7%)
Others (each less than 3.0%)	3.2%
Exchange-Traded Funds	5.8%
Consumer, Cyclical	7.0%
Communications	10.7%
Consumer, Non-Cyclical	11.9%
Technology	15.7%
Financial	23.4%
Industrial	24.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078079
Shareholder Report [Line Items]
Fund Name		High Yield Bond Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight (relative to its benchmark index, the Bloomberg US High-Yield 2% Issuer Capped Bond Index) to CC-rated securities contributed to performance.

+ Security selection was additive to relative returns due to issuer selection in the electric utilities and insurance sectors.

+ Exposure to longer duration corporate bonds was additive to performance as the result of falling yields across the U.S. Treasury curve during the reporting period.

Top detractors from performance:

- An underweight to the communications sector and an overweight to the capital goods sector weighed on performance.

- An underweight to BB-rated securities detracted from relative returns as performance favored higher quality during the reporting period.

- Security selection in the consumer non-cyclical and communications sectors detracted.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	High Yield Bond (Class I)	Bloomberg US High Yield 2% Issuer Capped Bond Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,767	$9,839	$10,138
2/29/2016	$9,830	$9,896	$10,210
3/31/2016	$10,226	$10,335	$10,303
4/30/2016	$10,561	$10,740	$10,343
5/31/2016	$10,622	$10,806	$10,345
6/30/2016	$10,706	$10,906	$10,531
7/31/2016	$10,979	$11,201	$10,598
8/31/2016	$11,212	$11,435	$10,586
9/30/2016	$11,305	$11,511	$10,580
10/31/2016	$11,329	$11,556	$10,499
11/30/2016	$11,324	$11,501	$10,250
12/31/2016	$11,537	$11,713	$10,265
1/31/2017	$11,711	$11,883	$10,285
2/28/2017	$11,890	$12,056	$10,354
3/31/2017	$11,856	$12,029	$10,349
4/30/2017	$11,972	$12,168	$10,428
5/31/2017	$12,059	$12,273	$10,509
6/30/2017	$12,055	$12,290	$10,498
7/31/2017	$12,208	$12,426	$10,543
8/31/2017	$12,205	$12,421	$10,638
9/30/2017	$12,326	$12,533	$10,587
10/31/2017	$12,400	$12,586	$10,593
11/30/2017	$12,405	$12,554	$10,580
12/31/2017	$12,431	$12,592	$10,628
1/31/2018	$12,514	$12,667	$10,506
2/28/2018	$12,386	$12,560	$10,406
3/31/2018	$12,297	$12,484	$10,473
4/30/2018	$12,357	$12,565	$10,395
5/31/2018	$12,346	$12,562	$10,469
6/30/2018	$12,395	$12,612	$10,456
7/31/2018	$12,503	$12,750	$10,459
8/31/2018	$12,589	$12,844	$10,526
9/30/2018	$12,652	$12,915	$10,458
10/31/2018	$12,423	$12,709	$10,376
11/30/2018	$12,332	$12,599	$10,438
12/31/2018	$12,024	$12,329	$10,630
1/31/2019	$12,582	$12,887	$10,742
2/28/2019	$12,799	$13,101	$10,736
3/31/2019	$12,891	$13,224	$10,942
4/30/2019	$13,051	$13,412	$10,945
5/31/2019	$12,912	$13,253	$11,139
6/30/2019	$13,213	$13,555	$11,279
7/31/2019	$13,252	$13,631	$11,304
8/31/2019	$13,341	$13,686	$11,597
9/30/2019	$13,401	$13,736	$11,535
10/31/2019	$13,387	$13,773	$11,570
11/30/2019	$13,464	$13,818	$11,564
12/31/2019	$13,705	$14,095	$11,556
1/31/2020	$13,677	$14,098	$11,778
2/29/2020	$13,397	$13,900	$11,990
3/31/2020	$11,821	$12,307	$11,920
4/30/2020	$12,334	$12,864	$12,132
5/31/2020	$12,835	$13,426	$12,188
6/30/2020	$12,915	$13,554	$12,265
7/31/2020	$13,489	$14,185	$12,448
8/31/2020	$13,637	$14,322	$12,348
9/30/2020	$13,571	$14,175	$12,341
10/31/2020	$13,663	$14,245	$12,286
11/30/2020	$14,235	$14,809	$12,406
12/31/2020	$14,493	$15,088	$12,424
1/31/2021	$14,496	$15,138	$12,334
2/28/2021	$14,602	$15,194	$12,156
3/31/2021	$14,660	$15,217	$12,005
4/30/2021	$14,813	$15,382	$12,099
5/31/2021	$14,864	$15,427	$12,139
6/30/2021	$15,037	$15,633	$12,224
7/31/2021	$15,075	$15,692	$12,361
8/31/2021	$15,159	$15,774	$12,337
9/30/2021	$15,154	$15,773	$12,231
10/31/2021	$15,125	$15,744	$12,227
11/30/2021	$14,998	$15,589	$12,263
12/31/2021	$15,278	$15,882	$12,232
1/31/2022	$14,878	$15,449	$11,968
2/28/2022	$14,769	$15,290	$11,835
3/31/2022	$14,635	$15,116	$11,506
4/30/2022	$14,095	$14,579	$11,069
5/31/2022	$14,113	$14,613	$11,141
6/30/2022	$13,217	$13,629	$10,966
7/31/2022	$13,953	$14,433	$11,234
8/31/2022	$13,634	$14,101	$10,917
9/30/2022	$13,081	$13,542	$10,445
10/31/2022	$13,434	$13,893	$10,310
11/30/2022	$13,786	$14,193	$10,689
12/31/2022	$13,697	$14,106	$10,641
1/31/2023	$14,235	$14,643	$10,968
2/28/2023	$13,987	$14,456	$10,684
3/31/2023	$14,165	$14,609	$10,956
4/30/2023	$14,331	$14,756	$11,022
5/31/2023	$14,146	$14,620	$10,902
6/30/2023	$14,377	$14,865	$10,863
7/31/2023	$14,552	$15,071	$10,856
8/31/2023	$14,602	$15,114	$10,786
9/30/2023	$14,417	$14,934	$10,512
10/31/2023	$14,203	$14,758	$10,346
11/30/2023	$14,843	$15,427	$10,815
12/31/2023	$15,371	$16,002	$11,229
1/31/2024	$15,400	$16,002	$11,198
2/29/2024	$15,458	$16,048	$11,040
3/31/2024	$15,672	$16,238	$11,142
4/30/2024	$15,489	$16,086	$10,860
5/31/2024	$15,630	$16,262	$11,044
6/30/2024	$15,773	$16,416	$11,149
7/31/2024	$16,054	$16,735	$11,409
8/31/2024	$16,271	$17,008	$11,573
9/30/2024	$16,475	$17,283	$11,728
10/31/2024	$16,378	$17,190	$11,437
11/30/2024	$16,519	$17,387	$11,558
12/31/2024	$16,469	$17,313	$11,369
1/31/2025	$16,636	$17,550	$11,430
2/28/2025	$16,739	$17,668	$11,681
3/31/2025	$16,496	$17,487	$11,685
4/30/2025	$16,531	$17,484	$11,731
5/31/2025	$16,826	$17,777	$11,647
6/30/2025	$17,151	$18,104	$11,826
7/31/2025	$17,212	$18,186	$11,795
8/31/2025	$17,392	$18,413	$11,936
9/30/2025	$17,508	$18,563	$12,067
10/31/2025	$17,502	$18,592	$12,142
11/30/2025	$17,544	$18,700	$12,217
12/31/2025	$17,668	$18,806	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.27%	4.04%	5.86%
Bloomberg US High Yield 2% Issuer Capped Bond Index (Benchmark)	8.62%	4.50%	6.52%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 667,211,884
Holdings Count | Holding		229
Advisory Fees Paid, Amount		$ 2,838,953
InvestmentCompanyPortfolioTurnover		66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$667,211,884 # of Portfolio Holdings229 Total Advisory Fees Paid$2,838,953 Portfolio Turnover Rate66%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(6.1%)
Others (each less than 3.0%)	3.6%
Utilities	3.1%
Asset-Backed Securities	3.4%
Technology	6.2%
Communications	6.8%
Securities Lending Collateral	9.9%
Energy	12.0%
Consumer, Cyclical	13.8%
Consumer, Non-Cyclical	13.9%
Financial	14.3%
Industrial	19.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098951
Shareholder Report [Line Items]
Fund Name		High Yield Bond Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$47	0.45%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight (relative to its benchmark index, the Bloomberg US High-Yield 2% Issuer Capped Bond Index) to CC-rated securities contributed to performance.

+ Security selection was additive to relative returns due to issuer selection in the electric utilities and insurance sectors.

+ Exposure to longer duration corporate bonds was additive to performance as the result of falling yields across the U.S. Treasury curve during the reporting period.

Top detractors from performance:

- An underweight to the communications sector and an overweight to the capital goods sector weighed on performance.

- An underweight to BB-rated securities detracted from relative returns as performance favored higher quality during the reporting period.

- Security selection in the consumer non-cyclical and communications sectors detracted.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	High Yield Bond (Class P)	Bloomberg US High Yield 2% Issuer Capped Bond Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,769	$9,839	$10,138
2/29/2016	$9,833	$9,896	$10,210
3/31/2016	$10,231	$10,335	$10,303
4/30/2016	$10,568	$10,740	$10,343
5/31/2016	$10,631	$10,806	$10,345
6/30/2016	$10,716	$10,906	$10,531
7/31/2016	$10,991	$11,201	$10,598
8/31/2016	$11,227	$11,435	$10,586
9/30/2016	$11,322	$11,511	$10,580
10/31/2016	$11,348	$11,556	$10,499
11/30/2016	$11,345	$11,501	$10,250
12/31/2016	$11,559	$11,713	$10,265
1/31/2017	$11,736	$11,883	$10,285
2/28/2017	$11,917	$12,056	$10,354
3/31/2017	$11,886	$12,029	$10,349
4/30/2017	$12,003	$12,168	$10,428
5/31/2017	$12,093	$12,273	$10,509
6/30/2017	$12,091	$12,290	$10,498
7/31/2017	$12,247	$12,426	$10,543
8/31/2017	$12,245	$12,421	$10,638
9/30/2017	$12,368	$12,533	$10,587
10/31/2017	$12,446	$12,586	$10,593
11/30/2017	$12,453	$12,554	$10,580
12/31/2017	$12,480	$12,592	$10,628
1/31/2018	$12,566	$12,667	$10,506
2/28/2018	$12,439	$12,560	$10,406
3/31/2018	$12,352	$12,484	$10,473
4/30/2018	$12,414	$12,565	$10,395
5/31/2018	$12,406	$12,562	$10,469
6/30/2018	$12,457	$12,612	$10,456
7/31/2018	$12,568	$12,750	$10,459
8/31/2018	$12,656	$12,844	$10,526
9/30/2018	$12,721	$12,915	$10,458
10/31/2018	$12,493	$12,709	$10,376
11/30/2018	$12,404	$12,599	$10,438
12/31/2018	$12,096	$12,329	$10,630
1/31/2019	$12,659	$12,887	$10,742
2/28/2019	$12,880	$13,101	$10,736
3/31/2019	$12,975	$13,224	$10,942
4/30/2019	$13,138	$13,412	$10,945
5/31/2019	$13,000	$13,253	$11,139
6/30/2019	$13,305	$13,555	$11,279
7/31/2019	$13,347	$13,631	$11,304
8/31/2019	$13,439	$13,686	$11,597
9/30/2019	$13,501	$13,736	$11,535
10/31/2019	$13,490	$13,773	$11,570
11/30/2019	$13,569	$13,818	$11,564
12/31/2019	$13,815	$14,095	$11,556
1/31/2020	$13,789	$14,098	$11,778
2/29/2020	$13,509	$13,900	$11,990
3/31/2020	$11,921	$12,307	$11,920
4/30/2020	$12,441	$12,864	$12,132
5/31/2020	$12,948	$13,426	$12,188
6/30/2020	$13,031	$13,554	$12,265
7/31/2020	$13,613	$14,185	$12,448
8/31/2020	$13,765	$14,322	$12,348
9/30/2020	$13,700	$14,175	$12,341
10/31/2020	$13,795	$14,245	$12,286
11/30/2020	$14,375	$14,809	$12,406
12/31/2020	$14,638	$15,088	$12,424
1/31/2021	$14,644	$15,138	$12,334
2/28/2021	$14,753	$15,194	$12,156
3/31/2021	$14,814	$15,217	$12,005
4/30/2021	$14,971	$15,382	$12,099
5/31/2021	$15,025	$15,427	$12,139
6/30/2021	$15,203	$15,633	$12,224
7/31/2021	$15,244	$15,692	$12,361
8/31/2021	$15,331	$15,774	$12,337
9/30/2021	$15,329	$15,773	$12,231
10/31/2021	$15,301	$15,744	$12,227
11/30/2021	$15,176	$15,589	$12,263
12/31/2021	$15,462	$15,882	$12,232
1/31/2022	$15,060	$15,449	$11,968
2/28/2022	$14,951	$15,290	$11,835
3/31/2022	$14,819	$15,116	$11,506
4/30/2022	$14,274	$14,579	$11,069
5/31/2022	$14,295	$14,613	$11,141
6/30/2022	$13,389	$13,629	$10,966
7/31/2022	$14,137	$14,433	$11,234
8/31/2022	$13,817	$14,101	$10,917
9/30/2022	$13,258	$13,542	$10,445
10/31/2022	$13,618	$13,893	$10,310
11/30/2022	$13,977	$14,193	$10,689
12/31/2022	$13,890	$14,106	$10,641
1/31/2023	$14,438	$14,643	$10,968
2/28/2023	$14,188	$14,456	$10,684
3/31/2023	$14,371	$14,609	$10,956
4/30/2023	$14,542	$14,756	$11,022
5/31/2023	$14,357	$14,620	$10,902
6/30/2023	$14,593	$14,865	$10,863
7/31/2023	$14,774	$15,071	$10,856
8/31/2023	$14,827	$15,114	$10,786
9/30/2023	$14,642	$14,934	$10,512
10/31/2023	$14,426	$14,758	$10,346
11/30/2023	$15,079	$15,427	$10,815
12/31/2023	$15,619	$16,002	$11,229
1/31/2024	$15,651	$16,002	$11,198
2/29/2024	$15,712	$16,048	$11,040
3/31/2024	$15,932	$16,238	$11,142
4/30/2024	$15,748	$16,086	$10,860
5/31/2024	$15,895	$16,262	$11,044
6/30/2024	$16,043	$16,416	$11,149
7/31/2024	$16,331	$16,735	$11,409
8/31/2024	$16,555	$17,008	$11,573
9/30/2024	$16,766	$17,283	$11,728
10/31/2024	$16,670	$17,190	$11,437
11/30/2024	$16,815	$17,387	$11,558
12/31/2024	$16,768	$17,313	$11,369
1/31/2025	$16,940	$17,550	$11,430
2/28/2025	$17,048	$17,668	$11,681
3/31/2025	$16,803	$17,487	$11,685
4/30/2025	$16,842	$17,484	$11,731
5/31/2025	$17,145	$17,777	$11,647
6/30/2025	$17,480	$18,104	$11,826
7/31/2025	$17,544	$18,186	$11,795
8/31/2025	$17,731	$18,413	$11,936
9/30/2025	$17,852	$18,563	$12,067
10/31/2025	$17,848	$18,592	$12,142
11/30/2025	$17,895	$18,700	$12,217
12/31/2025	$18,024	$18,806	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	7.49%	4.25%	6.07%
Bloomberg US High Yield 2% Issuer Capped Bond Index (Benchmark)	8.62%	4.50%	6.52%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 667,211,884
Holdings Count | Holding		229
Advisory Fees Paid, Amount		$ 2,838,953
InvestmentCompanyPortfolioTurnover		66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$667,211,884 # of Portfolio Holdings229 Total Advisory Fees Paid$2,838,953 Portfolio Turnover Rate66%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(6.1%)
Others (each less than 3.0%)	3.6%
Utilities	3.1%
Asset-Backed Securities	3.4%
Technology	6.2%
Communications	6.8%
Securities Lending Collateral	9.9%
Energy	12.0%
Consumer, Cyclical	13.8%
Consumer, Non-Cyclical	13.9%
Financial	14.3%
Industrial	19.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078081
Shareholder Report [Line Items]
Fund Name		Inflation Managed Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$135	1.30%

Expenses Paid, Amount		$ 135
Expense Ratio, Percent		1.30%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Interest rate strategies in the United States contributed to performance, particularly an overweight (relative to its benchmark index, the Bloomberg US TIPS Index) exposure to the 7-year and 10-year portions of the curve as the Federal Reserve cut interest rates during the reporting period.

+ Interest rate strategies in Europe and the U.K. contributed to performance, particularly an underweight exposure to the 30-year portion of the curve as European long-term rates rose over the reporting period.

+ Exposure to securitized assets such as agency mortgage-backed securities contributed to performance as they outperformed similar maturity Treasury Inflation-Protected Securities.

Top detractors from performance:

- Overweight exposure to U.S. Treasury Inflation Protected Securities (“US TIPS”) detracted from performance as inflation expectations fell during the reporting period.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Inflation Managed (Class I)	Bloomberg US Treasury Inflation Protected Securities Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,139	$10,148	$10,138
2/29/2016	$10,178	$10,261	$10,210
3/31/2016	$10,434	$10,446	$10,303
4/30/2016	$10,488	$10,482	$10,343
5/31/2016	$10,403	$10,408	$10,345
6/30/2016	$10,626	$10,624	$10,531
7/31/2016	$10,707	$10,716	$10,598
8/31/2016	$10,660	$10,668	$10,586
9/30/2016	$10,760	$10,727	$10,580
10/31/2016	$10,717	$10,684	$10,499
11/30/2016	$10,504	$10,479	$10,250
12/31/2016	$10,512	$10,468	$10,265
1/31/2017	$10,632	$10,556	$10,285
2/28/2017	$10,692	$10,606	$10,354
3/31/2017	$10,700	$10,600	$10,349
4/30/2017	$10,746	$10,663	$10,428
5/31/2017	$10,752	$10,659	$10,509
6/30/2017	$10,650	$10,557	$10,498
7/31/2017	$10,708	$10,604	$10,543
8/31/2017	$10,809	$10,717	$10,638
9/30/2017	$10,760	$10,649	$10,587
10/31/2017	$10,786	$10,671	$10,593
11/30/2017	$10,788	$10,685	$10,580
12/31/2017	$10,899	$10,783	$10,628
1/31/2018	$10,816	$10,691	$10,506
2/28/2018	$10,718	$10,587	$10,406
3/31/2018	$10,800	$10,698	$10,473
4/30/2018	$10,793	$10,692	$10,395
5/31/2018	$10,800	$10,737	$10,469
6/30/2018	$10,873	$10,780	$10,456
7/31/2018	$10,836	$10,729	$10,459
8/31/2018	$10,884	$10,806	$10,526
9/30/2018	$10,788	$10,692	$10,458
10/31/2018	$10,615	$10,539	$10,376
11/30/2018	$10,643	$10,589	$10,438
12/31/2018	$10,664	$10,647	$10,630
1/31/2019	$10,863	$10,790	$10,742
2/28/2019	$10,869	$10,789	$10,736
3/31/2019	$11,062	$10,987	$10,942
4/30/2019	$11,097	$11,024	$10,945
5/31/2019	$11,268	$11,206	$11,139
6/30/2019	$11,344	$11,302	$11,279
7/31/2019	$11,384	$11,342	$11,304
8/31/2019	$11,590	$11,612	$11,597
9/30/2019	$11,477	$11,454	$11,535
10/31/2019	$11,478	$11,483	$11,570
11/30/2019	$11,511	$11,501	$11,564
12/31/2019	$11,586	$11,544	$11,556
1/31/2020	$11,830	$11,787	$11,778
2/29/2020	$11,929	$11,950	$11,990
3/31/2020	$11,605	$11,740	$11,920
4/30/2020	$11,972	$12,066	$12,132
5/31/2020	$12,060	$12,103	$12,188
6/30/2020	$12,250	$12,238	$12,265
7/31/2020	$12,545	$12,519	$12,448
8/31/2020	$12,696	$12,656	$12,348
9/30/2020	$12,640	$12,609	$12,341
10/31/2020	$12,575	$12,528	$12,286
11/30/2020	$12,735	$12,668	$12,406
12/31/2020	$12,909	$12,813	$12,424
1/31/2021	$12,990	$12,856	$12,334
2/28/2021	$12,758	$12,649	$12,156
3/31/2021	$12,736	$12,625	$12,005
4/30/2021	$12,926	$12,801	$12,099
5/31/2021	$13,072	$12,956	$12,139
6/30/2021	$13,142	$13,035	$12,224
7/31/2021	$13,498	$13,382	$12,361
8/31/2021	$13,470	$13,359	$12,337
9/30/2021	$13,367	$13,263	$12,231
10/31/2021	$13,471	$13,414	$12,227
11/30/2021	$13,569	$13,534	$12,263
12/31/2021	$13,643	$13,577	$12,232
1/31/2022	$13,320	$13,302	$11,968
2/28/2022	$13,414	$13,416	$11,835
3/31/2022	$13,242	$13,166	$11,506
4/30/2022	$12,958	$12,897	$11,069
5/31/2022	$12,806	$12,769	$11,141
6/30/2022	$12,387	$12,365	$10,966
7/31/2022	$12,926	$12,903	$11,234
8/31/2022	$12,577	$12,560	$10,917
9/30/2022	$11,732	$11,729	$10,445
10/31/2022	$11,902	$11,875	$10,310
11/30/2022	$12,118	$12,092	$10,689
12/31/2022	$12,023	$11,968	$10,641
1/31/2023	$12,246	$12,188	$10,968
2/28/2023	$12,076	$12,020	$10,684
3/31/2023	$12,402	$12,368	$10,956
4/30/2023	$12,424	$12,381	$11,022
5/31/2023	$12,255	$12,233	$10,902
6/30/2023	$12,221	$12,192	$10,863
7/31/2023	$12,256	$12,207	$10,856
8/31/2023	$12,141	$12,098	$10,786
9/30/2023	$11,924	$11,875	$10,512
10/31/2023	$11,829	$11,789	$10,346
11/30/2023	$12,165	$12,109	$10,815
12/31/2023	$12,465	$12,435	$11,229
1/31/2024	$12,531	$12,457	$11,198
2/29/2024	$12,403	$12,323	$11,040
3/31/2024	$12,497	$12,424	$11,142
4/30/2024	$12,295	$12,215	$10,860
5/31/2024	$12,524	$12,424	$11,044
6/30/2024	$12,607	$12,522	$11,149
7/31/2024	$12,866	$12,745	$11,409
8/31/2024	$12,960	$12,845	$11,573
9/30/2024	$13,152	$13,038	$11,728
10/31/2024	$12,896	$12,804	$11,437
11/30/2024	$12,972	$12,866	$11,558
12/31/2024	$12,758	$12,663	$11,369
1/31/2025	$12,947	$12,827	$11,430
2/28/2025	$13,251	$13,106	$11,681
3/31/2025	$13,356	$13,190	$11,685
4/30/2025	$13,353	$13,206	$11,731
5/31/2025	$13,289	$13,128	$11,647
6/30/2025	$13,450	$13,254	$11,826
7/31/2025	$13,470	$13,270	$11,795
8/31/2025	$13,718	$13,474	$11,936
9/30/2025	$13,759	$13,532	$12,067
10/31/2025	$13,825	$13,580	$12,142
11/30/2025	$13,858	$13,605	$12,217
12/31/2025	$13,778	$13,550	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.99%	1.31%	3.26%
Bloomberg US Treasury Inflation Protected Securities Index (Benchmark)	7.01%	1.12%	3.09%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 374,324,375
Holdings Count | Holding		280
Advisory Fees Paid, Amount		$ 1,424,929
InvestmentCompanyPortfolioTurnover		189.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$374,324,375 # of Portfolio Holdings280 Total Advisory Fees Paid$1,424,929 Portfolio Turnover Rate189%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(28.6%)
Derivatives	1.1%
Others (each less than 3.0%)	0.9%
Foreign Government Bonds & Notes	5.7%
Asset-Backed Securities	6.4%
Mortgage-Backed Securities	21.2%
U.S. Treasury Obligations	93.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098953
Shareholder Report [Line Items]
Fund Name		Inflation Managed Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$115	1.10%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Interest rate strategies in the United States contributed to performance, particularly an overweight (relative to its benchmark index, the Bloomberg US TIPS Index) exposure to the 7-year and 10-year portions of the curve as the Federal Reserve cut interest rates during the reporting period.

+ Interest rate strategies in Europe and the U.K. contributed to performance, particularly an underweight exposure to the 30-year portion of the curve as European long-term rates rose over the reporting period.

+ Exposure to securitized assets such as agency mortgage-backed securities contributed to performance as they outperformed similar maturity Treasury Inflation-Protected Securities.

Top detractors from performance:

- Overweight exposure to U.S. Treasury Inflation Protected Securities (“US TIPS”) detracted from performance as inflation expectations fell during the reporting period.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Inflation Managed (Class P)	Bloomberg US Treasury Inflation Protected Securities Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,140	$10,148	$10,138
2/29/2016	$10,181	$10,261	$10,210
3/31/2016	$10,439	$10,446	$10,303
4/30/2016	$10,495	$10,482	$10,343
5/31/2016	$10,411	$10,408	$10,345
6/30/2016	$10,637	$10,624	$10,531
7/31/2016	$10,720	$10,716	$10,598
8/31/2016	$10,674	$10,668	$10,586
9/30/2016	$10,776	$10,727	$10,580
10/31/2016	$10,735	$10,684	$10,499
11/30/2016	$10,523	$10,479	$10,250
12/31/2016	$10,533	$10,468	$10,265
1/31/2017	$10,655	$10,556	$10,285
2/28/2017	$10,717	$10,606	$10,354
3/31/2017	$10,727	$10,600	$10,349
4/30/2017	$10,774	$10,663	$10,428
5/31/2017	$10,782	$10,659	$10,509
6/30/2017	$10,682	$10,557	$10,498
7/31/2017	$10,742	$10,604	$10,543
8/31/2017	$10,845	$10,717	$10,638
9/30/2017	$10,798	$10,649	$10,587
10/31/2017	$10,825	$10,671	$10,593
11/30/2017	$10,829	$10,685	$10,580
12/31/2017	$10,942	$10,783	$10,628
1/31/2018	$10,860	$10,691	$10,506
2/28/2018	$10,764	$10,587	$10,406
3/31/2018	$10,849	$10,698	$10,473
4/30/2018	$10,843	$10,692	$10,395
5/31/2018	$10,852	$10,737	$10,469
6/30/2018	$10,926	$10,780	$10,456
7/31/2018	$10,892	$10,729	$10,459
8/31/2018	$10,941	$10,806	$10,526
9/30/2018	$10,847	$10,692	$10,458
10/31/2018	$10,675	$10,539	$10,376
11/30/2018	$10,705	$10,589	$10,438
12/31/2018	$10,728	$10,647	$10,630
1/31/2019	$10,930	$10,790	$10,742
2/28/2019	$10,938	$10,789	$10,736
3/31/2019	$11,134	$10,987	$10,942
4/30/2019	$11,170	$11,024	$10,945
5/31/2019	$11,344	$11,206	$11,139
6/30/2019	$11,423	$11,302	$11,279
7/31/2019	$11,465	$11,342	$11,304
8/31/2019	$11,675	$11,612	$11,597
9/30/2019	$11,563	$11,454	$11,535
10/31/2019	$11,566	$11,483	$11,570
11/30/2019	$11,601	$11,501	$11,564
12/31/2019	$11,678	$11,544	$11,556
1/31/2020	$11,926	$11,787	$11,778
2/29/2020	$12,029	$11,950	$11,990
3/31/2020	$11,704	$11,740	$11,920
4/30/2020	$12,075	$12,066	$12,132
5/31/2020	$12,167	$12,103	$12,188
6/30/2020	$12,360	$12,238	$12,265
7/31/2020	$12,660	$12,519	$12,448
8/31/2020	$12,814	$12,656	$12,348
9/30/2020	$12,760	$12,609	$12,341
10/31/2020	$12,697	$12,528	$12,286
11/30/2020	$12,860	$12,668	$12,406
12/31/2020	$13,038	$12,813	$12,424
1/31/2021	$13,123	$12,856	$12,334
2/28/2021	$12,890	$12,649	$12,156
3/31/2021	$12,870	$12,625	$12,005
4/30/2021	$13,064	$12,801	$12,099
5/31/2021	$13,213	$12,956	$12,139
6/30/2021	$13,286	$13,035	$12,224
7/31/2021	$13,649	$13,382	$12,361
8/31/2021	$13,623	$13,359	$12,337
9/30/2021	$13,521	$13,263	$12,231
10/31/2021	$13,629	$13,414	$12,227
11/30/2021	$13,730	$13,534	$12,263
12/31/2021	$13,807	$13,577	$12,232
1/31/2022	$13,482	$13,302	$11,968
2/28/2022	$13,579	$13,416	$11,835
3/31/2022	$13,408	$13,166	$11,506
4/30/2022	$13,122	$12,897	$11,069
5/31/2022	$12,971	$12,769	$11,141
6/30/2022	$12,548	$12,365	$10,966
7/31/2022	$13,096	$12,903	$11,234
8/31/2022	$12,746	$12,560	$10,917
9/30/2022	$11,891	$11,729	$10,445
10/31/2022	$12,065	$11,875	$10,310
11/30/2022	$12,287	$12,092	$10,689
12/31/2022	$12,192	$11,968	$10,641
1/31/2023	$12,420	$12,188	$10,968
2/28/2023	$12,250	$12,020	$10,684
3/31/2023	$12,583	$12,368	$10,956
4/30/2023	$12,607	$12,381	$11,022
5/31/2023	$12,438	$12,233	$10,902
6/30/2023	$12,405	$12,192	$10,863
7/31/2023	$12,443	$12,207	$10,856
8/31/2023	$12,328	$12,098	$10,786
9/30/2023	$12,109	$11,875	$10,512
10/31/2023	$12,015	$11,789	$10,346
11/30/2023	$12,358	$12,109	$10,815
12/31/2023	$12,665	$12,435	$11,229
1/31/2024	$12,735	$12,457	$11,198
2/29/2024	$12,607	$12,323	$11,040
3/31/2024	$12,705	$12,424	$11,142
4/30/2024	$12,501	$12,215	$10,860
5/31/2024	$12,736	$12,424	$11,044
6/30/2024	$12,822	$12,522	$11,149
7/31/2024	$13,088	$12,745	$11,409
8/31/2024	$13,186	$12,845	$11,573
9/30/2024	$13,384	$13,038	$11,728
10/31/2024	$13,126	$12,804	$11,437
11/30/2024	$13,205	$12,866	$11,558
12/31/2024	$12,989	$12,663	$11,369
1/31/2025	$13,183	$12,827	$11,430
2/28/2025	$13,495	$13,106	$11,681
3/31/2025	$13,605	$13,190	$11,685
4/30/2025	$13,604	$13,206	$11,731
5/31/2025	$13,540	$13,128	$11,647
6/30/2025	$13,708	$13,254	$11,826
7/31/2025	$13,730	$13,270	$11,795
8/31/2025	$13,986	$13,474	$11,936
9/30/2025	$14,029	$13,532	$12,067
10/31/2025	$14,099	$13,580	$12,142
11/30/2025	$14,135	$13,605	$12,217
12/31/2025	$14,055	$13,550	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	8.21%	1.51%	3.46%
Bloomberg US Treasury Inflation Protected Securities Index (Benchmark)	7.01%	1.12%	3.09%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 374,324,375
Holdings Count | Holding		280
Advisory Fees Paid, Amount		$ 1,424,929
InvestmentCompanyPortfolioTurnover		189.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$374,324,375 # of Portfolio Holdings280 Total Advisory Fees Paid$1,424,929 Portfolio Turnover Rate189%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(28.6%)
Derivatives	1.1%
Others (each less than 3.0%)	0.9%
Foreign Government Bonds & Notes	5.7%
Asset-Backed Securities	6.4%
Mortgage-Backed Securities	21.2%
U.S. Treasury Obligations	93.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000222604
Shareholder Report [Line Items]
Fund Name		Intermediate Bond Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the Bloomberg US Aggregate Bond Index) to and security selection within securitized credit sectors – Non-Agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, and Asset Backed Securities – was the main driver of positive performance.

+ The duration overweight and curve positioning contributed to performance as the curve steepened.

+ Security selection within Investment Grade Credit was also a contributor to performance as the Fund underweighted industrials in favor of financials.

Top detractors from performance:

- Security Selection in Agency Mortgage-Backed Securities detracted from performance as portfolio mortgages underperformed benchmark mortgages in the current low-volatility environment.

- The Fund’s underweight to Investment Grade Credit negatively impacted performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Intermediate Bond (Class I)	Bloomberg US Aggregate Bond Index
11/1/2021	$10,000	$10,000
10/31/2021	$10,000	$10,000
11/30/2021	$10,021	$10,030
12/31/2021	$9,984	$10,004
1/31/2022	$9,791	$9,788
2/28/2022	$9,680	$9,679
3/31/2022	$9,398	$9,410
4/30/2022	$9,089	$9,053
5/31/2022	$9,113	$9,112
6/30/2022	$8,975	$8,969
7/31/2022	$9,155	$9,188
8/31/2022	$8,928	$8,928
9/30/2022	$8,581	$8,542
10/31/2022	$8,447	$8,432
11/30/2022	$8,727	$8,742
12/31/2022	$8,688	$8,702
1/31/2023	$8,968	$8,970
2/28/2023	$8,767	$8,738
3/31/2023	$8,974	$8,960
4/30/2023	$9,021	$9,014
5/31/2023	$8,917	$8,916
6/30/2023	$8,887	$8,885
7/31/2023	$8,879	$8,878
8/31/2023	$8,833	$8,822
9/30/2023	$8,625	$8,597
10/31/2023	$8,485	$8,462
11/30/2023	$8,856	$8,845
12/31/2023	$9,187	$9,184
1/31/2024	$9,198	$9,158
2/29/2024	$9,081	$9,029
3/31/2024	$9,161	$9,112
4/30/2024	$8,949	$8,882
5/31/2024	$9,098	$9,033
6/30/2024	$9,189	$9,118
7/31/2024	$9,404	$9,331
8/31/2024	$9,531	$9,465
9/30/2024	$9,657	$9,592
10/31/2024	$9,427	$9,354
11/30/2024	$9,533	$9,453
12/31/2024	$9,381	$9,298
1/31/2025	$9,433	$9,348
2/28/2025	$9,647	$9,553
3/31/2025	$9,658	$9,557
4/30/2025	$9,680	$9,595
5/31/2025	$9,600	$9,526
6/30/2025	$9,754	$9,672
7/31/2025	$9,731	$9,647
8/31/2025	$9,848	$9,762
9/30/2025	$9,953	$9,869
10/31/2025	$10,009	$9,930
11/30/2025	$10,081	$9,992
12/31/2025	$10,045	$9,977

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception November 1, 2021
Class I	7.08%	0.11%
Bloomberg US Aggregate Bond Index	7.30%	(0.05%)

Performance Inception Date		Nov. 01, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 797,755,222
Holdings Count | Holding		580
Advisory Fees Paid, Amount		$ 2,591,055
InvestmentCompanyPortfolioTurnover		107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$797,755,222 # of Portfolio Holdings580 Total Advisory Fees Paid$2,591,055 Portfolio Turnover Rate107%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Others (each less than 3.0%)	1.5%
Asset-Backed Securities	11.4%
Corporate Bonds & Notes	22.2%
Mortgage-Backed Securities	27.2%
U.S. Treasury Obligations	37.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000222605
Shareholder Report [Line Items]
Fund Name		Intermediate Bond Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$47	0.45%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the Bloomberg US Aggregate Bond Index) to and security selection within securitized credit sectors – Non-Agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, and Asset Backed Securities – was the main driver of positive performance.

+ The duration overweight and curve positioning contributed to performance as the curve steepened.

+ Security selection within Investment Grade Credit was also a contributor to performance as the Fund underweighted industrials in favor of financials.

Top detractors from performance:

- Security Selection in Agency Mortgage-Backed Securities detracted from performance as portfolio mortgages underperformed benchmark mortgages in the current low-volatility environment.

- The Fund’s underweight to Investment Grade Credit negatively impacted performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Intermediate Bond (Class P)	Bloomberg US Aggregate Bond Index
10/23/2020	$10,000	$10,000
10/31/2020	$9,992	$10,001
11/30/2020	$10,126	$10,099
12/31/2020	$10,157	$10,113
1/31/2021	$10,078	$10,041
2/28/2021	$9,939	$9,896
3/31/2021	$9,832	$9,772
4/30/2021	$9,911	$9,849
5/31/2021	$9,945	$9,882
6/30/2021	$10,016	$9,951
7/31/2021	$10,114	$10,062
8/31/2021	$10,095	$10,043
9/30/2021	$10,013	$9,956
10/31/2021	$9,997	$9,953
11/30/2021	$10,019	$9,983
12/31/2021	$9,984	$9,957
1/31/2022	$9,792	$9,743
2/28/2022	$9,683	$9,634
3/31/2022	$9,403	$9,366
4/30/2022	$9,095	$9,011
5/31/2022	$9,120	$9,069
6/30/2022	$8,983	$8,927
7/31/2022	$9,166	$9,145
8/31/2022	$8,940	$8,887
9/30/2022	$8,594	$8,503
10/31/2022	$8,461	$8,392
11/30/2022	$8,743	$8,701
12/31/2022	$8,706	$8,662
1/31/2023	$8,987	$8,928
2/28/2023	$8,788	$8,697
3/31/2023	$8,996	$8,918
4/30/2023	$9,045	$8,972
5/31/2023	$8,942	$8,875
6/30/2023	$8,914	$8,843
7/31/2023	$8,907	$8,837
8/31/2023	$8,862	$8,781
9/30/2023	$8,655	$8,557
10/31/2023	$8,517	$8,422
11/30/2023	$8,890	$8,804
12/31/2023	$9,224	$9,141
1/31/2024	$9,236	$9,116
2/29/2024	$9,120	$8,987
3/31/2024	$9,202	$9,070
4/30/2024	$8,991	$8,841
5/31/2024	$9,142	$8,991
6/30/2024	$9,235	$9,076
7/31/2024	$9,453	$9,288
8/31/2024	$9,581	$9,421
9/30/2024	$9,710	$9,547
10/31/2024	$9,480	$9,311
11/30/2024	$9,588	$9,409
12/31/2024	$9,437	$9,255
1/31/2025	$9,491	$9,304
2/28/2025	$9,708	$9,509
3/31/2025	$9,721	$9,512
4/30/2025	$9,744	$9,550
5/31/2025	$9,666	$9,481
6/30/2025	$9,823	$9,627
7/31/2025	$9,801	$9,602
8/31/2025	$9,921	$9,717
9/30/2025	$10,028	$9,823
10/31/2025	$10,086	$9,884
11/30/2025	$10,160	$9,945
12/31/2025	$10,125	$9,931

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 23, 2020
Class P	7.29%	(0.06%)	0.24%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	(0.13%)

Performance Inception Date		Oct. 23, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 797,755,222
Holdings Count | Holding		580
Advisory Fees Paid, Amount		$ 2,591,055
InvestmentCompanyPortfolioTurnover		107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$797,755,222 # of Portfolio Holdings580 Total Advisory Fees Paid$2,591,055 Portfolio Turnover Rate107%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Others (each less than 3.0%)	1.5%
Asset-Backed Securities	11.4%
Corporate Bonds & Notes	22.2%
Mortgage-Backed Securities	27.2%
U.S. Treasury Obligations	37.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078082
Shareholder Report [Line Items]
Fund Name		Short Duration Bond Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Asset allocation (relative to its benchmark index, the Bloomberg US 1-3 Year Government/Credit Bond Index) contributed to performance, aided by out-of-benchmark allocations to the securitized sectors, including mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

+ An overweight allocation to investment-grade corporate bonds and a corresponding underweight to Treasuries also contributed as these bonds outperformed Treasuries.

+ Security selection in individual corporate names in the A rated and BBB rated credits outperformed the benchmark.

Top detractors from performance:

- Duration management detracted from performance.

- An out-of-benchmark allocation to Treasury Inflation Protected Securities (“TIPS”) detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Short Duration Bond (Class I)	Bloomberg 1-3 Year US Government/Credit Bond Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,011	$10,052	$10,138
2/29/2016	$10,005	$10,061	$10,210
3/31/2016	$10,073	$10,098	$10,303
4/30/2016	$10,111	$10,112	$10,343
5/31/2016	$10,114	$10,104	$10,345
6/30/2016	$10,169	$10,165	$10,531
7/31/2016	$10,184	$10,167	$10,598
8/31/2016	$10,179	$10,156	$10,586
9/30/2016	$10,195	$10,168	$10,580
10/31/2016	$10,193	$10,164	$10,499
11/30/2016	$10,150	$10,122	$10,250
12/31/2016	$10,169	$10,128	$10,265
1/31/2017	$10,189	$10,147	$10,285
2/28/2017	$10,211	$10,164	$10,354
3/31/2017	$10,221	$10,169	$10,349
4/30/2017	$10,244	$10,188	$10,428
5/31/2017	$10,267	$10,205	$10,509
6/30/2017	$10,267	$10,201	$10,498
7/31/2017	$10,293	$10,227	$10,543
8/31/2017	$10,309	$10,248	$10,638
9/30/2017	$10,304	$10,235	$10,587
10/31/2017	$10,305	$10,233	$10,593
11/30/2017	$10,289	$10,210	$10,580
12/31/2017	$10,297	$10,214	$10,628
1/31/2018	$10,280	$10,187	$10,506
2/28/2018	$10,269	$10,177	$10,406
3/31/2018	$10,271	$10,193	$10,473
4/30/2018	$10,273	$10,183	$10,395
5/31/2018	$10,303	$10,221	$10,469
6/30/2018	$10,303	$10,222	$10,456
7/31/2018	$10,317	$10,227	$10,459
8/31/2018	$10,352	$10,263	$10,526
9/30/2018	$10,354	$10,256	$10,458
10/31/2018	$10,353	$10,267	$10,376
11/30/2018	$10,369	$10,297	$10,438
12/31/2018	$10,414	$10,377	$10,630
1/31/2019	$10,472	$10,418	$10,742
2/28/2019	$10,496	$10,434	$10,736
3/31/2019	$10,568	$10,502	$10,942
4/30/2019	$10,600	$10,526	$10,945
5/31/2019	$10,665	$10,599	$11,139
6/30/2019	$10,721	$10,658	$11,279
7/31/2019	$10,722	$10,652	$11,304
8/31/2019	$10,794	$10,737	$11,597
9/30/2019	$10,794	$10,732	$11,535
10/31/2019	$10,827	$10,769	$11,570
11/30/2019	$10,830	$10,769	$11,564
12/31/2019	$10,854	$10,795	$11,556
1/31/2020	$10,921	$10,855	$11,778
2/29/2020	$10,988	$10,943	$11,990
3/31/2020	$10,662	$10,977	$11,920
4/30/2020	$10,859	$11,047	$12,132
5/31/2020	$10,981	$11,084	$12,188
6/30/2020	$11,083	$11,106	$12,265
7/31/2020	$11,139	$11,127	$12,448
8/31/2020	$11,169	$11,131	$12,348
9/30/2020	$11,177	$11,132	$12,341
10/31/2020	$11,186	$11,134	$12,286
11/30/2020	$11,228	$11,145	$12,406
12/31/2020	$11,259	$11,155	$12,424
1/31/2021	$11,278	$11,159	$12,334
2/28/2021	$11,279	$11,155	$12,156
3/31/2021	$11,262	$11,150	$12,005
4/30/2021	$11,277	$11,159	$12,099
5/31/2021	$11,289	$11,172	$12,139
6/30/2021	$11,276	$11,155	$12,224
7/31/2021	$11,290	$11,174	$12,361
8/31/2021	$11,287	$11,174	$12,337
9/30/2021	$11,280	$11,165	$12,231
10/31/2021	$11,243	$11,128	$12,227
11/30/2021	$11,225	$11,119	$12,263
12/31/2021	$11,208	$11,102	$12,232
1/31/2022	$11,131	$11,023	$11,968
2/28/2022	$11,070	$10,975	$11,835
3/31/2022	$10,922	$10,826	$11,506
4/30/2022	$10,833	$10,768	$11,069
5/31/2022	$10,862	$10,834	$11,141
6/30/2022	$10,772	$10,758	$10,966
7/31/2022	$10,844	$10,814	$11,234
8/31/2022	$10,775	$10,730	$10,917
9/30/2022	$10,604	$10,599	$10,445
10/31/2022	$10,558	$10,585	$10,310
11/30/2022	$10,663	$10,673	$10,689
12/31/2022	$10,695	$10,693	$10,641
1/31/2023	$10,825	$10,779	$10,968
2/28/2023	$10,748	$10,699	$10,684
3/31/2023	$10,852	$10,854	$10,956
4/30/2023	$10,897	$10,891	$11,022
5/31/2023	$10,865	$10,858	$10,902
6/30/2023	$10,829	$10,814	$10,863
7/31/2023	$10,887	$10,859	$10,856
8/31/2023	$10,922	$10,898	$10,786
9/30/2023	$10,910	$10,893	$10,512
10/31/2023	$10,925	$10,927	$10,346
11/30/2023	$11,072	$11,054	$10,815
12/31/2023	$11,216	$11,186	$11,229
1/31/2024	$11,282	$11,230	$11,198
2/29/2024	$11,247	$11,189	$11,040
3/31/2024	$11,299	$11,233	$11,142
4/30/2024	$11,268	$11,196	$10,860
5/31/2024	$11,351	$11,277	$11,044
6/30/2024	$11,411	$11,340	$11,149
7/31/2024	$11,544	$11,475	$11,409
8/31/2024	$11,648	$11,579	$11,573
9/30/2024	$11,746	$11,676	$11,728
10/31/2024	$11,687	$11,610	$11,437
11/30/2024	$11,737	$11,649	$11,558
12/31/2024	$11,763	$11,673	$11,369
1/31/2025	$11,818	$11,727	$11,430
2/28/2025	$11,910	$11,809	$11,681
3/31/2025	$11,949	$11,863	$11,685
4/30/2025	$12,017	$11,953	$11,731
5/31/2025	$12,017	$11,937	$11,647
6/30/2025	$12,102	$12,014	$11,826
7/31/2025	$12,111	$12,011	$11,795
8/31/2025	$12,219	$12,117	$11,936
9/30/2025	$12,261	$12,157	$12,067
10/31/2025	$12,298	$12,198	$12,142
11/30/2025	$12,350	$12,255	$12,217
12/31/2025	$12,400	$12,297	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.42%	1.95%	2.17%
Bloomberg 1-3 Year US Government/Credit Bond Index (Benchmark)	5.35%	1.97%	2.09%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,322,765,858
Holdings Count | Holding		801
Advisory Fees Paid, Amount		$ 4,981,273
InvestmentCompanyPortfolioTurnover		118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,322,765,858 # of Portfolio Holdings801 Total Advisory Fees Paid$4,981,273 Portfolio Turnover Rate118%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.0%)
Derivatives	0.0%
Others (each less than 3.0%)	4.7%
Mortgage-Backed Securities	16.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	21.3%
Corporate Bonds & Notes	39.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098954
Shareholder Report [Line Items]
Fund Name		Short Duration Bond Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$46	0.45%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Asset allocation (relative to its benchmark index, the Bloomberg US 1-3 Year Government/Credit Bond Index) contributed to performance, aided by out-of-benchmark allocations to the securitized sectors, including mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

+ An overweight allocation to investment-grade corporate bonds and a corresponding underweight to Treasuries also contributed as these bonds outperformed Treasuries.

+ Security selection in individual corporate names in the A rated and BBB rated credits outperformed the benchmark.

Top detractors from performance:

- Duration management detracted from performance.

- An out-of-benchmark allocation to Treasury Inflation Protected Securities (“TIPS”) detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Short Duration Bond (Class P)	Bloomberg 1-3 Year US Government/Credit Bond Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,012	$10,052	$10,138
2/29/2016	$10,009	$10,061	$10,210
3/31/2016	$10,078	$10,098	$10,303
4/30/2016	$10,118	$10,112	$10,343
5/31/2016	$10,122	$10,104	$10,345
6/30/2016	$10,179	$10,165	$10,531
7/31/2016	$10,196	$10,167	$10,598
8/31/2016	$10,192	$10,156	$10,586
9/30/2016	$10,210	$10,168	$10,580
10/31/2016	$10,210	$10,164	$10,499
11/30/2016	$10,168	$10,122	$10,250
12/31/2016	$10,189	$10,128	$10,265
1/31/2017	$10,211	$10,147	$10,285
2/28/2017	$10,234	$10,164	$10,354
3/31/2017	$10,247	$10,169	$10,349
4/30/2017	$10,271	$10,188	$10,428
5/31/2017	$10,296	$10,205	$10,509
6/30/2017	$10,297	$10,201	$10,498
7/31/2017	$10,325	$10,227	$10,543
8/31/2017	$10,343	$10,248	$10,638
9/30/2017	$10,340	$10,235	$10,587
10/31/2017	$10,343	$10,233	$10,593
11/30/2017	$10,329	$10,210	$10,580
12/31/2017	$10,338	$10,214	$10,628
1/31/2018	$10,322	$10,187	$10,506
2/28/2018	$10,313	$10,177	$10,406
3/31/2018	$10,317	$10,193	$10,473
4/30/2018	$10,321	$10,183	$10,395
5/31/2018	$10,353	$10,221	$10,469
6/30/2018	$10,354	$10,222	$10,456
7/31/2018	$10,370	$10,227	$10,459
8/31/2018	$10,407	$10,263	$10,526
9/30/2018	$10,411	$10,256	$10,458
10/31/2018	$10,412	$10,267	$10,376
11/30/2018	$10,429	$10,297	$10,438
12/31/2018	$10,476	$10,377	$10,630
1/31/2019	$10,536	$10,418	$10,742
2/28/2019	$10,562	$10,434	$10,736
3/31/2019	$10,636	$10,502	$10,942
4/30/2019	$10,670	$10,526	$10,945
5/31/2019	$10,738	$10,599	$11,139
6/30/2019	$10,796	$10,658	$11,279
7/31/2019	$10,799	$10,652	$11,304
8/31/2019	$10,874	$10,737	$11,597
9/30/2019	$10,875	$10,732	$11,535
10/31/2019	$10,910	$10,769	$11,570
11/30/2019	$10,915	$10,769	$11,564
12/31/2019	$10,941	$10,795	$11,556
1/31/2020	$11,010	$10,855	$11,778
2/29/2020	$11,079	$10,943	$11,990
3/31/2020	$10,753	$10,977	$11,920
4/30/2020	$10,953	$11,047	$12,132
5/31/2020	$11,078	$11,084	$12,188
6/30/2020	$11,183	$11,106	$12,265
7/31/2020	$11,241	$11,127	$12,448
8/31/2020	$11,274	$11,131	$12,348
9/30/2020	$11,284	$11,132	$12,341
10/31/2020	$11,294	$11,134	$12,286
11/30/2020	$11,339	$11,145	$12,406
12/31/2020	$11,372	$11,155	$12,424
1/31/2021	$11,393	$11,159	$12,334
2/28/2021	$11,395	$11,155	$12,156
3/31/2021	$11,380	$11,150	$12,005
4/30/2021	$11,398	$11,159	$12,099
5/31/2021	$11,412	$11,172	$12,139
6/30/2021	$11,400	$11,155	$12,224
7/31/2021	$11,417	$11,174	$12,361
8/31/2021	$11,416	$11,174	$12,337
9/30/2021	$11,410	$11,165	$12,231
10/31/2021	$11,374	$11,128	$12,227
11/30/2021	$11,358	$11,119	$12,263
12/31/2021	$11,343	$11,102	$12,232
1/31/2022	$11,267	$11,023	$11,968
2/28/2022	$11,207	$10,975	$11,835
3/31/2022	$11,059	$10,826	$11,506
4/30/2022	$10,970	$10,768	$11,069
5/31/2022	$11,002	$10,834	$11,141
6/30/2022	$10,913	$10,758	$10,966
7/31/2022	$10,988	$10,814	$11,234
8/31/2022	$10,919	$10,730	$10,917
9/30/2022	$10,748	$10,599	$10,445
10/31/2022	$10,703	$10,585	$10,310
11/30/2022	$10,811	$10,673	$10,689
12/31/2022	$10,846	$10,693	$10,641
1/31/2023	$10,979	$10,779	$10,968
2/28/2023	$10,903	$10,699	$10,684
3/31/2023	$11,010	$10,854	$10,956
4/30/2023	$11,057	$10,891	$11,022
5/31/2023	$11,027	$10,858	$10,902
6/30/2023	$10,993	$10,814	$10,863
7/31/2023	$11,053	$10,859	$10,856
8/31/2023	$11,090	$10,898	$10,786
9/30/2023	$11,080	$10,893	$10,512
10/31/2023	$11,097	$10,927	$10,346
11/30/2023	$11,249	$11,054	$10,815
12/31/2023	$11,397	$11,186	$11,229
1/31/2024	$11,465	$11,230	$11,198
2/29/2024	$11,432	$11,189	$11,040
3/31/2024	$11,486	$11,233	$11,142
4/30/2024	$11,458	$11,196	$10,860
5/31/2024	$11,543	$11,277	$11,044
6/30/2024	$11,606	$11,340	$11,149
7/31/2024	$11,744	$11,475	$11,409
8/31/2024	$11,852	$11,579	$11,573
9/30/2024	$11,953	$11,676	$11,728
10/31/2024	$11,895	$11,610	$11,437
11/30/2024	$11,948	$11,649	$11,558
12/31/2024	$11,976	$11,673	$11,369
1/31/2025	$12,034	$11,727	$11,430
2/28/2025	$12,130	$11,809	$11,681
3/31/2025	$12,172	$11,863	$11,685
4/30/2025	$12,243	$11,953	$11,731
5/31/2025	$12,245	$11,937	$11,647
6/30/2025	$12,334	$12,014	$11,826
7/31/2025	$12,345	$12,011	$11,795
8/31/2025	$12,457	$12,117	$11,936
9/30/2025	$12,503	$12,157	$12,067
10/31/2025	$12,542	$12,198	$12,142
11/30/2025	$12,598	$12,255	$12,217
12/31/2025	$12,651	$12,297	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	5.63%	2.15%	2.38%
Bloomberg 1-3 Year US Government/Credit Bond Index (Benchmark)	5.35%	1.97%	2.09%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,322,765,858
Holdings Count | Holding		801
Advisory Fees Paid, Amount		$ 4,981,273
InvestmentCompanyPortfolioTurnover		118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,322,765,858 # of Portfolio Holdings801 Total Advisory Fees Paid$4,981,273 Portfolio Turnover Rate118%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.0%)
Derivatives	0.0%
Others (each less than 3.0%)	4.7%
Mortgage-Backed Securities	16.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	21.3%
Corporate Bonds & Notes	39.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078080
Shareholder Report [Line Items]
Fund Name		Total Return Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Total Return Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.06%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.06%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Curve positioning in the United States, including an overweight (relative to its benchmark index, the Bloomberg US Aggregate Bond Index) to the intermediate portion of the curve contributed to performance as yields fell, thus increasing domestic bond prices.

+ Long exposure to securitized credit, namely agency and non-agency mortgage-backed securities, contributed to the Fund’s performance as spreads tightened amid continued strong demand from a broad base of buyers.

+ Long exposure to emerging market currencies contributed to performance, including the Brazilian Real (as the currency appreciated following rate increases by Brazil’s central bank) and the Turkish Lira (as local yields remained high).

Top detractors from performance:

- Short exposure to select emerging market currencies in Asia detracted, particularly the New Taiwanese dollar and the Singaporean dollar as both appreciated relative to the U.S. dollar during the reporting period.

- Long exposure to U.S. Treasury Inflation Protected Securities detracted from performance as long run inflation expectations fell.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Total Return (Class I)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,104	$10,138
2/29/2016	$10,074	$10,210
3/31/2016	$10,216	$10,303
4/30/2016	$10,268	$10,343
5/31/2016	$10,290	$10,345
6/30/2016	$10,425	$10,531
7/31/2016	$10,528	$10,598
8/31/2016	$10,509	$10,586
9/30/2016	$10,544	$10,580
10/31/2016	$10,485	$10,499
11/30/2016	$10,230	$10,250
12/31/2016	$10,287	$10,265
1/31/2017	$10,353	$10,285
2/28/2017	$10,430	$10,354
3/31/2017	$10,434	$10,349
4/30/2017	$10,504	$10,428
5/31/2017	$10,584	$10,509
6/30/2017	$10,606	$10,498
7/31/2017	$10,667	$10,543
8/31/2017	$10,790	$10,638
9/30/2017	$10,759	$10,587
10/31/2017	$10,744	$10,593
11/30/2017	$10,715	$10,580
12/31/2017	$10,773	$10,628
1/31/2018	$10,664	$10,506
2/28/2018	$10,588	$10,406
3/31/2018	$10,632	$10,473
4/30/2018	$10,545	$10,395
5/31/2018	$10,583	$10,469
6/30/2018	$10,597	$10,456
7/31/2018	$10,634	$10,459
8/31/2018	$10,662	$10,526
9/30/2018	$10,611	$10,458
10/31/2018	$10,573	$10,376
11/30/2018	$10,590	$10,438
12/31/2018	$10,708	$10,630
1/31/2019	$10,845	$10,742
2/28/2019	$10,864	$10,736
3/31/2019	$11,030	$10,942
4/30/2019	$11,053	$10,945
5/31/2019	$11,249	$11,139
6/30/2019	$11,373	$11,279
7/31/2019	$11,368	$11,304
8/31/2019	$11,676	$11,597
9/30/2019	$11,631	$11,535
10/31/2019	$11,670	$11,570
11/30/2019	$11,640	$11,564
12/31/2019	$11,617	$11,556
1/31/2020	$11,888	$11,778
2/29/2020	$12,051	$11,990
3/31/2020	$11,793	$11,920
4/30/2020	$12,033	$12,132
5/31/2020	$12,136	$12,188
6/30/2020	$12,287	$12,265
7/31/2020	$12,477	$12,448
8/31/2020	$12,456	$12,348
9/30/2020	$12,465	$12,341
10/31/2020	$12,418	$12,286
11/30/2020	$12,560	$12,406
12/31/2020	$12,586	$12,424
1/31/2021	$12,527	$12,334
2/28/2021	$12,358	$12,156
3/31/2021	$12,201	$12,005
4/30/2021	$12,308	$12,099
5/31/2021	$12,350	$12,139
6/30/2021	$12,449	$12,224
7/31/2021	$12,563	$12,361
8/31/2021	$12,550	$12,337
9/30/2021	$12,458	$12,231
10/31/2021	$12,424	$12,227
11/30/2021	$12,443	$12,263
12/31/2021	$12,443	$12,232
1/31/2022	$12,231	$11,968
2/28/2022	$12,097	$11,835
3/31/2022	$11,694	$11,506
4/30/2022	$11,231	$11,069
5/31/2022	$11,279	$11,141
6/30/2022	$11,038	$10,966
7/31/2022	$11,275	$11,234
8/31/2022	$10,984	$10,917
9/30/2022	$10,514	$10,445
10/31/2022	$10,325	$10,310
11/30/2022	$10,720	$10,689
12/31/2022	$10,699	$10,641
1/31/2023	$11,065	$10,968
2/28/2023	$10,790	$10,684
3/31/2023	$11,017	$10,956
4/30/2023	$11,087	$11,022
5/31/2023	$10,994	$10,902
6/30/2023	$10,962	$10,863
7/31/2023	$10,994	$10,856
8/31/2023	$10,925	$10,786
9/30/2023	$10,653	$10,512
10/31/2023	$10,455	$10,346
11/30/2023	$10,960	$10,815
12/31/2023	$11,399	$11,229
1/31/2024	$11,418	$11,198
2/29/2024	$11,276	$11,040
3/31/2024	$11,394	$11,142
4/30/2024	$11,121	$10,860
5/31/2024	$11,336	$11,044
6/30/2024	$11,434	$11,149
7/31/2024	$11,710	$11,409
8/31/2024	$11,852	$11,573
9/30/2024	$12,023	$11,728
10/31/2024	$11,734	$11,437
11/30/2024	$11,890	$11,558
12/31/2024	$11,707	$11,369
1/31/2025	$11,819	$11,430
2/28/2025	$12,109	$11,681
3/31/2025	$12,107	$11,685
4/30/2025	$12,107	$11,731
5/31/2025	$12,033	$11,647
6/30/2025	$12,248	$11,826
7/31/2025	$12,226	$11,795
8/31/2025	$12,399	$11,936
9/30/2025	$12,558	$12,067
10/31/2025	$12,684	$12,142
11/30/2025	$12,769	$12,217
12/31/2025	$12,759	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.98%	0.27%	2.47%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,774,768,161
Holdings Count | Holding		1,208
Advisory Fees Paid, Amount		$ 6,787,230
InvestmentCompanyPortfolioTurnover		570.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,774,768,161 # of Portfolio Holdings1,208 Total Advisory Fees Paid$6,787,230 Portfolio Turnover Rate570%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(39.7%)
Derivatives	0.2%
Others (each less than 3.0%)	2.1%
Foreign Government Bonds & Notes	8.3%
Asset-Backed Securities	8.9%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	34.9%
Mortgage-Backed Securities	59.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2025, the Fund changed its name from Managed Bond Portfolio to Total Return Portfolio

  Effective April 30, 2025, the advisory fee waiver of 0.015% was not renewed.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Name [Text Block]		Effective May 1, 2025, the Fund changed its name from Managed Bond Portfolio to Total Return Portfolio
Material Fund Change Expenses [Text Block]		Effective April 30, 2025, the advisory fee waiver of 0.015% was not renewed.
Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098952
Shareholder Report [Line Items]
Fund Name		Total Return Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Total Return Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$90	0.86%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Curve positioning in the United States, including an overweight (relative to its benchmark index, the Bloomberg US Aggregate Bond Index) to the intermediate portion of the curve contributed to performance as yields fell, thus increasing domestic bond prices.

+ Long exposure to securitized credit, namely agency and non-agency mortgage-backed securities, contributed to the Fund’s performance as spreads tightened amid continued strong demand from a broad base of buyers.

+ Long exposure to emerging market currencies contributed to performance, including the Brazilian Real (as the currency appreciated following rate increases by Brazil’s central bank) and the Turkish Lira (as local yields remained high).

Top detractors from performance:

- Short exposure to select emerging market currencies in Asia detracted, particularly the New Taiwanese dollar and the Singaporean dollar as both appreciated relative to the U.S. dollar during the reporting period.

- Long exposure to U.S. Treasury Inflation Protected Securities detracted from performance as long run inflation expectations fell.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Total Return (Class P)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,106	$10,138
2/29/2016	$10,077	$10,210
3/31/2016	$10,221	$10,303
4/30/2016	$10,275	$10,343
5/31/2016	$10,299	$10,345
6/30/2016	$10,435	$10,531
7/31/2016	$10,541	$10,598
8/31/2016	$10,523	$10,586
9/30/2016	$10,560	$10,580
10/31/2016	$10,503	$10,499
11/30/2016	$10,248	$10,250
12/31/2016	$10,308	$10,265
1/31/2017	$10,375	$10,285
2/28/2017	$10,454	$10,354
3/31/2017	$10,460	$10,349
4/30/2017	$10,532	$10,428
5/31/2017	$10,614	$10,509
6/30/2017	$10,638	$10,498
7/31/2017	$10,701	$10,543
8/31/2017	$10,826	$10,638
9/30/2017	$10,797	$10,587
10/31/2017	$10,783	$10,593
11/30/2017	$10,756	$10,580
12/31/2017	$10,816	$10,628
1/31/2018	$10,709	$10,506
2/28/2018	$10,633	$10,406
3/31/2018	$10,680	$10,473
4/30/2018	$10,594	$10,395
5/31/2018	$10,634	$10,469
6/30/2018	$10,650	$10,456
7/31/2018	$10,689	$10,459
8/31/2018	$10,719	$10,526
9/30/2018	$10,670	$10,458
10/31/2018	$10,633	$10,376
11/30/2018	$10,652	$10,438
12/31/2018	$10,772	$10,630
1/31/2019	$10,912	$10,742
2/28/2019	$10,932	$10,736
3/31/2019	$11,102	$10,942
4/30/2019	$11,126	$10,945
5/31/2019	$11,326	$11,139
6/30/2019	$11,453	$11,279
7/31/2019	$11,450	$11,304
8/31/2019	$11,762	$11,597
9/30/2019	$11,718	$11,535
10/31/2019	$11,760	$11,570
11/30/2019	$11,731	$11,564
12/31/2019	$11,710	$11,556
1/31/2020	$11,986	$11,778
2/29/2020	$12,152	$11,990
3/31/2020	$11,894	$11,920
4/30/2020	$12,137	$12,132
5/31/2020	$12,243	$12,188
6/30/2020	$12,398	$12,265
7/31/2020	$12,591	$12,448
8/31/2020	$12,572	$12,348
9/30/2020	$12,584	$12,341
10/31/2020	$12,538	$12,286
11/30/2020	$12,684	$12,406
12/31/2020	$12,712	$12,424
1/31/2021	$12,655	$12,334
2/28/2021	$12,486	$12,156
3/31/2021	$12,329	$12,005
4/30/2021	$12,440	$12,099
5/31/2021	$12,484	$12,139
6/30/2021	$12,586	$12,224
7/31/2021	$12,704	$12,361
8/31/2021	$12,693	$12,337
9/30/2021	$12,602	$12,231
10/31/2021	$12,570	$12,227
11/30/2021	$12,591	$12,263
12/31/2021	$12,593	$12,232
1/31/2022	$12,381	$11,968
2/28/2022	$12,246	$11,835
3/31/2022	$11,841	$11,506
4/30/2022	$11,373	$11,069
5/31/2022	$11,425	$11,141
6/30/2022	$11,182	$10,966
7/31/2022	$11,425	$11,234
8/31/2022	$11,132	$10,917
9/30/2022	$10,657	$10,445
10/31/2022	$10,467	$10,310
11/30/2022	$10,869	$10,689
12/31/2022	$10,849	$10,641
1/31/2023	$11,222	$10,968
2/28/2023	$10,946	$10,684
3/31/2023	$11,178	$10,956
4/30/2023	$11,250	$11,022
5/31/2023	$11,158	$10,902
6/30/2023	$11,127	$10,863
7/31/2023	$11,161	$10,856
8/31/2023	$11,094	$10,786
9/30/2023	$10,819	$10,512
10/31/2023	$10,620	$10,346
11/30/2023	$11,135	$10,815
12/31/2023	$11,583	$11,229
1/31/2024	$11,604	$11,198
2/29/2024	$11,462	$11,040
3/31/2024	$11,583	$11,142
4/30/2024	$11,307	$10,860
5/31/2024	$11,528	$11,044
6/30/2024	$11,629	$11,149
7/31/2024	$11,912	$11,409
8/31/2024	$12,059	$11,573
9/30/2024	$12,235	$11,728
10/31/2024	$11,943	$11,437
11/30/2024	$12,104	$11,558
12/31/2024	$11,919	$11,369
1/31/2025	$12,035	$11,430
2/28/2025	$12,333	$11,681
3/31/2025	$12,333	$11,685
4/30/2025	$12,334	$11,731
5/31/2025	$12,261	$11,647
6/30/2025	$12,482	$11,826
7/31/2025	$12,462	$11,795
8/31/2025	$12,641	$11,936
9/30/2025	$12,805	$12,067
10/31/2025	$12,936	$12,142
11/30/2025	$13,025	$12,217
12/31/2025	$13,016	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	9.20%	0.47%	2.67%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,774,768,161
Holdings Count | Holding		1,208
Advisory Fees Paid, Amount		$ 6,787,230
InvestmentCompanyPortfolioTurnover		570.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,774,768,161 # of Portfolio Holdings1,208 Total Advisory Fees Paid$6,787,230 Portfolio Turnover Rate570%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(39.7%)
Derivatives	0.2%
Others (each less than 3.0%)	2.1%
Foreign Government Bonds & Notes	8.3%
Asset-Backed Securities	8.9%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	34.9%
Mortgage-Backed Securities	59.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2025, the Fund changed its name from Managed Bond Portfolio to Total Return Portfolio

  Effective April 30, 2025, the advisory fee waiver of 0.015% was not renewed.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Name [Text Block]		Effective May 1, 2025, the Fund changed its name from Managed Bond Portfolio to Total Return Portfolio
Material Fund Change Expenses [Text Block]		Effective April 30, 2025, the advisory fee waiver of 0.015% was not renewed.
Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000111627
Shareholder Report [Line Items]
Fund Name		Emerging Markets Debt Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.04%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ South African debt holdings were the strongest contributor to Fund performance. The position benefited from a calmer political story, positive technicals and strong terms of trade.

+ Brazilian local government bond holdings contributed favorably in addition to selective Brazilian corporate bond positions.

+ The Fund’s longer end local government debt holdings in Mexico performed well, at times benefitting from the broader duration rally in conjunction with periods of USD weakness.

+ One of the Fund’s core exposures during the reporting period was Egyptian local treasury bills (EGP T-Bills), which continued to deliver positive results.

Top detractors from performance:

- Out of benchmark positions in United States and Europe  detracted from performance, as the Fund’s investment process employs derivative overlay positions as part of its broader management of macro and credit risks.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Emerging Markets Debt (Class I)	JPMorgan Emerging Markets Blended-Equal Weighted Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,831	$9,993
2/29/2016	$10,038	$10,140
3/31/2016	$10,783	$10,662
4/30/2016	$11,133	$10,878
5/31/2016	$10,921	$10,684
6/30/2016	$11,442	$11,077
7/31/2016	$11,698	$11,225
8/31/2016	$11,826	$11,343
9/30/2016	$12,082	$11,440
10/31/2016	$11,919	$11,359
11/30/2016	$11,447	$10,860
12/31/2016	$11,702	$11,004
1/31/2017	$12,029	$11,185
2/28/2017	$12,308	$11,379
3/31/2017	$12,388	$11,493
4/30/2017	$12,578	$11,638
5/31/2017	$12,619	$11,772
6/30/2017	$12,606	$11,792
7/31/2017	$12,793	$11,937
8/31/2017	$13,065	$12,118
9/30/2017	$13,110	$12,119
10/31/2017	$13,026	$12,035
11/30/2017	$13,039	$12,105
12/31/2017	$13,234	$12,228
1/31/2018	$13,538	$12,410
2/28/2018	$13,298	$12,242
3/31/2018	$13,352	$12,287
4/30/2018	$12,995	$12,081
5/31/2018	$12,611	$11,816
6/30/2018	$12,341	$11,640
7/31/2018	$12,692	$11,870
8/31/2018	$12,253	$11,519
9/30/2018	$12,516	$11,713
10/31/2018	$12,295	$11,528
11/30/2018	$12,369	$11,612
12/31/2018	$12,513	$11,743
1/31/2019	$13,213	$12,236
2/28/2019	$13,242	$12,277
3/31/2019	$13,255	$12,334
4/30/2019	$13,275	$12,369
5/31/2019	$13,262	$12,419
6/30/2019	$13,822	$12,878
7/31/2019	$13,749	$13,009
8/31/2019	$13,330	$12,934
9/30/2019	$13,325	$12,982
10/31/2019	$13,394	$13,154
11/30/2019	$13,194	$13,071
12/31/2019	$13,704	$13,380
1/31/2020	$13,675	$13,461
2/29/2020	$13,285	$13,265
3/31/2020	$10,892	$11,651
4/30/2020	$11,134	$12,048
5/31/2020	$12,052	$12,658
6/30/2020	$12,419	$12,944
7/31/2020	$12,974	$13,336
8/31/2020	$13,077	$13,384
9/30/2020	$12,782	$13,189
10/31/2020	$12,749	$13,218
11/30/2020	$13,442	$13,747
12/31/2020	$13,944	$14,060
1/31/2021	$13,626	$13,955
2/28/2021	$13,258	$13,706
3/31/2021	$12,989	$13,493
4/30/2021	$13,493	$13,722
5/31/2021	$13,753	$13,914
6/30/2021	$13,744	$13,931
7/31/2021	$13,704	$13,941
8/31/2021	$13,901	$14,056
9/30/2021	$13,464	$13,767
10/31/2021	$13,347	$13,686
11/30/2021	$13,007	$13,452
12/31/2021	$13,090	$13,603
1/31/2022	$12,976	$13,396
2/28/2022	$12,560	$12,663
3/31/2022	$12,793	$12,454
4/30/2022	$12,310	$11,885
5/31/2022	$12,407	$11,932
6/30/2022	$11,397	$11,384
7/31/2022	$11,442	$11,546
8/31/2022	$11,480	$11,511
9/30/2022	$10,943	$10,931
10/31/2022	$10,940	$10,831
11/30/2022	$11,727	$11,554
12/31/2022	$11,877	$11,708
1/31/2023	$12,377	$12,117
2/28/2023	$12,118	$11,836
3/31/2023	$12,272	$12,068
4/30/2023	$12,388	$12,159
5/31/2023	$12,393	$12,049
6/30/2023	$12,742	$12,313
7/31/2023	$12,888	$12,550
8/31/2023	$12,672	$12,356
9/30/2023	$12,347	$12,077
10/31/2023	$12,222	$11,952
11/30/2023	$12,879	$12,534
12/31/2023	$13,344	$12,995
1/31/2024	$13,278	$12,910
2/29/2024	$13,419	$12,959
3/31/2024	$13,738	$13,092
4/30/2024	$13,566	$12,869
5/31/2024	$13,670	$13,079
6/30/2024	$13,561	$13,099
7/31/2024	$13,858	$13,346
8/31/2024	$14,082	$13,661
9/30/2024	$14,414	$13,955
10/31/2024	$14,197	$13,621
11/30/2024	$14,356	$13,678
12/31/2024	$14,262	$13,501
1/31/2025	$14,527	$13,694
2/28/2025	$14,711	$13,867
3/31/2025	$14,632	$13,905
4/30/2025	$14,778	$14,023
5/31/2025	$14,931	$14,170
6/30/2025	$15,319	$14,482
7/31/2025	$15,408	$14,552
8/31/2025	$15,731	$14,798
9/30/2025	$15,973	$15,002
10/31/2025	$16,213	$15,161
11/30/2025	$16,339	$15,262
12/31/2025	$16,499	$15,399

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.68%	3.42%	5.13%
JPMorgan Emerging Markets Blended-Equal Weighted Index	14.05%	1.84%	4.41%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 256,904,235
Holdings Count | Holding		230
Advisory Fees Paid, Amount		$ 1,381,704
InvestmentCompanyPortfolioTurnover		155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$256,904,235 # of Portfolio Holdings230 Total Advisory Fees Paid$1,381,704 Portfolio Turnover Rate155%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.4%)
Derivatives	(0.0%)
Others (each less than 3.0%)	0.8%
Securities Lending Collateral	7.6%
Corporate Bonds & Notes	41.0%
Foreign Government Bonds & Notes	51.0%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.4%)
Derivatives	(0.0%)
Others (each less than 3.0%)	49.3%
Colombia	3.1%
Peru	3.4%
Nigeria	3.8%
Saudi Arabia	3.9%
Romania	4.1%
South Africa	7.0%
United States	7.6%
Brazil	8.2%
Mexico	10.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000111628
Shareholder Report [Line Items]
Fund Name		Emerging Markets Debt Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$91	0.84%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ South African debt holdings were the strongest contributor to Fund performance. The position benefited from a calmer political story, positive technicals and strong terms of trade.

+ Brazilian local government bond holdings contributed favorably in addition to selective Brazilian corporate bond positions.

+ The Fund’s longer end local government debt holdings in Mexico performed well, at times benefitting from the broader duration rally in conjunction with periods of USD weakness.

+ One of the Fund’s core exposures during the reporting period was Egyptian local treasury bills (EGP T-Bills), which continued to deliver positive results.

Top detractors from performance:

- Out of benchmark positions in United States and Europe  detracted from performance, as the Fund’s investment process employs derivative overlay positions as part of its broader management of macro and credit risks.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Emerging Markets Debt (Class P)	JPMorgan Emerging Markets Blended-Equal Weighted Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,833	$9,993
2/29/2016	$10,041	$10,140
3/31/2016	$10,788	$10,662
4/30/2016	$11,140	$10,878
5/31/2016	$10,930	$10,684
6/30/2016	$11,454	$11,077
7/31/2016	$11,712	$11,225
8/31/2016	$11,842	$11,343
9/30/2016	$12,100	$11,440
10/31/2016	$11,939	$11,359
11/30/2016	$11,468	$10,860
12/31/2016	$11,725	$11,004
1/31/2017	$12,054	$11,185
2/28/2017	$12,336	$11,379
3/31/2017	$12,418	$11,493
4/30/2017	$12,612	$11,638
5/31/2017	$12,654	$11,772
6/30/2017	$12,644	$11,792
7/31/2017	$12,833	$11,937
8/31/2017	$13,108	$12,118
9/30/2017	$13,156	$12,119
10/31/2017	$13,074	$12,035
11/30/2017	$13,088	$12,105
12/31/2017	$13,287	$12,228
1/31/2018	$13,595	$12,410
2/28/2018	$13,355	$12,242
3/31/2018	$13,412	$12,287
4/30/2018	$13,055	$12,081
5/31/2018	$12,671	$11,816
6/30/2018	$12,403	$11,640
7/31/2018	$12,757	$11,870
8/31/2018	$12,318	$11,519
9/30/2018	$12,585	$11,713
10/31/2018	$12,365	$11,528
11/30/2018	$12,440	$11,612
12/31/2018	$12,587	$11,743
1/31/2019	$13,294	$12,236
2/28/2019	$13,325	$12,277
3/31/2019	$13,340	$12,334
4/30/2019	$13,363	$12,369
5/31/2019	$13,352	$12,419
6/30/2019	$13,918	$12,878
7/31/2019	$13,848	$13,009
8/31/2019	$13,427	$12,934
9/30/2019	$13,424	$12,982
10/31/2019	$13,496	$13,154
11/30/2019	$13,297	$13,071
12/31/2019	$13,813	$13,380
1/31/2020	$13,786	$13,461
2/29/2020	$13,395	$13,265
3/31/2020	$10,984	$11,651
4/30/2020	$11,230	$12,048
5/31/2020	$12,158	$12,658
6/30/2020	$12,531	$12,944
7/31/2020	$13,093	$13,336
8/31/2020	$13,199	$13,384
9/30/2020	$12,904	$13,189
10/31/2020	$12,872	$13,218
11/30/2020	$13,574	$13,747
12/31/2020	$14,083	$14,060
1/31/2021	$13,765	$13,955
2/28/2021	$13,395	$13,706
3/31/2021	$13,126	$13,493
4/30/2021	$13,637	$13,722
5/31/2021	$13,903	$13,914
6/30/2021	$13,895	$13,931
7/31/2021	$13,858	$13,941
8/31/2021	$14,059	$14,056
9/30/2021	$13,619	$13,767
10/31/2021	$13,504	$13,686
11/30/2021	$13,161	$13,452
12/31/2021	$13,247	$13,603
1/31/2022	$13,135	$13,396
2/28/2022	$12,715	$12,663
3/31/2022	$12,953	$12,454
4/30/2022	$12,466	$11,885
5/31/2022	$12,567	$11,932
6/30/2022	$11,545	$11,384
7/31/2022	$11,593	$11,546
8/31/2022	$11,634	$11,511
9/30/2022	$11,091	$10,931
10/31/2022	$11,090	$10,831
11/30/2022	$11,890	$11,554
12/31/2022	$12,044	$11,708
1/31/2023	$12,554	$12,117
2/28/2023	$12,293	$11,836
3/31/2023	$12,451	$12,068
4/30/2023	$12,571	$12,159
5/31/2023	$12,578	$12,049
6/30/2023	$12,935	$12,313
7/31/2023	$13,085	$12,550
8/31/2023	$12,868	$12,356
9/30/2023	$12,540	$12,077
10/31/2023	$12,415	$11,952
11/30/2023	$13,084	$12,534
12/31/2023	$13,559	$12,995
1/31/2024	$13,495	$12,910
2/29/2024	$13,640	$12,959
3/31/2024	$13,967	$13,092
4/30/2024	$13,794	$12,869
5/31/2024	$13,902	$13,079
6/30/2024	$13,793	$13,099
7/31/2024	$14,098	$13,346
8/31/2024	$14,329	$13,661
9/30/2024	$14,669	$13,955
10/31/2024	$14,450	$13,621
11/30/2024	$14,614	$13,678
12/31/2024	$14,520	$13,501
1/31/2025	$14,792	$13,694
2/28/2025	$14,982	$13,867
3/31/2025	$14,904	$13,905
4/30/2025	$15,055	$14,023
5/31/2025	$15,214	$14,170
6/30/2025	$15,611	$14,482
7/31/2025	$15,705	$14,552
8/31/2025	$16,037	$14,798
9/30/2025	$16,286	$15,002
10/31/2025	$16,531	$15,161
11/30/2025	$16,662	$15,262
12/31/2025	$16,828	$15,399

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	15.89%	3.62%	5.34%
JPMorgan Emerging Markets Blended-Equal Weighted Index	14.05%	1.84%	4.41%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 256,904,235
Holdings Count | Holding		230
Advisory Fees Paid, Amount		$ 1,381,704
InvestmentCompanyPortfolioTurnover		155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$256,904,235 # of Portfolio Holdings230 Total Advisory Fees Paid$1,381,704 Portfolio Turnover Rate155%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.4%)
Derivatives	(0.0%)
Others (each less than 3.0%)	0.8%
Securities Lending Collateral	7.6%
Corporate Bonds & Notes	41.0%
Foreign Government Bonds & Notes	51.0%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.4%)
Derivatives	(0.0%)
Others (each less than 3.0%)	49.3%
Colombia	3.1%
Peru	3.4%
Nigeria	3.8%
Saudi Arabia	3.9%
Romania	4.1%
South Africa	7.0%
United States	7.6%
Brazil	8.2%
Mexico	10.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078089
Shareholder Report [Line Items]
Fund Name		Dividend Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.88%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the financials sector benefited performance (relative to its benchmark index, the S&P 500 Index) as the interest rate cuts and a favorable regulatory environment boosted several of the Fund’s holdings.

+ JPMorgan Chase added value as the banking company demonstrated net interest income growth.

+ In the industrials and business services sector, stock selection contributed, particularly GE Aerospace which benefited from the ongoing post-pandemic aerospace recovery.

Top detractors from performance:

- An underweight allocation to the communication services sector weighed on relative returns due to a lack of companies that fit the Fund’s dividend growth mandate. Wireless network operator T-Mobile detracted on increased capital expenditures and challenging competitive pricing.

- A combination of an underweight relative to its benchmark index and stock selection in the information technology sector detracted as artificial intelligence enthusiasm pushed the segment higher.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Dividend Growth (Class I)	Nasdaq US Broad Dividend Achievers Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,603	$9,913	$9,504
2/29/2016	$9,629	$10,004	$9,491
3/31/2016	$10,222	$10,650	$10,135
4/30/2016	$10,335	$10,648	$10,174
5/31/2016	$10,534	$10,792	$10,357
6/30/2016	$10,678	$11,174	$10,384
7/31/2016	$10,962	$11,381	$10,766
8/31/2016	$10,967	$11,282	$10,782
9/30/2016	$10,911	$11,255	$10,784
10/31/2016	$10,676	$11,009	$10,587
11/30/2016	$11,008	$11,285	$10,979
12/31/2016	$11,146	$11,522	$11,196
1/31/2017	$11,314	$11,595	$11,408
2/28/2017	$11,678	$12,014	$11,861
3/31/2017	$11,698	$11,986	$11,875
4/30/2017	$11,879	$12,080	$11,997
5/31/2017	$12,110	$12,270	$12,166
6/30/2017	$12,186	$12,240	$12,242
7/31/2017	$12,332	$12,406	$12,494
8/31/2017	$12,370	$12,359	$12,532
9/30/2017	$12,550	$12,602	$12,790
10/31/2017	$12,836	$12,825	$13,089
11/30/2017	$13,255	$13,389	$13,490
12/31/2017	$13,272	$13,598	$13,640
1/31/2018	$13,897	$14,074	$14,421
2/28/2018	$13,379	$13,249	$13,890
3/31/2018	$13,154	$13,100	$13,537
4/30/2018	$13,184	$13,050	$13,589
5/31/2018	$13,303	$13,231	$13,916
6/30/2018	$13,458	$13,367	$14,002
7/31/2018	$13,973	$13,938	$14,523
8/31/2018	$14,299	$14,226	$14,996
9/30/2018	$14,438	$14,467	$15,081
10/31/2018	$13,729	$13,754	$14,050
11/30/2018	$14,272	$14,249	$14,337
12/31/2018	$13,101	$13,062	$13,042
1/31/2019	$13,984	$13,833	$14,087
2/28/2019	$14,504	$14,403	$14,540
3/31/2019	$14,799	$14,706	$14,822
4/30/2019	$15,315	$15,164	$15,422
5/31/2019	$14,789	$14,400	$14,442
6/30/2019	$15,689	$15,346	$15,460
7/31/2019	$15,884	$15,569	$15,682
8/31/2019	$15,905	$15,605	$15,434
9/30/2019	$16,061	$15,918	$15,723
10/31/2019	$16,173	$15,922	$16,063
11/30/2019	$16,681	$16,244	$16,646
12/31/2019	$17,115	$16,658	$17,149
1/31/2020	$17,142	$16,633	$17,142
2/29/2020	$15,744	$15,195	$15,731
3/31/2020	$13,875	$13,495	$13,788
4/30/2020	$15,196	$14,915	$15,555
5/31/2020	$15,977	$15,517	$16,296
6/30/2020	$16,081	$15,519	$16,620
7/31/2020	$16,973	$16,219	$17,558
8/31/2020	$17,771	$17,050	$18,820
9/30/2020	$17,373	$16,779	$18,105
10/31/2020	$16,956	$16,401	$17,623
11/30/2020	$18,802	$17,981	$19,552
12/31/2020	$19,415	$18,320	$20,304
1/31/2021	$18,905	$17,899	$20,099
2/28/2021	$19,390	$18,201	$20,653
3/31/2021	$20,364	$19,354	$21,558
4/30/2021	$21,487	$20,126	$22,708
5/31/2021	$21,696	$20,453	$22,867
6/30/2021	$21,826	$20,433	$23,401
7/31/2021	$22,487	$20,949	$23,956
8/31/2021	$22,992	$21,312	$24,685
9/30/2021	$21,940	$20,382	$23,537
10/31/2021	$23,395	$21,696	$25,186
11/30/2021	$22,939	$21,307	$25,011
12/31/2021	$24,424	$22,688	$26,132
1/31/2022	$23,197	$21,870	$24,780
2/28/2022	$22,522	$21,353	$24,038
3/31/2022	$23,214	$22,063	$24,931
4/30/2022	$21,928	$21,120	$22,757
5/31/2022	$21,971	$21,295	$22,798
6/30/2022	$20,619	$19,947	$20,916
7/31/2022	$22,167	$21,195	$22,845
8/31/2022	$21,420	$20,484	$21,913
9/30/2022	$19,746	$18,782	$19,895
10/31/2022	$21,422	$20,776	$21,506
11/30/2022	$22,781	$22,126	$22,708
12/31/2022	$21,861	$21,377	$21,399
1/31/2023	$22,585	$21,904	$22,744
2/28/2023	$21,967	$21,237	$22,189
3/31/2023	$22,278	$21,558	$23,004
4/30/2023	$22,727	$22,001	$23,363
5/31/2023	$22,056	$21,322	$23,464
6/30/2023	$23,332	$22,646	$25,015
7/31/2023	$23,955	$23,171	$25,818
8/31/2023	$23,444	$22,747	$25,407
9/30/2023	$22,492	$21,775	$24,196
10/31/2023	$22,177	$21,424	$23,687
11/30/2023	$23,914	$22,991	$25,850
12/31/2023	$24,773	$23,917	$27,025
1/31/2024	$24,968	$24,213	$27,479
2/29/2024	$26,066	$24,904	$28,946
3/31/2024	$26,759	$25,708	$29,878
4/30/2024	$25,902	$24,674	$28,657
5/31/2024	$26,877	$25,549	$30,078
6/30/2024	$27,167	$25,912	$31,157
7/31/2024	$27,948	$27,034	$31,537
8/31/2024	$28,748	$27,922	$32,302
9/30/2024	$28,940	$28,381	$32,992
10/31/2024	$28,123	$27,919	$32,692
11/30/2024	$29,667	$29,400	$34,611
12/31/2024	$28,053	$28,129	$33,786
1/31/2025	$29,235	$29,084	$34,727
2/28/2025	$29,612	$29,343	$34,274
3/31/2025	$28,676	$28,230	$32,343
4/30/2025	$28,263	$27,797	$32,124
5/31/2025	$29,337	$28,796	$34,146
6/30/2025	$30,159	$29,840	$35,882
7/31/2025	$30,160	$30,029	$36,687
8/31/2025	$30,761	$30,771	$37,431
9/30/2025	$31,327	$31,602	$38,797
10/31/2025	$31,408	$31,661	$39,706
11/30/2025	$32,189	$32,426	$39,803
12/31/2025	$32,091	$32,208	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.39%	10.57%	12.37%
Nasdaq US Broad Dividend Achievers Index (Benchmark)	14.50%	11.95%	12.41%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Performance Table Market Index Changed [Text Block]		Nasdaq US Broad Dividend Achievers Index was added as a benchmark index during the reporting period.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 743,176,717
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 4,505,246
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$743,176,717 # of Portfolio Holdings92 Total Advisory Fees Paid$4,505,246 Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.2%
Others (each less than 3.0%)	3.9%
Utilities	3.4%
Energy	3.9%
Consumer, Cyclical	9.0%
Industrial	15.1%
Consumer, Non-Cyclical	18.5%
Financial	21.7%
Technology	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added and disclosure regarding the Fund principally investing in the Consumer Non-Cyclical sector was removed during the reporting period.

  Securities Lending Risk was added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Material Fund Change Strategies [Text Block]

  Disclosure regarding the addition of a securities lending program for the Fund was added and disclosure regarding the Fund principally investing in the Consumer Non-Cyclical sector was removed during the reporting period.

Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098960
Shareholder Report [Line Items]
Fund Name		Dividend Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$73	0.68%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the financials sector benefited performance (relative to its benchmark index, the S&P 500 Index) as the interest rate cuts and a favorable regulatory environment boosted several of the Fund’s holdings.

+ JPMorgan Chase added value as the banking company demonstrated net interest income growth.

+ In the industrials and business services sector, stock selection contributed, particularly GE Aerospace which benefited from the ongoing post-pandemic aerospace recovery.

Top detractors from performance:

- An underweight allocation to the communication services sector weighed on relative returns due to a lack of companies that fit the Fund’s dividend growth mandate. Wireless network operator T-Mobile detracted on increased capital expenditures and challenging competitive pricing.

- A combination of an underweight relative to its benchmark index and stock selection in the information technology sector detracted as artificial intelligence enthusiasm pushed the segment higher.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Dividend Growth (Class P)	Nasdaq US Broad Dividend Achievers Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,605	$9,913	$9,504
2/29/2016	$9,632	$10,004	$9,491
3/31/2016	$10,227	$10,650	$10,135
4/30/2016	$10,341	$10,648	$10,174
5/31/2016	$10,543	$10,792	$10,357
6/30/2016	$10,688	$11,174	$10,384
7/31/2016	$10,975	$11,381	$10,766
8/31/2016	$10,981	$11,282	$10,782
9/30/2016	$10,927	$11,255	$10,784
10/31/2016	$10,693	$11,009	$10,587
11/30/2016	$11,028	$11,285	$10,979
12/31/2016	$11,168	$11,522	$11,196
1/31/2017	$11,338	$11,595	$11,408
2/28/2017	$11,705	$12,014	$11,861
3/31/2017	$11,727	$11,986	$11,875
4/30/2017	$11,910	$12,080	$11,997
5/31/2017	$12,144	$12,270	$12,166
6/30/2017	$12,222	$12,240	$12,242
7/31/2017	$12,370	$12,406	$12,494
8/31/2017	$12,410	$12,359	$12,532
9/30/2017	$12,594	$12,602	$12,790
10/31/2017	$12,882	$12,825	$13,089
11/30/2017	$13,305	$13,389	$13,490
12/31/2017	$13,324	$13,598	$13,640
1/31/2018	$13,955	$14,074	$14,421
2/28/2018	$13,436	$13,249	$13,890
3/31/2018	$13,213	$13,100	$13,537
4/30/2018	$13,245	$13,050	$13,589
5/31/2018	$13,367	$13,231	$13,916
6/30/2018	$13,525	$13,367	$14,002
7/31/2018	$14,045	$13,938	$14,523
8/31/2018	$14,375	$14,226	$14,996
9/30/2018	$14,517	$14,467	$15,081
10/31/2018	$13,806	$13,754	$14,050
11/30/2018	$14,354	$14,249	$14,337
12/31/2018	$13,179	$13,062	$13,042
1/31/2019	$14,069	$13,833	$14,087
2/28/2019	$14,595	$14,403	$14,540
3/31/2019	$14,895	$14,706	$14,822
4/30/2019	$15,416	$15,164	$15,422
5/31/2019	$14,890	$14,400	$14,442
6/30/2019	$15,799	$15,346	$15,460
7/31/2019	$15,998	$15,569	$15,682
8/31/2019	$16,021	$15,605	$15,434
9/30/2019	$16,181	$15,918	$15,723
10/31/2019	$16,296	$15,922	$16,063
11/30/2019	$16,811	$16,244	$16,646
12/31/2019	$17,252	$16,658	$17,149
1/31/2020	$17,282	$16,633	$17,142
2/29/2020	$15,875	$15,195	$15,731
3/31/2020	$13,993	$13,495	$13,788
4/30/2020	$15,327	$14,915	$15,555
5/31/2020	$16,118	$15,517	$16,296
6/30/2020	$16,225	$15,519	$16,620
7/31/2020	$17,128	$16,219	$17,558
8/31/2020	$17,937	$17,050	$18,820
9/30/2020	$17,538	$16,779	$18,105
10/31/2020	$17,120	$16,401	$17,623
11/30/2020	$18,987	$17,981	$19,552
12/31/2020	$19,609	$18,320	$20,304
1/31/2021	$19,097	$17,899	$20,099
2/28/2021	$19,590	$18,201	$20,653
3/31/2021	$20,578	$19,354	$21,558
4/30/2021	$21,716	$20,126	$22,708
5/31/2021	$21,931	$20,453	$22,867
6/30/2021	$22,066	$20,433	$23,401
7/31/2021	$22,738	$20,949	$23,956
8/31/2021	$23,253	$21,312	$24,685
9/30/2021	$22,192	$20,382	$23,537
10/31/2021	$23,668	$21,696	$25,186
11/30/2021	$23,211	$21,307	$25,011
12/31/2021	$24,717	$22,688	$26,132
1/31/2022	$23,480	$21,870	$24,780
2/28/2022	$22,800	$21,353	$24,038
3/31/2022	$23,504	$22,063	$24,931
4/30/2022	$22,206	$21,120	$22,757
5/31/2022	$22,254	$21,295	$22,798
6/30/2022	$20,888	$19,947	$20,916
7/31/2022	$22,460	$21,195	$22,845
8/31/2022	$21,707	$20,484	$21,913
9/30/2022	$20,013	$18,782	$19,895
10/31/2022	$21,716	$20,776	$21,506
11/30/2022	$23,097	$22,126	$22,708
12/31/2022	$22,169	$21,377	$21,399
1/31/2023	$22,906	$21,904	$22,744
2/28/2023	$22,283	$21,237	$22,189
3/31/2023	$22,602	$21,558	$23,004
4/30/2023	$23,062	$22,001	$23,363
5/31/2023	$22,385	$21,322	$23,464
6/30/2023	$23,683	$22,646	$25,015
7/31/2023	$24,319	$23,171	$25,818
8/31/2023	$23,805	$22,747	$25,407
9/30/2023	$22,842	$21,775	$24,196
10/31/2023	$22,526	$21,424	$23,687
11/30/2023	$24,294	$22,991	$25,850
12/31/2023	$25,171	$23,917	$27,025
1/31/2024	$25,374	$24,213	$27,479
2/29/2024	$26,493	$24,904	$28,946
3/31/2024	$27,202	$25,708	$29,878
4/30/2024	$26,336	$24,674	$28,657
5/31/2024	$27,332	$25,549	$30,078
6/30/2024	$27,632	$25,912	$31,157
7/31/2024	$28,430	$27,034	$31,537
8/31/2024	$29,249	$27,922	$32,302
9/30/2024	$29,449	$28,381	$32,992
10/31/2024	$28,623	$27,919	$32,692
11/30/2024	$30,199	$29,400	$34,611
12/31/2024	$28,578	$28,129	$33,786
1/31/2025	$29,793	$29,084	$34,727
2/28/2025	$30,183	$29,343	$34,274
3/31/2025	$29,233	$28,230	$32,343
4/30/2025	$28,817	$27,797	$32,124
5/31/2025	$29,918	$28,796	$34,146
6/30/2025	$30,760	$29,840	$35,882
7/31/2025	$30,767	$30,029	$36,687
8/31/2025	$31,385	$30,771	$37,431
9/30/2025	$31,968	$31,602	$38,797
10/31/2025	$32,056	$31,661	$39,706
11/30/2025	$32,858	$32,426	$39,803
12/31/2025	$32,764	$32,208	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	14.65%	10.81%	12.60%
Nasdaq US Broad Dividend Achievers Index (Benchmark)	14.50%	11.95%	12.41%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Performance Table Market Index Changed [Text Block]		Nasdaq US Broad Dividend Achievers Index was added as a benchmark index during the reporting period.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 743,176,717
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 4,505,246
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$743,176,717 # of Portfolio Holdings92 Total Advisory Fees Paid$4,505,246 Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.2%
Others (each less than 3.0%)	3.9%
Utilities	3.4%
Energy	3.9%
Consumer, Cyclical	9.0%
Industrial	15.1%
Consumer, Non-Cyclical	18.5%
Financial	21.7%
Technology	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added and disclosure regarding the Fund principally investing in the Consumer Non-Cyclical sector was removed during the reporting period.

  Securities Lending Risk was added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Material Fund Change Strategies [Text Block]

  Disclosure regarding the addition of a securities lending program for the Fund was added and disclosure regarding the Fund principally investing in the Consumer Non-Cyclical sector was removed during the reporting period.

Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078115
Shareholder Report [Line Items]
Fund Name		Equity Index Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.29%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.29%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the S&P 500 Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus for the Fund) were the performance by the information technology, communication services, and financials sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- In addition to Fund fees and expenses, a detractor from relative performance (other than the performance of holdings of its benchmark index) was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Equity Index (Class I)	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,500	$9,504
2/29/2016	$9,486	$9,491
3/31/2016	$10,127	$10,135
4/30/2016	$10,164	$10,174
5/31/2016	$10,344	$10,357
6/30/2016	$10,368	$10,384
7/31/2016	$10,745	$10,766
8/31/2016	$10,758	$10,782
9/30/2016	$10,758	$10,784
10/31/2016	$10,560	$10,587
11/30/2016	$10,948	$10,979
12/31/2016	$11,161	$11,196
1/31/2017	$11,369	$11,408
2/28/2017	$11,818	$11,861
3/31/2017	$11,829	$11,875
4/30/2017	$11,948	$11,997
5/31/2017	$12,112	$12,166
6/30/2017	$12,185	$12,242
7/31/2017	$12,433	$12,494
8/31/2017	$12,468	$12,532
9/30/2017	$12,722	$12,790
10/31/2017	$13,016	$13,089
11/30/2017	$13,412	$13,490
12/31/2017	$13,558	$13,640
1/31/2018	$14,331	$14,421
2/28/2018	$13,799	$13,890
3/31/2018	$13,439	$13,537
4/30/2018	$13,487	$13,589
5/31/2018	$13,808	$13,916
6/30/2018	$13,889	$14,002
7/31/2018	$14,402	$14,523
8/31/2018	$14,868	$14,996
9/30/2018	$14,949	$15,081
10/31/2018	$13,923	$14,050
11/30/2018	$14,203	$14,337
12/31/2018	$12,917	$13,042
1/31/2019	$13,948	$14,087
2/28/2019	$14,393	$14,540
3/31/2019	$14,668	$14,822
4/30/2019	$15,259	$15,422
5/31/2019	$14,286	$14,442
6/30/2019	$15,289	$15,460
7/31/2019	$15,505	$15,682
8/31/2019	$15,255	$15,434
9/30/2019	$15,538	$15,723
10/31/2019	$15,870	$16,063
11/30/2019	$16,442	$16,646
12/31/2019	$16,934	$17,149
1/31/2020	$16,923	$17,142
2/29/2020	$15,527	$15,731
3/31/2020	$13,609	$13,788
4/30/2020	$15,348	$15,555
5/31/2020	$16,077	$16,296
6/30/2020	$16,393	$16,620
7/31/2020	$17,313	$17,558
8/31/2020	$18,553	$18,820
9/30/2020	$17,844	$18,105
10/31/2020	$17,367	$17,623
11/30/2020	$19,264	$19,552
12/31/2020	$20,001	$20,304
1/31/2021	$19,793	$20,099
2/28/2021	$20,336	$20,653
3/31/2021	$21,221	$21,558
4/30/2021	$22,348	$22,708
5/31/2021	$22,497	$22,867
6/30/2021	$23,017	$23,401
7/31/2021	$23,559	$23,956
8/31/2021	$24,269	$24,685
9/30/2021	$23,135	$23,537
10/31/2021	$24,749	$25,186
11/30/2021	$24,572	$25,011
12/31/2021	$25,675	$26,132
1/31/2022	$24,346	$24,780
2/28/2022	$23,615	$24,038
3/31/2022	$24,482	$24,931
4/30/2022	$22,345	$22,757
5/31/2022	$22,380	$22,798
6/30/2022	$20,528	$20,916
7/31/2022	$22,415	$22,845
8/31/2022	$21,495	$21,913
9/30/2022	$19,516	$19,895
10/31/2022	$21,089	$21,506
11/30/2022	$22,261	$22,708
12/31/2022	$20,974	$21,399
1/31/2023	$22,288	$22,744
2/28/2023	$21,739	$22,189
3/31/2023	$22,532	$23,004
4/30/2023	$22,878	$23,363
5/31/2023	$22,972	$23,464
6/30/2023	$24,484	$25,015
7/31/2023	$25,265	$25,818
8/31/2023	$24,857	$25,407
9/30/2023	$23,666	$24,196
10/31/2023	$23,162	$23,687
11/30/2023	$25,271	$25,850
12/31/2023	$26,413	$27,025
1/31/2024	$26,849	$27,479
2/29/2024	$28,276	$28,946
3/31/2024	$29,179	$29,878
4/30/2024	$27,981	$28,657
5/31/2024	$29,360	$30,078
6/30/2024	$30,406	$31,157
7/31/2024	$30,771	$31,537
8/31/2024	$31,511	$32,302
9/30/2024	$32,175	$32,992
10/31/2024	$31,876	$32,692
11/30/2024	$33,742	$34,611
12/31/2024	$32,927	$33,786
1/31/2025	$33,834	$34,727
2/28/2025	$33,383	$34,274
3/31/2025	$31,495	$32,343
4/30/2025	$31,276	$32,124
5/31/2025	$33,239	$34,146
6/30/2025	$34,922	$35,882
7/31/2025	$35,697	$36,687
8/31/2025	$36,415	$37,431
9/30/2025	$37,736	$38,797
10/31/2025	$38,611	$39,706
11/30/2025	$38,695	$39,803
12/31/2025	$38,707	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	17.55%	14.12%	14.49%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 6,075,691,414
Holdings Count | Holding		507
Advisory Fees Paid, Amount		$ 2,411,887
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$6,075,691,414 # of Portfolio Holdings507 Total Advisory Fees Paid$2,411,887 Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.7%
Derivatives	(0.0%)
Others (each less than 3.0%)	6.6%
Industrial	7.5%
Consumer, Cyclical	8.1%
Consumer, Non-Cyclical	13.8%
Financial	14.1%
Communications	16.8%
Technology	32.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098974
Shareholder Report [Line Items]
Fund Name		Equity Index Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.09%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the S&P 500 Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus for the Fund) were the performance by the information technology, communication services, and financials sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- In addition to Fund fees and expenses, a detractor from relative performance (other than the performance of holdings of its benchmark index) was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Equity Index (Class P)	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,502	$9,504
2/29/2016	$9,489	$9,491
3/31/2016	$10,132	$10,135
4/30/2016	$10,170	$10,174
5/31/2016	$10,353	$10,357
6/30/2016	$10,378	$10,384
7/31/2016	$10,758	$10,766
8/31/2016	$10,773	$10,782
9/30/2016	$10,774	$10,784
10/31/2016	$10,577	$10,587
11/30/2016	$10,968	$10,979
12/31/2016	$11,183	$11,196
1/31/2017	$11,394	$11,408
2/28/2017	$11,846	$11,861
3/31/2017	$11,858	$11,875
4/30/2017	$11,979	$11,997
5/31/2017	$12,146	$12,166
6/30/2017	$12,221	$12,242
7/31/2017	$12,472	$12,494
8/31/2017	$12,509	$12,532
9/30/2017	$12,767	$12,790
10/31/2017	$13,063	$13,089
11/30/2017	$13,464	$13,490
12/31/2017	$13,612	$13,640
1/31/2018	$14,391	$14,421
2/28/2018	$13,859	$13,890
3/31/2018	$13,500	$13,537
4/30/2018	$13,550	$13,589
5/31/2018	$13,874	$13,916
6/30/2018	$13,958	$14,002
7/31/2018	$14,477	$14,523
8/31/2018	$14,947	$14,996
9/30/2018	$15,031	$15,081
10/31/2018	$14,002	$14,050
11/30/2018	$14,286	$14,337
12/31/2018	$12,994	$13,042
1/31/2019	$14,034	$14,087
2/28/2019	$14,483	$14,540
3/31/2019	$14,763	$14,822
4/30/2019	$15,360	$15,422
5/31/2019	$14,383	$14,442
6/30/2019	$15,395	$15,460
7/31/2019	$15,616	$15,682
8/31/2019	$15,367	$15,434
9/30/2019	$15,654	$15,723
10/31/2019	$15,991	$16,063
11/30/2019	$16,571	$16,646
12/31/2019	$17,069	$17,149
1/31/2020	$17,061	$17,142
2/29/2020	$15,656	$15,731
3/31/2020	$13,725	$13,788
4/30/2020	$15,481	$15,555
5/31/2020	$16,219	$16,296
6/30/2020	$16,540	$16,620
7/31/2020	$17,472	$17,558
8/31/2020	$18,726	$18,820
9/30/2020	$18,014	$18,105
10/31/2020	$17,535	$17,623
11/30/2020	$19,454	$19,552
12/31/2020	$20,201	$20,304
1/31/2021	$19,994	$20,099
2/28/2021	$20,546	$20,653
3/31/2021	$21,444	$21,558
4/30/2021	$22,586	$22,708
5/31/2021	$22,741	$22,867
6/30/2021	$23,270	$23,401
7/31/2021	$23,822	$23,956
8/31/2021	$24,544	$24,685
9/30/2021	$23,401	$23,537
10/31/2021	$25,038	$25,186
11/30/2021	$24,863	$25,011
12/31/2021	$25,983	$26,132
1/31/2022	$24,643	$24,780
2/28/2022	$23,907	$24,038
3/31/2022	$24,789	$24,931
4/30/2022	$22,629	$22,757
5/31/2022	$22,668	$22,798
6/30/2022	$20,796	$20,916
7/31/2022	$22,711	$22,845
8/31/2022	$21,782	$21,913
9/30/2022	$19,780	$19,895
10/31/2022	$21,378	$21,506
11/30/2022	$22,570	$22,708
12/31/2022	$21,268	$21,399
1/31/2023	$22,605	$22,744
2/28/2023	$22,052	$22,189
3/31/2023	$22,860	$23,004
4/30/2023	$23,215	$23,363
5/31/2023	$23,314	$23,464
6/30/2023	$24,852	$25,015
7/31/2023	$25,650	$25,818
8/31/2023	$25,240	$25,407
9/30/2023	$24,035	$24,196
10/31/2023	$23,527	$23,687
11/30/2023	$25,674	$25,850
12/31/2023	$26,838	$27,025
1/31/2024	$27,285	$27,479
2/29/2024	$28,740	$28,946
3/31/2024	$29,663	$29,878
4/30/2024	$28,449	$28,657
5/31/2024	$29,856	$30,078
6/30/2024	$30,926	$31,157
7/31/2024	$31,302	$31,537
8/31/2024	$32,060	$32,302
9/30/2024	$32,741	$32,992
10/31/2024	$32,443	$32,692
11/30/2024	$34,347	$34,611
12/31/2024	$33,524	$33,786
1/31/2025	$34,452	$34,727
2/28/2025	$33,999	$34,274
3/31/2025	$32,081	$32,343
4/30/2025	$31,863	$32,124
5/31/2025	$33,869	$34,146
6/30/2025	$35,589	$35,882
7/31/2025	$36,386	$36,687
8/31/2025	$37,124	$37,431
9/30/2025	$38,477	$38,797
10/31/2025	$39,376	$39,706
11/30/2025	$39,468	$39,803
12/31/2025	$39,487	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	17.79%	14.35%	14.72%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 6,075,691,414
Holdings Count | Holding		507
Advisory Fees Paid, Amount		$ 2,411,887
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$6,075,691,414 # of Portfolio Holdings507 Total Advisory Fees Paid$2,411,887 Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.7%
Derivatives	(0.0%)
Others (each less than 3.0%)	6.6%
Industrial	7.5%
Consumer, Cyclical	8.1%
Consumer, Non-Cyclical	13.8%
Financial	14.1%
Communications	16.8%
Technology	32.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078104
Shareholder Report [Line Items]
Fund Name		Focused Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.97%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the industrials sector contributed to performance relative to its benchmark, the Russell 1000 Growth Index. Stock selection and an underweight in the consumer staples sector also contributed.

+ Howmet Aerospace was a contributor to relative performance. The stock price for the specialized aircraft components manufacturer reflected gained market share, as it benefited from a cyclical aerospace recovery.

+ Taiwan Semiconductor Manufacturing Company continued to deliver strong earnings growth and guidance.

Top detractors from performance:

- Stock selection in the health care sector detracted from relative performance. Stock selection and an underweight in the consumer discretionary sector also detracted.

- The stock price for semiconductor company Marvell Technology was a relative detractor as it declined after the company’s data center revenues were weaker than anticipated.

- The shares of ambulatory surgical centers Surgery Partners declined after it warned of near-term headwinds for its commercial business.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Focused Growth (Class I)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,143	$9,442	$9,504
2/29/2016	$8,965	$9,438	$9,491
3/31/2016	$9,610	$10,074	$10,135
4/30/2016	$9,713	$9,982	$10,174
5/31/2016	$10,045	$10,176	$10,357
6/30/2016	$9,809	$10,136	$10,384
7/31/2016	$10,325	$10,615	$10,766
8/31/2016	$10,314	$10,562	$10,782
9/30/2016	$10,470	$10,600	$10,784
10/31/2016	$10,094	$10,351	$10,587
11/30/2016	$10,142	$10,577	$10,979
12/31/2016	$10,235	$10,708	$11,196
1/31/2017	$10,827	$11,068	$11,408
2/28/2017	$11,067	$11,528	$11,861
3/31/2017	$11,179	$11,662	$11,875
4/30/2017	$11,507	$11,928	$11,997
5/31/2017	$11,960	$12,238	$12,166
6/30/2017	$12,071	$12,206	$12,242
7/31/2017	$12,358	$12,531	$12,494
8/31/2017	$12,518	$12,760	$12,532
9/30/2017	$12,765	$12,926	$12,790
10/31/2017	$13,098	$13,427	$13,089
11/30/2017	$13,294	$13,835	$13,490
12/31/2017	$13,254	$13,943	$13,640
1/31/2018	$14,435	$14,930	$14,421
2/28/2018	$14,305	$14,539	$13,890
3/31/2018	$14,190	$14,140	$13,537
4/30/2018	$14,201	$14,189	$13,589
5/31/2018	$14,927	$14,811	$13,916
6/30/2018	$15,052	$14,954	$14,002
7/31/2018	$15,623	$15,393	$14,523
8/31/2018	$16,374	$16,235	$14,996
9/30/2018	$16,572	$16,325	$15,081
10/31/2018	$14,910	$14,865	$14,050
11/30/2018	$15,220	$15,023	$14,337
12/31/2018	$13,915	$13,732	$13,042
1/31/2019	$15,347	$14,966	$14,087
2/28/2019	$16,067	$15,501	$14,540
3/31/2019	$16,331	$15,943	$14,822
4/30/2019	$17,007	$16,663	$15,422
5/31/2019	$16,092	$15,610	$14,442
6/30/2019	$17,167	$16,682	$15,460
7/31/2019	$17,678	$17,059	$15,682
8/31/2019	$17,521	$16,928	$15,434
9/30/2019	$17,453	$16,930	$15,723
10/31/2019	$17,633	$17,408	$16,063
11/30/2019	$18,526	$18,180	$16,646
12/31/2019	$18,850	$18,729	$17,149
1/31/2020	$19,268	$19,147	$17,142
2/29/2020	$18,086	$17,843	$15,731
3/31/2020	$16,341	$16,088	$13,788
4/30/2020	$18,549	$18,468	$15,555
5/31/2020	$19,847	$19,708	$16,296
6/30/2020	$20,699	$20,567	$16,620
7/31/2020	$22,115	$22,149	$17,558
8/31/2020	$24,424	$24,434	$18,820
9/30/2020	$23,300	$23,285	$18,105
10/31/2020	$22,969	$22,494	$17,623
11/30/2020	$25,082	$24,797	$19,552
12/31/2020	$26,068	$25,938	$20,304
1/31/2021	$25,660	$25,746	$20,099
2/28/2021	$26,343	$25,740	$20,653
3/31/2021	$26,302	$26,182	$21,558
4/30/2021	$28,339	$27,963	$22,708
5/31/2021	$28,051	$27,577	$22,867
6/30/2021	$29,470	$29,307	$23,401
7/31/2021	$30,604	$30,273	$23,956
8/31/2021	$31,684	$31,404	$24,685
9/30/2021	$30,078	$29,646	$23,537
10/31/2021	$31,374	$32,213	$25,186
11/30/2021	$30,793	$32,410	$25,011
12/31/2021	$31,225	$33,096	$26,132
1/31/2022	$27,941	$30,255	$24,780
2/28/2022	$26,961	$28,970	$24,038
3/31/2022	$27,361	$30,103	$24,931
4/30/2022	$23,620	$26,468	$22,757
5/31/2022	$22,707	$25,853	$22,798
6/30/2022	$20,452	$23,805	$20,916
7/31/2022	$22,835	$26,662	$22,845
8/31/2022	$21,383	$25,420	$21,913
9/30/2022	$19,228	$22,949	$19,895
10/31/2022	$20,010	$24,290	$21,506
11/30/2022	$21,727	$25,397	$22,708
12/31/2022	$20,672	$23,453	$21,399
1/31/2023	$22,333	$25,407	$22,744
2/28/2023	$22,137	$25,106	$22,189
3/31/2023	$23,402	$26,822	$23,004
4/30/2023	$23,661	$27,086	$23,363
5/31/2023	$24,433	$28,321	$23,464
6/30/2023	$26,025	$30,258	$25,015
7/31/2023	$26,862	$31,277	$25,818
8/31/2023	$26,355	$30,996	$25,407
9/30/2023	$24,772	$29,310	$24,196
10/31/2023	$24,291	$28,893	$23,687
11/30/2023	$27,078	$32,043	$25,850
12/31/2023	$28,519	$33,462	$27,025
1/31/2024	$29,524	$34,296	$27,479
2/29/2024	$31,343	$36,636	$28,946
3/31/2024	$32,238	$37,281	$29,878
4/30/2024	$30,516	$35,700	$28,657
5/31/2024	$32,202	$37,837	$30,078
6/30/2024	$33,635	$40,388	$31,157
7/31/2024	$33,371	$39,701	$31,537
8/31/2024	$34,361	$40,528	$32,302
9/30/2024	$35,368	$41,677	$32,992
10/31/2024	$35,329	$41,539	$32,692
11/30/2024	$37,238	$44,233	$34,611
12/31/2024	$36,489	$44,623	$33,786
1/31/2025	$37,667	$45,506	$34,727
2/28/2025	$36,445	$43,871	$34,274
3/31/2025	$33,040	$40,175	$32,343
4/30/2025	$33,527	$40,887	$32,124
5/31/2025	$36,436	$44,505	$34,146
6/30/2025	$39,567	$47,342	$35,882
7/31/2025	$41,196	$49,129	$36,687
8/31/2025	$41,016	$49,679	$37,431
9/30/2025	$42,672	$52,318	$38,797
10/31/2025	$44,055	$54,218	$39,706
11/30/2025	$43,354	$53,236	$39,803
12/31/2025	$43,040	$52,906	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	17.95%	10.55%	15.71%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 500,155,098
Holdings Count | Holding		41
Advisory Fees Paid, Amount		$ 3,423,218
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$500,155,098 # of Portfolio Holdings41 Total Advisory Fees Paid$3,423,218 Portfolio Turnover Rate28%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.8%)
Others (each less than 3.0%)	2.0%
Financial	4.9%
Consumer, Cyclical	5.5%
Industrial	5.7%
Consumer, Non-Cyclical	16.6%
Communications	23.5%
Technology	43.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Communications sector were added during the reporting period.

  Communications Sector Risk and Securities Lending Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Communications sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Communications Sector Risk and Securities Lending Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098970
Shareholder Report [Line Items]
Fund Name		Focused Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$84	0.77%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the industrials sector contributed to performance relative to its benchmark, the Russell 1000 Growth Index. Stock selection and an underweight in the consumer staples sector also contributed.

+ Howmet Aerospace was a contributor to relative performance. The stock price for the specialized aircraft components manufacturer reflected gained market share, as it benefited from a cyclical aerospace recovery.

+ Taiwan Semiconductor Manufacturing Company continued to deliver strong earnings growth and guidance.

Top detractors from performance:

- Stock selection in the health care sector detracted from relative performance. Stock selection and an underweight in the consumer discretionary sector also detracted.

- The stock price for semiconductor company Marvell Technology was a relative detractor as it declined after the company’s data center revenues were weaker than anticipated.

- The shares of ambulatory surgical centers Surgery Partners declined after it warned of near-term headwinds for its commercial business.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Focused Growth (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,145	$9,442	$9,504
2/29/2016	$8,968	$9,438	$9,491
3/31/2016	$9,615	$10,074	$10,135
4/30/2016	$9,720	$9,982	$10,174
5/31/2016	$10,054	$10,176	$10,357
6/30/2016	$9,820	$10,136	$10,384
7/31/2016	$10,338	$10,615	$10,766
8/31/2016	$10,329	$10,562	$10,782
9/30/2016	$10,487	$10,600	$10,784
10/31/2016	$10,112	$10,351	$10,587
11/30/2016	$10,163	$10,577	$10,979
12/31/2016	$10,257	$10,708	$11,196
1/31/2017	$10,853	$11,068	$11,408
2/28/2017	$11,095	$11,528	$11,861
3/31/2017	$11,209	$11,662	$11,875
4/30/2017	$11,540	$11,928	$11,997
5/31/2017	$11,996	$12,238	$12,166
6/30/2017	$12,110	$12,206	$12,242
7/31/2017	$12,400	$12,531	$12,494
8/31/2017	$12,563	$12,760	$12,532
9/30/2017	$12,813	$12,926	$12,790
10/31/2017	$13,150	$13,427	$13,089
11/30/2017	$13,349	$13,835	$13,490
12/31/2017	$13,311	$13,943	$13,640
1/31/2018	$14,500	$14,930	$14,421
2/28/2018	$14,371	$14,539	$13,890
3/31/2018	$14,258	$14,140	$13,537
4/30/2018	$14,273	$14,189	$13,589
5/31/2018	$15,004	$14,811	$13,916
6/30/2018	$15,133	$14,954	$14,002
7/31/2018	$15,710	$15,393	$14,523
8/31/2018	$16,467	$16,235	$14,996
9/30/2018	$16,670	$16,325	$15,081
10/31/2018	$15,001	$14,865	$14,050
11/30/2018	$15,315	$15,023	$14,337
12/31/2018	$14,004	$13,732	$13,042
1/31/2019	$15,448	$14,966	$14,087
2/28/2019	$16,176	$15,501	$14,540
3/31/2019	$16,445	$15,943	$14,822
4/30/2019	$17,128	$16,663	$15,422
5/31/2019	$16,210	$15,610	$14,442
6/30/2019	$17,295	$16,682	$15,460
7/31/2019	$17,814	$17,059	$15,682
8/31/2019	$17,659	$16,928	$15,434
9/30/2019	$17,594	$16,930	$15,723
10/31/2019	$17,778	$17,408	$16,063
11/30/2019	$18,681	$18,180	$16,646
12/31/2019	$19,011	$18,729	$17,149
1/31/2020	$19,437	$19,147	$17,142
2/29/2020	$18,247	$17,843	$15,731
3/31/2020	$16,489	$16,088	$13,788
4/30/2020	$18,721	$18,468	$15,555
5/31/2020	$20,034	$19,708	$16,296
6/30/2020	$20,898	$20,567	$16,620
7/31/2020	$22,331	$22,149	$17,558
8/31/2020	$24,668	$24,434	$18,820
9/30/2020	$23,536	$23,285	$18,105
10/31/2020	$23,206	$22,494	$17,623
11/30/2020	$25,345	$24,797	$19,552
12/31/2020	$26,346	$25,938	$20,304
1/31/2021	$25,938	$25,746	$20,099
2/28/2021	$26,633	$25,740	$20,653
3/31/2021	$26,596	$26,182	$21,558
4/30/2021	$28,661	$27,963	$22,708
5/31/2021	$28,374	$27,577	$22,867
6/30/2021	$29,815	$29,307	$23,401
7/31/2021	$30,967	$30,273	$23,956
8/31/2021	$32,066	$31,404	$24,685
9/30/2021	$30,445	$29,646	$23,537
10/31/2021	$31,762	$32,213	$25,186
11/30/2021	$31,180	$32,410	$25,011
12/31/2021	$31,622	$33,096	$26,132
1/31/2022	$28,302	$30,255	$24,780
2/28/2022	$27,313	$28,970	$24,038
3/31/2022	$27,723	$30,103	$24,931
4/30/2022	$23,936	$26,468	$22,757
5/31/2022	$23,015	$25,853	$22,798
6/30/2022	$20,733	$23,805	$20,916
7/31/2022	$23,153	$26,662	$22,845
8/31/2022	$21,684	$25,420	$21,913
9/30/2022	$19,503	$22,949	$19,895
10/31/2022	$20,299	$24,290	$21,506
11/30/2022	$22,044	$25,397	$22,708
12/31/2022	$20,977	$23,453	$21,399
1/31/2023	$22,667	$25,407	$22,744
2/28/2023	$22,471	$25,106	$22,189
3/31/2023	$23,759	$26,822	$23,004
4/30/2023	$24,027	$27,086	$23,363
5/31/2023	$24,815	$28,321	$23,464
6/30/2023	$26,435	$30,258	$25,015
7/31/2023	$27,290	$31,277	$25,818
8/31/2023	$26,780	$30,996	$25,407
9/30/2023	$25,176	$29,310	$24,196
10/31/2023	$24,691	$28,893	$23,687
11/30/2023	$27,528	$32,043	$25,850
12/31/2023	$28,998	$33,462	$27,025
1/31/2024	$30,026	$34,296	$27,479
2/29/2024	$31,880	$36,636	$28,946
3/31/2024	$32,796	$37,281	$29,878
4/30/2024	$31,049	$35,700	$28,657
5/31/2024	$32,770	$37,837	$30,078
6/30/2024	$34,234	$40,388	$31,157
7/31/2024	$33,971	$39,701	$31,537
8/31/2024	$34,985	$40,528	$32,302
9/30/2024	$36,016	$41,677	$32,992
10/31/2024	$35,982	$41,539	$32,692
11/30/2024	$37,933	$44,233	$34,611
12/31/2024	$37,176	$44,623	$33,786
1/31/2025	$38,383	$45,506	$34,727
2/28/2025	$37,143	$43,871	$34,274
3/31/2025	$33,679	$40,175	$32,343
4/30/2025	$34,181	$40,887	$32,124
5/31/2025	$37,153	$44,505	$34,146
6/30/2025	$40,352	$47,342	$35,882
7/31/2025	$42,021	$49,129	$36,687
8/31/2025	$41,845	$49,679	$37,431
9/30/2025	$43,541	$52,318	$38,797
10/31/2025	$44,960	$54,218	$39,706
11/30/2025	$44,252	$53,236	$39,803
12/31/2025	$43,938	$52,906	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	18.19%	10.77%	15.95%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 500,155,098
Holdings Count | Holding		41
Advisory Fees Paid, Amount		$ 3,423,218
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$500,155,098 # of Portfolio Holdings41 Total Advisory Fees Paid$3,423,218 Portfolio Turnover Rate28%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.8%)
Others (each less than 3.0%)	2.0%
Financial	4.9%
Consumer, Cyclical	5.5%
Industrial	5.7%
Consumer, Non-Cyclical	16.6%
Communications	23.5%
Technology	43.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Communications sector were added during the reporting period.

  Communications Sector Risk and Securities Lending Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Communications sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Communications Sector Risk and Securities Lending Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078093
Shareholder Report [Line Items]
Fund Name		Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.79%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the industrials sector was a primary contributor to relative performance.

+ Overweight (relative to its benchmark index, the Russell 1000 Growth Index) in holdings of Amphenol, a manufacturer of high technology systems, contributed to performance as the stock price benefitted from strong revenue growth.

Top detractors from performance:

- Stock selection within information technology detracted from relative performance.

- An underweight to Broadcom, a global technology company, detracted as the stock rose on strong demand for AI chips that fueled the company’s financial results.

- The timing of the Fund’s ownership in Tesla, a manufacturer of electric vehicles and clean energy products, detracted as a weakening automotive business hurt results during certain period but the stock rose over the entire reporting period on optimism for humanoid robots, full service driving milestones, and robotaxis.

- Not owning Palantir Technologies, a software company specializing in data integration, detracted after earnings exceeded expectations, driven by existing programs and new government AI-related awards.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Growth (Class I)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,484	$9,442	$9,504
2/29/2016	$9,303	$9,438	$9,491
3/31/2016	$9,830	$10,074	$10,135
4/30/2016	$9,782	$9,982	$10,174
5/31/2016	$10,081	$10,176	$10,357
6/30/2016	$9,993	$10,136	$10,384
7/31/2016	$10,486	$10,615	$10,766
8/31/2016	$10,400	$10,562	$10,782
9/30/2016	$10,413	$10,600	$10,784
10/31/2016	$10,224	$10,351	$10,587
11/30/2016	$10,169	$10,577	$10,979
12/31/2016	$10,221	$10,708	$11,196
1/31/2017	$10,645	$11,068	$11,408
2/28/2017	$11,064	$11,528	$11,861
3/31/2017	$11,221	$11,662	$11,875
4/30/2017	$11,580	$11,928	$11,997
5/31/2017	$12,088	$12,238	$12,166
6/30/2017	$12,007	$12,206	$12,242
7/31/2017	$12,399	$12,531	$12,494
8/31/2017	$12,572	$12,760	$12,532
9/30/2017	$12,625	$12,926	$12,790
10/31/2017	$13,182	$13,427	$13,089
11/30/2017	$13,408	$13,835	$13,490
12/31/2017	$13,456	$13,943	$13,640
1/31/2018	$14,685	$14,930	$14,421
2/28/2018	$14,435	$14,539	$13,890
3/31/2018	$14,156	$14,140	$13,537
4/30/2018	$14,244	$14,189	$13,589
5/31/2018	$14,865	$14,811	$13,916
6/30/2018	$15,093	$14,954	$14,002
7/31/2018	$15,372	$15,393	$14,523
8/31/2018	$16,078	$16,235	$14,996
9/30/2018	$16,333	$16,325	$15,081
10/31/2018	$14,749	$14,865	$14,050
11/30/2018	$14,967	$15,023	$14,337
12/31/2018	$13,779	$13,732	$13,042
1/31/2019	$15,005	$14,966	$14,087
2/28/2019	$15,711	$15,501	$14,540
3/31/2019	$16,264	$15,943	$14,822
4/30/2019	$17,001	$16,663	$15,422
5/31/2019	$16,265	$15,610	$14,442
6/30/2019	$17,342	$16,682	$15,460
7/31/2019	$17,673	$17,059	$15,682
8/31/2019	$17,735	$16,928	$15,434
9/30/2019	$17,528	$16,930	$15,723
10/31/2019	$17,814	$17,408	$16,063
11/30/2019	$18,542	$18,180	$16,646
12/31/2019	$19,033	$18,729	$17,149
1/31/2020	$19,721	$19,147	$17,142
2/29/2020	$18,509	$17,843	$15,731
3/31/2020	$16,685	$16,088	$13,788
4/30/2020	$18,931	$18,468	$15,555
5/31/2020	$20,163	$19,708	$16,296
6/30/2020	$20,890	$20,567	$16,620
7/31/2020	$22,381	$22,149	$17,558
8/31/2020	$24,174	$24,434	$18,820
9/30/2020	$23,200	$23,285	$18,105
10/31/2020	$22,360	$22,494	$17,623
11/30/2020	$24,199	$24,797	$19,552
12/31/2020	$25,040	$25,938	$20,304
1/31/2021	$24,536	$25,746	$20,099
2/28/2021	$24,860	$25,740	$20,653
3/31/2021	$25,116	$26,182	$21,558
4/30/2021	$27,056	$27,963	$22,708
5/31/2021	$26,784	$27,577	$22,867
6/30/2021	$28,257	$29,307	$23,401
7/31/2021	$29,276	$30,273	$23,956
8/31/2021	$30,384	$31,404	$24,685
9/30/2021	$28,603	$29,646	$23,537
10/31/2021	$30,699	$32,213	$25,186
11/30/2021	$30,407	$32,410	$25,011
12/31/2021	$30,905	$33,096	$26,132
1/31/2022	$27,926	$30,255	$24,780
2/28/2022	$26,415	$28,970	$24,038
3/31/2022	$27,096	$30,103	$24,931
4/30/2022	$23,885	$26,468	$22,757
5/31/2022	$23,593	$25,853	$22,798
6/30/2022	$21,839	$23,805	$20,916
7/31/2022	$24,177	$26,662	$22,845
8/31/2022	$22,749	$25,420	$21,913
9/30/2022	$20,483	$22,949	$19,895
10/31/2022	$21,451	$24,290	$21,506
11/30/2022	$22,658	$25,397	$22,708
12/31/2022	$21,259	$23,453	$21,399
1/31/2023	$22,905	$25,407	$22,744
2/28/2023	$22,075	$25,106	$22,189
3/31/2023	$23,515	$26,822	$23,004
4/30/2023	$23,903	$27,086	$23,363
5/31/2023	$24,807	$28,321	$23,464
6/30/2023	$26,320	$30,258	$25,015
7/31/2023	$26,937	$31,277	$25,818
8/31/2023	$27,012	$30,996	$25,407
9/30/2023	$25,560	$29,310	$24,196
10/31/2023	$25,363	$28,893	$23,687
11/30/2023	$27,852	$32,043	$25,850
12/31/2023	$28,816	$33,462	$27,025
1/31/2024	$30,118	$34,296	$27,479
2/29/2024	$32,692	$36,636	$28,946
3/31/2024	$33,545	$37,281	$29,878
4/30/2024	$32,001	$35,700	$28,657
5/31/2024	$34,007	$37,837	$30,078
6/30/2024	$35,852	$40,388	$31,157
7/31/2024	$35,278	$39,701	$31,537
8/31/2024	$35,740	$40,528	$32,302
9/30/2024	$36,296	$41,677	$32,992
10/31/2024	$36,057	$41,539	$32,692
11/30/2024	$38,311	$44,233	$34,611
12/31/2024	$37,984	$44,623	$33,786
1/31/2025	$39,529	$45,506	$34,727
2/28/2025	$37,753	$43,871	$34,274
3/31/2025	$34,609	$40,175	$32,343
4/30/2025	$35,174	$40,887	$32,124
5/31/2025	$38,194	$44,505	$34,146
6/30/2025	$40,803	$47,342	$35,882
7/31/2025	$42,094	$49,129	$36,687
8/31/2025	$41,786	$49,679	$37,431
9/30/2025	$42,855	$52,318	$38,797
10/31/2025	$43,819	$54,218	$39,706
11/30/2025	$42,900	$53,236	$39,803
12/31/2025	$42,547	$52,906	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.01%	11.19%	15.58%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,519,506,092
Holdings Count | Holding		72
Advisory Fees Paid, Amount		$ 9,106,032
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,519,506,092 # of Portfolio Holdings72 Total Advisory Fees Paid$9,106,032 Portfolio Turnover Rate59%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Others (each less than 3.0%)	5.3%
Financial	8.4%
Industrial	9.0%
Consumer, Non-Cyclical	9.0%
Communications	23.6%
Technology	45.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the Fund changing from diversified to non-diversified and the addition of a securities lending program for the Fund were added and disclosure regarding small-number of holdings was removed during the reporting period.

  Securities Lending Risk and Non-Diversification Risk were added and Small-Number of Holdings Risk was removed from the Fund during the reporting period.

Material Fund Change Strategies [Text Block]

  Disclosures regarding the Fund changing from diversified to non-diversified and the addition of a securities lending program for the Fund were added and disclosure regarding small-number of holdings was removed during the reporting period.

Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Non-Diversification Risk were added and Small-Number of Holdings Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098964
Shareholder Report [Line Items]
Fund Name		Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$63	0.59%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the industrials sector was a primary contributor to relative performance.

+ Overweight (relative to its benchmark index, the Russell 1000 Growth Index) in holdings of Amphenol, a manufacturer of high technology systems, contributed to performance as the stock price benefitted from strong revenue growth.

Top detractors from performance:

- Stock selection within information technology detracted from relative performance.

- An underweight to Broadcom, a global technology company, detracted as the stock rose on strong demand for AI chips that fueled the company’s financial results.

- The timing of the Fund’s ownership in Tesla, a manufacturer of electric vehicles and clean energy products, detracted as a weakening automotive business hurt results during certain period but the stock rose over the entire reporting period on optimism for humanoid robots, full service driving milestones, and robotaxis.

- Not owning Palantir Technologies, a software company specializing in data integration, detracted after earnings exceeded expectations, driven by existing programs and new government AI-related awards.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Growth (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,486	$9,442	$9,504
2/29/2016	$9,306	$9,438	$9,491
3/31/2016	$9,835	$10,074	$10,135
4/30/2016	$9,789	$9,982	$10,174
5/31/2016	$10,089	$10,176	$10,357
6/30/2016	$10,002	$10,136	$10,384
7/31/2016	$10,498	$10,615	$10,766
8/31/2016	$10,414	$10,562	$10,782
9/30/2016	$10,429	$10,600	$10,784
10/31/2016	$10,241	$10,351	$10,587
11/30/2016	$10,188	$10,577	$10,979
12/31/2016	$10,242	$10,708	$11,196
1/31/2017	$10,668	$11,068	$11,408
2/28/2017	$11,089	$11,528	$11,861
3/31/2017	$11,249	$11,662	$11,875
4/30/2017	$11,611	$11,928	$11,997
5/31/2017	$12,122	$12,238	$12,166
6/30/2017	$12,043	$12,206	$12,242
7/31/2017	$12,438	$12,531	$12,494
8/31/2017	$12,614	$12,760	$12,532
9/30/2017	$12,669	$12,926	$12,790
10/31/2017	$13,230	$13,427	$13,089
11/30/2017	$13,459	$13,835	$13,490
12/31/2017	$13,509	$13,943	$13,640
1/31/2018	$14,746	$14,930	$14,421
2/28/2018	$14,497	$14,539	$13,890
3/31/2018	$14,219	$14,140	$13,537
4/30/2018	$14,310	$14,189	$13,589
5/31/2018	$14,936	$14,811	$13,916
6/30/2018	$15,168	$14,954	$14,002
7/31/2018	$15,451	$15,393	$14,523
8/31/2018	$16,164	$16,235	$14,996
9/30/2018	$16,422	$16,325	$15,081
10/31/2018	$14,832	$14,865	$14,050
11/30/2018	$15,054	$15,023	$14,337
12/31/2018	$13,861	$13,732	$13,042
1/31/2019	$15,097	$14,966	$14,087
2/28/2019	$15,810	$15,501	$14,540
3/31/2019	$16,370	$15,943	$14,822
4/30/2019	$17,114	$16,663	$15,422
5/31/2019	$16,376	$15,610	$14,442
6/30/2019	$17,463	$16,682	$15,460
7/31/2019	$17,799	$17,059	$15,682
8/31/2019	$17,865	$16,928	$15,434
9/30/2019	$17,659	$16,930	$15,723
10/31/2019	$17,950	$17,408	$16,063
11/30/2019	$18,687	$18,180	$16,646
12/31/2019	$19,185	$18,729	$17,149
1/31/2020	$19,882	$19,147	$17,142
2/29/2020	$18,663	$17,843	$15,731
3/31/2020	$16,827	$16,088	$13,788
4/30/2020	$19,095	$18,468	$15,555
5/31/2020	$20,341	$19,708	$16,296
6/30/2020	$21,078	$20,567	$16,620
7/31/2020	$22,586	$22,149	$17,558
8/31/2020	$24,400	$24,434	$18,820
9/30/2020	$23,420	$23,285	$18,105
10/31/2020	$22,576	$22,494	$17,623
11/30/2020	$24,438	$24,797	$19,552
12/31/2020	$25,291	$25,938	$20,304
1/31/2021	$24,785	$25,746	$20,099
2/28/2021	$25,117	$25,740	$20,653
3/31/2021	$25,380	$26,182	$21,558
4/30/2021	$27,345	$27,963	$22,708
5/31/2021	$27,074	$27,577	$22,867
6/30/2021	$28,568	$29,307	$23,401
7/31/2021	$29,604	$30,273	$23,956
8/31/2021	$30,729	$31,404	$24,685
9/30/2021	$28,932	$29,646	$23,537
10/31/2021	$31,058	$32,213	$25,186
11/30/2021	$30,768	$32,410	$25,011
12/31/2021	$31,277	$33,096	$26,132
1/31/2022	$28,267	$30,255	$24,780
2/28/2022	$26,742	$28,970	$24,038
3/31/2022	$27,435	$30,103	$24,931
4/30/2022	$24,188	$26,468	$22,757
5/31/2022	$23,897	$25,853	$22,798
6/30/2022	$22,124	$23,805	$20,916
7/31/2022	$24,496	$26,662	$22,845
8/31/2022	$23,053	$25,420	$21,913
9/30/2022	$20,760	$22,949	$19,895
10/31/2022	$21,745	$24,290	$21,506
11/30/2022	$22,973	$25,397	$22,708
12/31/2022	$21,558	$23,453	$21,399
1/31/2023	$23,231	$25,407	$22,744
2/28/2023	$22,393	$25,106	$22,189
3/31/2023	$23,858	$26,822	$23,004
4/30/2023	$24,255	$27,086	$23,363
5/31/2023	$25,177	$28,321	$23,464
6/30/2023	$26,716	$30,258	$25,015
7/31/2023	$27,348	$31,277	$25,818
8/31/2023	$27,429	$30,996	$25,407
9/30/2023	$25,958	$29,310	$24,196
10/31/2023	$25,762	$28,893	$23,687
11/30/2023	$28,295	$32,043	$25,850
12/31/2023	$29,279	$33,462	$27,025
1/31/2024	$30,608	$34,296	$27,479
2/29/2024	$33,229	$36,636	$28,946
3/31/2024	$34,101	$37,281	$29,878
4/30/2024	$32,538	$35,700	$28,657
5/31/2024	$34,583	$37,837	$30,078
6/30/2024	$36,465	$40,388	$31,157
7/31/2024	$35,887	$39,701	$31,537
8/31/2024	$36,363	$40,528	$32,302
9/30/2024	$36,935	$41,677	$32,992
10/31/2024	$36,698	$41,539	$32,692
11/30/2024	$38,999	$44,233	$34,611
12/31/2024	$38,673	$44,623	$33,786
1/31/2025	$40,252	$45,506	$34,727
2/28/2025	$38,450	$43,871	$34,274
3/31/2025	$35,254	$40,175	$32,343
4/30/2025	$35,835	$40,887	$32,124
5/31/2025	$38,918	$44,505	$34,146
6/30/2025	$41,583	$47,342	$35,882
7/31/2025	$42,907	$49,129	$36,687
8/31/2025	$42,600	$49,679	$37,431
9/30/2025	$43,696	$52,318	$38,797
10/31/2025	$44,687	$54,218	$39,706
11/30/2025	$43,757	$53,236	$39,803
12/31/2025	$43,405	$52,906	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	12.24%	11.41%	15.81%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,519,506,092
Holdings Count | Holding		72
Advisory Fees Paid, Amount		$ 9,106,032
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,519,506,092 # of Portfolio Holdings72 Total Advisory Fees Paid$9,106,032 Portfolio Turnover Rate59%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Others (each less than 3.0%)	5.3%
Financial	8.4%
Industrial	9.0%
Consumer, Non-Cyclical	9.0%
Communications	23.6%
Technology	45.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the Fund changing from diversified to non-diversified and the addition of a securities lending program for the Fund were added and disclosure regarding small-number of holdings was removed during the reporting period.

  Securities Lending Risk and Non-Diversification Risk were added and Small-Number of Holdings Risk was removed from the Fund during the reporting period.

Material Fund Change Strategies [Text Block]

  Disclosures regarding the Fund changing from diversified to non-diversified and the addition of a securities lending program for the Fund were added and disclosure regarding small-number of holdings was removed during the reporting period.

Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Non-Diversification Risk were added and Small-Number of Holdings Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000226479
Shareholder Report [Line Items]
Fund Name		Hedged Equity Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.86%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the S&P 500 Index) in Seagate Technology contributed to performance, as the company’s share price was driven by strong results, increased guidance, robust data center demand, and successful ramp-up of new technology.

+ An overweight in Howmet Aerospace contributed to performance as the company executed well amid supply chain issues, with strong earnings and market share gains.

+ An overweight in Micron Technology contributed to performance, with record revenue, margin expansion, and strong demand, especially in data center products.

Top detractors from performance:

- An underweight in Palantir Technologies detracted from performance, as the software issuer benefited from strong growth and raised guidance.

- An underweight in GE Aerospace detracted from performance, as the company benefited from aftermarket services outperforming amid manufacturing delays.

- An overweight in ServiceNow detracted from performance as the software company’s stock price declined due to conservative guidance, federal business uncertainty, and negative reaction to acquisitions.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Hedged Equity (Class I)	S&P 500® Index
4/30/2021	$10,000	$10,000
4/30/2021	$10,000	$10,000
5/31/2021	$10,056	$10,070
6/30/2021	$10,154	$10,305
7/31/2021	$10,257	$10,550
8/31/2021	$10,373	$10,870
9/30/2021	$10,128	$10,365
10/31/2021	$10,411	$11,091
11/30/2021	$10,369	$11,014
12/31/2021	$10,537	$11,508
1/31/2022	$10,355	$10,912
2/28/2022	$10,151	$10,586
3/31/2022	$10,096	$10,979
4/30/2022	$9,562	$10,021
5/31/2022	$9,629	$10,040
6/30/2022	$9,552	$9,211
7/31/2022	$9,989	$10,060
8/31/2022	$9,824	$9,650
9/30/2022	$9,095	$8,761
10/31/2022	$9,349	$9,471
11/30/2022	$9,911	$10,000
12/31/2022	$9,700	$9,424
1/31/2023	$10,092	$10,016
2/28/2023	$9,998	$9,771
3/31/2023	$10,350	$10,130
4/30/2023	$10,506	$10,288
5/31/2023	$10,582	$10,333
6/30/2023	$10,956	$11,016
7/31/2023	$11,193	$11,370
8/31/2023	$11,143	$11,189
9/30/2023	$10,636	$10,655
10/31/2023	$10,518	$10,431
11/30/2023	$11,108	$11,384
12/31/2023	$11,221	$11,901
1/31/2024	$11,372	$12,101
2/29/2024	$11,749	$12,747
3/31/2024	$11,863	$13,157
4/30/2024	$11,562	$12,620
5/31/2024	$11,989	$13,246
6/30/2024	$12,416	$13,721
7/31/2024	$12,488	$13,888
8/31/2024	$12,779	$14,225
9/30/2024	$13,048	$14,529
10/31/2024	$13,014	$14,397
11/30/2024	$13,468	$15,242
12/31/2024	$13,227	$14,879
1/31/2025	$13,383	$15,293
2/28/2025	$13,352	$15,093
3/31/2025	$12,579	$14,243
4/30/2025	$12,501	$14,146
5/31/2025	$12,977	$15,037
6/30/2025	$13,236	$15,801
7/31/2025	$13,453	$16,156
8/31/2025	$13,652	$16,484
9/30/2025	$13,834	$17,085
10/31/2025	$13,965	$17,485
11/30/2025	$14,080	$17,528
12/31/2025	$14,168	$17,539

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception April 30, 2021
Class I	7.11%	7.74%
S&P 500® Index	17.88%	12.77%

Performance Inception Date		Apr. 30, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 495,705,100
Holdings Count | Holding		154
Advisory Fees Paid, Amount		$ 2,780,640
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$495,705,100 # of Portfolio Holdings154 Total Advisory Fees Paid$2,780,640 Portfolio Turnover Rate36%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Derivatives	(0.0%)
Others (each less than 3.0%)	6.4%
Industrial	7.8%
Consumer, Cyclical	7.9%
Consumer, Non-Cyclical	12.8%
Financial	14.3%
Communications	15.9%
Technology	33.6%

Material Fund Change [Text Block]
C000226478
Shareholder Report [Line Items]
Fund Name		Hedged Equity Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$68	0.66%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the S&P 500 Index) in Seagate Technology contributed to performance, as the company’s share price was driven by strong results, increased guidance, robust data center demand, and successful ramp-up of new technology.

+ An overweight in Howmet Aerospace contributed to performance as the company executed well amid supply chain issues, with strong earnings and market share gains.

+ An overweight in Micron Technology contributed to performance, with record revenue, margin expansion, and strong demand, especially in data center products.

Top detractors from performance:

- An underweight in Palantir Technologies detracted from performance, as the software issuer benefited from strong growth and raised guidance.

- An underweight in GE Aerospace detracted from performance, as the company benefited from aftermarket services outperforming amid manufacturing delays.

- An overweight in ServiceNow detracted from performance as the software company’s stock price declined due to conservative guidance, federal business uncertainty, and negative reaction to acquisitions.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Hedged Equity (Class P)	S&P 500® Index
4/30/2021	$10,000	$10,000
4/30/2021	$10,000	$10,000
5/31/2021	$10,058	$10,070
6/30/2021	$10,158	$10,305
7/31/2021	$10,262	$10,550
8/31/2021	$10,380	$10,870
9/30/2021	$10,136	$10,365
10/31/2021	$10,422	$11,091
11/30/2021	$10,381	$11,014
12/31/2021	$10,551	$11,508
1/31/2022	$10,371	$10,912
2/28/2022	$10,168	$10,586
3/31/2022	$10,114	$10,979
4/30/2022	$9,581	$10,021
5/31/2022	$9,650	$10,040
6/30/2022	$9,575	$9,211
7/31/2022	$10,014	$10,060
8/31/2022	$9,851	$9,650
9/30/2022	$9,121	$8,761
10/31/2022	$9,377	$9,471
11/30/2022	$9,943	$10,000
12/31/2022	$9,732	$9,424
1/31/2023	$10,127	$10,016
2/28/2023	$10,035	$9,771
3/31/2023	$10,390	$10,130
4/30/2023	$10,548	$10,288
5/31/2023	$10,626	$10,333
6/30/2023	$11,004	$11,016
7/31/2023	$11,244	$11,370
8/31/2023	$11,196	$11,189
9/30/2023	$10,687	$10,655
10/31/2023	$10,571	$10,431
11/30/2023	$11,166	$11,384
12/31/2023	$11,281	$11,901
1/31/2024	$11,435	$12,101
2/29/2024	$11,816	$12,747
3/31/2024	$11,933	$13,157
4/30/2024	$11,632	$12,620
5/31/2024	$12,064	$13,246
6/30/2024	$12,495	$13,721
7/31/2024	$12,569	$13,888
8/31/2024	$12,865	$14,225
9/30/2024	$13,138	$14,529
10/31/2024	$13,105	$14,397
11/30/2024	$13,565	$15,242
12/31/2024	$13,324	$14,879
1/31/2025	$13,484	$15,293
2/28/2025	$13,454	$15,093
3/31/2025	$12,678	$14,243
4/30/2025	$12,602	$14,146
5/31/2025	$13,083	$15,037
6/30/2025	$13,347	$15,801
7/31/2025	$13,568	$16,156
8/31/2025	$13,771	$16,484
9/30/2025	$13,957	$17,085
10/31/2025	$14,091	$17,485
11/30/2025	$14,210	$17,528
12/31/2025	$14,301	$17,539

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception April 30, 2021
Class P	7.33%	7.95%
S&P 500® Index	17.88%	12.77%

Performance Inception Date		Apr. 30, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 495,705,100
Holdings Count | Holding		154
Advisory Fees Paid, Amount		$ 2,780,640
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$495,705,100 # of Portfolio Holdings154 Total Advisory Fees Paid$2,780,640 Portfolio Turnover Rate36%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Derivatives	(0.0%)
Others (each less than 3.0%)	6.4%
Industrial	7.8%
Consumer, Cyclical	7.9%
Consumer, Non-Cyclical	12.8%
Financial	14.3%
Communications	15.9%
Technology	33.6%

Material Fund Change [Text Block]
C000078077
Shareholder Report [Line Items]
Fund Name		Large-Cap Core Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.69%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the S&P 500 Index) allocation in industrial cyclical company Howmet Aerospace contributed to performance as the stock performance was driven by stronger-than-expected earnings and market share gains.

+ An overweight allocation in financial company Wells Fargo contributed to performance as the company was positively influenced by strong financial results and investor optimism around deregulation.

Top detractors from performance:

- An overweight in pharmaceutical company UnitedHealth Group detracted from performance as the company faced stock price declines driven by operational challenges, higher industry costs, leadership changes and regulatory concerns.

- An overweight in Chipotle Mexican Grill detracted from performance as the retail company experienced stock price decline due to competitive pressures and legal challenges.

- An overweight in insurance company Arthur J. Gallagher detracted from performance as the company faced stock price declines driven by lower-than-expected earnings, softer organic revenue growth, and integration risks related an acquisition.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Core (Class I)	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,505	$9,504
2/29/2016	$9,497	$9,491
3/31/2016	$10,105	$10,135
4/30/2016	$10,183	$10,174
5/31/2016	$10,370	$10,357
6/30/2016	$10,470	$10,384
7/31/2016	$10,783	$10,766
8/31/2016	$10,751	$10,782
9/30/2016	$10,722	$10,784
10/31/2016	$10,545	$10,587
11/30/2016	$10,936	$10,979
12/31/2016	$11,183	$11,196
1/31/2017	$11,369	$11,408
2/28/2017	$11,818	$11,861
3/31/2017	$11,845	$11,875
4/30/2017	$11,990	$11,997
5/31/2017	$12,200	$12,166
6/30/2017	$12,258	$12,242
7/31/2017	$12,481	$12,494
8/31/2017	$12,551	$12,532
9/30/2017	$12,824	$12,790
10/31/2017	$12,715	$13,089
11/30/2017	$12,985	$13,490
12/31/2017	$13,093	$13,640
1/31/2018	$13,671	$14,421
2/28/2018	$13,059	$13,890
3/31/2018	$12,678	$13,537
4/30/2018	$12,651	$13,589
5/31/2018	$12,968	$13,916
6/30/2018	$13,090	$14,002
7/31/2018	$13,503	$14,523
8/31/2018	$13,955	$14,996
9/30/2018	$13,999	$15,081
10/31/2018	$13,089	$14,050
11/30/2018	$13,384	$14,337
12/31/2018	$12,079	$13,042
1/31/2019	$13,131	$14,087
2/28/2019	$13,586	$14,540
3/31/2019	$13,836	$14,822
4/30/2019	$14,567	$15,422
5/31/2019	$13,719	$14,442
6/30/2019	$14,651	$15,460
7/31/2019	$14,884	$15,682
8/31/2019	$14,689	$15,434
9/30/2019	$14,780	$15,723
10/31/2019	$15,028	$16,063
11/30/2019	$15,480	$16,646
12/31/2019	$15,960	$17,149
1/31/2020	$15,958	$17,142
2/29/2020	$14,703	$15,731
3/31/2020	$12,697	$13,788
4/30/2020	$14,376	$15,555
5/31/2020	$14,852	$16,296
6/30/2020	$15,056	$16,620
7/31/2020	$16,078	$17,558
8/31/2020	$17,111	$18,820
9/30/2020	$16,485	$18,105
10/31/2020	$16,076	$17,623
11/30/2020	$17,635	$19,552
12/31/2020	$18,184	$20,304
1/31/2021	$18,151	$20,099
2/28/2021	$18,611	$20,653
3/31/2021	$19,632	$21,558
4/30/2021	$20,699	$22,708
5/31/2021	$20,814	$22,867
6/30/2021	$21,133	$23,401
7/31/2021	$21,524	$23,956
8/31/2021	$22,050	$24,685
9/30/2021	$21,129	$23,537
10/31/2021	$22,586	$25,186
11/30/2021	$22,344	$25,011
12/31/2021	$23,233	$26,132
1/31/2022	$21,849	$24,780
2/28/2022	$21,450	$24,038
3/31/2022	$21,818	$24,931
4/30/2022	$19,800	$22,757
5/31/2022	$19,704	$22,798
6/30/2022	$18,164	$20,916
7/31/2022	$19,809	$22,845
8/31/2022	$19,034	$21,913
9/30/2022	$17,364	$19,895
10/31/2022	$18,503	$21,506
11/30/2022	$19,668	$22,708
12/31/2022	$18,443	$21,399
1/31/2023	$19,601	$22,744
2/28/2023	$19,236	$22,189
3/31/2023	$19,837	$23,004
4/30/2023	$20,074	$23,363
5/31/2023	$20,323	$23,464
6/30/2023	$21,528	$25,015
7/31/2023	$22,274	$25,818
8/31/2023	$21,957	$25,407
9/30/2023	$20,901	$24,196
10/31/2023	$20,540	$23,687
11/30/2023	$22,328	$25,850
12/31/2023	$23,434	$27,025
1/31/2024	$23,759	$27,479
2/29/2024	$25,178	$28,946
3/31/2024	$26,052	$29,878
4/30/2024	$24,970	$28,657
5/31/2024	$26,257	$30,078
6/30/2024	$27,168	$31,157
7/31/2024	$27,590	$31,537
8/31/2024	$28,107	$32,302
9/30/2024	$28,731	$32,992
10/31/2024	$28,586	$32,692
11/30/2024	$30,192	$34,611
12/31/2024	$29,049	$33,786
1/31/2025	$29,658	$34,727
2/28/2025	$29,140	$34,274
3/31/2025	$27,391	$32,343
4/30/2025	$27,057	$32,124
5/31/2025	$28,859	$34,146
6/30/2025	$30,472	$35,882
7/31/2025	$31,543	$36,687
8/31/2025	$31,959	$37,431
9/30/2025	$33,072	$38,797
10/31/2025	$33,436	$39,706
11/30/2025	$33,356	$39,803
12/31/2025	$33,242	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.43%	12.82%	12.76%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 2,524,673,166
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 11,545,689
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$2,524,673,166 # of Portfolio Holdings52 Total Advisory Fees Paid$11,545,689 Portfolio Turnover Rate42%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.2%
Others (each less than 3.0%)	2.0%
Utilities	3.4%
Consumer, Cyclical	8.9%
Industrial	9.2%
Consumer, Non-Cyclical	10.3%
Communications	15.5%
Financial	16.9%
Technology	33.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098949
Shareholder Report [Line Items]
Fund Name		Large-Cap Core Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$53	0.49%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the S&P 500 Index) allocation in industrial cyclical company Howmet Aerospace contributed to performance as the stock performance was driven by stronger-than-expected earnings and market share gains.

+ An overweight allocation in financial company Wells Fargo contributed to performance as the company was positively influenced by strong financial results and investor optimism around deregulation.

Top detractors from performance:

- An overweight in pharmaceutical company UnitedHealth Group detracted from performance as the company faced stock price declines driven by operational challenges, higher industry costs, leadership changes and regulatory concerns.

- An overweight in Chipotle Mexican Grill detracted from performance as the retail company experienced stock price decline due to competitive pressures and legal challenges.

- An overweight in insurance company Arthur J. Gallagher detracted from performance as the company faced stock price declines driven by lower-than-expected earnings, softer organic revenue growth, and integration risks related an acquisition.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Core (Class P)	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,507	$9,504
2/29/2016	$9,501	$9,491
3/31/2016	$10,110	$10,135
4/30/2016	$10,190	$10,174
5/31/2016	$10,378	$10,357
6/30/2016	$10,480	$10,384
7/31/2016	$10,796	$10,766
8/31/2016	$10,765	$10,782
9/30/2016	$10,738	$10,784
10/31/2016	$10,563	$10,587
11/30/2016	$10,956	$10,979
12/31/2016	$11,205	$11,196
1/31/2017	$11,394	$11,408
2/28/2017	$11,845	$11,861
3/31/2017	$11,875	$11,875
4/30/2017	$12,022	$11,997
5/31/2017	$12,235	$12,166
6/30/2017	$12,295	$12,242
7/31/2017	$12,520	$12,494
8/31/2017	$12,593	$12,532
9/30/2017	$12,869	$12,790
10/31/2017	$12,762	$13,089
11/30/2017	$13,035	$13,490
12/31/2017	$13,145	$13,640
1/31/2018	$13,728	$14,421
2/28/2018	$13,115	$13,890
3/31/2018	$12,735	$13,537
4/30/2018	$12,710	$13,589
5/31/2018	$13,030	$13,916
6/30/2018	$13,155	$14,002
7/31/2018	$13,572	$14,523
8/31/2018	$14,030	$14,996
9/30/2018	$14,076	$15,081
10/31/2018	$13,163	$14,050
11/30/2018	$13,461	$14,337
12/31/2018	$12,151	$13,042
1/31/2019	$13,211	$14,087
2/28/2019	$13,671	$14,540
3/31/2019	$13,925	$14,822
4/30/2019	$14,663	$15,422
5/31/2019	$13,812	$14,442
6/30/2019	$14,753	$15,460
7/31/2019	$14,990	$15,682
8/31/2019	$14,796	$15,434
9/30/2019	$14,890	$15,723
10/31/2019	$15,143	$16,063
11/30/2019	$15,600	$16,646
12/31/2019	$16,088	$17,149
1/31/2020	$16,088	$17,142
2/29/2020	$14,825	$15,731
3/31/2020	$12,805	$13,788
4/30/2020	$14,500	$15,555
5/31/2020	$14,983	$16,296
6/30/2020	$15,191	$16,620
7/31/2020	$16,225	$17,558
8/31/2020	$17,270	$18,820
9/30/2020	$16,641	$18,105
10/31/2020	$16,231	$17,623
11/30/2020	$17,808	$19,552
12/31/2020	$18,366	$20,304
1/31/2021	$18,335	$20,099
2/28/2021	$18,803	$20,653
3/31/2021	$19,838	$21,558
4/30/2021	$20,919	$22,708
5/31/2021	$21,039	$22,867
6/30/2021	$21,366	$23,401
7/31/2021	$21,764	$23,956
8/31/2021	$22,300	$24,685
9/30/2021	$21,372	$23,537
10/31/2021	$22,849	$25,186
11/30/2021	$22,608	$25,011
12/31/2021	$23,512	$26,132
1/31/2022	$22,115	$24,780
2/28/2022	$21,714	$24,038
3/31/2022	$22,091	$24,931
4/30/2022	$20,051	$22,757
5/31/2022	$19,957	$22,798
6/30/2022	$18,401	$20,916
7/31/2022	$20,071	$22,845
8/31/2022	$19,288	$21,913
9/30/2022	$17,599	$19,895
10/31/2022	$18,756	$21,506
11/30/2022	$19,941	$22,708
12/31/2022	$18,702	$21,399
1/31/2023	$19,879	$22,744
2/28/2023	$19,512	$22,189
3/31/2023	$20,125	$23,004
4/30/2023	$20,369	$23,363
5/31/2023	$20,625	$23,464
6/30/2023	$21,852	$25,015
7/31/2023	$22,613	$25,818
8/31/2023	$22,295	$25,407
9/30/2023	$21,227	$24,196
10/31/2023	$20,863	$23,687
11/30/2023	$22,683	$25,850
12/31/2023	$23,811	$27,025
1/31/2024	$24,145	$27,479
2/29/2024	$25,590	$28,946
3/31/2024	$26,484	$29,878
4/30/2024	$25,388	$28,657
5/31/2024	$26,701	$30,078
6/30/2024	$27,632	$31,157
7/31/2024	$28,066	$31,537
8/31/2024	$28,597	$32,302
9/30/2024	$29,237	$32,992
10/31/2024	$29,094	$32,692
11/30/2024	$30,733	$34,611
12/31/2024	$29,575	$33,786
1/31/2025	$30,200	$34,727
2/28/2025	$29,677	$34,274
3/31/2025	$27,900	$32,343
4/30/2025	$27,565	$32,124
5/31/2025	$29,406	$34,146
6/30/2025	$31,054	$35,882
7/31/2025	$32,151	$36,687
8/31/2025	$32,580	$37,431
9/30/2025	$33,721	$38,797
10/31/2025	$34,098	$39,706
11/30/2025	$34,022	$39,803
12/31/2025	$33,911	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	14.66%	13.05%	12.99%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 2,524,673,166
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 11,545,689
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$2,524,673,166 # of Portfolio Holdings52 Total Advisory Fees Paid$11,545,689 Portfolio Turnover Rate42%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.2%
Others (each less than 3.0%)	2.0%
Utilities	3.4%
Consumer, Cyclical	8.9%
Industrial	9.2%
Consumer, Non-Cyclical	10.3%
Communications	15.5%
Financial	16.9%
Technology	33.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078072
Shareholder Report [Line Items]
Fund Name		Large-Cap Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.87%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Alphabet share price increased during the reporting period as the firm continued to execute its artificial intelligence strategy while producing solid financial results across its other businesses.

+ Energy company GE Vernova, following its split from General Electric, continued to fare well as a stand-alone entity as increasing growth in AI and data centers caused a meaningful surge in demand for electricity.

Top detractors from performance:

- An underweight (relative to its benchmark index, the Russell 1000 Growth Index) in Broadcom was the Fund’s biggest detractor during the reporting period, as strong demand for AI-related chips fueled the semiconductor company’s solid financial results.

- Amazon.com’s Web Services and Retail were both severely discounted by the market at current levels. Its shares were also negatively affected by market uncertainty surrounding tariffs.

- Not holding benchmark component Palantir Technologies hurt relative performance as the software company’s high revenue resulted in solid earnings, with strength across both U.S. commercial and government business segments, reflecting in an increase in share price.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Growth (Class I)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,208	$9,442	$9,504
2/29/2016	$8,982	$9,438	$9,491
3/31/2016	$9,492	$10,074	$10,135
4/30/2016	$9,414	$9,982	$10,174
5/31/2016	$9,764	$10,176	$10,357
6/30/2016	$9,579	$10,136	$10,384
7/31/2016	$10,117	$10,615	$10,766
8/31/2016	$10,171	$10,562	$10,782
9/30/2016	$10,340	$10,600	$10,784
10/31/2016	$10,097	$10,351	$10,587
11/30/2016	$9,980	$10,577	$10,979
12/31/2016	$10,051	$10,708	$11,196
1/31/2017	$10,496	$11,068	$11,408
2/28/2017	$10,939	$11,528	$11,861
3/31/2017	$11,071	$11,662	$11,875
4/30/2017	$11,412	$11,928	$11,997
5/31/2017	$11,733	$12,238	$12,166
6/30/2017	$11,809	$12,206	$12,242
7/31/2017	$12,333	$12,531	$12,494
8/31/2017	$12,475	$12,760	$12,532
9/30/2017	$12,488	$12,926	$12,790
10/31/2017	$13,099	$13,427	$13,089
11/30/2017	$13,363	$13,835	$13,490
12/31/2017	$13,437	$13,943	$13,640
1/31/2018	$14,846	$14,930	$14,421
2/28/2018	$14,537	$14,539	$13,890
3/31/2018	$14,197	$14,140	$13,537
4/30/2018	$14,465	$14,189	$13,589
5/31/2018	$15,060	$14,811	$13,916
6/30/2018	$15,367	$14,954	$14,002
7/31/2018	$15,550	$15,393	$14,523
8/31/2018	$16,193	$16,235	$14,996
9/30/2018	$16,264	$16,325	$15,081
10/31/2018	$14,553	$14,865	$14,050
11/30/2018	$14,965	$15,023	$14,337
12/31/2018	$13,691	$13,732	$13,042
1/31/2019	$15,043	$14,966	$14,087
2/28/2019	$15,556	$15,501	$14,540
3/31/2019	$16,014	$15,943	$14,822
4/30/2019	$16,724	$16,663	$15,422
5/31/2019	$15,910	$15,610	$14,442
6/30/2019	$16,953	$16,682	$15,460
7/31/2019	$17,036	$17,059	$15,682
8/31/2019	$16,908	$16,928	$15,434
9/30/2019	$16,537	$16,930	$15,723
10/31/2019	$16,831	$17,408	$16,063
11/30/2019	$17,706	$18,180	$16,646
12/31/2019	$18,119	$18,729	$17,149
1/31/2020	$18,755	$19,147	$17,142
2/29/2020	$17,767	$17,843	$15,731
3/31/2020	$15,971	$16,088	$13,788
4/30/2020	$18,355	$18,468	$15,555
5/31/2020	$19,792	$19,708	$16,296
6/30/2020	$20,589	$20,567	$16,620
7/31/2020	$21,827	$22,149	$17,558
8/31/2020	$23,734	$24,434	$18,820
9/30/2020	$22,814	$23,285	$18,105
10/31/2020	$22,097	$22,494	$17,623
11/30/2020	$24,076	$24,797	$19,552
12/31/2020	$25,067	$25,938	$20,304
1/31/2021	$24,540	$25,746	$20,099
2/28/2021	$25,040	$25,740	$20,653
3/31/2021	$25,068	$26,182	$21,558
4/30/2021	$26,961	$27,963	$22,708
5/31/2021	$26,595	$27,577	$22,867
6/30/2021	$28,278	$29,307	$23,401
7/31/2021	$29,242	$30,273	$23,956
8/31/2021	$30,194	$31,404	$24,685
9/30/2021	$28,396	$29,646	$23,537
10/31/2021	$30,249	$32,213	$25,186
11/30/2021	$29,821	$32,410	$25,011
12/31/2021	$30,148	$33,096	$26,132
1/31/2022	$26,739	$30,255	$24,780
2/28/2022	$25,388	$28,970	$24,038
3/31/2022	$26,000	$30,103	$24,931
4/30/2022	$22,397	$26,468	$22,757
5/31/2022	$21,901	$25,853	$22,798
6/30/2022	$19,967	$23,805	$20,916
7/31/2022	$22,469	$26,662	$22,845
8/31/2022	$20,807	$25,420	$21,913
9/30/2022	$18,518	$22,949	$19,895
10/31/2022	$19,265	$24,290	$21,506
11/30/2022	$20,386	$25,397	$22,708
12/31/2022	$18,722	$23,453	$21,399
1/31/2023	$20,787	$25,407	$22,744
2/28/2023	$20,306	$25,106	$22,189
3/31/2023	$21,897	$26,822	$23,004
4/30/2023	$21,962	$27,086	$23,363
5/31/2023	$22,986	$28,321	$23,464
6/30/2023	$24,551	$30,258	$25,015
7/31/2023	$25,440	$31,277	$25,818
8/31/2023	$25,289	$30,996	$25,407
9/30/2023	$23,895	$29,310	$24,196
10/31/2023	$23,394	$28,893	$23,687
11/30/2023	$25,923	$32,043	$25,850
12/31/2023	$27,169	$33,462	$27,025
1/31/2024	$28,279	$34,296	$27,479
2/29/2024	$30,789	$36,636	$28,946
3/31/2024	$31,531	$37,281	$29,878
4/30/2024	$30,140	$35,700	$28,657
5/31/2024	$31,833	$37,837	$30,078
6/30/2024	$33,565	$40,388	$31,157
7/31/2024	$32,952	$39,701	$31,537
8/31/2024	$33,962	$40,528	$32,302
9/30/2024	$34,686	$41,677	$32,992
10/31/2024	$34,334	$41,539	$32,692
11/30/2024	$35,901	$44,233	$34,611
12/31/2024	$35,311	$44,623	$33,786
1/31/2025	$36,155	$45,506	$34,727
2/28/2025	$34,960	$43,871	$34,274
3/31/2025	$32,268	$40,175	$32,343
4/30/2025	$32,400	$40,887	$32,124
5/31/2025	$35,165	$44,505	$34,146
6/30/2025	$37,341	$47,342	$35,882
7/31/2025	$38,653	$49,129	$36,687
8/31/2025	$38,934	$49,679	$37,431
9/30/2025	$40,072	$52,318	$38,797
10/31/2025	$41,138	$54,218	$39,706
11/30/2025	$40,637	$53,236	$39,803
12/31/2025	$40,745	$52,906	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.39%	10.20%	15.08%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,248,776,130
Holdings Count | Holding		130
Advisory Fees Paid, Amount		$ 9,204,478
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,248,776,130 # of Portfolio Holdings130 Total Advisory Fees Paid$9,204,478 Portfolio Turnover Rate45%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.4%)
Others (each less than 3.0%)	3.6%
Industrial	6.4%
Financial	6.5%
Consumer, Cyclical	6.6%
Consumer, Non-Cyclical	20.6%
Communications	27.5%
Technology	30.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098945
Shareholder Report [Line Items]
Fund Name		Large-Cap Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.67%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Alphabet share price increased during the reporting period as the firm continued to execute its artificial intelligence strategy while producing solid financial results across its other businesses.

+ Energy company GE Vernova, following its split from General Electric, continued to fare well as a stand-alone entity as increasing growth in AI and data centers caused a meaningful surge in demand for electricity.

Top detractors from performance:

- An underweight (relative to its benchmark index, the Russell 1000 Growth Index) in Broadcom was the Fund’s biggest detractor during the reporting period, as strong demand for AI-related chips fueled the semiconductor company’s solid financial results.

- Amazon.com’s Web Services and Retail were both severely discounted by the market at current levels. Its shares were also negatively affected by market uncertainty surrounding tariffs.

- Not holding benchmark component Palantir Technologies hurt relative performance as the software company’s high revenue resulted in solid earnings, with strength across both U.S. commercial and government business segments, reflecting in an increase in share price.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Growth (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,210	$9,442	$9,504
2/29/2016	$8,985	$9,438	$9,491
3/31/2016	$9,497	$10,074	$10,135
4/30/2016	$9,421	$9,982	$10,174
5/31/2016	$9,772	$10,176	$10,357
6/30/2016	$9,588	$10,136	$10,384
7/31/2016	$10,129	$10,615	$10,766
8/31/2016	$10,185	$10,562	$10,782
9/30/2016	$10,355	$10,600	$10,784
10/31/2016	$10,114	$10,351	$10,587
11/30/2016	$9,998	$10,577	$10,979
12/31/2016	$10,071	$10,708	$11,196
1/31/2017	$10,519	$11,068	$11,408
2/28/2017	$10,964	$11,528	$11,861
3/31/2017	$11,099	$11,662	$11,875
4/30/2017	$11,443	$11,928	$11,997
5/31/2017	$11,766	$12,238	$12,166
6/30/2017	$11,844	$12,206	$12,242
7/31/2017	$12,372	$12,531	$12,494
8/31/2017	$12,516	$12,760	$12,532
9/30/2017	$12,531	$12,926	$12,790
10/31/2017	$13,147	$13,427	$13,089
11/30/2017	$13,414	$13,835	$13,490
12/31/2017	$13,490	$13,943	$13,640
1/31/2018	$14,908	$14,930	$14,421
2/28/2018	$14,600	$14,539	$13,890
3/31/2018	$14,261	$14,140	$13,537
4/30/2018	$14,532	$14,189	$13,589
5/31/2018	$15,133	$14,811	$13,916
6/30/2018	$15,444	$14,954	$14,002
7/31/2018	$15,630	$15,393	$14,523
8/31/2018	$16,279	$16,235	$14,996
9/30/2018	$16,354	$16,325	$15,081
10/31/2018	$14,635	$14,865	$14,050
11/30/2018	$15,052	$15,023	$14,337
12/31/2018	$13,773	$13,732	$13,042
1/31/2019	$15,136	$14,966	$14,087
2/28/2019	$15,654	$15,501	$14,540
3/31/2019	$16,118	$15,943	$14,822
4/30/2019	$16,836	$16,663	$15,422
5/31/2019	$16,018	$15,610	$14,442
6/30/2019	$17,071	$16,682	$15,460
7/31/2019	$17,158	$17,059	$15,682
8/31/2019	$17,032	$16,928	$15,434
9/30/2019	$16,661	$16,930	$15,723
10/31/2019	$16,960	$17,408	$16,063
11/30/2019	$17,845	$18,180	$16,646
12/31/2019	$18,264	$18,729	$17,149
1/31/2020	$18,909	$19,147	$17,142
2/29/2020	$17,915	$17,843	$15,731
3/31/2020	$16,107	$16,088	$13,788
4/30/2020	$18,514	$18,468	$15,555
5/31/2020	$19,967	$19,708	$16,296
6/30/2020	$20,774	$20,567	$16,620
7/31/2020	$22,027	$22,149	$17,558
8/31/2020	$23,956	$24,434	$18,820
9/30/2020	$23,031	$23,285	$18,105
10/31/2020	$22,311	$22,494	$17,623
11/30/2020	$24,313	$24,797	$19,552
12/31/2020	$25,318	$25,938	$20,304
1/31/2021	$24,790	$25,746	$20,099
2/28/2021	$25,299	$25,740	$20,653
3/31/2021	$25,332	$26,182	$21,558
4/30/2021	$27,249	$27,963	$22,708
5/31/2021	$26,884	$27,577	$22,867
6/30/2021	$28,590	$29,307	$23,401
7/31/2021	$29,569	$30,273	$23,956
8/31/2021	$30,537	$31,404	$24,685
9/30/2021	$28,724	$29,646	$23,537
10/31/2021	$30,603	$32,213	$25,186
11/30/2021	$30,175	$32,410	$25,011
12/31/2021	$30,511	$33,096	$26,132
1/31/2022	$27,066	$30,255	$24,780
2/28/2022	$25,703	$28,970	$24,038
3/31/2022	$26,326	$30,103	$24,931
4/30/2022	$22,682	$26,468	$22,757
5/31/2022	$22,183	$25,853	$22,798
6/30/2022	$20,227	$23,805	$20,916
7/31/2022	$22,767	$26,662	$22,845
8/31/2022	$21,086	$25,420	$21,913
9/30/2022	$18,769	$22,949	$19,895
10/31/2022	$19,530	$24,290	$21,506
11/30/2022	$20,670	$25,397	$22,708
12/31/2022	$18,986	$23,453	$21,399
1/31/2023	$21,083	$25,407	$22,744
2/28/2023	$20,599	$25,106	$22,189
3/31/2023	$22,216	$26,822	$23,004
4/30/2023	$22,286	$27,086	$23,363
5/31/2023	$23,329	$28,321	$23,464
6/30/2023	$24,921	$30,258	$25,015
7/31/2023	$25,828	$31,277	$25,818
8/31/2023	$25,679	$30,996	$25,407
9/30/2023	$24,268	$29,310	$24,196
10/31/2023	$23,763	$28,893	$23,687
11/30/2023	$26,336	$32,043	$25,850
12/31/2023	$27,606	$33,462	$27,025
1/31/2024	$28,740	$34,296	$27,479
2/29/2024	$31,295	$36,636	$28,946
3/31/2024	$32,054	$37,281	$29,878
4/30/2024	$30,646	$35,700	$28,657
5/31/2024	$32,372	$37,837	$30,078
6/30/2024	$34,139	$40,388	$31,157
7/31/2024	$33,522	$39,701	$31,537
8/31/2024	$34,554	$40,528	$32,302
9/30/2024	$35,297	$41,677	$32,992
10/31/2024	$34,945	$41,539	$32,692
11/30/2024	$36,545	$44,233	$34,611
12/31/2024	$35,951	$44,623	$33,786
1/31/2025	$36,817	$45,506	$34,727
2/28/2025	$35,605	$43,871	$34,274
3/31/2025	$32,870	$40,175	$32,343
4/30/2025	$33,009	$40,887	$32,124
5/31/2025	$35,832	$44,505	$34,146
6/30/2025	$38,056	$47,342	$35,882
7/31/2025	$39,400	$49,129	$36,687
8/31/2025	$39,693	$49,679	$37,431
9/30/2025	$40,859	$52,318	$38,797
10/31/2025	$41,954	$54,218	$39,706
11/30/2025	$41,450	$53,236	$39,803
12/31/2025	$41,567	$52,906	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	15.62%	10.42%	15.31%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,248,776,130
Holdings Count | Holding		130
Advisory Fees Paid, Amount		$ 9,204,478
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,248,776,130 # of Portfolio Holdings130 Total Advisory Fees Paid$9,204,478 Portfolio Turnover Rate45%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.4%)
Others (each less than 3.0%)	3.6%
Industrial	6.4%
Financial	6.5%
Consumer, Cyclical	6.6%
Consumer, Non-Cyclical	20.6%
Communications	27.5%
Technology	30.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000253932
Shareholder Report [Line Items]
Fund Name		Large-Cap Plus Bond Alpha Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.66%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the S&P 500 Index through a total return swap contributed to performance.

+ An overweight to growth stocks relative to the benchmark index contributed to performance.

+ An underweight to the value stocks relative to the benchmark index contributed to performance.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Plus Bond Alpha (Class I)	S&P 500® Index
10/31/2024	$10,000	$10,000
10/31/2024	$10,000	$9,815
11/30/2024	$10,580	$10,391
12/31/2024	$10,298	$10,143
1/31/2025	$10,581	$10,426
2/28/2025	$10,443	$10,289
3/31/2025	$9,774	$9,710
4/30/2025	$9,738	$9,644
5/31/2025	$10,404	$10,251
6/30/2025	$10,971	$10,772
7/31/2025	$11,237	$11,014
8/31/2025	$11,449	$11,237
9/30/2025	$11,906	$11,647
10/31/2025	$12,185	$11,920
11/30/2025	$12,180	$11,949
12/31/2025	$12,183	$11,957

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 31, 2024
Class I	18.31%	18.39%
S&P 500® Index	17.88%	16.50%

Performance Inception Date		Oct. 31, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 884,520,025
Holdings Count | Holding		415
Advisory Fees Paid, Amount		$ 3,309,863
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$884,520,025 # of Portfolio Holdings415 Total Advisory Fees Paid$3,309,863 Portfolio Turnover Rate18%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Derivatives	0.2%
Others (each less than 3.0%)	1.8%
Mortgage-Backed Securities	3.5%
U.S. Treasury Obligations	9.6%
Short-Term Investments	15.9%
Asset-Backed Securities	19.1%
Corporate Bonds & Notes	48.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000253931
Shareholder Report [Line Items]
Fund Name		Large-Cap Plus Bond Alpha Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$50	0.46%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the S&P 500 Index through a total return swap contributed to performance.

+ An overweight to growth stocks relative to the benchmark index contributed to performance.

+ An underweight to the value stocks relative to the benchmark index contributed to performance.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Plus Bond Alpha (Class P)	S&P 500® Index
10/31/2024	$10,000	$10,000
10/31/2024	$10,000	$9,815
11/30/2024	$10,581	$10,391
12/31/2024	$10,301	$10,143
1/31/2025	$10,586	$10,426
2/28/2025	$10,450	$10,289
3/31/2025	$9,782	$9,710
4/30/2025	$9,748	$9,644
5/31/2025	$10,416	$10,251
6/30/2025	$10,986	$10,772
7/31/2025	$11,254	$11,014
8/31/2025	$11,467	$11,237
9/30/2025	$11,928	$11,647
10/31/2025	$12,209	$11,920
11/30/2025	$12,206	$11,949
12/31/2025	$12,211	$11,957

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 31, 2024
Class P	18.54%	18.62%
S&P 500® Index	17.88%	16.50%

Performance Inception Date		Oct. 31, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 884,520,025
Holdings Count | Holding		415
Advisory Fees Paid, Amount		$ 3,309,863
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$884,520,025 # of Portfolio Holdings415 Total Advisory Fees Paid$3,309,863 Portfolio Turnover Rate18%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Derivatives	0.2%
Others (each less than 3.0%)	1.8%
Mortgage-Backed Securities	3.5%
U.S. Treasury Obligations	9.6%
Short-Term Investments	15.9%
Asset-Backed Securities	19.1%
Corporate Bonds & Notes	48.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078083
Shareholder Report [Line Items]
Fund Name		Large-Cap Value Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.87%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the financials sector contributed to performance, with the stock of JPMorgan Chase benefiting from disciplined execution, a resilient consumer, reduced tariff fears and increasing capital markets activity.

+ A decline in policy uncertainty, improved earnings and attractive valuations in the health care sector helped the Fund’s holdings in this sector which included CVS Health, McKesson and Johnson & Johnson.

+ An underweight (relative to its benchmark index, the Russell 1000 Value Index) to the consumer staples sector was beneficial.

Top detractors from performance:

- In the energy sector, Venture Global, a liquefied natural gas exporter, negatively impacted the Fund as the issuer failed to garner investor enthusiasm following its initial public offering and its inaugural earnings report disappointed.

- In the materials sector, Air Products and Chemicals detracted as shares were lower on concerns over tariffs and their effects on hoped-for volume growth.

- In the utilities sector, Edison International shares fell as California wildfires raised concerns about potential liabilities.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Value (Class I)	Russell 1000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,474	$9,483	$9,504
2/29/2016	$9,485	$9,481	$9,491
3/31/2016	$10,128	$10,164	$10,135
4/30/2016	$10,398	$10,377	$10,174
5/31/2016	$10,339	$10,539	$10,357
6/30/2016	$10,299	$10,630	$10,384
7/31/2016	$10,541	$10,938	$10,766
8/31/2016	$10,564	$11,023	$10,782
9/30/2016	$10,523	$11,000	$10,784
10/31/2016	$10,449	$10,829	$10,587
11/30/2016	$11,093	$11,448	$10,979
12/31/2016	$11,287	$11,734	$11,196
1/31/2017	$11,474	$11,818	$11,408
2/28/2017	$11,815	$12,242	$11,861
3/31/2017	$11,741	$12,118	$11,875
4/30/2017	$11,762	$12,095	$11,997
5/31/2017	$11,761	$12,083	$12,166
6/30/2017	$12,023	$12,281	$12,242
7/31/2017	$12,219	$12,444	$12,494
8/31/2017	$11,988	$12,299	$12,532
9/30/2017	$12,293	$12,663	$12,790
10/31/2017	$12,319	$12,755	$13,089
11/30/2017	$12,664	$13,146	$13,490
12/31/2017	$12,861	$13,337	$13,640
1/31/2018	$13,548	$13,853	$14,421
2/28/2018	$12,856	$13,192	$13,890
3/31/2018	$12,451	$12,960	$13,537
4/30/2018	$12,446	$13,002	$13,589
5/31/2018	$12,400	$13,080	$13,916
6/30/2018	$12,606	$13,112	$14,002
7/31/2018	$13,050	$13,631	$14,523
8/31/2018	$13,179	$13,832	$14,996
9/30/2018	$13,227	$13,860	$15,081
10/31/2018	$12,559	$13,142	$14,050
11/30/2018	$13,006	$13,534	$14,337
12/31/2018	$11,659	$12,235	$13,042
1/31/2019	$12,591	$13,187	$14,087
2/28/2019	$13,075	$13,608	$14,540
3/31/2019	$13,100	$13,695	$14,822
4/30/2019	$13,631	$14,181	$15,422
5/31/2019	$12,973	$13,269	$14,442
6/30/2019	$13,797	$14,221	$15,460
7/31/2019	$13,950	$14,339	$15,682
8/31/2019	$13,653	$13,918	$15,434
9/30/2019	$13,927	$14,414	$15,723
10/31/2019	$14,109	$14,616	$16,063
11/30/2019	$14,612	$15,068	$16,646
12/31/2019	$14,977	$15,482	$17,149
1/31/2020	$14,616	$15,149	$17,142
2/29/2020	$13,353	$13,682	$15,731
3/31/2020	$11,384	$11,344	$13,788
4/30/2020	$12,547	$12,619	$15,555
5/31/2020	$13,048	$13,051	$16,296
6/30/2020	$13,105	$12,965	$16,620
7/31/2020	$13,692	$13,477	$17,558
8/31/2020	$14,343	$14,035	$18,820
9/30/2020	$13,962	$13,690	$18,105
10/31/2020	$13,661	$13,510	$17,623
11/30/2020	$15,470	$15,327	$19,552
12/31/2020	$15,856	$15,915	$20,304
1/31/2021	$15,445	$15,769	$20,099
2/28/2021	$16,291	$16,722	$20,653
3/31/2021	$17,368	$17,706	$21,558
4/30/2021	$18,319	$18,414	$22,708
5/31/2021	$18,801	$18,844	$22,867
6/30/2021	$18,692	$18,628	$23,401
7/31/2021	$18,871	$18,777	$23,956
8/31/2021	$19,299	$19,150	$24,685
9/30/2021	$18,541	$18,483	$23,537
10/31/2021	$19,586	$19,422	$25,186
11/30/2021	$18,893	$18,737	$25,011
12/31/2021	$19,997	$19,919	$26,132
1/31/2022	$19,566	$19,455	$24,780
2/28/2022	$19,206	$19,229	$24,038
3/31/2022	$19,660	$19,772	$24,931
4/30/2022	$18,325	$18,657	$22,757
5/31/2022	$18,757	$19,020	$22,798
6/30/2022	$17,101	$17,358	$20,916
7/31/2022	$18,198	$18,509	$22,845
8/31/2022	$17,927	$17,957	$21,913
9/30/2022	$16,310	$16,383	$19,895
10/31/2022	$18,338	$18,063	$21,506
11/30/2022	$19,420	$19,191	$22,708
12/31/2022	$18,672	$18,418	$21,399
1/31/2023	$19,291	$19,372	$22,744
2/28/2023	$18,741	$18,689	$22,189
3/31/2023	$18,718	$18,603	$23,004
4/30/2023	$19,022	$18,883	$23,363
5/31/2023	$18,442	$18,155	$23,464
6/30/2023	$19,721	$19,361	$25,015
7/31/2023	$20,476	$20,042	$25,818
8/31/2023	$20,058	$19,501	$25,407
9/30/2023	$19,418	$18,748	$24,196
10/31/2023	$19,221	$18,087	$23,687
11/30/2023	$20,640	$19,451	$25,850
12/31/2023	$21,456	$20,529	$27,025
1/31/2024	$21,331	$20,550	$27,479
2/29/2024	$21,971	$21,308	$28,946
3/31/2024	$22,933	$22,373	$29,878
4/30/2024	$21,879	$21,418	$28,657
5/31/2024	$22,354	$22,097	$30,078
6/30/2024	$22,228	$21,889	$31,157
7/31/2024	$22,985	$23,008	$31,537
8/31/2024	$23,281	$23,625	$32,302
9/30/2024	$23,445	$23,953	$32,992
10/31/2024	$23,304	$23,689	$32,692
11/30/2024	$24,995	$25,202	$34,611
12/31/2024	$23,166	$23,478	$33,786
1/31/2025	$24,083	$24,565	$34,727
2/28/2025	$23,938	$24,665	$34,274
3/31/2025	$23,243	$23,980	$32,343
4/30/2025	$22,335	$23,249	$32,124
5/31/2025	$23,000	$24,065	$34,146
6/30/2025	$23,624	$24,888	$35,882
7/31/2025	$23,722	$25,031	$36,687
8/31/2025	$24,640	$25,829	$37,431
9/30/2025	$24,950	$26,215	$38,797
10/31/2025	$25,015	$26,330	$39,706
11/30/2025	$25,464	$27,030	$39,803
12/31/2025	$25,476	$27,213	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.97%	9.95%	9.80%
Russell 1000® Value Index (Benchmark)	15.91%	11.33%	10.53%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 727,374,972
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 5,152,323
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$727,374,972 # of Portfolio Holdings58 Total Advisory Fees Paid$5,152,323 Portfolio Turnover Rate18%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(3.1%)
Securities Lending Collateral	3.2%
Consumer, Cyclical	3.6%
Utilities	4.1%
Basic Materials	5.5%
Energy	6.7%
Technology	9.3%
Communications	9.6%
Industrial	15.5%
Consumer, Non-Cyclical	19.9%
Financial	25.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098955
Shareholder Report [Line Items]
Fund Name		Large-Cap Value Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$70	0.67%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the financials sector contributed to performance, with the stock of JPMorgan Chase benefiting from disciplined execution, a resilient consumer, reduced tariff fears and increasing capital markets activity.

+ A decline in policy uncertainty, improved earnings and attractive valuations in the health care sector helped the Fund’s holdings in this sector which included CVS Health, McKesson and Johnson & Johnson.

+ An underweight (relative to its benchmark index, the Russell 1000 Value Index) to the consumer staples sector was beneficial.

Top detractors from performance:

- In the energy sector, Venture Global, a liquefied natural gas exporter, negatively impacted the Fund as the issuer failed to garner investor enthusiasm following its initial public offering and its inaugural earnings report disappointed.

- In the materials sector, Air Products and Chemicals detracted as shares were lower on concerns over tariffs and their effects on hoped-for volume growth.

- In the utilities sector, Edison International shares fell as California wildfires raised concerns about potential liabilities.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Large-Cap Value (Class P)	Russell 1000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,476	$9,483	$9,504
2/29/2016	$9,489	$9,481	$9,491
3/31/2016	$10,133	$10,164	$10,135
4/30/2016	$10,405	$10,377	$10,174
5/31/2016	$10,348	$10,539	$10,357
6/30/2016	$10,309	$10,630	$10,384
7/31/2016	$10,553	$10,938	$10,766
8/31/2016	$10,579	$11,023	$10,782
9/30/2016	$10,539	$11,000	$10,784
10/31/2016	$10,466	$10,829	$10,587
11/30/2016	$11,113	$11,448	$10,979
12/31/2016	$11,309	$11,734	$11,196
1/31/2017	$11,499	$11,818	$11,408
2/28/2017	$11,842	$12,242	$11,861
3/31/2017	$11,771	$12,118	$11,875
4/30/2017	$11,794	$12,095	$11,997
5/31/2017	$11,794	$12,083	$12,166
6/30/2017	$12,059	$12,281	$12,242
7/31/2017	$12,257	$12,444	$12,494
8/31/2017	$12,028	$12,299	$12,532
9/30/2017	$12,336	$12,663	$12,790
10/31/2017	$12,364	$12,755	$13,089
11/30/2017	$12,713	$13,146	$13,490
12/31/2017	$12,912	$13,337	$13,640
1/31/2018	$13,605	$13,853	$14,421
2/28/2018	$12,911	$13,192	$13,890
3/31/2018	$12,507	$12,960	$13,537
4/30/2018	$12,504	$13,002	$13,589
5/31/2018	$12,460	$13,080	$13,916
6/30/2018	$12,669	$13,112	$14,002
7/31/2018	$13,118	$13,631	$14,523
8/31/2018	$13,249	$13,832	$14,996
9/30/2018	$13,300	$13,860	$15,081
10/31/2018	$12,630	$13,142	$14,050
11/30/2018	$13,082	$13,534	$14,337
12/31/2018	$11,729	$12,235	$13,042
1/31/2019	$12,669	$13,187	$14,087
2/28/2019	$13,158	$13,608	$14,540
3/31/2019	$13,186	$13,695	$14,822
4/30/2019	$13,722	$14,181	$15,422
5/31/2019	$13,061	$13,269	$14,442
6/30/2019	$13,894	$14,221	$15,460
7/31/2019	$14,050	$14,339	$15,682
8/31/2019	$13,754	$13,918	$15,434
9/30/2019	$14,032	$14,414	$15,723
10/31/2019	$14,218	$14,616	$16,063
11/30/2019	$14,726	$15,068	$16,646
12/31/2019	$15,097	$15,482	$17,149
1/31/2020	$14,736	$15,149	$17,142
2/29/2020	$13,464	$13,682	$15,731
3/31/2020	$11,481	$11,344	$13,788
4/30/2020	$12,656	$12,619	$15,555
5/31/2020	$13,164	$13,051	$16,296
6/30/2020	$13,224	$12,965	$16,620
7/31/2020	$13,818	$13,477	$17,558
8/31/2020	$14,478	$14,035	$18,820
9/30/2020	$14,095	$13,690	$18,105
10/31/2020	$13,793	$13,510	$17,623
11/30/2020	$15,623	$15,327	$19,552
12/31/2020	$16,015	$15,915	$20,304
1/31/2021	$15,603	$15,769	$20,099
2/28/2021	$16,459	$16,722	$20,653
3/31/2021	$17,551	$17,706	$21,558
4/30/2021	$18,515	$18,414	$22,708
5/31/2021	$19,005	$18,844	$22,867
6/30/2021	$18,899	$18,628	$23,401
7/31/2021	$19,083	$18,777	$23,956
8/31/2021	$19,519	$19,150	$24,685
9/30/2021	$18,755	$18,483	$23,537
10/31/2021	$19,816	$19,422	$25,186
11/30/2021	$19,117	$18,737	$25,011
12/31/2021	$20,239	$19,919	$26,132
1/31/2022	$19,806	$19,455	$24,780
2/28/2022	$19,444	$19,229	$24,038
3/31/2022	$19,907	$19,772	$24,931
4/30/2022	$18,558	$18,657	$22,757
5/31/2022	$18,998	$19,020	$22,798
6/30/2022	$17,324	$17,358	$20,916
7/31/2022	$18,439	$18,509	$22,845
8/31/2022	$18,167	$17,957	$21,913
9/30/2022	$16,532	$16,383	$19,895
10/31/2022	$18,590	$18,063	$21,506
11/30/2022	$19,690	$19,191	$22,708
12/31/2022	$18,935	$18,418	$21,399
1/31/2023	$19,566	$19,372	$22,744
2/28/2023	$19,011	$18,689	$22,189
3/31/2023	$18,991	$18,603	$23,004
4/30/2023	$19,303	$18,883	$23,363
5/31/2023	$18,717	$18,155	$23,464
6/30/2023	$20,019	$19,361	$25,015
7/31/2023	$20,788	$20,042	$25,818
8/31/2023	$20,368	$19,501	$25,407
9/30/2023	$19,721	$18,748	$24,196
10/31/2023	$19,524	$18,087	$23,687
11/30/2023	$20,969	$19,451	$25,850
12/31/2023	$21,802	$20,529	$27,025
1/31/2024	$21,679	$20,550	$27,479
2/29/2024	$22,333	$21,308	$28,946
3/31/2024	$23,314	$22,373	$29,878
4/30/2024	$22,246	$21,418	$28,657
5/31/2024	$22,733	$22,097	$30,078
6/30/2024	$22,609	$21,889	$31,157
7/31/2024	$23,382	$23,008	$31,537
8/31/2024	$23,687	$23,625	$32,302
9/30/2024	$23,858	$23,953	$32,992
10/31/2024	$23,719	$23,689	$32,692
11/30/2024	$25,444	$25,202	$34,611
12/31/2024	$23,586	$23,478	$33,786
1/31/2025	$24,524	$24,565	$34,727
2/28/2025	$24,381	$24,665	$34,274
3/31/2025	$23,677	$23,980	$32,343
4/30/2025	$22,756	$23,249	$32,124
5/31/2025	$23,437	$24,065	$34,146
6/30/2025	$24,076	$24,888	$35,882
7/31/2025	$24,181	$25,031	$36,687
8/31/2025	$25,120	$25,829	$37,431
9/30/2025	$25,440	$26,215	$38,797
10/31/2025	$25,511	$26,330	$39,706
11/30/2025	$25,974	$27,030	$39,803
12/31/2025	$25,990	$27,213	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	10.19%	10.17%	10.02%
Russell 1000® Value Index (Benchmark)	15.91%	11.33%	10.53%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 727,374,972
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 5,152,323
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$727,374,972 # of Portfolio Holdings58 Total Advisory Fees Paid$5,152,323 Portfolio Turnover Rate18%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(3.1%)
Securities Lending Collateral	3.2%
Consumer, Cyclical	3.6%
Utilities	4.1%
Basic Materials	5.5%
Energy	6.7%
Technology	9.3%
Communications	9.6%
Industrial	15.5%
Consumer, Non-Cyclical	19.9%
Financial	25.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078086
Shareholder Report [Line Items]
Fund Name		Mid-Cap Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.90%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Federated MDTA LLC ("Federated") assumed management of the Fund from Delaware Investments Fund Advisers ("DIFA") on May 1, 2025. The following are discussions from each sub-adviser for the period it managed the Fund.

Federated

Top contributors to performance:

+ Strong stock selection among companies with improving earnings to price.

+ Stock selection in the consumer discretionary, information technology and energy sectors.

+ Overweights (relative to its benchmark index, the Russell Midcap Growth Index) in Five Below, Lumentum Holdings, and Viking Holdings.

Top detractors from performance:

- An underweight and stock selection to companies that relied heavily on raising debt and issuing new shares.

- Stock selection in the health care, industrials and consumer staples sectors.

- An overweight position in Paycom Software.

DIFA

Top contributors to performance:

+ An overweight (relative to its benchmark index, the Russell Midcap Growth Index) to the industrial and real estate sectors added to relative performance.

Top detractors from performance:

- Stock selection was the overall driving factor in underperformance, particularly in the information technology sector.

- A lack of exposure to Palantir Technology led to underperformance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Mid-Cap Growth (Class I)	Russell MidCap® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,015	$9,243	$9,504
2/29/2016	$9,182	$9,388	$9,491
3/31/2016	$9,934	$10,058	$10,135
4/30/2016	$10,110	$10,052	$10,174
5/31/2016	$10,272	$10,217	$10,357
6/30/2016	$10,206	$10,215	$10,384
7/31/2016	$10,727	$10,721	$10,766
8/31/2016	$10,765	$10,689	$10,782
9/30/2016	$10,648	$10,684	$10,784
10/31/2016	$10,137	$10,250	$10,587
11/30/2016	$10,645	$10,696	$10,979
12/31/2016	$10,627	$10,733	$11,196
1/31/2017	$10,987	$11,091	$11,408
2/28/2017	$11,253	$11,410	$11,861
3/31/2017	$11,335	$11,473	$11,875
4/30/2017	$11,615	$11,643	$11,997
5/31/2017	$11,753	$11,921	$12,166
6/30/2017	$12,006	$11,956	$12,242
7/31/2017	$12,162	$12,156	$12,494
8/31/2017	$12,313	$12,242	$12,532
9/30/2017	$12,637	$12,588	$12,790
10/31/2017	$12,953	$12,940	$13,089
11/30/2017	$13,468	$13,373	$13,490
12/31/2017	$13,549	$13,445	$13,640
1/31/2018	$14,413	$14,206	$14,421
2/28/2018	$14,171	$13,760	$13,890
3/31/2018	$14,189	$13,737	$13,537
4/30/2018	$14,244	$13,607	$13,589
5/31/2018	$14,942	$14,116	$13,916
6/30/2018	$15,093	$14,171	$14,002
7/31/2018	$15,392	$14,475	$14,523
8/31/2018	$16,409	$15,309	$14,996
9/30/2018	$16,417	$15,244	$15,081
10/31/2018	$14,612	$13,735	$14,050
11/30/2018	$14,990	$14,084	$14,337
12/31/2018	$13,571	$12,806	$13,042
1/31/2019	$15,089	$14,278	$14,087
2/28/2019	$16,225	$15,115	$14,540
3/31/2019	$16,460	$15,319	$14,822
4/30/2019	$17,002	$16,008	$15,422
5/31/2019	$15,874	$15,087	$14,442
6/30/2019	$17,260	$16,146	$15,460
7/31/2019	$17,842	$16,523	$15,682
8/31/2019	$17,251	$16,222	$15,434
9/30/2019	$17,318	$16,038	$15,723
10/31/2019	$17,694	$16,335	$16,063
11/30/2019	$18,491	$17,148	$16,646
12/31/2019	$18,789	$17,348	$17,149
1/31/2020	$18,903	$17,511	$17,142
2/29/2020	$17,834	$16,303	$15,731
3/31/2020	$15,373	$13,872	$13,788
4/30/2020	$18,106	$16,044	$15,555
5/31/2020	$20,339	$17,656	$16,296
6/30/2020	$21,132	$18,070	$16,620
7/31/2020	$23,219	$19,513	$17,558
8/31/2020	$23,937	$20,044	$18,820
9/30/2020	$23,451	$19,763	$18,105
10/31/2020	$23,348	$19,788	$17,623
11/30/2020	$26,663	$22,445	$19,552
12/31/2020	$28,209	$23,522	$20,304
1/31/2021	$28,520	$23,444	$20,099
2/28/2021	$29,184	$23,844	$20,653
3/31/2021	$28,758	$23,389	$21,558
4/30/2021	$30,375	$24,703	$22,708
5/31/2021	$29,928	$24,326	$22,867
6/30/2021	$31,417	$25,979	$23,401
7/31/2021	$32,512	$26,246	$23,956
8/31/2021	$32,857	$27,094	$24,685
9/30/2021	$31,423	$25,781	$23,537
10/31/2021	$33,237	$27,589	$25,186
11/30/2021	$31,963	$26,423	$25,011
12/31/2021	$32,911	$26,516	$26,132
1/31/2022	$28,183	$23,094	$24,780
2/28/2022	$27,681	$22,814	$24,038
3/31/2022	$28,259	$23,180	$24,931
4/30/2022	$24,982	$20,570	$22,757
5/31/2022	$24,305	$19,774	$22,798
6/30/2022	$22,071	$18,296	$20,916
7/31/2022	$24,914	$20,535	$22,845
8/31/2022	$23,651	$19,862	$21,913
9/30/2022	$21,503	$18,176	$19,895
10/31/2022	$22,676	$19,605	$21,506
11/30/2022	$24,182	$20,671	$22,708
12/31/2022	$22,799	$19,431	$21,399
1/31/2023	$25,183	$21,126	$22,744
2/28/2023	$24,893	$20,918	$22,189
3/31/2023	$25,305	$21,206	$23,004
4/30/2023	$24,548	$20,899	$23,363
5/31/2023	$24,622	$20,912	$23,464
6/30/2023	$26,894	$22,528	$25,015
7/31/2023	$27,435	$23,210	$25,818
8/31/2023	$25,703	$22,444	$25,407
9/30/2023	$23,892	$21,351	$24,196
10/31/2023	$22,299	$20,262	$23,687
11/30/2023	$24,824	$22,733	$25,850
12/31/2023	$27,272	$24,457	$27,025
1/31/2024	$26,625	$24,325	$27,479
2/29/2024	$28,495	$26,154	$28,946
3/31/2024	$29,201	$26,779	$29,878
4/30/2024	$27,340	$25,224	$28,657
5/31/2024	$27,820	$25,493	$30,078
6/30/2024	$27,531	$25,919	$31,157
7/31/2024	$27,718	$26,076	$31,537
8/31/2024	$28,074	$26,724	$32,302
9/30/2024	$29,088	$27,614	$32,992
10/31/2024	$28,124	$28,097	$32,692
11/30/2024	$30,140	$31,842	$34,611
12/31/2024	$27,947	$29,863	$33,786
1/31/2025	$29,226	$31,768	$34,727
2/28/2025	$27,622	$29,958	$34,274
3/31/2025	$25,566	$27,736	$32,343
4/30/2025	$25,226	$28,668	$32,124
5/31/2025	$27,955	$31,416	$34,146
6/30/2025	$29,030	$32,785	$35,882
7/31/2025	$29,360	$33,451	$36,687
8/31/2025	$29,391	$33,785	$37,431
9/30/2025	$29,499	$33,696	$38,797
10/31/2025	$29,588	$33,602	$39,706
11/30/2025	$28,796	$32,889	$39,803
12/31/2025	$28,568	$32,448	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.22%	0.25%	11.07%
Russell MidCap® Growth Index (Benchmark)	8.66%	6.65%	12.49%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 849,377,022
Holdings Count | Holding		125
Advisory Fees Paid, Amount		$ 6,433,933
InvestmentCompanyPortfolioTurnover		165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$849,377,022 # of Portfolio Holdings125 Total Advisory Fees Paid$6,433,933 Portfolio Turnover Rate165%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.4%)
Others (each less than 3.0%)	5.7%
Communications	8.2%
Financial	9.8%
Industrial	14.3%
Consumer, Non-Cyclical	18.3%
Consumer, Cyclical	21.3%
Technology	22.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2025, the investment adviser increased the management fee waiver from 0.025% to 0.05% through April 30, 2026.

  Disclosures regarding the addition of a securities lending program and amending the definition of mid-cap companies were added, and disclosure regarding the Fund principally investing in holdings in the Consumer Non-Cyclical sector were removed, during the reporting period.

  Securities Lending Risk and Quantitative Modeling Risk were added and Consumer Non-Cyclical Risk was removed from the Fund during the reporting period.

  Effective on May 1, 2025, Federated MDTA LLC began managing the Fund.

Material Fund Change Expenses [Text Block]		Effective May 1, 2025, the investment adviser increased the management fee waiver from 0.025% to 0.05% through April 30, 2026.
Material Fund Change Strategies [Text Block]

  Disclosures regarding the addition of a securities lending program and amending the definition of mid-cap companies were added, and disclosure regarding the Fund principally investing in holdings in the Consumer Non-Cyclical sector were removed, during the reporting period.

Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Quantitative Modeling Risk were added and Consumer Non-Cyclical Risk was removed from the Fund during the reporting period.
Material Fund Change Adviser [Text Block]		Effective on May 1, 2025, Federated MDTA LLC began managing the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098958
Shareholder Report [Line Items]
Fund Name		Mid-Cap Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$71	0.70%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Federated MDTA LLC ("Federated") assumed management of the Fund from Delaware Investments Fund Advisers ("DIFA") on May 1, 2025. The following are discussions from each sub-adviser for the period it managed the Fund.

Federated

Top contributors to performance:

+ Strong stock selection among companies with improving earnings to price.

+ Stock selection in the consumer discretionary, information technology and energy sectors.

+ Overweights (relative to its benchmark index, the Russell Midcap Growth Index) in Five Below, Lumentum Holdings, and Viking Holdings.

Top detractors from performance:

- An underweight and stock selection to companies that relied heavily on raising debt and issuing new shares.

- Stock selection in the health care, industrials and consumer staples sectors.

- An overweight position in Paycom Software.

DIFA

Top contributors to performance:

+ An overweight (relative to its benchmark index, the Russell Midcap Growth Index) to the industrial and real estate sectors added to relative performance.

Top detractors from performance:

- Stock selection was the overall driving factor in underperformance, particularly in the information technology sector.

- A lack of exposure to Palantir Technology led to underperformance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Mid-Cap Growth (Class P)	Russell MidCap® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,017	$9,243	$9,504
2/29/2016	$9,185	$9,388	$9,491
3/31/2016	$9,939	$10,058	$10,135
4/30/2016	$10,117	$10,052	$10,174
5/31/2016	$10,280	$10,217	$10,357
6/30/2016	$10,216	$10,215	$10,384
7/31/2016	$10,740	$10,721	$10,766
8/31/2016	$10,779	$10,689	$10,782
9/30/2016	$10,664	$10,684	$10,784
10/31/2016	$10,153	$10,250	$10,587
11/30/2016	$10,664	$10,696	$10,979
12/31/2016	$10,648	$10,733	$11,196
1/31/2017	$11,010	$11,091	$11,408
2/28/2017	$11,279	$11,410	$11,861
3/31/2017	$11,363	$11,473	$11,875
4/30/2017	$11,646	$11,643	$11,997
5/31/2017	$11,786	$11,921	$12,166
6/30/2017	$12,041	$11,956	$12,242
7/31/2017	$12,200	$12,156	$12,494
8/31/2017	$12,353	$12,242	$12,532
9/30/2017	$12,681	$12,588	$12,790
10/31/2017	$13,000	$12,940	$13,089
11/30/2017	$13,519	$13,373	$13,490
12/31/2017	$13,602	$13,445	$13,640
1/31/2018	$14,472	$14,206	$14,421
2/28/2018	$14,232	$13,760	$13,890
3/31/2018	$14,252	$13,737	$13,537
4/30/2018	$14,309	$13,607	$13,589
5/31/2018	$15,013	$14,116	$13,916
6/30/2018	$15,168	$14,171	$14,002
7/31/2018	$15,471	$14,475	$14,523
8/31/2018	$16,495	$15,309	$14,996
9/30/2018	$16,506	$15,244	$15,081
10/31/2018	$14,693	$13,735	$14,050
11/30/2018	$15,077	$14,084	$14,337
12/31/2018	$13,652	$12,806	$13,042
1/31/2019	$15,182	$14,278	$14,087
2/28/2019	$16,327	$15,115	$14,540
3/31/2019	$16,566	$15,319	$14,822
4/30/2019	$17,114	$16,008	$15,422
5/31/2019	$15,982	$15,087	$14,442
6/30/2019	$17,380	$16,146	$15,460
7/31/2019	$17,969	$16,523	$15,682
8/31/2019	$17,377	$16,222	$15,434
9/30/2019	$17,447	$16,038	$15,723
10/31/2019	$17,829	$16,335	$16,063
11/30/2019	$18,635	$17,148	$16,646
12/31/2019	$18,938	$17,348	$17,149
1/31/2020	$19,057	$17,511	$17,142
2/29/2020	$17,982	$16,303	$15,731
3/31/2020	$15,503	$13,872	$13,788
4/30/2020	$18,262	$16,044	$15,555
5/31/2020	$20,518	$17,656	$16,296
6/30/2020	$21,322	$18,070	$16,620
7/31/2020	$23,431	$19,513	$17,558
8/31/2020	$24,159	$20,044	$18,820
9/30/2020	$23,673	$19,763	$18,105
10/31/2020	$23,573	$19,788	$17,623
11/30/2020	$26,924	$22,445	$19,552
12/31/2020	$28,490	$23,522	$20,304
1/31/2021	$28,810	$23,444	$20,099
2/28/2021	$29,485	$23,844	$20,653
3/31/2021	$29,059	$23,389	$21,558
4/30/2021	$30,698	$24,703	$22,708
5/31/2021	$30,252	$24,326	$22,867
6/30/2021	$31,762	$25,979	$23,401
7/31/2021	$32,874	$26,246	$23,956
8/31/2021	$33,229	$27,094	$24,685
9/30/2021	$31,783	$25,781	$23,537
10/31/2021	$33,625	$27,589	$25,186
11/30/2021	$32,341	$26,423	$25,011
12/31/2021	$33,305	$26,516	$26,132
1/31/2022	$28,525	$23,094	$24,780
2/28/2022	$28,022	$22,814	$24,038
3/31/2022	$28,612	$23,180	$24,931
4/30/2022	$25,299	$20,570	$22,757
5/31/2022	$24,617	$19,774	$22,798
6/30/2022	$22,358	$18,296	$20,916
7/31/2022	$25,242	$20,535	$22,845
8/31/2022	$23,967	$19,862	$21,913
9/30/2022	$21,794	$18,176	$19,895
10/31/2022	$22,986	$19,605	$21,506
11/30/2022	$24,517	$20,671	$22,708
12/31/2022	$23,119	$19,431	$21,399
1/31/2023	$25,541	$21,126	$22,744
2/28/2023	$25,250	$20,918	$22,189
3/31/2023	$25,672	$21,206	$23,004
4/30/2023	$24,909	$20,899	$23,363
5/31/2023	$24,988	$20,912	$23,464
6/30/2023	$27,299	$22,528	$25,015
7/31/2023	$27,852	$23,210	$25,818
8/31/2023	$26,098	$22,444	$25,407
9/30/2023	$24,263	$21,351	$24,196
10/31/2023	$22,649	$20,262	$23,687
11/30/2023	$25,219	$22,733	$25,850
12/31/2023	$27,710	$24,457	$27,025
1/31/2024	$27,056	$24,325	$27,479
2/29/2024	$28,962	$26,154	$28,946
3/31/2024	$29,684	$26,779	$29,878
4/30/2024	$27,797	$25,224	$28,657
5/31/2024	$28,290	$25,493	$30,078
6/30/2024	$28,001	$25,919	$31,157
7/31/2024	$28,195	$26,076	$31,537
8/31/2024	$28,562	$26,724	$32,302
9/30/2024	$29,599	$27,614	$32,992
10/31/2024	$28,623	$28,097	$32,692
11/30/2024	$30,680	$31,842	$34,611
12/31/2024	$28,453	$29,863	$33,786
1/31/2025	$29,759	$31,768	$34,727
2/28/2025	$28,131	$29,958	$34,274
3/31/2025	$26,042	$27,736	$32,343
4/30/2025	$25,699	$28,668	$32,124
5/31/2025	$28,485	$31,416	$34,146
6/30/2025	$29,585	$32,785	$35,882
7/31/2025	$29,926	$33,451	$36,687
8/31/2025	$29,962	$33,785	$37,431
9/30/2025	$30,078	$33,696	$38,797
10/31/2025	$30,173	$33,602	$39,706
11/30/2025	$29,370	$32,889	$39,803
12/31/2025	$29,143	$32,448	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	2.42%	0.45%	11.29%
Russell MidCap® Growth Index (Benchmark)	8.66%	6.65%	12.49%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 849,377,022
Holdings Count | Holding		125
Advisory Fees Paid, Amount		$ 6,433,933
InvestmentCompanyPortfolioTurnover		165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$849,377,022 # of Portfolio Holdings125 Total Advisory Fees Paid$6,433,933 Portfolio Turnover Rate165%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.4%)
Others (each less than 3.0%)	5.7%
Communications	8.2%
Financial	9.8%
Industrial	14.3%
Consumer, Non-Cyclical	18.3%
Consumer, Cyclical	21.3%
Technology	22.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2025, the investment adviser increased the management fee waiver from 0.025% to 0.05% through April 30, 2026.

  Disclosures regarding the addition of a securities lending program and amending the definition of mid-cap companies were added, and disclosure regarding the Fund principally investing in holdings in the Consumer Non-Cyclical sector were removed, during the reporting period.

  Securities Lending Risk and Quantitative Modeling Risk were added and Consumer Non-Cyclical Risk was removed from the Fund during the reporting period.

  Effective on May 1, 2025, Federated MDTA LLC began managing the Fund.

Material Fund Change Expenses [Text Block]		Effective May 1, 2025, the investment adviser increased the management fee waiver from 0.025% to 0.05% through April 30, 2026.
Material Fund Change Strategies [Text Block]

  Disclosures regarding the addition of a securities lending program and amending the definition of mid-cap companies were added, and disclosure regarding the Fund principally investing in holdings in the Consumer Non-Cyclical sector were removed, during the reporting period.

Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Quantitative Modeling Risk were added and Consumer Non-Cyclical Risk was removed from the Fund during the reporting period.
Material Fund Change Adviser [Text Block]		Effective on May 1, 2025, Federated MDTA LLC began managing the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078113
Shareholder Report [Line Items]
Fund Name		Mid-Cap Plus Bond Alpha Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.66%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the Russell Mid-Cap Index through a total return swap contributed to performance.

+ Key contributors to the performance of its benchmark index (and thus this portion of the Fund) included exposure to the information technology, industrials and financials sectors.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

- An overweight to growth stocks relative to the benchmark index detracted from performance.

- An underweight to value stocks relative to the benchmark index detracted from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Mid-Cap Plus Bond Alpha (Class I)	Russell Midcap Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,486	$9,345	$9,504
2/29/2016	$9,434	$9,450	$9,491
3/31/2016	$10,048	$10,224	$10,135
4/30/2016	$10,126	$10,333	$10,174
5/31/2016	$10,462	$10,502	$10,357
6/30/2016	$10,517	$10,550	$10,384
7/31/2016	$10,929	$11,031	$10,766
8/31/2016	$10,838	$11,004	$10,782
9/30/2016	$11,015	$11,026	$10,784
10/31/2016	$10,752	$10,676	$10,587
11/30/2016	$11,611	$11,252	$10,979
12/31/2016	$11,842	$11,380	$11,196
1/31/2017	$12,172	$11,654	$11,408
2/28/2017	$12,543	$11,984	$11,861
3/31/2017	$12,464	$11,966	$11,875
4/30/2017	$12,593	$12,058	$11,997
5/31/2017	$12,808	$12,168	$12,166
6/30/2017	$12,942	$12,289	$12,242
7/31/2017	$13,095	$12,470	$12,494
8/31/2017	$13,131	$12,373	$12,532
9/30/2017	$13,690	$12,716	$12,790
10/31/2017	$14,143	$12,928	$13,089
11/30/2017	$14,703	$13,363	$13,490
12/31/2017	$14,717	$13,487	$13,640
1/31/2018	$15,280	$13,995	$14,421
2/28/2018	$14,655	$13,417	$13,890
3/31/2018	$14,629	$13,425	$13,537
4/30/2018	$14,663	$13,405	$13,589
5/31/2018	$15,078	$13,709	$13,916
6/30/2018	$14,971	$13,804	$14,002
7/31/2018	$15,263	$14,147	$14,523
8/31/2018	$15,927	$14,587	$14,996
9/30/2018	$15,989	$14,493	$15,081
10/31/2018	$14,261	$13,289	$14,050
11/30/2018	$14,562	$13,616	$14,337
12/31/2018	$13,287	$12,265	$13,042
1/31/2019	$14,502	$13,589	$14,087
2/28/2019	$15,277	$14,172	$14,540
3/31/2019	$15,238	$14,294	$14,822
4/30/2019	$15,752	$14,838	$15,422
5/31/2019	$14,551	$13,927	$14,442
6/30/2019	$15,412	$14,884	$15,460
7/31/2019	$15,620	$15,096	$15,682
8/31/2019	$15,128	$14,666	$15,434
9/30/2019	$15,306	$14,955	$15,723
10/31/2019	$15,479	$15,112	$16,063
11/30/2019	$15,738	$15,652	$16,646
12/31/2019	$16,057	$16,012	$17,149
1/31/2020	$15,934	$15,883	$17,142
2/29/2020	$14,497	$14,504	$15,731
3/31/2020	$12,019	$11,677	$13,788
4/30/2020	$13,688	$13,354	$15,555
5/31/2020	$14,890	$14,293	$16,296
6/30/2020	$15,397	$14,550	$16,620
7/31/2020	$16,406	$15,405	$17,558
8/31/2020	$17,161	$15,946	$18,820
9/30/2020	$16,820	$15,636	$18,105
10/31/2020	$16,934	$15,736	$17,623
11/30/2020	$19,124	$17,911	$19,552
12/31/2020	$20,474	$18,750	$20,304
1/31/2021	$20,464	$18,700	$20,099
2/28/2021	$21,981	$19,742	$20,653
3/31/2021	$22,273	$20,276	$21,558
4/30/2021	$23,119	$21,309	$22,708
5/31/2021	$23,045	$21,480	$22,867
6/30/2021	$23,085	$21,796	$23,401
7/31/2021	$23,223	$21,964	$23,956
8/31/2021	$23,568	$22,522	$24,685
9/30/2021	$22,735	$21,594	$23,537
10/31/2021	$24,290	$22,879	$25,186
11/30/2021	$23,110	$22,082	$25,011
12/31/2021	$23,832	$22,984	$26,132
1/31/2022	$22,158	$21,291	$24,780
2/28/2022	$22,694	$21,138	$24,038
3/31/2022	$23,679	$21,679	$24,931
4/30/2022	$21,899	$20,009	$22,757
5/31/2022	$21,890	$20,025	$22,798
6/30/2022	$19,654	$18,026	$20,916
7/31/2022	$20,874	$19,806	$22,845
8/31/2022	$20,259	$19,184	$21,913
9/30/2022	$18,548	$17,406	$19,895
10/31/2022	$19,790	$18,951	$21,506
11/30/2022	$20,672	$20,090	$22,708
12/31/2022	$19,720	$19,004	$21,399
1/31/2023	$21,030	$20,583	$22,744
2/28/2023	$20,372	$20,083	$22,189
3/31/2023	$20,090	$19,775	$23,004
4/30/2023	$20,107	$19,671	$23,363
5/31/2023	$19,591	$19,121	$23,464
6/30/2023	$21,173	$20,717	$25,015
7/31/2023	$21,838	$21,538	$25,818
8/31/2023	$21,052	$20,791	$25,407
9/30/2023	$20,193	$19,747	$24,196
10/31/2023	$19,194	$18,760	$23,687
11/30/2023	$21,094	$20,680	$25,850
12/31/2023	$22,746	$22,278	$27,025
1/31/2024	$22,439	$21,961	$27,479
2/29/2024	$23,691	$23,188	$28,946
3/31/2024	$24,715	$24,194	$29,878
4/30/2024	$23,406	$22,887	$28,657
5/31/2024	$24,075	$23,540	$30,078
6/30/2024	$23,861	$23,384	$31,157
7/31/2024	$24,997	$24,486	$31,537
8/31/2024	$25,469	$24,982	$32,302
9/30/2024	$26,036	$25,538	$32,992
10/31/2024	$25,892	$25,401	$32,692
11/30/2024	$28,170	$27,642	$34,611
12/31/2024	$26,147	$25,697	$33,786
1/31/2025	$27,282	$26,790	$34,727
2/28/2025	$26,116	$26,028	$34,274
3/31/2025	$24,669	$24,822	$32,343
4/30/2025	$24,631	$24,566	$32,124
5/31/2025	$26,290	$25,970	$34,146
6/30/2025	$27,336	$26,940	$35,882
7/31/2025	$27,804	$27,439	$36,687
8/31/2025	$28,461	$28,125	$37,431
9/30/2025	$28,674	$28,375	$38,797
10/31/2025	$28,428	$28,140	$39,706
11/30/2025	$28,632	$28,498	$39,803
12/31/2025	$28,504	$28,420	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.01%	6.84%	11.04%
Russell Midcap Index (Benchmark)	10.60%	8.67%	11.01%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 765,588,855
Holdings Count | Holding		428
Advisory Fees Paid, Amount		$ 2,966,350
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$765,588,855 # of Portfolio Holdings428 Total Advisory Fees Paid$2,966,350 Portfolio Turnover Rate31%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.5%
Derivatives	(1.1%)
Others (each less than 3.0%)	1.1%
Mortgage-Backed Securities	4.1%
U.S. Treasury Obligations	10.2%
Short-Term Investments	15.9%
Asset-Backed Securities	19.1%
Corporate Bonds & Notes	49.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098972
Shareholder Report [Line Items]
Fund Name		Mid-Cap Plus Bond Alpha Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$48	0.46%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the Russell Mid-Cap Index through a total return swap contributed to performance.

+ Key contributors to the performance of its benchmark index (and thus this portion of the Fund) included exposure to the information technology, industrials and financials sectors.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

- An overweight to growth stocks relative to the benchmark index detracted from performance.

- An underweight to value stocks relative to the benchmark index detracted from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Mid-Cap Plus Bond Alpha (Class P)	Russell Midcap Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,488	$9,345	$9,504
2/29/2016	$9,437	$9,450	$9,491
3/31/2016	$10,053	$10,224	$10,135
4/30/2016	$10,133	$10,333	$10,174
5/31/2016	$10,471	$10,502	$10,357
6/30/2016	$10,527	$10,550	$10,384
7/31/2016	$10,941	$11,031	$10,766
8/31/2016	$10,852	$11,004	$10,782
9/30/2016	$11,031	$11,026	$10,784
10/31/2016	$10,770	$10,676	$10,587
11/30/2016	$11,632	$11,252	$10,979
12/31/2016	$11,866	$11,380	$11,196
1/31/2017	$12,198	$11,654	$11,408
2/28/2017	$12,572	$11,984	$11,861
3/31/2017	$12,495	$11,966	$11,875
4/30/2017	$12,627	$12,058	$11,997
5/31/2017	$12,844	$12,168	$12,166
6/30/2017	$12,981	$12,289	$12,242
7/31/2017	$13,136	$12,470	$12,494
8/31/2017	$13,174	$12,373	$12,532
9/30/2017	$13,738	$12,716	$12,790
10/31/2017	$14,194	$12,928	$13,089
11/30/2017	$14,759	$13,363	$13,490
12/31/2017	$14,775	$13,487	$13,640
1/31/2018	$15,344	$13,995	$14,421
2/28/2018	$14,718	$13,417	$13,890
3/31/2018	$14,694	$13,425	$13,537
4/30/2018	$14,731	$13,405	$13,589
5/31/2018	$15,150	$13,709	$13,916
6/30/2018	$15,045	$13,804	$14,002
7/31/2018	$15,341	$14,147	$14,523
8/31/2018	$16,012	$14,587	$14,996
9/30/2018	$16,077	$14,493	$15,081
10/31/2018	$14,342	$13,289	$14,050
11/30/2018	$14,646	$13,616	$14,337
12/31/2018	$13,366	$12,265	$13,042
1/31/2019	$14,591	$13,589	$14,087
2/28/2019	$15,373	$14,172	$14,540
3/31/2019	$15,336	$14,294	$14,822
4/30/2019	$15,857	$14,838	$15,422
5/31/2019	$14,650	$13,927	$14,442
6/30/2019	$15,520	$14,884	$15,460
7/31/2019	$15,732	$15,096	$15,682
8/31/2019	$15,239	$14,666	$15,434
9/30/2019	$15,421	$14,955	$15,723
10/31/2019	$15,597	$15,112	$16,063
11/30/2019	$15,861	$15,652	$16,646
12/31/2019	$16,185	$16,012	$17,149
1/31/2020	$16,064	$15,883	$17,142
2/29/2020	$14,618	$14,504	$15,731
3/31/2020	$12,122	$11,677	$13,788
4/30/2020	$13,807	$13,354	$15,555
5/31/2020	$15,022	$14,293	$16,296
6/30/2020	$15,536	$14,550	$16,620
7/31/2020	$16,556	$15,405	$17,558
8/31/2020	$17,321	$15,946	$18,820
9/30/2020	$16,980	$15,636	$18,105
10/31/2020	$17,098	$15,736	$17,623
11/30/2020	$19,312	$17,911	$19,552
12/31/2020	$20,679	$18,750	$20,304
1/31/2021	$20,672	$18,700	$20,099
2/28/2021	$22,208	$19,742	$20,653
3/31/2021	$22,507	$20,276	$21,558
4/30/2021	$23,366	$21,309	$22,708
5/31/2021	$23,295	$21,480	$22,867
6/30/2021	$23,339	$21,796	$23,401
7/31/2021	$23,482	$21,964	$23,956
8/31/2021	$23,835	$22,522	$24,685
9/30/2021	$22,997	$21,594	$23,537
10/31/2021	$24,574	$22,879	$25,186
11/30/2021	$23,384	$22,082	$25,011
12/31/2021	$24,119	$22,984	$26,132
1/31/2022	$22,429	$21,291	$24,780
2/28/2022	$22,975	$21,138	$24,038
3/31/2022	$23,976	$21,679	$24,931
4/30/2022	$22,177	$20,009	$22,757
5/31/2022	$22,172	$20,025	$22,798
6/30/2022	$19,910	$18,026	$20,916
7/31/2022	$21,150	$19,806	$22,845
8/31/2022	$20,530	$19,184	$21,913
9/30/2022	$18,799	$17,406	$19,895
10/31/2022	$20,062	$18,951	$21,506
11/30/2022	$20,959	$20,090	$22,708
12/31/2022	$19,997	$19,004	$21,399
1/31/2023	$21,329	$20,583	$22,744
2/28/2023	$20,666	$20,083	$22,189
3/31/2023	$20,383	$19,775	$23,004
4/30/2023	$20,403	$19,671	$23,363
5/31/2023	$19,883	$19,121	$23,464
6/30/2023	$21,492	$20,717	$25,015
7/31/2023	$22,170	$21,538	$25,818
8/31/2023	$21,376	$20,791	$25,407
9/30/2023	$20,508	$19,747	$24,196
10/31/2023	$19,496	$18,760	$23,687
11/30/2023	$21,430	$20,680	$25,850
12/31/2023	$23,112	$22,278	$27,025
1/31/2024	$22,804	$21,961	$27,479
2/29/2024	$24,080	$23,188	$28,946
3/31/2024	$25,125	$24,194	$29,878
4/30/2024	$23,798	$22,887	$28,657
5/31/2024	$24,483	$23,540	$30,078
6/30/2024	$24,269	$23,384	$31,157
7/31/2024	$25,428	$24,486	$31,537
8/31/2024	$25,913	$24,982	$32,302
9/30/2024	$26,495	$25,538	$32,992
10/31/2024	$26,352	$25,401	$32,692
11/30/2024	$28,676	$27,642	$34,611
12/31/2024	$26,620	$25,697	$33,786
1/31/2025	$27,781	$26,790	$34,727
2/28/2025	$26,598	$26,028	$34,274
3/31/2025	$25,129	$24,822	$32,343
4/30/2025	$25,101	$24,566	$32,124
5/31/2025	$26,795	$25,970	$34,146
6/30/2025	$27,866	$26,940	$35,882
7/31/2025	$28,348	$27,439	$36,687
8/31/2025	$29,023	$28,125	$37,431
9/30/2025	$29,245	$28,375	$38,797
10/31/2025	$28,999	$28,140	$39,706
11/30/2025	$29,211	$28,498	$39,803
12/31/2025	$29,086	$28,420	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	9.26%	7.06%	11.27%
Russell Midcap Index (Benchmark)	10.60%	8.67%	11.01%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 765,588,855
Holdings Count | Holding		428
Advisory Fees Paid, Amount		$ 2,966,350
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$765,588,855 # of Portfolio Holdings428 Total Advisory Fees Paid$2,966,350 Portfolio Turnover Rate31%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.5%
Derivatives	(1.1%)
Others (each less than 3.0%)	1.1%
Mortgage-Backed Securities	4.1%
U.S. Treasury Obligations	10.2%
Short-Term Investments	15.9%
Asset-Backed Securities	19.1%
Corporate Bonds & Notes	49.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078098
Shareholder Report [Line Items]
Fund Name		Mid-Cap Value Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.95%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Positioning in the health care and real estate sectors were key contributors to performance relative to its benchmark index, the Russell Midcap Value Index.

+ Drug distributors Cencora and McKesson added to performance as they benefitted from distributing the fast-growing GLP-1 weight loss drugs. Both companies exceeded earnings estimates and raised guidance.

+ Industrial REITs Rexford and East Group Properties contributed to performance as they experienced lease renewal rates higher than expected and strong occupancy.

Top detractors from performance:

- Lack of exposure to the communication services sector and stock selection in the information technology sector detracted from relative results.

- Zebra Technologies guided to flat organic growth as retail customers of the data logistics company continue to have cautious spending plans.

- Not owning hard disk drive manufacturer Western Digital and flash memory company SanDisk hurt relative returns as those companies are seeing greater AI-related demand despite very demanding valuations.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Mid-Cap Value (Class I)	Russell MidCap® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,152	$9,447	$9,504
2/29/2016	$9,166	$9,514	$9,491
3/31/2016	$9,998	$10,392	$10,135
4/30/2016	$10,156	$10,615	$10,174
5/31/2016	$10,454	$10,789	$10,357
6/30/2016	$10,328	$10,887	$10,384
7/31/2016	$10,772	$11,348	$10,766
8/31/2016	$10,937	$11,324	$10,782
9/30/2016	$10,934	$11,372	$10,784
10/31/2016	$10,607	$11,096	$10,587
11/30/2016	$11,396	$11,790	$10,979
12/31/2016	$11,529	$12,000	$11,196
1/31/2017	$11,793	$12,202	$11,408
2/28/2017	$12,092	$12,542	$11,861
3/31/2017	$12,016	$12,451	$11,875
4/30/2017	$11,953	$12,475	$11,997
5/31/2017	$12,050	$12,436	$12,166
6/30/2017	$12,242	$12,621	$12,242
7/31/2017	$12,398	$12,788	$12,494
8/31/2017	$12,230	$12,549	$12,532
9/30/2017	$12,668	$12,892	$12,790
10/31/2017	$12,848	$12,995	$13,089
11/30/2017	$13,228	$13,435	$13,490
12/31/2017	$13,311	$13,601	$13,640
1/31/2018	$13,819	$13,913	$14,421
2/28/2018	$13,289	$13,228	$13,890
3/31/2018	$13,239	$13,261	$13,537
4/30/2018	$13,209	$13,326	$13,589
5/31/2018	$13,271	$13,471	$13,916
6/30/2018	$13,137	$13,580	$14,002
7/31/2018	$13,560	$13,949	$14,523
8/31/2018	$13,726	$14,139	$14,996
9/30/2018	$13,615	$14,027	$15,081
10/31/2018	$12,414	$13,017	$14,050
11/30/2018	$12,683	$13,329	$14,337
12/31/2018	$11,342	$11,930	$13,042
1/31/2019	$12,531	$13,158	$14,087
2/28/2019	$13,007	$13,576	$14,540
3/31/2019	$12,871	$13,644	$14,822
4/30/2019	$13,513	$14,094	$15,422
5/31/2019	$12,728	$13,189	$14,442
6/30/2019	$13,574	$14,080	$15,460
7/31/2019	$13,855	$14,197	$15,682
8/31/2019	$13,495	$13,696	$15,434
9/30/2019	$13,867	$14,252	$15,723
10/31/2019	$13,899	$14,328	$16,063
11/30/2019	$14,355	$14,710	$16,646
12/31/2019	$14,738	$15,158	$17,149
1/31/2020	$14,393	$14,863	$17,142
2/29/2020	$12,939	$13,391	$15,731
3/31/2020	$10,250	$10,352	$13,788
4/30/2020	$11,601	$11,734	$15,555
5/31/2020	$12,133	$12,278	$16,296
6/30/2020	$12,093	$12,416	$16,620
7/31/2020	$12,588	$13,003	$17,558
8/31/2020	$13,093	$13,518	$18,820
9/30/2020	$12,753	$13,211	$18,105
10/31/2020	$12,894	$13,334	$17,623
11/30/2020	$14,915	$15,207	$19,552
12/31/2020	$15,551	$15,910	$20,304
1/31/2021	$15,331	$15,874	$20,099
2/28/2021	$16,722	$17,104	$20,653
3/31/2021	$17,681	$17,987	$21,558
4/30/2021	$18,594	$18,857	$22,708
5/31/2021	$19,056	$19,229	$22,867
6/30/2021	$18,653	$19,005	$23,401
7/31/2021	$18,638	$19,123	$23,956
8/31/2021	$18,861	$19,532	$24,685
9/30/2021	$18,334	$18,813	$23,537
10/31/2021	$19,155	$19,815	$25,186
11/30/2021	$18,488	$19,213	$25,011
12/31/2021	$19,755	$20,419	$26,132
1/31/2022	$19,382	$19,547	$24,780
2/28/2022	$19,500	$19,456	$24,038
3/31/2022	$19,657	$20,047	$24,931
4/30/2022	$18,593	$18,856	$22,757
5/31/2022	$18,864	$19,218	$22,798
6/30/2022	$16,950	$17,105	$20,916
7/31/2022	$18,301	$18,578	$22,845
8/31/2022	$17,719	$18,009	$21,913
9/30/2022	$16,173	$16,262	$19,895
10/31/2022	$18,025	$17,798	$21,506
11/30/2022	$19,138	$18,924	$22,708
12/31/2022	$18,320	$17,962	$21,399
1/31/2023	$19,823	$19,413	$22,744
2/28/2023	$19,359	$18,791	$22,189
3/31/2023	$18,574	$18,199	$23,004
4/30/2023	$18,676	$18,201	$23,363
5/31/2023	$17,997	$17,393	$23,464
6/30/2023	$19,701	$18,902	$25,015
7/31/2023	$20,308	$19,725	$25,818
8/31/2023	$19,847	$19,027	$25,407
9/30/2023	$19,103	$18,059	$24,196
10/31/2023	$18,326	$17,164	$23,687
11/30/2023	$19,944	$18,783	$25,850
12/31/2023	$21,322	$20,246	$27,025
1/31/2024	$20,986	$19,883	$27,479
2/29/2024	$22,200	$20,833	$28,946
3/31/2024	$23,262	$21,911	$29,878
4/30/2024	$22,019	$20,765	$28,657
5/31/2024	$22,688	$21,510	$30,078
6/30/2024	$22,246	$21,166	$31,157
7/31/2024	$23,439	$22,445	$31,537
8/31/2024	$23,677	$22,868	$32,302
9/30/2024	$23,994	$23,299	$32,992
10/31/2024	$23,608	$23,006	$32,692
11/30/2024	$25,292	$24,699	$34,611
12/31/2024	$23,520	$22,892	$33,786
1/31/2025	$24,397	$23,697	$34,727
2/28/2025	$24,021	$23,265	$34,274
3/31/2025	$23,154	$22,409	$32,343
4/30/2025	$22,545	$21,853	$32,124
5/31/2025	$23,976	$22,806	$34,146
6/30/2025	$24,894	$23,607	$35,882
7/31/2025	$25,378	$24,030	$36,687
8/31/2025	$26,079	$24,751	$37,431
9/30/2025	$26,317	$25,066	$38,797
10/31/2025	$25,754	$24,814	$39,706
11/30/2025	$26,448	$25,406	$39,803
12/31/2025	$26,142	$25,421	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.15%	10.95%	10.09%
Russell MidCap® Value Index (Benchmark)	11.05%	9.83%	9.78%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 403,960,099
Holdings Count | Holding		141
Advisory Fees Paid, Amount		$ 2,240,668
InvestmentCompanyPortfolioTurnover		103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$403,960,099 # of Portfolio Holdings141 Total Advisory Fees Paid$2,240,668 Portfolio Turnover Rate103%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Others (each less than 3.0%)	3.9%
Communications	3.7%
Utilities	4.2%
Energy	6.1%
Technology	7.3%
Consumer, Cyclical	13.6%
Consumer, Non-Cyclical	16.4%
Industrial	21.6%
Financial	23.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098969
Shareholder Report [Line Items]
Fund Name		Mid-Cap Value Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$79	0.75%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Positioning in the health care and real estate sectors were key contributors to performance relative to its benchmark index, the Russell Midcap Value Index.

+ Drug distributors Cencora and McKesson added to performance as they benefitted from distributing the fast-growing GLP-1 weight loss drugs. Both companies exceeded earnings estimates and raised guidance.

+ Industrial REITs Rexford and East Group Properties contributed to performance as they experienced lease renewal rates higher than expected and strong occupancy.

Top detractors from performance:

- Lack of exposure to the communication services sector and stock selection in the information technology sector detracted from relative results.

- Zebra Technologies guided to flat organic growth as retail customers of the data logistics company continue to have cautious spending plans.

- Not owning hard disk drive manufacturer Western Digital and flash memory company SanDisk hurt relative returns as those companies are seeing greater AI-related demand despite very demanding valuations.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Mid-Cap Value (Class P)	Russell MidCap® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,154	$9,447	$9,504
2/29/2016	$9,169	$9,514	$9,491
3/31/2016	$10,003	$10,392	$10,135
4/30/2016	$10,163	$10,615	$10,174
5/31/2016	$10,463	$10,789	$10,357
6/30/2016	$10,339	$10,887	$10,384
7/31/2016	$10,785	$11,348	$10,766
8/31/2016	$10,951	$11,324	$10,782
9/30/2016	$10,951	$11,372	$10,784
10/31/2016	$10,625	$11,096	$10,587
11/30/2016	$11,416	$11,790	$10,979
12/31/2016	$11,552	$12,000	$11,196
1/31/2017	$11,819	$12,202	$11,408
2/28/2017	$12,120	$12,542	$11,861
3/31/2017	$12,046	$12,451	$11,875
4/30/2017	$11,985	$12,475	$11,997
5/31/2017	$12,084	$12,436	$12,166
6/30/2017	$12,278	$12,621	$12,242
7/31/2017	$12,437	$12,788	$12,494
8/31/2017	$12,270	$12,549	$12,532
9/30/2017	$12,712	$12,892	$12,790
10/31/2017	$12,895	$12,995	$13,089
11/30/2017	$13,279	$13,435	$13,490
12/31/2017	$13,365	$13,601	$13,640
1/31/2018	$13,877	$13,913	$14,421
2/28/2018	$13,347	$13,228	$13,890
3/31/2018	$13,298	$13,261	$13,537
4/30/2018	$13,270	$13,326	$13,589
5/31/2018	$13,335	$13,471	$13,916
6/30/2018	$13,202	$13,580	$14,002
7/31/2018	$13,630	$13,949	$14,523
8/31/2018	$13,799	$14,139	$14,996
9/30/2018	$13,690	$14,027	$15,081
10/31/2018	$12,484	$13,017	$14,050
11/30/2018	$12,757	$13,329	$14,337
12/31/2018	$11,410	$11,930	$13,042
1/31/2019	$12,609	$13,158	$14,087
2/28/2019	$13,090	$13,576	$14,540
3/31/2019	$12,955	$13,644	$14,822
4/30/2019	$13,603	$14,094	$15,422
5/31/2019	$12,815	$13,189	$14,442
6/30/2019	$13,669	$14,080	$15,460
7/31/2019	$13,954	$14,197	$15,682
8/31/2019	$13,594	$13,696	$15,434
9/30/2019	$13,971	$14,252	$15,723
10/31/2019	$14,005	$14,328	$16,063
11/30/2019	$14,468	$14,710	$16,646
12/31/2019	$14,856	$15,158	$17,149
1/31/2020	$14,511	$14,863	$17,142
2/29/2020	$13,047	$13,391	$15,731
3/31/2020	$10,337	$10,352	$13,788
4/30/2020	$11,701	$11,734	$15,555
5/31/2020	$12,240	$12,278	$16,296
6/30/2020	$12,202	$12,416	$16,620
7/31/2020	$12,704	$13,003	$17,558
8/31/2020	$13,216	$13,518	$18,820
9/30/2020	$12,875	$13,211	$18,105
10/31/2020	$13,019	$13,334	$17,623
11/30/2020	$15,062	$15,207	$19,552
12/31/2020	$15,707	$15,910	$20,304
1/31/2021	$15,487	$15,874	$20,099
2/28/2021	$16,896	$17,104	$20,653
3/31/2021	$17,867	$17,987	$21,558
4/30/2021	$18,793	$18,857	$22,708
5/31/2021	$19,263	$19,229	$22,867
6/30/2021	$18,859	$19,005	$23,401
7/31/2021	$18,847	$19,123	$23,956
8/31/2021	$19,076	$19,532	$24,685
9/30/2021	$18,546	$18,813	$23,537
10/31/2021	$19,379	$19,815	$25,186
11/30/2021	$18,707	$19,213	$25,011
12/31/2021	$19,993	$20,419	$26,132
1/31/2022	$19,619	$19,547	$24,780
2/28/2022	$19,741	$19,456	$24,038
3/31/2022	$19,904	$20,047	$24,931
4/30/2022	$18,830	$18,856	$22,757
5/31/2022	$19,108	$19,218	$22,798
6/30/2022	$17,172	$17,105	$20,916
7/31/2022	$18,543	$18,578	$22,845
8/31/2022	$17,956	$18,009	$21,913
9/30/2022	$16,393	$16,262	$19,895
10/31/2022	$18,273	$17,798	$21,506
11/30/2022	$19,405	$18,924	$22,708
12/31/2022	$18,578	$17,962	$21,399
1/31/2023	$20,106	$19,413	$22,744
2/28/2023	$19,638	$18,791	$22,189
3/31/2023	$18,845	$18,199	$23,004
4/30/2023	$18,952	$18,201	$23,363
5/31/2023	$18,266	$17,393	$23,464
6/30/2023	$19,999	$18,902	$25,015
7/31/2023	$20,618	$19,725	$25,818
8/31/2023	$20,153	$19,027	$25,407
9/30/2023	$19,401	$18,059	$24,196
10/31/2023	$18,615	$17,164	$23,687
11/30/2023	$20,262	$18,783	$25,850
12/31/2023	$21,666	$20,246	$27,025
1/31/2024	$21,328	$19,883	$27,479
2/29/2024	$22,566	$20,833	$28,946
3/31/2024	$23,648	$21,911	$29,878
4/30/2024	$22,389	$20,765	$28,657
5/31/2024	$23,073	$21,510	$30,078
6/30/2024	$22,627	$21,166	$31,157
7/31/2024	$23,845	$22,445	$31,537
8/31/2024	$24,091	$22,868	$32,302
9/30/2024	$24,417	$23,299	$32,992
10/31/2024	$24,028	$23,006	$32,692
11/30/2024	$25,747	$24,699	$34,611
12/31/2024	$23,946	$22,892	$33,786
1/31/2025	$24,844	$23,697	$34,727
2/28/2025	$24,465	$23,265	$34,274
3/31/2025	$23,585	$22,409	$32,343
4/30/2025	$22,969	$21,853	$32,124
5/31/2025	$24,431	$22,806	$34,146
6/30/2025	$25,371	$23,607	$35,882
7/31/2025	$25,869	$24,030	$36,687
8/31/2025	$26,587	$24,751	$37,431
9/30/2025	$26,835	$25,066	$38,797
10/31/2025	$26,265	$24,814	$39,706
11/30/2025	$26,978	$25,406	$39,803
12/31/2025	$26,670	$25,421	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	11.37%	11.17%	10.31%
Russell MidCap® Value Index (Benchmark)	11.05%	9.83%	9.78%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 403,960,099
Holdings Count | Holding		141
Advisory Fees Paid, Amount		$ 2,240,668
InvestmentCompanyPortfolioTurnover		103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$403,960,099 # of Portfolio Holdings141 Total Advisory Fees Paid$2,240,668 Portfolio Turnover Rate103%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Others (each less than 3.0%)	3.9%
Communications	3.7%
Utilities	4.2%
Energy	6.1%
Technology	7.3%
Consumer, Cyclical	13.6%
Consumer, Non-Cyclical	16.4%
Industrial	21.6%
Financial	23.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000253933
Shareholder Report [Line Items]
Fund Name		QQQ Plus Bond Alpha Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.64%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.64%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the Nasdaq 100 Index through a total return swap contributed to performance.

+ Key contributors to the performance of its benchmark index (and thus this portion of the Fund) included exposure to the information technology and communication services sectors.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

- Detractors from its benchmark index (and thus this portion of the Fund) included exposure to the industrials and financials sectors.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	QQQ Plus Bond Alpha (Class I)	NASDAQ 100 Index	S&P 500® Index
10/15/2024	$10,000	$10,000	$10,000
10/31/2024	$9,822	$9,867	$9,740
11/30/2024	$10,338	$10,392	$10,311
12/31/2024	$10,356	$10,439	$10,066
1/31/2025	$10,585	$10,674	$10,346
2/28/2025	$10,301	$10,387	$10,211
3/31/2025	$9,503	$9,597	$9,636
4/30/2025	$9,637	$9,746	$9,570
5/31/2025	$10,523	$10,636	$10,173
6/30/2025	$11,199	$11,311	$10,690
7/31/2025	$11,455	$11,583	$10,930
8/31/2025	$11,572	$11,690	$11,151
9/30/2025	$12,201	$12,329	$11,558
10/31/2025	$12,772	$12,922	$11,829
11/30/2025	$12,563	$12,719	$11,858
12/31/2025	$12,472	$12,634	$11,865

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 15, 2024
Class I	20.44%	19.97%
NASDAQ 100 Index (Benchmark)	21.02%	21.25%
S&P 500® Index (Regulatory)	17.88%	15.13%

Performance Inception Date		Oct. 15, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 755,409,617
Holdings Count | Holding		467
Advisory Fees Paid, Amount		$ 1,744,874
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$755,409,617 # of Portfolio Holdings467 Total Advisory Fees Paid$1,744,874 Portfolio Turnover Rate19%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.6%
Derivatives	0.5%
Others (each less than 3.0%)	3.6%
U.S. Treasury Obligations	9.8%
Short-Term Investments	18.2%
Asset-Backed Securities	18.5%
Corporate Bonds & Notes	46.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Technology sector were added during the reporting period.

  Securities Lending Risk, Non-Diversification Risk, Derivatives Risk and Active Management Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Technology sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Non-Diversification Risk, Derivatives Risk and Active Management Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000253934
Shareholder Report [Line Items]
Fund Name		QQQ Plus Bond Alpha Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$51	0.46%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the Nasdaq 100 Index through a total return swap contributed to performance.

+ Key contributors to the performance of its benchmark index (and thus this portion of the Fund) included exposure to the information technology and communication services sectors.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

- Detractors from its benchmark index (and thus this portion of the Fund) included exposure to the industrials and financials sectors.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	QQQ Plus Bond Alpha (Class P)	NASDAQ 100 Index	S&P 500® Index
10/15/2024	$10,000	$10,000	$10,000
10/31/2024	$9,823	$9,867	$9,740
11/30/2024	$10,340	$10,392	$10,311
12/31/2024	$10,360	$10,439	$10,066
1/31/2025	$10,591	$10,674	$10,346
2/28/2025	$10,308	$10,387	$10,211
3/31/2025	$9,512	$9,597	$9,636
4/30/2025	$9,646	$9,746	$9,570
5/31/2025	$10,534	$10,636	$10,173
6/30/2025	$11,213	$11,311	$10,690
7/31/2025	$11,472	$11,583	$10,930
8/31/2025	$11,591	$11,690	$11,151
9/30/2025	$12,223	$12,329	$11,558
10/31/2025	$12,797	$12,922	$11,829
11/30/2025	$12,590	$12,719	$11,858
12/31/2025	$12,501	$12,634	$11,865

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 15, 2024
Class P	20.67%	20.19%
NASDAQ 100 Index (Benchmark)	21.02%	21.25%
S&P 500® Index (Regulatory)	17.88%	15.13%

Performance Inception Date		Oct. 15, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 755,409,617
Holdings Count | Holding		467
Advisory Fees Paid, Amount		$ 1,744,874
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$755,409,617 # of Portfolio Holdings467 Total Advisory Fees Paid$1,744,874 Portfolio Turnover Rate19%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.6%
Derivatives	0.5%
Others (each less than 3.0%)	3.6%
U.S. Treasury Obligations	9.8%
Short-Term Investments	18.2%
Asset-Backed Securities	18.5%
Corporate Bonds & Notes	46.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Technology sector were added during the reporting period.

  Securities Lending Risk, Non-Diversification Risk, Derivatives Risk and Active Management Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Technology sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Non-Diversification Risk, Derivatives Risk and Active Management Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078087
Shareholder Report [Line Items]
Fund Name		Small-Cap Equity Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.92%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-sub-advised by Blackrock Investment Management, LLC (“BlackRock”) and Franklin Mutual Advisers, LLC (“Franklin”). The following are separate discussions from each co-sub-adviser.

BlackRock managed portion

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus this portion of the Fund) were the financials, health care and materials sectors.

+ An additional contributor to relative performance (to its benchmark index, the Russell 2000 Value Index) was returns from cash holdings and security litigation payments.

Top detractors from performance:

- A key detractor to performance was the consumer staples sector.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Franklin managed portion

Top contributors to performance:

+ Aerospace and defense company Babcock International was a key contributor to relative performance.

+ Software company MKS aided performance amid ongoing momentum driven by artificial intelligence applications and stronger semiconductor growth.

Top detractors from performance:

- WillScot, a modular office and portable storage container provider, hurt relative performance as utilization rates declined due to a weak non-residential construction market.

- Cable One, a broadband communications provider, detracted from relative performance following weak financial results as it lost subscribers and eliminated its long-standing dividend.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Equity (Class I)	Russell 2000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,419	$9,328	$9,504
2/29/2016	$9,498	$9,392	$9,491
3/31/2016	$10,315	$10,170	$10,135
4/30/2016	$10,480	$10,386	$10,174
5/31/2016	$10,680	$10,576	$10,357
6/30/2016	$10,874	$10,608	$10,384
7/31/2016	$11,385	$11,181	$10,766
8/31/2016	$11,632	$11,458	$10,782
9/30/2016	$11,696	$11,549	$10,784
10/31/2016	$11,343	$11,169	$10,587
11/30/2016	$12,628	$12,652	$10,979
12/31/2016	$13,042	$13,174	$11,196
1/31/2017	$13,002	$13,080	$11,408
2/28/2017	$13,123	$13,269	$11,861
3/31/2017	$13,009	$13,157	$11,875
4/30/2017	$13,140	$13,209	$11,997
5/31/2017	$12,768	$12,797	$12,166
6/30/2017	$13,075	$13,245	$12,242
7/31/2017	$13,164	$13,329	$12,494
8/31/2017	$12,836	$13,001	$12,532
9/30/2017	$13,666	$13,922	$12,790
10/31/2017	$13,863	$13,940	$13,089
11/30/2017	$14,278	$14,344	$13,490
12/31/2017	$14,180	$14,207	$13,640
1/31/2018	$14,314	$14,382	$14,421
2/28/2018	$13,640	$13,663	$13,890
3/31/2018	$13,856	$13,832	$13,537
4/30/2018	$13,995	$14,071	$13,589
5/31/2018	$14,704	$14,890	$13,916
6/30/2018	$14,732	$14,980	$14,002
7/31/2018	$14,983	$15,245	$14,523
8/31/2018	$15,319	$15,608	$14,996
9/30/2018	$14,920	$15,221	$15,081
10/31/2018	$13,587	$13,858	$14,050
11/30/2018	$13,919	$14,081	$14,337
12/31/2018	$12,349	$12,379	$13,042
1/31/2019	$13,620	$13,733	$14,087
2/28/2019	$14,172	$14,267	$14,540
3/31/2019	$13,774	$13,856	$14,822
4/30/2019	$14,298	$14,380	$15,422
5/31/2019	$13,041	$13,205	$14,442
6/30/2019	$13,885	$14,046	$15,460
7/31/2019	$14,017	$14,069	$15,682
8/31/2019	$13,385	$13,284	$15,434
9/30/2019	$14,124	$13,966	$15,723
10/31/2019	$14,515	$14,304	$16,063
11/30/2019	$14,800	$14,639	$16,646
12/31/2019	$15,308	$15,151	$17,149
1/31/2020	$14,563	$14,334	$17,142
2/29/2020	$13,063	$12,941	$15,731
3/31/2020	$10,097	$9,748	$13,788
4/30/2020	$11,332	$10,951	$15,555
5/31/2020	$11,832	$11,265	$16,296
6/30/2020	$12,201	$11,591	$16,620
7/31/2020	$12,480	$11,830	$17,558
8/31/2020	$13,034	$12,468	$18,820
9/30/2020	$12,386	$11,887	$18,105
10/31/2020	$12,821	$12,313	$17,623
11/30/2020	$15,040	$14,690	$19,552
12/31/2020	$16,137	$15,853	$20,304
1/31/2021	$16,664	$16,688	$20,099
2/28/2021	$18,395	$18,255	$20,653
3/31/2021	$19,480	$19,209	$21,558
4/30/2021	$19,954	$19,598	$22,708
5/31/2021	$20,434	$20,208	$22,867
6/30/2021	$19,910	$20,085	$23,401
7/31/2021	$19,398	$19,366	$23,956
8/31/2021	$19,934	$19,885	$24,685
9/30/2021	$19,456	$19,486	$23,537
10/31/2021	$20,056	$20,229	$25,186
11/30/2021	$19,377	$19,538	$25,011
12/31/2021	$20,406	$20,335	$26,132
1/31/2022	$19,465	$19,150	$24,780
2/28/2022	$19,751	$19,467	$24,038
3/31/2022	$19,815	$19,847	$24,931
4/30/2022	$18,355	$18,307	$22,757
5/31/2022	$18,772	$18,658	$22,798
6/30/2022	$16,811	$16,815	$20,916
7/31/2022	$18,398	$18,443	$22,845
8/31/2022	$17,735	$17,860	$21,913
9/30/2022	$16,097	$16,040	$19,895
10/31/2022	$18,073	$18,059	$21,506
11/30/2022	$18,830	$18,611	$22,708
12/31/2022	$17,770	$17,390	$21,399
1/31/2023	$19,430	$19,050	$22,744
2/28/2023	$19,017	$18,610	$22,189
3/31/2023	$17,893	$17,276	$23,004
4/30/2023	$17,465	$16,845	$23,363
5/31/2023	$16,957	$16,514	$23,464
6/30/2023	$18,406	$17,825	$25,015
7/31/2023	$19,508	$19,171	$25,818
8/31/2023	$18,693	$18,248	$25,407
9/30/2023	$17,708	$17,298	$24,196
10/31/2023	$16,715	$16,266	$23,687
11/30/2023	$18,048	$17,730	$25,850
12/31/2023	$20,075	$19,937	$27,025
1/31/2024	$19,347	$19,031	$27,479
2/29/2024	$19,966	$19,654	$28,946
3/31/2024	$20,871	$20,515	$29,878
4/30/2024	$19,643	$19,208	$28,657
5/31/2024	$20,582	$20,107	$30,078
6/30/2024	$20,163	$19,768	$31,157
7/31/2024	$22,564	$22,177	$31,537
8/31/2024	$22,201	$21,761	$32,302
9/30/2024	$22,096	$21,774	$32,992
10/31/2024	$21,818	$21,434	$32,692
11/30/2024	$24,053	$23,501	$34,611
12/31/2024	$22,021	$21,543	$33,786
1/31/2025	$22,475	$21,985	$34,727
2/28/2025	$21,981	$21,144	$34,274
3/31/2025	$20,479	$19,875	$32,343
4/30/2025	$19,538	$19,077	$32,124
5/31/2025	$20,535	$19,878	$34,146
6/30/2025	$21,425	$20,862	$35,882
7/31/2025	$21,788	$21,230	$36,687
8/31/2025	$23,160	$23,028	$37,431
9/30/2025	$23,085	$23,491	$38,797
10/31/2025	$22,899	$23,550	$39,706
11/30/2025	$23,423	$24,212	$39,803
12/31/2025	$23,746	$24,256	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.83%	8.03%	9.03%
Russell 2000® Value Index (Benchmark)	12.59%	8.88%	9.27%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 255,621,510
Holdings Count | Holding		1,444
Advisory Fees Paid, Amount		$ 2,543,810
InvestmentCompanyPortfolioTurnover		76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$255,621,510 # of Portfolio Holdings1,444 Total Advisory Fees Paid$2,543,810 Portfolio Turnover Rate76%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.0%)
Derivatives	(0.0%)
Others (each less than 3.0%)	5.5%
Basic Materials	4.8%
Energy	5.1%
Technology	6.6%
Consumer, Non-Cyclical	8.2%
Consumer, Cyclical	14.3%
Industrial	23.9%
Financial	32.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098959
Shareholder Report [Line Items]
Fund Name		Small-Cap Equity Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$75	0.72%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-sub-advised by Blackrock Investment Management, LLC (“BlackRock”) and Franklin Mutual Advisers, LLC (“Franklin”). The following are separate discussions from each co-sub-adviser.

BlackRock managed portion

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus this portion of the Fund) were the financials, health care and materials sectors.

+ An additional contributor to relative performance (to its benchmark index, the Russell 2000 Value Index) was returns from cash holdings and security litigation payments.

Top detractors from performance:

- A key detractor to performance was the consumer staples sector.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Franklin managed portion

Top contributors to performance:

+ Aerospace and defense company Babcock International was a key contributor to relative performance.

+ Software company MKS aided performance amid ongoing momentum driven by artificial intelligence applications and stronger semiconductor growth.

Top detractors from performance:

- WillScot, a modular office and portable storage container provider, hurt relative performance as utilization rates declined due to a weak non-residential construction market.

- Cable One, a broadband communications provider, detracted from relative performance following weak financial results as it lost subscribers and eliminated its long-standing dividend.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Equity (Class P)	Russell 2000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,421	$9,328	$9,504
2/29/2016	$9,501	$9,392	$9,491
3/31/2016	$10,320	$10,170	$10,135
4/30/2016	$10,487	$10,386	$10,174
5/31/2016	$10,689	$10,576	$10,357
6/30/2016	$10,884	$10,608	$10,384
7/31/2016	$11,398	$11,181	$10,766
8/31/2016	$11,647	$11,458	$10,782
9/30/2016	$11,714	$11,549	$10,784
10/31/2016	$11,362	$11,169	$10,587
11/30/2016	$12,651	$12,652	$10,979
12/31/2016	$13,068	$13,174	$11,196
1/31/2017	$13,030	$13,080	$11,408
2/28/2017	$13,154	$13,269	$11,861
3/31/2017	$13,041	$13,157	$11,875
4/30/2017	$13,174	$13,209	$11,997
5/31/2017	$12,803	$12,797	$12,166
6/30/2017	$13,114	$13,245	$12,242
7/31/2017	$13,206	$13,329	$12,494
8/31/2017	$12,878	$13,001	$12,532
9/30/2017	$13,713	$13,922	$12,790
10/31/2017	$13,914	$13,940	$13,089
11/30/2017	$14,332	$14,344	$13,490
12/31/2017	$14,236	$14,207	$13,640
1/31/2018	$14,373	$14,382	$14,421
2/28/2018	$13,699	$13,663	$13,890
3/31/2018	$13,918	$13,832	$13,537
4/30/2018	$14,060	$14,071	$13,589
5/31/2018	$14,774	$14,890	$13,916
6/30/2018	$14,805	$14,980	$14,002
7/31/2018	$15,060	$15,245	$14,523
8/31/2018	$15,400	$15,608	$14,996
9/30/2018	$15,002	$15,221	$15,081
10/31/2018	$13,664	$13,858	$14,050
11/30/2018	$13,999	$14,081	$14,337
12/31/2018	$12,422	$12,379	$13,042
1/31/2019	$13,703	$13,733	$14,087
2/28/2019	$14,261	$14,267	$14,540
3/31/2019	$13,863	$13,856	$14,822
4/30/2019	$14,392	$14,380	$15,422
5/31/2019	$13,129	$13,205	$14,442
6/30/2019	$13,982	$14,046	$15,460
7/31/2019	$14,116	$14,069	$15,682
8/31/2019	$13,483	$13,284	$15,434
9/30/2019	$14,229	$13,966	$15,723
10/31/2019	$14,625	$14,304	$16,063
11/30/2019	$14,915	$14,639	$16,646
12/31/2019	$15,429	$15,151	$17,149
1/31/2020	$14,682	$14,334	$17,142
2/29/2020	$13,171	$12,941	$15,731
3/31/2020	$10,183	$9,748	$13,788
4/30/2020	$11,430	$10,951	$15,555
5/31/2020	$11,936	$11,265	$16,296
6/30/2020	$12,310	$11,591	$16,620
7/31/2020	$12,594	$11,830	$17,558
8/31/2020	$13,155	$12,468	$18,820
9/30/2020	$12,504	$11,887	$18,105
10/31/2020	$12,945	$12,313	$17,623
11/30/2020	$15,187	$14,690	$19,552
12/31/2020	$16,298	$15,853	$20,304
1/31/2021	$16,833	$16,688	$20,099
2/28/2021	$18,585	$18,255	$20,653
3/31/2021	$19,684	$19,209	$21,558
4/30/2021	$20,166	$19,598	$22,708
5/31/2021	$20,655	$20,208	$22,867
6/30/2021	$20,128	$20,085	$23,401
7/31/2021	$19,614	$19,366	$23,956
8/31/2021	$20,160	$19,885	$24,685
9/30/2021	$19,679	$19,486	$23,537
10/31/2021	$20,290	$20,229	$25,186
11/30/2021	$19,606	$19,538	$25,011
12/31/2021	$20,651	$20,335	$26,132
1/31/2022	$19,702	$19,150	$24,780
2/28/2022	$19,994	$19,467	$24,038
3/31/2022	$20,062	$19,847	$24,931
4/30/2022	$18,587	$18,307	$22,757
5/31/2022	$19,013	$18,658	$22,798
6/30/2022	$17,030	$16,815	$20,916
7/31/2022	$18,640	$18,443	$22,845
8/31/2022	$17,972	$17,860	$21,913
9/30/2022	$16,314	$16,040	$19,895
10/31/2022	$18,321	$18,059	$21,506
11/30/2022	$19,091	$18,611	$22,708
12/31/2022	$18,019	$17,390	$21,399
1/31/2023	$19,706	$19,050	$22,744
2/28/2023	$19,290	$18,610	$22,189
3/31/2023	$18,153	$17,276	$23,004
4/30/2023	$17,722	$16,845	$23,363
5/31/2023	$17,210	$16,514	$23,464
6/30/2023	$18,682	$17,825	$25,015
7/31/2023	$19,805	$19,171	$25,818
8/31/2023	$18,981	$18,248	$25,407
9/30/2023	$17,983	$17,298	$24,196
10/31/2023	$16,978	$16,266	$23,687
11/30/2023	$18,335	$17,730	$25,850
12/31/2023	$20,397	$19,937	$27,025
1/31/2024	$19,661	$19,031	$27,479
2/29/2024	$20,294	$19,654	$28,946
3/31/2024	$21,217	$20,515	$29,878
4/30/2024	$19,972	$19,208	$28,657
5/31/2024	$20,930	$20,107	$30,078
6/30/2024	$20,507	$19,768	$31,157
7/31/2024	$22,953	$22,177	$31,537
8/31/2024	$22,588	$21,761	$32,302
9/30/2024	$22,485	$21,774	$32,992
10/31/2024	$22,206	$21,434	$32,692
11/30/2024	$24,484	$23,501	$34,611
12/31/2024	$22,420	$21,543	$33,786
1/31/2025	$22,886	$21,985	$34,727
2/28/2025	$22,386	$21,144	$34,274
3/31/2025	$20,860	$19,875	$32,343
4/30/2025	$19,905	$19,077	$32,124
5/31/2025	$20,923	$19,878	$34,146
6/30/2025	$21,834	$20,862	$35,882
7/31/2025	$22,208	$21,230	$36,687
8/31/2025	$23,611	$23,028	$37,431
9/30/2025	$23,538	$23,491	$38,797
10/31/2025	$23,353	$23,550	$39,706
11/30/2025	$23,890	$24,212	$39,803
12/31/2025	$24,224	$24,256	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	8.05%	8.25%	9.25%
Russell 2000® Value Index (Benchmark)	12.59%	8.88%	9.27%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 255,621,510
Holdings Count | Holding		1,444
Advisory Fees Paid, Amount		$ 2,543,810
InvestmentCompanyPortfolioTurnover		76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$255,621,510 # of Portfolio Holdings1,444 Total Advisory Fees Paid$2,543,810 Portfolio Turnover Rate76%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.0%)
Derivatives	(0.0%)
Others (each less than 3.0%)	5.5%
Basic Materials	4.8%
Energy	5.1%
Technology	6.6%
Consumer, Non-Cyclical	8.2%
Consumer, Cyclical	14.3%
Industrial	23.9%
Financial	32.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078074
Shareholder Report [Line Items]
Fund Name		Small-Cap Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.86%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Goldman Sachs Asset Management, L.P. ("GSAM") assumed management of the Fund from MFS Investment Management ("MFS") on November 1, 2025. The following are discussions from each sub-adviser for the period it managed the Fund.

GSAM

Top contributors to performance:

+ Stock selection in the information technology and industrial sectors contributed the most to relative returns.

+ Biotechnology company Wave Life Sciences was the top contributing stock due to posting impressive initial data for its obesity drug.

Top detractors from performance:

- Stock selection in the consumer discretionary and health care sectors detracted the most from returns.

- Lifestyle apparel company Kontoor Brands was the top detracting stock as the company fell short of revenue expectations and experienced analyst rating downgrades.

MFS

Top contributors to performance:

+ Security selection in the consumer discretionary and consumer staples sectors contributed to performance.

+ Engineered building solutions company nVent Electric stock price advanced on strong earnings and Infrastructure growth.

Top detractors from performance:

- Security selection in the industrials and information technology sectors detracted from performance.

- Not owning benchmark holding Credo Technology detracted from results as it rose on AI-related solutions adoption.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Growth (Class I)	Russell 2000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,713	$8,917	$9,504
2/29/2016	$8,486	$8,853	$9,491
3/31/2016	$8,982	$9,532	$10,135
4/30/2016	$8,925	$9,627	$10,174
5/31/2016	$9,169	$9,886	$10,357
6/30/2016	$9,174	$9,841	$10,384
7/31/2016	$9,902	$10,484	$10,766
8/31/2016	$10,004	$10,596	$10,782
9/30/2016	$10,178	$10,748	$10,784
10/31/2016	$9,468	$10,080	$10,587
11/30/2016	$9,946	$10,982	$10,979
12/31/2016	$9,754	$11,132	$11,196
1/31/2017	$10,150	$11,313	$11,408
2/28/2017	$10,529	$11,590	$11,861
3/31/2017	$10,577	$11,727	$11,875
4/30/2017	$10,656	$11,943	$11,997
5/31/2017	$10,724	$11,835	$12,166
6/30/2017	$11,014	$12,242	$12,242
7/31/2017	$11,215	$12,346	$12,494
8/31/2017	$11,256	$12,332	$12,532
9/30/2017	$11,800	$13,003	$12,790
10/31/2017	$12,163	$13,205	$13,089
11/30/2017	$12,467	$13,584	$13,490
12/31/2017	$12,701	$13,599	$13,640
1/31/2018	$13,199	$14,129	$14,421
2/28/2018	$13,332	$13,727	$13,890
3/31/2018	$13,635	$13,912	$13,537
4/30/2018	$13,939	$13,926	$13,589
5/31/2018	$15,376	$14,802	$13,916
6/30/2018	$15,697	$14,918	$14,002
7/31/2018	$15,628	$15,175	$14,523
8/31/2018	$17,667	$16,119	$14,996
9/30/2018	$17,622	$15,742	$15,081
10/31/2018	$15,146	$13,750	$14,050
11/30/2018	$15,007	$13,965	$14,337
12/31/2018	$13,406	$12,334	$13,042
1/31/2019	$15,523	$13,758	$14,087
2/28/2019	$17,220	$14,646	$14,540
3/31/2019	$17,035	$14,448	$14,822
4/30/2019	$17,451	$14,888	$15,422
5/31/2019	$16,991	$13,784	$14,442
6/30/2019	$18,580	$14,845	$15,460
7/31/2019	$19,129	$14,990	$15,682
8/31/2019	$18,109	$14,343	$15,434
9/30/2019	$16,470	$14,226	$15,723
10/31/2019	$16,825	$14,630	$16,063
11/30/2019	$17,425	$15,492	$16,646
12/31/2019	$17,684	$15,847	$17,149
1/31/2020	$18,065	$15,672	$17,142
2/29/2020	$17,351	$14,541	$15,731
3/31/2020	$14,676	$11,764	$13,788
4/30/2020	$17,170	$13,516	$15,555
5/31/2020	$19,109	$14,793	$16,296
6/30/2020	$19,818	$15,362	$16,620
7/31/2020	$20,936	$15,889	$17,558
8/31/2020	$22,092	$16,822	$18,820
9/30/2020	$22,047	$16,461	$18,105
10/31/2020	$22,188	$16,586	$17,623
11/30/2020	$24,978	$19,511	$19,552
12/31/2020	$27,511	$21,335	$20,304
1/31/2021	$27,948	$22,363	$20,099
2/28/2021	$28,373	$23,102	$20,653
3/31/2021	$27,797	$22,375	$21,558
4/30/2021	$29,192	$22,863	$22,708
5/31/2021	$28,750	$22,210	$22,867
6/30/2021	$29,952	$23,251	$23,401
7/31/2021	$29,870	$22,404	$23,956
8/31/2021	$30,956	$22,812	$24,685
9/30/2021	$29,572	$21,937	$23,537
10/31/2021	$30,735	$22,964	$25,186
11/30/2021	$28,421	$21,843	$25,011
12/31/2021	$27,976	$21,939	$26,132
1/31/2022	$24,068	$18,999	$24,780
2/28/2022	$23,856	$19,082	$24,038
3/31/2022	$23,448	$19,169	$24,931
4/30/2022	$20,960	$16,817	$22,757
5/31/2022	$20,741	$16,500	$22,798
6/30/2022	$19,054	$15,478	$20,916
7/31/2022	$20,924	$17,211	$22,845
8/31/2022	$20,337	$17,049	$21,913
9/30/2022	$18,424	$15,516	$19,895
10/31/2022	$19,868	$16,988	$21,506
11/30/2022	$20,666	$17,265	$22,708
12/31/2022	$19,605	$16,157	$21,399
1/31/2023	$21,712	$17,764	$22,744
2/28/2023	$21,201	$17,571	$22,189
3/31/2023	$20,966	$17,138	$23,004
4/30/2023	$20,884	$16,939	$23,363
5/31/2023	$20,054	$16,942	$23,464
6/30/2023	$21,689	$18,347	$25,015
7/31/2023	$22,551	$19,204	$25,818
8/31/2023	$21,602	$18,205	$25,407
9/30/2023	$20,287	$17,004	$24,196
10/31/2023	$18,984	$15,692	$23,687
11/30/2023	$20,469	$17,121	$25,850
12/31/2023	$22,389	$19,171	$27,025
1/31/2024	$22,096	$18,556	$27,479
2/29/2024	$23,415	$20,064	$28,946
3/31/2024	$23,924	$20,625	$29,878
4/30/2024	$22,393	$19,037	$28,657
5/31/2024	$22,995	$20,056	$30,078
6/30/2024	$23,014	$20,023	$31,157
7/31/2024	$24,071	$21,662	$31,537
8/31/2024	$23,996	$21,422	$32,302
9/30/2024	$23,880	$21,707	$32,992
10/31/2024	$23,857	$21,419	$32,692
11/30/2024	$25,798	$24,045	$34,611
12/31/2024	$23,855	$22,077	$33,786
1/31/2025	$25,072	$22,775	$34,727
2/28/2025	$23,661	$21,233	$34,274
3/31/2025	$22,084	$19,623	$32,343
4/30/2025	$22,173	$19,497	$32,124
5/31/2025	$23,373	$20,749	$34,146
6/30/2025	$24,790	$21,971	$35,882
7/31/2025	$24,848	$22,345	$36,687
8/31/2025	$25,608	$23,666	$37,431
9/30/2025	$25,827	$24,650	$38,797
10/31/2025	$26,650	$25,447	$39,706
11/30/2025	$26,857	$25,273	$39,803
12/31/2025	$26,717	$24,949	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.99%	(0.58%)	10.33%
Russell 2000® Growth Index (Benchmark)	13.01%	3.18%	9.57%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 363,697,330
Holdings Count | Holding		117
Advisory Fees Paid, Amount		$ 1,878,873
InvestmentCompanyPortfolioTurnover		192.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$363,697,330 # of Portfolio Holdings117 Total Advisory Fees Paid$1,878,873 Portfolio Turnover Rate192%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(2.3%)
Others (each less than 3.0%)	8.5%
Financial	8.6%
Consumer, Cyclical	12.6%
Technology	17.4%
Consumer, Non-Cyclical	26.9%
Industrial	28.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added and Currency Risk and Foreign (Non-U.S.) Markets Risk were removed from the Fund during the reporting period.

  Effective November 1, 2025, Goldman Sachs Asset Management, L.P. began managing the Fund.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added and Currency Risk and Foreign (Non-U.S.) Markets Risk were removed from the Fund during the reporting period.
Material Fund Change Adviser [Text Block]		Effective November 1, 2025, Goldman Sachs Asset Management, L.P. began managing the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098947
Shareholder Report [Line Items]
Fund Name		Small-Cap Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$70	0.66%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Goldman Sachs Asset Management, L.P. ("GSAM") assumed management of the Fund from MFS Investment Management ("MFS") on November 1, 2025. The following are discussions from each sub-adviser for the period it managed the Fund.

GSAM

Top contributors to performance:

+ Stock selection in the information technology and industrial sectors contributed the most to relative returns.

+ Biotechnology company Wave Life Sciences was the top contributing stock due to posting impressive initial data for its obesity drug.

Top detractors from performance:

- Stock selection in the consumer discretionary and health care sectors detracted the most from returns.

- Lifestyle apparel company Kontoor Brands was the top detracting stock as the company fell short of revenue expectations and experienced analyst rating downgrades.

MFS

Top contributors to performance:

+ Security selection in the consumer discretionary and consumer staples sectors contributed to performance.

+ Engineered building solutions company nVent Electric stock price advanced on strong earnings and Infrastructure growth.

Top detractors from performance:

- Security selection in the industrials and information technology sectors detracted from performance.

- Not owning benchmark holding Credo Technology detracted from results as it rose on AI-related solutions adoption.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Growth (Class P)	Russell 2000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,715	$8,917	$9,504
2/29/2016	$8,489	$8,853	$9,491
3/31/2016	$8,987	$9,532	$10,135
4/30/2016	$8,931	$9,627	$10,174
5/31/2016	$9,176	$9,886	$10,357
6/30/2016	$9,183	$9,841	$10,384
7/31/2016	$9,913	$10,484	$10,766
8/31/2016	$10,017	$10,596	$10,782
9/30/2016	$10,193	$10,748	$10,784
10/31/2016	$9,484	$10,080	$10,587
11/30/2016	$9,964	$10,982	$10,979
12/31/2016	$9,773	$11,132	$11,196
1/31/2017	$10,172	$11,313	$11,408
2/28/2017	$10,553	$11,590	$11,861
3/31/2017	$10,603	$11,727	$11,875
4/30/2017	$10,684	$11,943	$11,997
5/31/2017	$10,754	$11,835	$12,166
6/30/2017	$11,047	$12,242	$12,242
7/31/2017	$11,250	$12,346	$12,494
8/31/2017	$11,293	$12,332	$12,532
9/30/2017	$11,840	$13,003	$12,790
10/31/2017	$12,207	$13,205	$13,089
11/30/2017	$12,514	$13,584	$13,490
12/31/2017	$12,751	$13,599	$13,640
1/31/2018	$13,253	$14,129	$14,421
2/28/2018	$13,388	$13,727	$13,890
3/31/2018	$13,695	$13,912	$13,537
4/30/2018	$14,002	$13,926	$13,589
5/31/2018	$15,448	$14,802	$13,916
6/30/2018	$15,774	$14,918	$14,002
7/31/2018	$15,707	$15,175	$14,523
8/31/2018	$17,759	$16,119	$14,996
9/30/2018	$17,717	$15,742	$15,081
10/31/2018	$15,230	$13,750	$14,050
11/30/2018	$15,092	$13,965	$14,337
12/31/2018	$13,484	$12,334	$13,042
1/31/2019	$15,616	$13,758	$14,087
2/28/2019	$17,325	$14,646	$14,540
3/31/2019	$17,142	$14,448	$14,822
4/30/2019	$17,563	$14,888	$15,422
5/31/2019	$17,104	$13,784	$14,442
6/30/2019	$18,706	$14,845	$15,460
7/31/2019	$19,262	$14,990	$15,682
8/31/2019	$18,239	$14,343	$15,434
9/30/2019	$16,591	$14,226	$15,723
10/31/2019	$16,950	$14,630	$16,063
11/30/2019	$17,558	$15,492	$16,646
12/31/2019	$17,822	$15,847	$17,149
1/31/2020	$18,209	$15,672	$17,142
2/29/2020	$17,492	$14,541	$15,731
3/31/2020	$14,798	$11,764	$13,788
4/30/2020	$17,315	$13,516	$15,555
5/31/2020	$19,275	$14,793	$16,296
6/30/2020	$19,993	$15,362	$16,620
7/31/2020	$21,124	$15,889	$17,558
8/31/2020	$22,294	$16,822	$18,820
9/30/2020	$22,253	$16,461	$18,105
10/31/2020	$22,398	$16,586	$17,623
11/30/2020	$25,219	$19,511	$19,552
12/31/2020	$27,782	$21,335	$20,304
1/31/2021	$28,227	$22,363	$20,099
2/28/2021	$28,661	$23,102	$20,653
3/31/2021	$28,084	$22,375	$21,558
4/30/2021	$29,498	$22,863	$22,708
5/31/2021	$29,057	$22,210	$22,867
6/30/2021	$30,276	$23,251	$23,401
7/31/2021	$30,198	$22,404	$23,956
8/31/2021	$31,302	$22,812	$24,685
9/30/2021	$29,907	$21,937	$23,537
10/31/2021	$31,088	$22,964	$25,186
11/30/2021	$28,753	$21,843	$25,011
12/31/2021	$28,308	$21,939	$26,132
1/31/2022	$24,357	$18,999	$24,780
2/28/2022	$24,146	$19,082	$24,038
3/31/2022	$23,738	$19,169	$24,931
4/30/2022	$21,222	$16,817	$22,757
5/31/2022	$21,004	$16,500	$22,798
6/30/2022	$19,299	$15,478	$20,916
7/31/2022	$21,196	$17,211	$22,845
8/31/2022	$20,605	$17,049	$21,913
9/30/2022	$18,670	$15,516	$19,895
10/31/2022	$20,137	$16,988	$21,506
11/30/2022	$20,949	$17,265	$22,708
12/31/2022	$19,878	$16,157	$21,399
1/31/2023	$22,017	$17,764	$22,744
2/28/2023	$21,503	$17,571	$22,189
3/31/2023	$21,268	$17,138	$23,004
4/30/2023	$21,188	$16,939	$23,363
5/31/2023	$20,349	$16,942	$23,464
6/30/2023	$22,012	$18,347	$25,015
7/31/2023	$22,891	$19,204	$25,818
8/31/2023	$21,931	$18,205	$25,407
9/30/2023	$20,600	$17,004	$24,196
10/31/2023	$19,279	$15,692	$23,687
11/30/2023	$20,791	$17,121	$25,850
12/31/2023	$22,745	$19,171	$27,025
1/31/2024	$22,451	$18,556	$27,479
2/29/2024	$23,795	$20,064	$28,946
3/31/2024	$24,316	$20,625	$29,878
4/30/2024	$22,765	$19,037	$28,657
5/31/2024	$23,381	$20,056	$30,078
6/30/2024	$23,403	$20,023	$31,157
7/31/2024	$24,483	$21,662	$31,537
8/31/2024	$24,410	$21,422	$32,302
9/30/2024	$24,296	$21,707	$32,992
10/31/2024	$24,276	$21,419	$32,692
11/30/2024	$26,256	$24,045	$34,611
12/31/2024	$24,283	$22,077	$33,786
1/31/2025	$25,526	$22,775	$34,727
2/28/2025	$24,093	$21,233	$34,274
3/31/2025	$22,492	$19,623	$32,343
4/30/2025	$22,586	$19,497	$32,124
5/31/2025	$23,812	$20,749	$34,146
6/30/2025	$25,260	$21,971	$35,882
7/31/2025	$25,324	$22,345	$36,687
8/31/2025	$26,102	$23,666	$37,431
9/30/2025	$26,330	$24,650	$38,797
10/31/2025	$27,173	$25,447	$39,706
11/30/2025	$27,389	$25,273	$39,803
12/31/2025	$27,250	$24,949	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	12.22%	(0.39%)	10.54%
Russell 2000® Growth Index (Benchmark)	13.01%	3.18%	9.57%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 363,697,330
Holdings Count | Holding		117
Advisory Fees Paid, Amount		$ 1,878,873
InvestmentCompanyPortfolioTurnover		192.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$363,697,330 # of Portfolio Holdings117 Total Advisory Fees Paid$1,878,873 Portfolio Turnover Rate192%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(2.3%)
Others (each less than 3.0%)	8.5%
Financial	8.6%
Consumer, Cyclical	12.6%
Technology	17.4%
Consumer, Non-Cyclical	26.9%
Industrial	28.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added and Currency Risk and Foreign (Non-U.S.) Markets Risk were removed from the Fund during the reporting period.

  Effective November 1, 2025, Goldman Sachs Asset Management, L.P. began managing the Fund.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added and Currency Risk and Foreign (Non-U.S.) Markets Risk were removed from the Fund during the reporting period.
Material Fund Change Adviser [Text Block]		Effective November 1, 2025, Goldman Sachs Asset Management, L.P. began managing the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078116
Shareholder Report [Line Items]
Fund Name		Small-Cap Index Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.57%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell 2000 Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus for the Fund) were the financial, health care and materials sectors.

+ An additional contributor to relative performance was returns from cash holdings and security litigation payments received.

Top detractors from performance:

- Key detractors to the relative performance for its benchmark index were the consumer staples and consumer discretionary sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Index (Class I)	Russell 2000® Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,116	$9,121	$9,504
2/29/2016	$9,114	$9,120	$9,491
3/31/2016	$9,837	$9,848	$10,135
4/30/2016	$9,988	$10,003	$10,174
5/31/2016	$10,207	$10,228	$10,357
6/30/2016	$10,197	$10,222	$10,384
7/31/2016	$10,802	$10,832	$10,766
8/31/2016	$10,987	$11,023	$10,782
9/30/2016	$11,105	$11,146	$10,784
10/31/2016	$10,573	$10,616	$10,587
11/30/2016	$11,747	$11,800	$10,979
12/31/2016	$12,066	$12,131	$11,196
1/31/2017	$12,111	$12,179	$11,408
2/28/2017	$12,338	$12,414	$11,861
3/31/2017	$12,352	$12,430	$11,875
4/30/2017	$12,484	$12,566	$11,997
5/31/2017	$12,221	$12,311	$12,166
6/30/2017	$12,636	$12,736	$12,242
7/31/2017	$12,725	$12,831	$12,494
8/31/2017	$12,558	$12,668	$12,532
9/30/2017	$13,337	$13,458	$12,790
10/31/2017	$13,444	$13,573	$13,089
11/30/2017	$13,826	$13,964	$13,490
12/31/2017	$13,763	$13,908	$13,640
1/31/2018	$14,117	$14,271	$14,421
2/28/2018	$13,565	$13,718	$13,890
3/31/2018	$13,732	$13,896	$13,537
4/30/2018	$13,845	$14,016	$13,589
5/31/2018	$14,680	$14,867	$13,916
6/30/2018	$14,774	$14,973	$14,002
7/31/2018	$15,023	$15,234	$14,523
8/31/2018	$15,667	$15,891	$14,996
9/30/2018	$15,282	$15,509	$15,081
10/31/2018	$13,616	$13,824	$14,050
11/30/2018	$13,827	$14,044	$14,337
12/31/2018	$12,173	$12,376	$13,042
1/31/2019	$13,536	$13,768	$14,087
2/28/2019	$14,234	$14,484	$14,540
3/31/2019	$13,927	$14,181	$14,822
4/30/2019	$14,393	$14,662	$15,422
5/31/2019	$13,269	$13,522	$14,442
6/30/2019	$14,198	$14,478	$15,460
7/31/2019	$14,273	$14,561	$15,682
8/31/2019	$13,560	$13,842	$15,434
9/30/2019	$13,836	$14,130	$15,723
10/31/2019	$14,195	$14,502	$16,063
11/30/2019	$14,774	$15,099	$16,646
12/31/2019	$15,192	$15,535	$17,149
1/31/2020	$14,695	$15,037	$17,142
2/29/2020	$13,451	$13,771	$15,731
3/31/2020	$10,513	$10,779	$13,788
4/30/2020	$11,950	$12,259	$15,555
5/31/2020	$12,725	$13,057	$16,296
6/30/2020	$13,165	$13,519	$16,620
7/31/2020	$13,523	$13,893	$17,558
8/31/2020	$14,281	$14,676	$18,820
9/30/2020	$13,800	$14,185	$18,105
10/31/2020	$14,083	$14,482	$17,623
11/30/2020	$16,670	$17,152	$19,552
12/31/2020	$18,102	$18,636	$20,304
1/31/2021	$19,010	$19,573	$20,099
2/28/2021	$20,188	$20,793	$20,653
3/31/2021	$20,384	$21,002	$21,558
4/30/2021	$20,810	$21,443	$22,708
5/31/2021	$20,836	$21,487	$22,867
6/30/2021	$21,228	$21,904	$23,401
7/31/2021	$20,452	$21,113	$23,956
8/31/2021	$20,899	$21,585	$24,685
9/30/2021	$20,276	$20,949	$23,537
10/31/2021	$21,131	$21,840	$25,186
11/30/2021	$20,239	$20,930	$25,011
12/31/2021	$20,679	$21,397	$26,132
1/31/2022	$18,682	$19,337	$24,780
2/28/2022	$18,874	$19,544	$24,038
3/31/2022	$19,100	$19,787	$24,931
4/30/2022	$17,201	$17,826	$22,757
5/31/2022	$17,222	$17,853	$22,798
6/30/2022	$15,795	$16,385	$20,916
7/31/2022	$17,434	$18,095	$22,845
8/31/2022	$17,068	$17,725	$21,913
9/30/2022	$15,425	$16,026	$19,895
10/31/2022	$17,117	$17,790	$21,506
11/30/2022	$17,508	$18,206	$22,708
12/31/2022	$16,365	$17,024	$21,399
1/31/2023	$17,956	$18,684	$22,744
2/28/2023	$17,646	$18,368	$22,189
3/31/2023	$16,798	$17,491	$23,004
4/30/2023	$16,487	$17,176	$23,363
5/31/2023	$16,330	$17,017	$23,464
6/30/2023	$17,643	$18,401	$25,015
7/31/2023	$18,702	$19,526	$25,818
8/31/2023	$17,755	$18,549	$25,407
9/30/2023	$16,700	$17,457	$24,196
10/31/2023	$15,556	$16,267	$23,687
11/30/2023	$16,957	$17,739	$25,850
12/31/2023	$19,016	$19,906	$27,025
1/31/2024	$18,269	$19,132	$27,479
2/29/2024	$19,291	$20,214	$28,946
3/31/2024	$19,971	$20,938	$29,878
4/30/2024	$18,558	$19,464	$28,657
5/31/2024	$19,479	$20,440	$30,078
6/30/2024	$19,289	$20,251	$31,157
7/31/2024	$21,234	$22,309	$31,537
8/31/2024	$20,906	$21,976	$32,302
9/30/2024	$21,042	$22,129	$32,992
10/31/2024	$20,726	$21,810	$32,692
11/30/2024	$22,989	$24,202	$34,611
12/31/2024	$21,076	$22,203	$33,786
1/31/2025	$21,619	$22,785	$34,727
2/28/2025	$20,457	$21,567	$34,274
3/31/2025	$19,055	$20,099	$32,343
4/30/2025	$18,607	$19,634	$32,124
5/31/2025	$19,591	$20,683	$34,146
6/30/2025	$20,643	$21,807	$35,882
7/31/2025	$20,990	$22,185	$36,687
8/31/2025	$22,480	$23,770	$37,431
9/30/2025	$23,174	$24,510	$38,797
10/31/2025	$23,584	$24,953	$39,706
11/30/2025	$23,803	$25,193	$39,803
12/31/2025	$23,652	$25,047	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.22%	5.49%	8.99%
Russell 2000® Index (Benchmark)	12.81%	6.09%	9.62%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 753,919,176
Holdings Count | Holding		1,960
Advisory Fees Paid, Amount		$ 2,098,631
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$753,919,176 # of Portfolio Holdings1,960 Total Advisory Fees Paid$2,098,631 Portfolio Turnover Rate15%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(7.1%)
Derivatives	(0.0%)
Others (each less than 3.0%)	0.0%
Utilities	3.0%
Basic Materials	3.9%
Energy	5.0%
Communications	5.3%
Securities Lending Collateral	7.8%
Technology	9.3%
Consumer, Cyclical	9.7%
Industrial	16.6%
Financial	23.2%
Consumer, Non-Cyclical	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098975
Shareholder Report [Line Items]
Fund Name		Small-Cap Index Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.37%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.37%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell 2000 Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus for the Fund) were the financial, health care and materials sectors.

+ An additional contributor to relative performance was returns from cash holdings and security litigation payments received.

Top detractors from performance:

- Key detractors to the relative performance for its benchmark index were the consumer staples and consumer discretionary sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Index (Class P)	Russell 2000® Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,118	$9,121	$9,504
2/29/2016	$9,117	$9,120	$9,491
3/31/2016	$9,842	$9,848	$10,135
4/30/2016	$9,995	$10,003	$10,174
5/31/2016	$10,216	$10,228	$10,357
6/30/2016	$10,207	$10,222	$10,384
7/31/2016	$10,815	$10,832	$10,766
8/31/2016	$11,002	$11,023	$10,782
9/30/2016	$11,121	$11,146	$10,784
10/31/2016	$10,591	$10,616	$10,587
11/30/2016	$11,769	$11,800	$10,979
12/31/2016	$12,090	$12,131	$11,196
1/31/2017	$12,137	$12,179	$11,408
2/28/2017	$12,367	$12,414	$11,861
3/31/2017	$12,383	$12,430	$11,875
4/30/2017	$12,517	$12,566	$11,997
5/31/2017	$12,255	$12,311	$12,166
6/30/2017	$12,674	$12,736	$12,242
7/31/2017	$12,765	$12,831	$12,494
8/31/2017	$12,599	$12,668	$12,532
9/30/2017	$13,383	$13,458	$12,790
10/31/2017	$13,493	$13,573	$13,089
11/30/2017	$13,879	$13,964	$13,490
12/31/2017	$13,818	$13,908	$13,640
1/31/2018	$14,175	$14,271	$14,421
2/28/2018	$13,623	$13,718	$13,890
3/31/2018	$13,793	$13,896	$13,537
4/30/2018	$13,910	$14,016	$13,589
5/31/2018	$14,750	$14,867	$13,916
6/30/2018	$14,847	$14,973	$14,002
7/31/2018	$15,100	$15,234	$14,523
8/31/2018	$15,750	$15,891	$14,996
9/30/2018	$15,366	$15,509	$15,081
10/31/2018	$13,693	$13,824	$14,050
11/30/2018	$13,907	$14,044	$14,337
12/31/2018	$12,246	$12,376	$13,042
1/31/2019	$13,620	$13,768	$14,087
2/28/2019	$14,323	$14,484	$14,540
3/31/2019	$14,017	$14,181	$14,822
4/30/2019	$14,489	$14,662	$15,422
5/31/2019	$13,359	$13,522	$14,442
6/30/2019	$14,297	$14,478	$15,460
7/31/2019	$14,375	$14,561	$15,682
8/31/2019	$13,660	$13,842	$15,434
9/30/2019	$13,940	$14,130	$15,723
10/31/2019	$14,303	$14,502	$16,063
11/30/2019	$14,889	$15,099	$16,646
12/31/2019	$15,313	$15,535	$17,149
1/31/2020	$14,815	$15,037	$17,142
2/29/2020	$13,563	$13,771	$15,731
3/31/2020	$10,602	$10,779	$13,788
4/30/2020	$12,054	$12,259	$15,555
5/31/2020	$12,838	$13,057	$16,296
6/30/2020	$13,284	$13,519	$16,620
7/31/2020	$13,647	$13,893	$17,558
8/31/2020	$14,414	$14,676	$18,820
9/30/2020	$13,931	$14,185	$18,105
10/31/2020	$14,219	$14,482	$17,623
11/30/2020	$16,834	$17,152	$19,552
12/31/2020	$18,283	$18,636	$20,304
1/31/2021	$19,203	$19,573	$20,099
2/28/2021	$20,396	$20,793	$20,653
3/31/2021	$20,598	$21,002	$21,558
4/30/2021	$21,032	$21,443	$22,708
5/31/2021	$21,061	$21,487	$22,867
6/30/2021	$21,461	$21,904	$23,401
7/31/2021	$20,680	$21,113	$23,956
8/31/2021	$21,137	$21,585	$24,685
9/30/2021	$20,509	$20,949	$23,537
10/31/2021	$21,378	$21,840	$25,186
11/30/2021	$20,479	$20,930	$25,011
12/31/2021	$20,928	$21,397	$26,132
1/31/2022	$18,910	$19,337	$24,780
2/28/2022	$19,107	$19,544	$24,038
3/31/2022	$19,340	$19,787	$24,931
4/30/2022	$17,420	$17,826	$22,757
5/31/2022	$17,444	$17,853	$22,798
6/30/2022	$16,001	$16,385	$20,916
7/31/2022	$17,664	$18,095	$22,845
8/31/2022	$17,297	$17,725	$21,913
9/30/2022	$15,634	$16,026	$19,895
10/31/2022	$17,352	$17,790	$21,506
11/30/2022	$17,752	$18,206	$22,708
12/31/2022	$16,595	$17,024	$21,399
1/31/2023	$18,211	$18,684	$22,744
2/28/2023	$17,900	$18,368	$22,189
3/31/2023	$17,042	$17,491	$23,004
4/30/2023	$16,730	$17,176	$23,363
5/31/2023	$16,573	$17,017	$23,464
6/30/2023	$17,909	$18,401	$25,015
7/31/2023	$18,987	$19,526	$25,818
8/31/2023	$18,028	$18,549	$25,407
9/30/2023	$16,960	$17,457	$24,196
10/31/2023	$15,800	$16,267	$23,687
11/30/2023	$17,226	$17,739	$25,850
12/31/2023	$19,322	$19,906	$27,025
1/31/2024	$18,566	$19,132	$27,479
2/29/2024	$19,608	$20,214	$28,946
3/31/2024	$20,302	$20,938	$29,878
4/30/2024	$18,869	$19,464	$28,657
5/31/2024	$19,809	$20,440	$30,078
6/30/2024	$19,619	$20,251	$31,157
7/31/2024	$21,601	$22,309	$31,537
8/31/2024	$21,271	$21,976	$32,302
9/30/2024	$21,413	$22,129	$32,992
10/31/2024	$21,095	$21,810	$32,692
11/30/2024	$23,401	$24,202	$34,611
12/31/2024	$21,458	$22,203	$33,786
1/31/2025	$22,014	$22,785	$34,727
2/28/2025	$20,834	$21,567	$34,274
3/31/2025	$19,410	$20,099	$32,343
4/30/2025	$18,956	$19,634	$32,124
5/31/2025	$19,962	$20,683	$34,146
6/30/2025	$21,038	$21,807	$35,882
7/31/2025	$21,395	$22,185	$36,687
8/31/2025	$22,918	$23,770	$37,431
9/30/2025	$23,629	$24,510	$38,797
10/31/2025	$24,051	$24,953	$39,706
11/30/2025	$24,279	$25,193	$39,803
12/31/2025	$24,128	$25,047	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	12.44%	5.71%	9.21%
Russell 2000® Index (Benchmark)	12.81%	6.09%	9.62%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 753,919,176
Holdings Count | Holding		1,960
Advisory Fees Paid, Amount		$ 2,098,631
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$753,919,176 # of Portfolio Holdings1,960 Total Advisory Fees Paid$2,098,631 Portfolio Turnover Rate15%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(7.1%)
Derivatives	(0.0%)
Others (each less than 3.0%)	0.0%
Utilities	3.0%
Basic Materials	3.9%
Energy	5.0%
Communications	5.3%
Securities Lending Collateral	7.8%
Technology	9.3%
Consumer, Cyclical	9.7%
Industrial	16.6%
Financial	23.2%
Consumer, Non-Cyclical	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000253936
Shareholder Report [Line Items]
Fund Name		Small-Cap Plus Bond Alpha Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.70%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the Russell 2000 Index through a total return swap contributed to performance.

+ An overweight to the value stocks relative to the benchmark index contributed to performance.

+ An underweight to the growth stocks relative to the benchmark index contributed to performance.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

- Detractors from its benchmark index (and thus this portion of the Fund) included exposure to the energy and consumer staples sectors.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Plus Bond Alpha (Class I)	Russell 2000® Index	S&P 500® Index
10/31/2024	$10,000	$10,000	$10,000
10/31/2024	$10,000	$9,838	$9,815
11/30/2024	$11,092	$10,917	$10,391
12/31/2024	$10,150	$10,015	$10,143
1/31/2025	$10,414	$10,278	$10,426
2/28/2025	$9,933	$9,728	$10,289
3/31/2025	$9,263	$9,066	$9,710
4/30/2025	$8,988	$8,856	$9,644
5/31/2025	$9,441	$9,329	$10,251
6/30/2025	$9,944	$9,836	$10,772
7/31/2025	$10,101	$10,007	$11,014
8/31/2025	$10,873	$10,722	$11,237
9/30/2025	$11,197	$11,056	$11,647
10/31/2025	$11,358	$11,256	$11,920
11/30/2025	$11,480	$11,364	$11,949
12/31/2025	$11,418	$11,298	$11,957

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 31, 2024
Class I	12.49%	12.00%
Russell 2000® Index (Benchmark)	12.81%	11.02%
S&P 500® Index (Regulatory)	17.88%	16.50%

Performance Inception Date		Oct. 31, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 200,962,976
Holdings Count | Holding		428
Advisory Fees Paid, Amount		$ 495,002
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$200,962,976 # of Portfolio Holdings428 Total Advisory Fees Paid$495,002 Portfolio Turnover Rate22%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	3.9%
Derivatives	(2.1%)
Others (each less than 3.0%)	0.3%
Mortgage-Backed Securities	3.0%
U.S. Treasury Obligations	10.3%
Short-Term Investments	17.9%
Asset-Backed Securities	18.9%
Corporate Bonds & Notes	47.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000253935
Shareholder Report [Line Items]
Fund Name		Small-Cap Plus Bond Alpha Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$53	0.50%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the Russell 2000 Index through a total return swap contributed to performance.

+ An overweight to the value stocks relative to the benchmark index contributed to performance.

+ An underweight to the growth stocks relative to the benchmark index contributed to performance.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

- Detractors from its benchmark index (and thus this portion of the Fund) included exposure to the energy and consumer staples sectors.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Plus Bond Alpha (Class P)	Russell 2000® Index	S&P 500® Index
10/31/2024	$10,000	$10,000	$10,000
10/31/2024	$10,000	$9,838	$9,815
11/30/2024	$11,094	$10,917	$10,391
12/31/2024	$10,153	$10,015	$10,143
1/31/2025	$10,419	$10,278	$10,426
2/28/2025	$9,940	$9,728	$10,289
3/31/2025	$9,270	$9,066	$9,710
4/30/2025	$8,997	$8,856	$9,644
5/31/2025	$9,452	$9,329	$10,251
6/30/2025	$9,957	$9,836	$10,772
7/31/2025	$10,116	$10,007	$11,014
8/31/2025	$10,891	$10,722	$11,237
9/30/2025	$11,218	$11,056	$11,647
10/31/2025	$11,380	$11,256	$11,920
11/30/2025	$11,505	$11,364	$11,949
12/31/2025	$11,445	$11,298	$11,957

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 31, 2024
Class P	12.72%	12.22%
Russell 2000® Index (Benchmark)	12.81%	11.02%
S&P 500® Index (Regulatory)	17.88%	16.50%

Performance Inception Date		Oct. 31, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 200,962,976
Holdings Count | Holding		428
Advisory Fees Paid, Amount		$ 495,002
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$200,962,976 # of Portfolio Holdings428 Total Advisory Fees Paid$495,002 Portfolio Turnover Rate22%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	3.9%
Derivatives	(2.1%)
Others (each less than 3.0%)	0.3%
Mortgage-Backed Securities	3.0%
U.S. Treasury Obligations	10.3%
Short-Term Investments	17.9%
Asset-Backed Securities	18.9%
Corporate Bonds & Notes	47.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078075
Shareholder Report [Line Items]
Fund Name		Small-Cap Value Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.84%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Fund’s exclusion of real estate investment trusts, which underperformed during the reporting period, contributed to relative performance.

+ Sector weights in the strategy are a byproduct of the Fund's emphasis on companies with higher book-to-market and profitability characteristics. The Fund’s resulting overweight (relative to its benchmark index, the Russell 2000 Value Index) to the materials sector, which sharply outperformed during the reporting period, aided results.

Top detractors from performance:

- The primary driver of underperformance was the Fund’s overweight to companies with higher profitability and underweight to companies with lower profits. Companies with the lowest profitability outperformed other small capitalization issuers during the reporting period.

- An underweight in the outperforming health care sector and overweight in the underperforming energy sector, both resulting from the strategy’s emphasis on small capitalization issuers with higher book-to-market and profitability characteristics, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Value (Class I)	Russell 2000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,375	$9,328	$9,504
2/29/2016	$9,559	$9,392	$9,491
3/31/2016	$10,422	$10,170	$10,135
4/30/2016	$10,488	$10,386	$10,174
5/31/2016	$10,606	$10,576	$10,357
6/30/2016	$10,447	$10,608	$10,384
7/31/2016	$11,069	$11,181	$10,766
8/31/2016	$11,354	$11,458	$10,782
9/30/2016	$11,420	$11,549	$10,784
10/31/2016	$11,121	$11,169	$10,587
11/30/2016	$12,636	$12,652	$10,979
12/31/2016	$12,960	$13,174	$11,196
1/31/2017	$12,969	$13,080	$11,408
2/28/2017	$13,036	$13,269	$11,861
3/31/2017	$12,925	$13,157	$11,875
4/30/2017	$12,934	$13,209	$11,997
5/31/2017	$12,655	$12,797	$12,166
6/30/2017	$12,916	$13,245	$12,242
7/31/2017	$13,080	$13,329	$12,494
8/31/2017	$12,519	$13,001	$12,532
9/30/2017	$13,558	$13,922	$12,790
10/31/2017	$13,739	$13,940	$13,089
11/30/2017	$14,091	$14,344	$13,490
12/31/2017	$14,081	$14,207	$13,640
1/31/2018	$14,290	$14,382	$14,421
2/28/2018	$13,553	$13,663	$13,890
3/31/2018	$13,747	$13,832	$13,537
4/30/2018	$14,050	$14,071	$13,589
5/31/2018	$14,564	$14,890	$13,916
6/30/2018	$14,581	$14,980	$14,002
7/31/2018	$14,772	$15,245	$14,523
8/31/2018	$15,046	$15,608	$14,996
9/30/2018	$14,748	$15,221	$15,081
10/31/2018	$13,255	$13,858	$14,050
11/30/2018	$13,446	$14,081	$14,337
12/31/2018	$11,787	$12,379	$13,042
1/31/2019	$13,189	$13,733	$14,087
2/28/2019	$13,618	$14,267	$14,540
3/31/2019	$13,165	$13,856	$14,822
4/30/2019	$13,684	$14,380	$15,422
5/31/2019	$12,528	$13,205	$14,442
6/30/2019	$13,529	$14,046	$15,460
7/31/2019	$13,732	$14,069	$15,682
8/31/2019	$12,811	$13,284	$15,434
9/30/2019	$13,407	$13,966	$15,723
10/31/2019	$13,556	$14,304	$16,063
11/30/2019	$14,061	$14,639	$16,646
12/31/2019	$14,449	$15,151	$17,149
1/31/2020	$13,665	$14,334	$17,142
2/29/2020	$12,187	$12,941	$15,731
3/31/2020	$8,976	$9,748	$13,788
4/30/2020	$10,288	$10,951	$15,555
5/31/2020	$10,645	$11,265	$16,296
6/30/2020	$10,889	$11,591	$16,620
7/31/2020	$11,187	$11,830	$17,558
8/31/2020	$11,570	$12,468	$18,820
9/30/2020	$11,043	$11,887	$18,105
10/31/2020	$11,608	$12,313	$17,623
11/30/2020	$13,705	$14,690	$19,552
12/31/2020	$14,946	$15,853	$20,304
1/31/2021	$15,397	$16,688	$20,099
2/28/2021	$17,593	$18,255	$20,653
3/31/2021	$18,767	$19,209	$21,558
4/30/2021	$19,438	$19,598	$22,708
5/31/2021	$20,110	$20,208	$22,867
6/30/2021	$19,359	$20,085	$23,401
7/31/2021	$18,859	$19,366	$23,956
8/31/2021	$19,398	$19,885	$24,685
9/30/2021	$19,247	$19,486	$23,537
10/31/2021	$19,959	$20,229	$25,186
11/30/2021	$19,229	$19,538	$25,011
12/31/2021	$20,268	$20,335	$26,132
1/31/2022	$19,324	$19,150	$24,780
2/28/2022	$19,468	$19,467	$24,038
3/31/2022	$19,146	$19,847	$24,931
4/30/2022	$17,622	$18,307	$22,757
5/31/2022	$18,052	$18,658	$22,798
6/30/2022	$16,180	$16,815	$20,916
7/31/2022	$17,813	$18,443	$22,845
8/31/2022	$17,015	$17,860	$21,913
9/30/2022	$15,332	$16,040	$19,895
10/31/2022	$17,376	$18,059	$21,506
11/30/2022	$17,945	$18,611	$22,708
12/31/2022	$16,861	$17,390	$21,399
1/31/2023	$18,444	$19,050	$22,744
2/28/2023	$18,163	$18,610	$22,189
3/31/2023	$16,766	$17,276	$23,004
4/30/2023	$16,149	$16,845	$23,363
5/31/2023	$15,505	$16,514	$23,464
6/30/2023	$16,825	$17,825	$25,015
7/31/2023	$17,791	$19,171	$25,818
8/31/2023	$17,043	$18,248	$25,407
9/30/2023	$16,090	$17,298	$24,196
10/31/2023	$15,085	$16,266	$23,687
11/30/2023	$16,244	$17,730	$25,850
12/31/2023	$18,130	$19,937	$27,025
1/31/2024	$17,340	$19,031	$27,479
2/29/2024	$17,895	$19,654	$28,946
3/31/2024	$18,820	$20,515	$29,878
4/30/2024	$17,470	$19,208	$28,657
5/31/2024	$18,330	$20,107	$30,078
6/30/2024	$17,768	$19,768	$31,157
7/31/2024	$19,686	$22,177	$31,537
8/31/2024	$18,968	$21,761	$32,302
9/30/2024	$19,063	$21,774	$32,992
10/31/2024	$18,805	$21,434	$32,692
11/30/2024	$20,935	$23,501	$34,611
12/31/2024	$19,251	$21,543	$33,786
1/31/2025	$19,661	$21,985	$34,727
2/28/2025	$18,613	$21,144	$34,274
3/31/2025	$17,456	$19,875	$32,343
4/30/2025	$16,562	$19,077	$32,124
5/31/2025	$17,662	$19,878	$34,146
6/30/2025	$18,302	$20,862	$35,882
7/31/2025	$18,465	$21,230	$36,687
8/31/2025	$19,913	$23,028	$37,431
9/30/2025	$19,812	$23,491	$38,797
10/31/2025	$19,347	$23,550	$39,706
11/30/2025	$20,096	$24,212	$39,803
12/31/2025	$20,349	$24,256	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.70%	6.37%	7.36%
Russell 2000® Value Index (Benchmark)	12.59%	8.88%	9.27%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 282,732,505
Holdings Count | Holding		489
Advisory Fees Paid, Amount		$ 1,999,389
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$282,732,505 # of Portfolio Holdings489 Total Advisory Fees Paid$1,999,389 Portfolio Turnover Rate48%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.6%)
Others (each less than 3.0%)	3.6%
Communications	4.4%
Basic Materials	4.5%
Consumer, Non-Cyclical	8.6%
Energy	14.3%
Industrial	15.4%
Consumer, Cyclical	21.6%
Financial	29.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098948
Shareholder Report [Line Items]
Fund Name		Small-Cap Value Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$66	0.64%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.64%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Fund’s exclusion of real estate investment trusts, which underperformed during the reporting period, contributed to relative performance.

+ Sector weights in the strategy are a byproduct of the Fund's emphasis on companies with higher book-to-market and profitability characteristics. The Fund’s resulting overweight (relative to its benchmark index, the Russell 2000 Value Index) to the materials sector, which sharply outperformed during the reporting period, aided results.

Top detractors from performance:

- The primary driver of underperformance was the Fund’s overweight to companies with higher profitability and underweight to companies with lower profits. Companies with the lowest profitability outperformed other small capitalization issuers during the reporting period.

- An underweight in the outperforming health care sector and overweight in the underperforming energy sector, both resulting from the strategy’s emphasis on small capitalization issuers with higher book-to-market and profitability characteristics, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Value (Class P)	Russell 2000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,376	$9,328	$9,504
2/29/2016	$9,562	$9,392	$9,491
3/31/2016	$10,427	$10,170	$10,135
4/30/2016	$10,495	$10,386	$10,174
5/31/2016	$10,615	$10,576	$10,357
6/30/2016	$10,457	$10,608	$10,384
7/31/2016	$11,082	$11,181	$10,766
8/31/2016	$11,369	$11,458	$10,782
9/30/2016	$11,437	$11,549	$10,784
10/31/2016	$11,139	$11,169	$10,587
11/30/2016	$12,659	$12,652	$10,979
12/31/2016	$12,985	$13,174	$11,196
1/31/2017	$12,997	$13,080	$11,408
2/28/2017	$13,066	$13,269	$11,861
3/31/2017	$12,957	$13,157	$11,875
4/30/2017	$12,969	$13,209	$11,997
5/31/2017	$12,691	$12,797	$12,166
6/30/2017	$12,954	$13,245	$12,242
7/31/2017	$13,121	$13,329	$12,494
8/31/2017	$12,560	$13,001	$12,532
9/30/2017	$13,605	$13,922	$12,790
10/31/2017	$13,789	$13,940	$13,089
11/30/2017	$14,144	$14,344	$13,490
12/31/2017	$14,137	$14,207	$13,640
1/31/2018	$14,350	$14,382	$14,421
2/28/2018	$13,611	$13,663	$13,890
3/31/2018	$13,809	$13,832	$13,537
4/30/2018	$14,115	$14,071	$13,589
5/31/2018	$14,634	$14,890	$13,916
6/30/2018	$14,653	$14,980	$14,002
7/31/2018	$14,847	$15,245	$14,523
8/31/2018	$15,126	$15,608	$14,996
9/30/2018	$14,828	$15,221	$15,081
10/31/2018	$13,330	$13,858	$14,050
11/30/2018	$13,524	$14,081	$14,337
12/31/2018	$11,858	$12,379	$13,042
1/31/2019	$13,270	$13,733	$14,087
2/28/2019	$13,704	$14,267	$14,540
3/31/2019	$13,250	$13,856	$14,822
4/30/2019	$13,775	$14,380	$15,422
5/31/2019	$12,613	$13,205	$14,442
6/30/2019	$13,624	$14,046	$15,460
7/31/2019	$13,830	$14,069	$15,682
8/31/2019	$12,905	$13,284	$15,434
9/30/2019	$13,507	$13,966	$15,723
10/31/2019	$13,659	$14,304	$16,063
11/30/2019	$14,171	$14,639	$16,646
12/31/2019	$14,565	$15,151	$17,149
1/31/2020	$13,777	$14,334	$17,142
2/29/2020	$12,289	$12,941	$15,731
3/31/2020	$9,053	$9,748	$13,788
4/30/2020	$10,377	$10,951	$15,555
5/31/2020	$10,739	$11,265	$16,296
6/30/2020	$10,987	$11,591	$16,620
7/31/2020	$11,289	$11,830	$17,558
8/31/2020	$11,677	$12,468	$18,820
9/30/2020	$11,148	$11,887	$18,105
10/31/2020	$11,721	$12,313	$17,623
11/30/2020	$13,840	$14,690	$19,552
12/31/2020	$15,095	$15,853	$20,304
1/31/2021	$15,553	$16,688	$20,099
2/28/2021	$17,775	$18,255	$20,653
3/31/2021	$18,964	$19,209	$21,558
4/30/2021	$19,645	$19,598	$22,708
5/31/2021	$20,328	$20,208	$22,867
6/30/2021	$19,572	$20,085	$23,401
7/31/2021	$19,070	$19,366	$23,956
8/31/2021	$19,618	$19,885	$24,685
9/30/2021	$19,468	$19,486	$23,537
10/31/2021	$20,192	$20,229	$25,186
11/30/2021	$19,457	$19,538	$25,011
12/31/2021	$20,511	$20,335	$26,132
1/31/2022	$19,560	$19,150	$24,780
2/28/2022	$19,709	$19,467	$24,038
3/31/2022	$19,385	$19,847	$24,931
4/30/2022	$17,845	$18,307	$22,757
5/31/2022	$18,284	$18,658	$22,798
6/30/2022	$16,391	$16,815	$20,916
7/31/2022	$18,048	$18,443	$22,845
8/31/2022	$17,243	$17,860	$21,913
9/30/2022	$15,540	$16,040	$19,895
10/31/2022	$17,614	$18,059	$21,506
11/30/2022	$18,194	$18,611	$22,708
12/31/2022	$17,098	$17,390	$21,399
1/31/2023	$18,706	$19,050	$22,744
2/28/2023	$18,424	$18,610	$22,189
3/31/2023	$17,010	$17,276	$23,004
4/30/2023	$16,386	$16,845	$23,363
5/31/2023	$15,736	$16,514	$23,464
6/30/2023	$17,078	$17,825	$25,015
7/31/2023	$18,062	$19,171	$25,818
8/31/2023	$17,306	$18,248	$25,407
9/30/2023	$16,341	$17,298	$24,196
10/31/2023	$15,322	$16,266	$23,687
11/30/2023	$16,503	$17,730	$25,850
12/31/2023	$18,422	$19,937	$27,025
1/31/2024	$17,622	$19,031	$27,479
2/29/2024	$18,189	$19,654	$28,946
3/31/2024	$19,132	$20,515	$29,878
4/30/2024	$17,762	$19,208	$28,657
5/31/2024	$18,640	$20,107	$30,078
6/30/2024	$18,072	$19,768	$31,157
7/31/2024	$20,026	$22,177	$31,537
8/31/2024	$19,299	$21,761	$32,302
9/30/2024	$19,398	$21,774	$32,992
10/31/2024	$19,139	$21,434	$32,692
11/30/2024	$21,310	$23,501	$34,611
12/31/2024	$19,600	$21,543	$33,786
1/31/2025	$20,021	$21,985	$34,727
2/28/2025	$18,956	$21,144	$34,274
3/31/2025	$17,781	$19,875	$32,343
4/30/2025	$16,873	$19,077	$32,124
5/31/2025	$17,997	$19,878	$34,146
6/30/2025	$18,652	$20,862	$35,882
7/31/2025	$18,821	$21,230	$36,687
8/31/2025	$20,301	$23,028	$37,431
9/30/2025	$20,201	$23,491	$38,797
10/31/2025	$19,730	$23,550	$39,706
11/30/2025	$20,497	$24,212	$39,803
12/31/2025	$20,759	$24,256	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	5.91%	6.58%	7.58%
Russell 2000® Value Index (Benchmark)	12.59%	8.88%	9.27%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 282,732,505
Holdings Count | Holding		489
Advisory Fees Paid, Amount		$ 1,999,389
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$282,732,505 # of Portfolio Holdings489 Total Advisory Fees Paid$1,999,389 Portfolio Turnover Rate48%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.6%)
Others (each less than 3.0%)	3.6%
Communications	4.4%
Basic Materials	4.5%
Consumer, Non-Cyclical	8.6%
Energy	14.3%
Industrial	15.4%
Consumer, Cyclical	21.6%
Financial	29.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078084
Shareholder Report [Line Items]
Fund Name		Value Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.87%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Performance for U.S. large capitalization value stocks, as represented by its benchmark index the Russell 1000 Value Index, was generally positive gains during the reporting period.

+ In aggregate, security selection was the largest driver of relative outperformance. Holdings in the financials, utilities, consumer discretionary and consumer staples sectors contributed most to performance.

+ The Fund benefited from relative underweight positioning in the real estate and information technology sectors.

Top detractors from performance:

- Sector allocation decisions had a negative impact on relative performance. Underweight positioning in the communication services sector and overweight positioning in the consumer staples sector were most impactful.

- Security selection in the communication services and information technology sectors detracted.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Value (Class I)	Russell 1000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,237	$9,483	$9,504
2/29/2016	$9,133	$9,481	$9,491
3/31/2016	$9,801	$10,164	$10,135
4/30/2016	$10,121	$10,377	$10,174
5/31/2016	$10,140	$10,539	$10,357
6/30/2016	$9,983	$10,630	$10,384
7/31/2016	$10,388	$10,938	$10,766
8/31/2016	$10,659	$11,023	$10,782
9/30/2016	$10,667	$11,000	$10,784
10/31/2016	$10,576	$10,829	$10,587
11/30/2016	$11,535	$11,448	$10,979
12/31/2016	$11,750	$11,734	$11,196
1/31/2017	$11,822	$11,818	$11,408
2/28/2017	$12,158	$12,242	$11,861
3/31/2017	$11,976	$12,118	$11,875
4/30/2017	$11,974	$12,095	$11,997
5/31/2017	$11,877	$12,083	$12,166
6/30/2017	$12,143	$12,281	$12,242
7/31/2017	$12,366	$12,444	$12,494
8/31/2017	$12,242	$12,299	$12,532
9/30/2017	$12,874	$12,663	$12,790
10/31/2017	$13,128	$12,755	$13,089
11/30/2017	$13,519	$13,146	$13,490
12/31/2017	$13,837	$13,337	$13,640
1/31/2018	$14,520	$13,853	$14,421
2/28/2018	$13,784	$13,192	$13,890
3/31/2018	$13,482	$12,960	$13,537
4/30/2018	$13,777	$13,002	$13,589
5/31/2018	$13,873	$13,080	$13,916
6/30/2018	$13,818	$13,112	$14,002
7/31/2018	$14,392	$13,631	$14,523
8/31/2018	$14,498	$13,832	$14,996
9/30/2018	$14,497	$13,860	$15,081
10/31/2018	$13,375	$13,142	$14,050
11/30/2018	$13,566	$13,534	$14,337
12/31/2018	$12,125	$12,235	$13,042
1/31/2019	$13,218	$13,187	$14,087
2/28/2019	$13,553	$13,608	$14,540
3/31/2019	$13,524	$13,695	$14,822
4/30/2019	$14,193	$14,181	$15,422
5/31/2019	$13,018	$13,269	$14,442
6/30/2019	$13,898	$14,221	$15,460
7/31/2019	$14,079	$14,339	$15,682
8/31/2019	$13,321	$13,918	$15,434
9/30/2019	$13,857	$14,414	$15,723
10/31/2019	$14,043	$14,616	$16,063
11/30/2019	$14,556	$15,068	$16,646
12/31/2019	$15,122	$15,482	$17,149
1/31/2020	$14,391	$15,149	$17,142
2/29/2020	$12,933	$13,682	$15,731
3/31/2020	$10,291	$11,344	$13,788
4/30/2020	$11,557	$12,619	$15,555
5/31/2020	$11,905	$13,051	$16,296
6/30/2020	$12,046	$12,965	$16,620
7/31/2020	$12,339	$13,477	$17,558
8/31/2020	$12,839	$14,035	$18,820
9/30/2020	$12,288	$13,690	$18,105
10/31/2020	$12,172	$13,510	$17,623
11/30/2020	$13,662	$15,327	$19,552
12/31/2020	$14,073	$15,915	$20,304
1/31/2021	$13,883	$15,769	$20,099
2/28/2021	$14,374	$16,722	$20,653
3/31/2021	$15,369	$17,706	$21,558
4/30/2021	$15,864	$18,414	$22,708
5/31/2021	$16,235	$18,844	$22,867
6/30/2021	$16,004	$18,628	$23,401
7/31/2021	$16,295	$18,777	$23,956
8/31/2021	$16,528	$19,150	$24,685
9/30/2021	$16,090	$18,483	$23,537
10/31/2021	$16,702	$19,422	$25,186
11/30/2021	$16,012	$18,737	$25,011
12/31/2021	$17,119	$19,919	$26,132
1/31/2022	$17,141	$19,455	$24,780
2/28/2022	$17,032	$19,229	$24,038
3/31/2022	$17,490	$19,772	$24,931
4/30/2022	$16,698	$18,657	$22,757
5/31/2022	$17,109	$19,020	$22,798
6/30/2022	$15,849	$17,358	$20,916
7/31/2022	$16,509	$18,509	$22,845
8/31/2022	$15,991	$17,957	$21,913
9/30/2022	$14,841	$16,383	$19,895
10/31/2022	$16,431	$18,063	$21,506
11/30/2022	$17,389	$19,191	$22,708
12/31/2022	$17,028	$18,418	$21,399
1/31/2023	$17,506	$19,372	$22,744
2/28/2023	$16,998	$18,689	$22,189
3/31/2023	$16,737	$18,603	$23,004
4/30/2023	$17,137	$18,883	$23,363
5/31/2023	$16,222	$18,155	$23,464
6/30/2023	$17,163	$19,361	$25,015
7/31/2023	$17,477	$20,042	$25,818
8/31/2023	$16,953	$19,501	$25,407
9/30/2023	$16,325	$18,748	$24,196
10/31/2023	$15,966	$18,087	$23,687
11/30/2023	$16,959	$19,451	$25,850
12/31/2023	$17,670	$20,529	$27,025
1/31/2024	$17,837	$20,550	$27,479
2/29/2024	$18,124	$21,308	$28,946
3/31/2024	$18,910	$22,373	$29,878
4/30/2024	$18,231	$21,418	$28,657
5/31/2024	$18,587	$22,097	$30,078
6/30/2024	$18,201	$21,889	$31,157
7/31/2024	$19,253	$23,008	$31,537
8/31/2024	$19,898	$23,625	$32,302
9/30/2024	$19,994	$23,953	$32,992
10/31/2024	$19,786	$23,689	$32,692
11/30/2024	$20,828	$25,202	$34,611
12/31/2024	$19,462	$23,478	$33,786
1/31/2025	$20,333	$24,565	$34,727
2/28/2025	$20,485	$24,665	$34,274
3/31/2025	$19,931	$23,980	$32,343
4/30/2025	$19,357	$23,249	$32,124
5/31/2025	$20,127	$24,065	$34,146
6/30/2025	$20,861	$24,888	$35,882
7/31/2025	$21,076	$25,031	$36,687
8/31/2025	$21,747	$25,829	$37,431
9/30/2025	$22,106	$26,215	$38,797
10/31/2025	$22,336	$26,330	$39,706
11/30/2025	$23,039	$27,030	$39,803
12/31/2025	$23,429	$27,213	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	20.39%	10.73%	8.89%
Russell 1000® Value Index (Benchmark)	15.91%	11.33%	10.53%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,640,730,103
Holdings Count | Holding		84
Advisory Fees Paid, Amount		$ 7,517,958
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,640,730,103 # of Portfolio Holdings84 Total Advisory Fees Paid$7,517,958 Portfolio Turnover Rate32%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.4%
Derivatives	(0.0%)
Others (each less than 3.0%)	0.5%
Basic Materials	3.2%
Utilities	4.0%
Energy	5.5%
Technology	7.0%
Consumer, Cyclical	11.0%
Communications	11.2%
Industrial	11.3%
Consumer, Non-Cyclical	21.6%
Financial	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098956
Shareholder Report [Line Items]
Fund Name		Value Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	0.67%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Performance for U.S. large capitalization value stocks, as represented by its benchmark index the Russell 1000 Value Index, was generally positive gains during the reporting period.

+ In aggregate, security selection was the largest driver of relative outperformance. Holdings in the financials, utilities, consumer discretionary and consumer staples sectors contributed most to performance.

+ The Fund benefited from relative underweight positioning in the real estate and information technology sectors.

Top detractors from performance:

- Sector allocation decisions had a negative impact on relative performance. Underweight positioning in the communication services sector and overweight positioning in the consumer staples sector were most impactful.

- Security selection in the communication services and information technology sectors detracted.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Value (Class P)	Russell 1000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,239	$9,483	$9,504
2/29/2016	$9,136	$9,481	$9,491
3/31/2016	$9,806	$10,164	$10,135
4/30/2016	$10,128	$10,377	$10,174
5/31/2016	$10,148	$10,539	$10,357
6/30/2016	$9,993	$10,630	$10,384
7/31/2016	$10,400	$10,938	$10,766
8/31/2016	$10,673	$11,023	$10,782
9/30/2016	$10,683	$11,000	$10,784
10/31/2016	$10,594	$10,829	$10,587
11/30/2016	$11,557	$11,448	$10,979
12/31/2016	$11,773	$11,734	$11,196
1/31/2017	$11,847	$11,818	$11,408
2/28/2017	$12,186	$12,242	$11,861
3/31/2017	$12,006	$12,118	$11,875
4/30/2017	$12,006	$12,095	$11,997
5/31/2017	$11,910	$12,083	$12,166
6/30/2017	$12,179	$12,281	$12,242
7/31/2017	$12,405	$12,444	$12,494
8/31/2017	$12,283	$12,299	$12,532
9/30/2017	$12,919	$12,663	$12,790
10/31/2017	$13,176	$12,755	$13,089
11/30/2017	$13,570	$13,146	$13,490
12/31/2017	$13,892	$13,337	$13,640
1/31/2018	$14,581	$13,853	$14,421
2/28/2018	$13,843	$13,192	$13,890
3/31/2018	$13,542	$12,960	$13,537
4/30/2018	$13,842	$13,002	$13,589
5/31/2018	$13,940	$13,080	$13,916
6/30/2018	$13,887	$13,112	$14,002
7/31/2018	$14,466	$13,631	$14,523
8/31/2018	$14,575	$13,832	$14,996
9/30/2018	$14,576	$13,860	$15,081
10/31/2018	$13,450	$13,142	$14,050
11/30/2018	$13,645	$13,534	$14,337
12/31/2018	$12,198	$12,235	$13,042
1/31/2019	$13,300	$13,187	$14,087
2/28/2019	$13,639	$13,608	$14,540
3/31/2019	$13,612	$13,695	$14,822
4/30/2019	$14,287	$14,181	$15,422
5/31/2019	$13,107	$13,269	$14,442
6/30/2019	$13,995	$14,221	$15,460
7/31/2019	$14,180	$14,339	$15,682
8/31/2019	$13,418	$13,918	$15,434
9/30/2019	$13,961	$14,414	$15,723
10/31/2019	$14,151	$14,616	$16,063
11/30/2019	$14,670	$15,068	$16,646
12/31/2019	$15,243	$15,482	$17,149
1/31/2020	$14,509	$15,149	$17,142
2/29/2020	$13,041	$13,682	$15,731
3/31/2020	$10,378	$11,344	$13,788
4/30/2020	$11,657	$12,619	$15,555
5/31/2020	$12,010	$13,051	$16,296
6/30/2020	$12,155	$12,965	$16,620
7/31/2020	$12,452	$13,477	$17,558
8/31/2020	$12,959	$14,035	$18,820
9/30/2020	$12,405	$13,690	$18,105
10/31/2020	$12,290	$13,510	$17,623
11/30/2020	$13,797	$15,327	$19,552
12/31/2020	$14,214	$15,915	$20,304
1/31/2021	$14,024	$15,769	$20,099
2/28/2021	$14,523	$16,722	$20,653
3/31/2021	$15,531	$17,706	$21,558
4/30/2021	$16,033	$18,414	$22,708
5/31/2021	$16,411	$18,844	$22,867
6/30/2021	$16,180	$18,628	$23,401
7/31/2021	$16,478	$18,777	$23,956
8/31/2021	$16,716	$19,150	$24,685
9/30/2021	$16,276	$18,483	$23,537
10/31/2021	$16,898	$19,422	$25,186
11/30/2021	$16,202	$18,737	$25,011
12/31/2021	$17,326	$19,919	$26,132
1/31/2022	$17,350	$19,455	$24,780
2/28/2022	$17,243	$19,229	$24,038
3/31/2022	$17,709	$19,772	$24,931
4/30/2022	$16,910	$18,657	$22,757
5/31/2022	$17,330	$19,020	$22,798
6/30/2022	$16,055	$17,358	$20,916
7/31/2022	$16,727	$18,509	$22,845
8/31/2022	$16,205	$17,957	$21,913
9/30/2022	$15,042	$16,383	$19,895
10/31/2022	$16,657	$18,063	$21,506
11/30/2022	$17,630	$19,191	$22,708
12/31/2022	$17,268	$18,418	$21,399
1/31/2023	$17,755	$19,372	$22,744
2/28/2023	$17,242	$18,689	$22,189
3/31/2023	$16,981	$18,603	$23,004
4/30/2023	$17,390	$18,883	$23,363
5/31/2023	$16,464	$18,155	$23,464
6/30/2023	$17,422	$19,361	$25,015
7/31/2023	$17,744	$20,042	$25,818
8/31/2023	$17,215	$19,501	$25,407
9/30/2023	$16,580	$18,748	$24,196
10/31/2023	$16,218	$18,087	$23,687
11/30/2023	$17,230	$19,451	$25,850
12/31/2023	$17,954	$20,529	$27,025
1/31/2024	$18,128	$20,550	$27,479
2/29/2024	$18,422	$21,308	$28,946
3/31/2024	$19,224	$22,373	$29,878
4/30/2024	$18,537	$21,418	$28,657
5/31/2024	$18,902	$22,097	$30,078
6/30/2024	$18,513	$21,889	$31,157
7/31/2024	$19,585	$23,008	$31,537
8/31/2024	$20,246	$23,625	$32,302
9/30/2024	$20,346	$23,953	$32,992
10/31/2024	$20,138	$23,689	$32,692
11/30/2024	$21,202	$25,202	$34,611
12/31/2024	$19,815	$23,478	$33,786
1/31/2025	$20,706	$24,565	$34,727
2/28/2025	$20,863	$24,665	$34,274
3/31/2025	$20,302	$23,980	$32,343
4/30/2025	$19,721	$23,249	$32,124
5/31/2025	$20,509	$24,065	$34,146
6/30/2025	$21,260	$24,888	$35,882
7/31/2025	$21,484	$25,031	$36,687
8/31/2025	$22,171	$25,829	$37,431
9/30/2025	$22,541	$26,215	$38,797
10/31/2025	$22,779	$26,330	$39,706
11/30/2025	$23,499	$27,030	$39,803
12/31/2025	$23,902	$27,213	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	20.63%	10.95%	9.10%
Russell 1000® Value Index (Benchmark)	15.91%	11.33%	10.53%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,640,730,103
Holdings Count | Holding		84
Advisory Fees Paid, Amount		$ 7,517,958
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,640,730,103 # of Portfolio Holdings84 Total Advisory Fees Paid$7,517,958 Portfolio Turnover Rate32%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.4%
Derivatives	(0.0%)
Others (each less than 3.0%)	0.5%
Basic Materials	3.2%
Utilities	4.0%
Energy	5.5%
Technology	7.0%
Consumer, Cyclical	11.0%
Communications	11.2%
Industrial	11.3%
Consumer, Non-Cyclical	21.6%
Financial	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000125302
Shareholder Report [Line Items]
Fund Name		Value Advantage Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.89%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the financials sector contributed to performance.

+ Within the financials sector, an overweight (relative to its benchmark index, the Russell 3000 Value Index) to Wells Fargo benefited as the company was positively influenced by strong financial results and investor optimism around deregulation.

+ Western Digital, a leading data storage company, was a top performer in the Fund for the reporting period as they reported strong results and guidance, driven by surging AI adoption and increased demand for advanced computing infrastructure.

Top detractors from performance:

- Stock Selection in the industrials sector hurt performance.

- Within communication services, an underweight position in Alphabet served as a detractor as the company’s stock price rallied during the reporting period.

- Within the industrial sector, our exposure to WillScot, a leader in mobile storage solutions and modular buildings for businesses, detracted from performance as the stock price suffered when management narrowed guidance and delayed recovery expectations amid ongoing macro weakness and soft small project demand.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Value Advantage (Class I)	Russell 3000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,428	$9,471	$9,504
2/29/2016	$9,427	$9,474	$9,491
3/31/2016	$10,036	$10,164	$10,135
4/30/2016	$10,176	$10,378	$10,174
5/31/2016	$10,311	$10,541	$10,357
6/30/2016	$10,289	$10,629	$10,384
7/31/2016	$10,589	$10,956	$10,766
8/31/2016	$10,750	$11,055	$10,782
9/30/2016	$10,691	$11,040	$10,784
10/31/2016	$10,651	$10,855	$10,587
11/30/2016	$11,374	$11,536	$10,979
12/31/2016	$11,649	$11,840	$11,196
1/31/2017	$11,706	$11,911	$11,408
2/28/2017	$12,115	$12,318	$11,861
3/31/2017	$11,989	$12,194	$11,875
4/30/2017	$11,990	$12,177	$11,997
5/31/2017	$11,905	$12,136	$12,166
6/30/2017	$12,148	$12,351	$12,242
7/31/2017	$12,390	$12,509	$12,494
8/31/2017	$12,108	$12,351	$12,532
9/30/2017	$12,530	$12,754	$12,790
10/31/2017	$12,661	$12,841	$13,089
11/30/2017	$13,095	$13,233	$13,490
12/31/2017	$13,317	$13,402	$13,640
1/31/2018	$13,874	$13,894	$14,421
2/28/2018	$13,184	$13,228	$13,890
3/31/2018	$12,949	$13,024	$13,537
4/30/2018	$12,998	$13,081	$13,589
5/31/2018	$13,028	$13,210	$13,916
6/30/2018	$13,175	$13,247	$14,002
7/31/2018	$13,701	$13,749	$14,523
8/31/2018	$13,977	$13,961	$14,996
9/30/2018	$13,827	$13,961	$15,081
10/31/2018	$13,057	$13,199	$14,050
11/30/2018	$13,461	$13,580	$14,337
12/31/2018	$12,110	$12,253	$13,042
1/31/2019	$13,084	$13,233	$14,087
2/28/2019	$13,539	$13,662	$14,540
3/31/2019	$13,613	$13,715	$14,822
4/30/2019	$14,169	$14,204	$15,422
5/31/2019	$13,279	$13,273	$14,442
6/30/2019	$14,132	$14,219	$15,460
7/31/2019	$14,288	$14,330	$15,682
8/31/2019	$13,746	$13,884	$15,434
9/30/2019	$14,292	$14,393	$15,723
10/31/2019	$14,514	$14,604	$16,063
11/30/2019	$14,910	$15,048	$16,646
12/31/2019	$15,374	$15,470	$17,149
1/31/2020	$14,816	$15,104	$17,142
2/29/2020	$13,368	$13,641	$15,731
3/31/2020	$10,589	$11,243	$13,788
4/30/2020	$11,789	$12,514	$15,555
5/31/2020	$12,134	$12,939	$16,296
6/30/2020	$12,123	$12,879	$16,620
7/31/2020	$12,472	$13,375	$17,558
8/31/2020	$12,930	$13,937	$18,820
9/30/2020	$12,497	$13,577	$18,105
10/31/2020	$12,482	$13,436	$17,623
11/30/2020	$14,346	$15,290	$19,552
12/31/2020	$14,948	$15,914	$20,304
1/31/2021	$14,831	$15,832	$20,099
2/28/2021	$15,948	$16,825	$20,653
3/31/2021	$17,062	$17,807	$21,558
4/30/2021	$17,966	$18,494	$22,708
5/31/2021	$18,436	$18,935	$22,867
6/30/2021	$18,152	$18,726	$23,401
7/31/2021	$18,175	$18,820	$23,956
8/31/2021	$18,627	$19,202	$24,685
9/30/2021	$18,052	$18,552	$23,537
10/31/2021	$18,880	$19,479	$25,186
11/30/2021	$18,038	$18,794	$25,011
12/31/2021	$19,211	$19,952	$26,132
1/31/2022	$19,388	$19,442	$24,780
2/28/2022	$19,412	$19,250	$24,038
3/31/2022	$19,635	$19,783	$24,931
4/30/2022	$18,791	$18,640	$22,757
5/31/2022	$19,159	$19,002	$22,798
6/30/2022	$17,478	$17,329	$20,916
7/31/2022	$18,464	$18,510	$22,845
8/31/2022	$18,033	$17,956	$21,913
9/30/2022	$16,567	$16,366	$19,895
10/31/2022	$18,267	$18,067	$21,506
11/30/2022	$19,334	$19,161	$22,708
12/31/2022	$18,430	$18,360	$21,399
1/31/2023	$19,411	$19,357	$22,744
2/28/2023	$18,746	$18,689	$22,189
3/31/2023	$18,120	$18,527	$23,004
4/30/2023	$18,322	$18,765	$23,363
5/31/2023	$17,554	$18,060	$23,464
6/30/2023	$18,708	$19,273	$25,015
7/31/2023	$19,483	$19,996	$25,818
8/31/2023	$18,849	$19,431	$25,407
9/30/2023	$18,232	$18,665	$24,196
10/31/2023	$17,704	$17,981	$23,687
11/30/2023	$19,019	$19,352	$25,850
12/31/2023	$20,200	$20,499	$27,025
1/31/2024	$20,333	$20,464	$27,479
2/29/2024	$21,033	$21,214	$28,946
3/31/2024	$22,144	$22,267	$29,878
4/30/2024	$21,244	$21,289	$28,657
5/31/2024	$21,745	$21,982	$30,078
6/30/2024	$21,501	$21,766	$31,157
7/31/2024	$22,851	$22,954	$31,537
8/31/2024	$23,552	$23,515	$32,302
9/30/2024	$23,643	$23,826	$32,992
10/31/2024	$23,645	$23,558	$32,692
11/30/2024	$25,332	$25,101	$34,611
12/31/2024	$23,533	$23,365	$33,786
1/31/2025	$24,439	$24,416	$34,727
2/28/2025	$24,556	$24,465	$34,274
3/31/2025	$23,809	$23,749	$32,343
4/30/2025	$22,987	$23,015	$32,124
5/31/2025	$23,547	$23,830	$34,146
6/30/2025	$24,315	$24,661	$35,882
7/31/2025	$24,164	$24,815	$36,687
8/31/2025	$25,248	$25,661	$37,431
9/30/2025	$25,098	$26,050	$38,797
10/31/2025	$24,690	$26,163	$39,706
11/30/2025	$25,410	$26,860	$39,803
12/31/2025	$25,785	$27,036	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.57%	11.52%	9.94%
Russell 3000® Value Index (Benchmark)	15.71%	11.18%	10.46%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 570,127,077
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 4,764,287
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$570,127,077 # of Portfolio Holdings122 Total Advisory Fees Paid$4,764,287 Portfolio Turnover Rate57%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	1.6%
Utilities	3.2%
Technology	3.8%
Energy	5.3%
Consumer, Cyclical	8.3%
Communications	10.3%
Industrial	14.2%
Consumer, Non-Cyclical	20.0%
Financial	32.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000125303
Shareholder Report [Line Items]
Fund Name		Value Advantage Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.69%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the financials sector contributed to performance.

+ Within the financials sector, an overweight (relative to its benchmark index, the Russell 3000 Value Index) to Wells Fargo benefited as the company was positively influenced by strong financial results and investor optimism around deregulation.

+ Western Digital, a leading data storage company, was a top performer in the Fund for the reporting period as they reported strong results and guidance, driven by surging AI adoption and increased demand for advanced computing infrastructure.

Top detractors from performance:

- Stock Selection in the industrials sector hurt performance.

- Within communication services, an underweight position in Alphabet served as a detractor as the company’s stock price rallied during the reporting period.

- Within the industrial sector, our exposure to WillScot, a leader in mobile storage solutions and modular buildings for businesses, detracted from performance as the stock price suffered when management narrowed guidance and delayed recovery expectations amid ongoing macro weakness and soft small project demand.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Value Advantage (Class P)	Russell 3000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,430	$9,471	$9,504
2/29/2016	$9,430	$9,474	$9,491
3/31/2016	$10,041	$10,164	$10,135
4/30/2016	$10,183	$10,378	$10,174
5/31/2016	$10,319	$10,541	$10,357
6/30/2016	$10,299	$10,629	$10,384
7/31/2016	$10,601	$10,956	$10,766
8/31/2016	$10,764	$11,055	$10,782
9/30/2016	$10,707	$11,040	$10,784
10/31/2016	$10,669	$10,855	$10,587
11/30/2016	$11,395	$11,536	$10,979
12/31/2016	$11,672	$11,840	$11,196
1/31/2017	$11,731	$11,911	$11,408
2/28/2017	$12,143	$12,318	$11,861
3/31/2017	$12,019	$12,194	$11,875
4/30/2017	$12,022	$12,177	$11,997
5/31/2017	$11,939	$12,136	$12,166
6/30/2017	$12,184	$12,351	$12,242
7/31/2017	$12,430	$12,509	$12,494
8/31/2017	$12,148	$12,351	$12,532
9/30/2017	$12,574	$12,754	$12,790
10/31/2017	$12,707	$12,841	$13,089
11/30/2017	$13,145	$13,233	$13,490
12/31/2017	$13,370	$13,402	$13,640
1/31/2018	$13,932	$13,894	$14,421
2/28/2018	$13,241	$13,228	$13,890
3/31/2018	$13,007	$13,024	$13,537
4/30/2018	$13,059	$13,081	$13,589
5/31/2018	$13,090	$13,210	$13,916
6/30/2018	$13,241	$13,247	$14,002
7/31/2018	$13,771	$13,749	$14,523
8/31/2018	$14,051	$13,961	$14,996
9/30/2018	$13,903	$13,961	$15,081
10/31/2018	$13,131	$13,199	$14,050
11/30/2018	$13,540	$13,580	$14,337
12/31/2018	$12,182	$12,253	$13,042
1/31/2019	$13,165	$13,233	$14,087
2/28/2019	$13,624	$13,662	$14,540
3/31/2019	$13,701	$13,715	$14,822
4/30/2019	$14,264	$14,204	$15,422
5/31/2019	$13,370	$13,273	$14,442
6/30/2019	$14,231	$14,219	$15,460
7/31/2019	$14,390	$14,330	$15,682
8/31/2019	$13,847	$13,884	$15,434
9/30/2019	$14,399	$14,393	$15,723
10/31/2019	$14,625	$14,604	$16,063
11/30/2019	$15,027	$15,048	$16,646
12/31/2019	$15,498	$15,470	$17,149
1/31/2020	$14,938	$15,104	$17,142
2/29/2020	$13,480	$13,641	$15,731
3/31/2020	$10,679	$11,243	$13,788
4/30/2020	$11,892	$12,514	$15,555
5/31/2020	$12,241	$12,939	$16,296
6/30/2020	$12,232	$12,879	$16,620
7/31/2020	$12,586	$13,375	$17,558
8/31/2020	$13,051	$13,937	$18,820
9/30/2020	$12,616	$13,577	$18,105
10/31/2020	$12,603	$13,436	$17,623
11/30/2020	$14,487	$15,290	$19,552
12/31/2020	$15,098	$15,914	$20,304
1/31/2021	$14,982	$15,832	$20,099
2/28/2021	$16,114	$16,825	$20,653
3/31/2021	$17,242	$17,807	$21,558
4/30/2021	$18,158	$18,494	$22,708
5/31/2021	$18,637	$18,935	$22,867
6/30/2021	$18,353	$18,726	$23,401
7/31/2021	$18,379	$18,820	$23,956
8/31/2021	$18,839	$19,202	$24,685
9/30/2021	$18,260	$18,552	$23,537
10/31/2021	$19,102	$19,479	$25,186
11/30/2021	$18,252	$18,794	$25,011
12/31/2021	$19,443	$19,952	$26,132
1/31/2022	$19,625	$19,442	$24,780
2/28/2022	$19,652	$19,250	$24,038
3/31/2022	$19,881	$19,783	$24,931
4/30/2022	$19,030	$18,640	$22,757
5/31/2022	$19,406	$19,002	$22,798
6/30/2022	$17,706	$17,329	$20,916
7/31/2022	$18,708	$18,510	$22,845
8/31/2022	$18,274	$17,956	$21,913
9/30/2022	$16,792	$16,366	$19,895
10/31/2022	$18,518	$18,067	$21,506
11/30/2022	$19,603	$19,161	$22,708
12/31/2022	$18,689	$18,360	$21,399
1/31/2023	$19,687	$19,357	$22,744
2/28/2023	$19,016	$18,689	$22,189
3/31/2023	$18,384	$18,527	$23,004
4/30/2023	$18,592	$18,765	$23,363
5/31/2023	$17,816	$18,060	$23,464
6/30/2023	$18,991	$19,273	$25,015
7/31/2023	$19,780	$19,996	$25,818
8/31/2023	$19,140	$19,431	$25,407
9/30/2023	$18,516	$18,665	$24,196
10/31/2023	$17,983	$17,981	$23,687
11/30/2023	$19,322	$19,352	$25,850
12/31/2023	$20,525	$20,499	$27,025
1/31/2024	$20,664	$20,464	$27,479
2/29/2024	$21,379	$21,214	$28,946
3/31/2024	$22,512	$22,267	$29,878
4/30/2024	$21,601	$21,289	$28,657
5/31/2024	$22,114	$21,982	$30,078
6/30/2024	$21,869	$21,766	$31,157
7/31/2024	$23,246	$22,954	$31,537
8/31/2024	$23,963	$23,515	$32,302
9/30/2024	$24,060	$23,826	$32,992
10/31/2024	$24,066	$23,558	$32,692
11/30/2024	$25,788	$25,101	$34,611
12/31/2024	$23,961	$23,365	$33,786
1/31/2025	$24,887	$24,416	$34,727
2/28/2025	$25,010	$24,465	$34,274
3/31/2025	$24,253	$23,749	$32,343
4/30/2025	$23,419	$23,015	$32,124
5/31/2025	$23,994	$23,830	$34,146
6/30/2025	$24,781	$24,661	$35,882
7/31/2025	$24,631	$24,815	$36,687
8/31/2025	$25,740	$25,661	$37,431
9/30/2025	$25,592	$26,050	$38,797
10/31/2025	$25,180	$26,163	$39,706
11/30/2025	$25,918	$26,860	$39,803
12/31/2025	$26,306	$27,036	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	9.79%	11.75%	10.16%
Russell 3000® Value Index (Benchmark)	15.71%	11.18%	10.46%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 570,127,077
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 4,764,287
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$570,127,077 # of Portfolio Holdings122 Total Advisory Fees Paid$4,764,287 Portfolio Turnover Rate57%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	1.6%
Utilities	3.2%
Technology	3.8%
Energy	5.3%
Consumer, Cyclical	8.3%
Communications	10.3%
Industrial	14.2%
Consumer, Non-Cyclical	20.0%
Financial	32.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078078
Shareholder Report [Line Items]
Fund Name		Emerging Markets Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$126	1.08%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Goldman Sachs Asset Management, L.P. ("GSAM") assumed management of the Fund from Invesco Ltd. ("Invesco") on May 1, 2025. The following are discussions from each sub-adviser for the period it managed the Fund.

GSAM

Top contributors to performance:

+ An overweight position (relative to its benchmark index, the MSCI Emerging Markets Index) in the Chinese materials sector and the Taiwanese information technology sector contributed to performance.

+ Country positioning in Korea, Taiwan, Mexico benefitted the Fund.

Top detractors from performance:

- Poor stock selection within the Chinese information technology sector detracted from performance.

- An overweight to the Chinese health care sector held back performance.

Invesco

Top contributors to performance:

+ Stock selection in financials (Kotak Mahindra/India), consumer staples (FEMSA/Mexico), and communication services (Tencent/China) sectors supported performance.

Top detractors from performance:

- An underweight to Alibaba (China) in the consumer discretionary sector detracted from performance.

- Weak results from Tata Consultancy Services (India) and losses in holdings in the industrials sector (Contemporary Amperex/China, Voltronic Power/Taiwan) also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Emerging Markets (Class I)	MSCI Emerging Markets Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,437	$9,351
2/29/2016	$9,322	$9,336
3/31/2016	$10,285	$10,571
4/30/2016	$10,262	$10,629
5/31/2016	$10,131	$10,232
6/30/2016	$10,320	$10,641
7/31/2016	$10,648	$11,177
8/31/2016	$10,961	$11,455
9/30/2016	$11,260	$11,602
10/31/2016	$11,258	$11,630
11/30/2016	$10,667	$11,094
12/31/2016	$10,646	$11,119
1/31/2017	$11,183	$11,727
2/28/2017	$11,362	$12,086
3/31/2017	$11,813	$12,391
4/30/2017	$12,134	$12,663
5/31/2017	$12,460	$13,037
6/30/2017	$12,607	$13,168
7/31/2017	$13,295	$13,953
8/31/2017	$13,610	$14,264
9/30/2017	$13,660	$14,208
10/31/2017	$13,997	$14,706
11/30/2017	$13,909	$14,735
12/31/2017	$14,321	$15,264
1/31/2018	$15,510	$16,536
2/28/2018	$14,770	$15,774
3/31/2018	$14,766	$15,480
4/30/2018	$14,600	$15,412
5/31/2018	$14,554	$14,866
6/30/2018	$14,166	$14,248
7/31/2018	$14,236	$14,561
8/31/2018	$13,831	$14,167
9/30/2018	$13,673	$14,092
10/31/2018	$12,383	$12,865
11/30/2018	$12,997	$13,395
12/31/2018	$12,603	$13,039
1/31/2019	$13,679	$14,182
2/28/2019	$13,964	$14,214
3/31/2019	$14,173	$14,333
4/30/2019	$14,629	$14,635
5/31/2019	$13,696	$13,573
6/30/2019	$14,588	$14,420
7/31/2019	$14,352	$14,244
8/31/2019	$13,916	$13,549
9/30/2019	$14,067	$13,808
10/31/2019	$14,796	$14,390
11/30/2019	$14,951	$14,370
12/31/2019	$15,830	$15,443
1/31/2020	$15,163	$14,723
2/29/2020	$14,442	$13,946
3/31/2020	$12,098	$11,798
4/30/2020	$13,106	$12,879
5/31/2020	$13,319	$12,978
6/30/2020	$14,360	$13,932
7/31/2020	$15,296	$15,177
8/31/2020	$15,928	$15,512
9/30/2020	$15,575	$15,263
10/31/2020	$15,623	$15,578
11/30/2020	$17,408	$17,018
12/31/2020	$18,573	$18,270
1/31/2021	$18,676	$18,830
2/28/2021	$19,056	$18,974
3/31/2021	$18,801	$18,687
4/30/2021	$18,965	$19,152
5/31/2021	$19,591	$19,597
6/30/2021	$19,523	$19,630
7/31/2021	$17,903	$18,309
8/31/2021	$18,246	$18,788
9/30/2021	$17,732	$18,042
10/31/2021	$17,944	$18,220
11/30/2021	$17,135	$17,477
12/31/2021	$17,035	$17,805
1/31/2022	$16,600	$17,468
2/28/2022	$15,191	$16,946
3/31/2022	$14,347	$16,563
4/30/2022	$13,245	$15,642
5/31/2022	$13,524	$15,711
6/30/2022	$12,735	$14,667
7/31/2022	$12,998	$14,631
8/31/2022	$12,751	$14,692
9/30/2022	$11,454	$12,969
10/31/2022	$11,240	$12,567
11/30/2022	$13,210	$14,431
12/31/2022	$12,730	$14,228
1/31/2023	$13,997	$15,351
2/28/2023	$13,333	$14,356
3/31/2023	$13,900	$14,791
4/30/2023	$14,090	$14,623
5/31/2023	$13,544	$14,377
6/30/2023	$14,002	$14,923
7/31/2023	$14,614	$15,852
8/31/2023	$13,490	$14,876
9/30/2023	$12,992	$14,487
10/31/2023	$12,708	$13,924
11/30/2023	$13,349	$15,038
12/31/2023	$13,869	$15,626
1/31/2024	$13,129	$14,901
2/29/2024	$13,593	$15,609
3/31/2024	$14,131	$15,996
4/30/2024	$13,901	$16,068
5/31/2024	$14,148	$16,159
6/30/2024	$14,208	$16,796
7/31/2024	$14,269	$16,846
8/31/2024	$14,425	$17,118
9/30/2024	$14,928	$18,261
10/31/2024	$14,405	$17,449
11/30/2024	$13,822	$16,822
12/31/2024	$13,658	$16,799
1/31/2025	$13,955	$17,099
2/28/2025	$13,996	$17,182
3/31/2025	$14,094	$17,291
4/30/2025	$13,994	$17,518
5/31/2025	$14,575	$18,265
6/30/2025	$15,626	$19,363
7/31/2025	$15,787	$19,741
8/31/2025	$16,249	$19,994
9/30/2025	$17,521	$21,424
10/31/2025	$18,124	$22,320
11/30/2025	$17,633	$21,786
12/31/2025	$18,215	$22,438

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	33.37%	(0.39%)	6.18%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 837,097,018
Holdings Count | Holding		262
Advisory Fees Paid, Amount		$ 4,682,269
InvestmentCompanyPortfolioTurnover		226.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$837,097,018 # of Portfolio Holdings262 Total Advisory Fees Paid$4,682,269 Portfolio Turnover Rate226%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Derivatives	0.0%
Others (each less than 3.0%)	1.7%
Energy	4.4%
Consumer, Non-Cyclical	6.7%
Consumer, Cyclical	6.9%
Basic Materials	8.8%
Industrial	11.3%
Communications	13.6%
Financial	20.5%
Technology	25.6%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Derivatives	0.0%
Others (each less than 3.0%)	12.9%
South Africa	3.2%
Saudi Arabia	3.3%
Brazil	4.7%
South Korea	13.6%
India	15.1%
Taiwan	19.6%
China	27.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2025, the investment adviser initiated a management fee waiver of 0.03% through April 30, 2026.

  Disclosures regarding the addition of a securities lending program, that the Fund may principally invest in both growth and value securities, and that the Fund may invest a high percentage of its assets in China were added during the reporting period.

  Securities Lending Risk, Value Companies Risk, Technology Sector Risk, Quantitative Modeling Risk and China Risk were added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

  Effective May 1, 2025, Goldman Sachs Asset Management, L.P. began managing the Fund.

Material Fund Change Expenses [Text Block]		Effective May 1, 2025, the investment adviser initiated a management fee waiver of 0.03% through April 30, 2026.
Material Fund Change Strategies [Text Block]

  Disclosures regarding the addition of a securities lending program, that the Fund may principally invest in both growth and value securities, and that the Fund may invest a high percentage of its assets in China were added during the reporting period.

Material Fund Change Risks Change [Text Block]

  Securities Lending Risk, Value Companies Risk, Technology Sector Risk, Quantitative Modeling Risk and China Risk were added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Material Fund Change Adviser [Text Block]		Effective May 1, 2025, Goldman Sachs Asset Management, L.P. began managing the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098950
Shareholder Report [Line Items]
Fund Name		Emerging Markets Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$103	0.88%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Goldman Sachs Asset Management, L.P. ("GSAM") assumed management of the Fund from Invesco Ltd. ("Invesco") on May 1, 2025. The following are discussions from each sub-adviser for the period it managed the Fund.

GSAM

Top contributors to performance:

+ An overweight position (relative to its benchmark index, the MSCI Emerging Markets Index) in the Chinese materials sector and the Taiwanese information technology sector contributed to performance.

+ Country positioning in Korea, Taiwan, Mexico benefitted the Fund.

Top detractors from performance:

- Poor stock selection within the Chinese information technology sector detracted from performance.

- An overweight to the Chinese health care sector held back performance.

Invesco

Top contributors to performance:

+ Stock selection in financials (Kotak Mahindra/India), consumer staples (FEMSA/Mexico), and communication services (Tencent/China) sectors supported performance.

Top detractors from performance:

- An underweight to Alibaba (China) in the consumer discretionary sector detracted from performance.

- Weak results from Tata Consultancy Services (India) and losses in holdings in the industrials sector (Contemporary Amperex/China, Voltronic Power/Taiwan) also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Emerging Markets (Class P)	MSCI Emerging Markets Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,439	$9,351
2/29/2016	$9,325	$9,336
3/31/2016	$10,290	$10,571
4/30/2016	$10,269	$10,629
5/31/2016	$10,139	$10,232
6/30/2016	$10,331	$10,641
7/31/2016	$10,660	$11,177
8/31/2016	$10,975	$11,455
9/30/2016	$11,277	$11,602
10/31/2016	$11,276	$11,630
11/30/2016	$10,686	$11,094
12/31/2016	$10,668	$11,119
1/31/2017	$11,207	$11,727
2/28/2017	$11,388	$12,086
3/31/2017	$11,842	$12,391
4/30/2017	$12,167	$12,663
5/31/2017	$12,495	$13,037
6/30/2017	$12,645	$13,168
7/31/2017	$13,337	$13,953
8/31/2017	$13,655	$14,264
9/30/2017	$13,708	$14,208
10/31/2017	$14,048	$14,706
11/30/2017	$13,962	$14,735
12/31/2017	$14,378	$15,264
1/31/2018	$15,575	$16,536
2/28/2018	$14,834	$15,774
3/31/2018	$14,832	$15,480
4/30/2018	$14,668	$15,412
5/31/2018	$14,624	$14,866
6/30/2018	$14,236	$14,248
7/31/2018	$14,310	$14,561
8/31/2018	$13,904	$14,167
9/30/2018	$13,749	$14,092
10/31/2018	$12,453	$12,865
11/30/2018	$13,073	$13,395
12/31/2018	$12,679	$13,039
1/31/2019	$13,764	$14,182
2/28/2019	$14,053	$14,214
3/31/2019	$14,265	$14,333
4/30/2019	$14,727	$14,635
5/31/2019	$13,790	$13,573
6/30/2019	$14,690	$14,420
7/31/2019	$14,455	$14,244
8/31/2019	$14,018	$13,549
9/30/2019	$14,173	$13,808
10/31/2019	$14,910	$14,390
11/30/2019	$15,068	$14,370
12/31/2019	$15,957	$15,443
1/31/2020	$15,287	$14,723
2/29/2020	$14,562	$13,946
3/31/2020	$12,201	$11,798
4/30/2020	$13,220	$12,879
5/31/2020	$13,437	$12,978
6/30/2020	$14,490	$13,932
7/31/2020	$15,437	$15,177
8/31/2020	$16,077	$15,512
9/30/2020	$15,723	$15,263
10/31/2020	$15,775	$15,578
11/30/2020	$17,580	$17,018
12/31/2020	$18,760	$18,270
1/31/2021	$18,866	$18,830
2/28/2021	$19,254	$18,974
3/31/2021	$19,000	$18,687
4/30/2021	$19,168	$19,152
5/31/2021	$19,804	$19,597
6/30/2021	$19,739	$19,630
7/31/2021	$18,104	$18,309
8/31/2021	$18,454	$18,788
9/30/2021	$17,937	$18,042
10/31/2021	$18,154	$18,220
11/30/2021	$17,338	$17,477
12/31/2021	$17,240	$17,805
1/31/2022	$16,803	$17,468
2/28/2022	$15,379	$16,946
3/31/2022	$14,528	$16,563
4/30/2022	$13,414	$15,642
5/31/2022	$13,699	$15,711
6/30/2022	$12,902	$14,667
7/31/2022	$13,170	$14,631
8/31/2022	$12,922	$14,692
9/30/2022	$11,610	$12,969
10/31/2022	$11,395	$12,567
11/30/2022	$13,394	$14,431
12/31/2022	$12,909	$14,228
1/31/2023	$14,196	$15,351
2/28/2023	$13,525	$14,356
3/31/2023	$14,103	$14,791
4/30/2023	$14,298	$14,623
5/31/2023	$13,746	$14,377
6/30/2023	$14,213	$14,923
7/31/2023	$14,837	$15,852
8/31/2023	$13,698	$14,876
9/30/2023	$13,195	$14,487
10/31/2023	$12,909	$13,924
11/30/2023	$13,562	$15,038
12/31/2023	$14,093	$15,626
1/31/2024	$13,343	$14,901
2/29/2024	$13,817	$15,609
3/31/2024	$14,366	$15,996
4/30/2024	$14,135	$16,068
5/31/2024	$14,388	$16,159
6/30/2024	$14,451	$16,796
7/31/2024	$14,516	$16,846
8/31/2024	$14,677	$17,118
9/30/2024	$15,191	$18,261
10/31/2024	$14,662	$17,449
11/30/2024	$14,070	$16,822
12/31/2024	$13,906	$16,799
1/31/2025	$14,211	$17,099
2/28/2025	$14,255	$17,182
3/31/2025	$14,357	$17,291
4/30/2025	$14,257	$17,518
5/31/2025	$14,852	$18,265
6/30/2025	$15,926	$19,363
7/31/2025	$16,093	$19,741
8/31/2025	$16,566	$19,994
9/30/2025	$17,865	$21,424
10/31/2025	$18,484	$22,320
11/30/2025	$17,986	$21,786
12/31/2025	$18,582	$22,438

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	33.63%	(0.19%)	6.39%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 837,097,018
Holdings Count | Holding		262
Advisory Fees Paid, Amount		$ 4,682,269
InvestmentCompanyPortfolioTurnover		226.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$837,097,018 # of Portfolio Holdings262 Total Advisory Fees Paid$4,682,269 Portfolio Turnover Rate226%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Derivatives	0.0%
Others (each less than 3.0%)	1.7%
Energy	4.4%
Consumer, Non-Cyclical	6.7%
Consumer, Cyclical	6.9%
Basic Materials	8.8%
Industrial	11.3%
Communications	13.6%
Financial	20.5%
Technology	25.6%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Derivatives	0.0%
Others (each less than 3.0%)	12.9%
South Africa	3.2%
Saudi Arabia	3.3%
Brazil	4.7%
South Korea	13.6%
India	15.1%
Taiwan	19.6%
China	27.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2025, the investment adviser initiated a management fee waiver of 0.03% through April 30, 2026.

  Disclosures regarding the addition of a securities lending program, that the Fund may principally invest in both growth and value securities, and that the Fund may invest a high percentage of its assets in China were added during the reporting period.

  Securities Lending Risk, Value Companies Risk, Technology Sector Risk, Quantitative Modeling Risk and China Risk were added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

  Effective May 1, 2025, Goldman Sachs Asset Management, L.P. began managing the Fund.

Material Fund Change Expenses [Text Block]		Effective May 1, 2025, the investment adviser initiated a management fee waiver of 0.03% through April 30, 2026.
Material Fund Change Strategies [Text Block]

  Disclosures regarding the addition of a securities lending program, that the Fund may principally invest in both growth and value securities, and that the Fund may invest a high percentage of its assets in China were added during the reporting period.

Material Fund Change Risks Change [Text Block]

  Securities Lending Risk, Value Companies Risk, Technology Sector Risk, Quantitative Modeling Risk and China Risk were added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Material Fund Change Adviser [Text Block]		Effective May 1, 2025, Goldman Sachs Asset Management, L.P. began managing the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000253929
Shareholder Report [Line Items]
Fund Name		International Equity Plus Bond Alpha Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.67%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ An overweight to the value stocks relative to the benchmark index contributed to performance.

+ An underweight to the growth stocks relative to the benchmark index contributed to performance.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Equity Plus Bond Alpha (Class I)	MSCI EAFE Index Net
10/31/2024	$10,000	$10,000
10/31/2024	$10,000	$9,912
11/30/2024	$9,949	$9,856
12/31/2024	$9,701	$9,632
1/31/2025	$10,211	$10,138
2/28/2025	$10,418	$10,334
3/31/2025	$10,429	$10,293
4/30/2025	$10,883	$10,764
5/31/2025	$11,363	$11,257
6/30/2025	$11,613	$11,505
7/31/2025	$11,499	$11,343
8/31/2025	$12,053	$11,827
9/30/2025	$12,267	$12,053
10/31/2025	$12,385	$12,195
11/30/2025	$12,482	$12,271
12/31/2025	$12,856	$12,639

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 31, 2024
Class I	32.53%	23.95%
MSCI EAFE Index Net	31.22%	22.16%

Performance Inception Date		Oct. 31, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 525,399,661
Holdings Count | Holding		448
Advisory Fees Paid, Amount		$ 1,208,680
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$525,399,661 # of Portfolio Holdings448 Total Advisory Fees Paid$1,208,680 Portfolio Turnover Rate18%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.8%
Derivatives	0.5%
Others (each less than 3.0%)	2.6%
U.S. Treasury Obligations	9.7%
Short-Term Investments	18.9%
Asset-Backed Securities	19.1%
Corporate Bonds & Notes	47.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000253930
Shareholder Report [Line Items]
Fund Name		International Equity Plus Bond Alpha Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$55	0.47%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ An overweight to the value stocks relative to the benchmark index contributed to performance.

+ An underweight to the growth stocks relative to the benchmark index contributed to performance.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Equity Plus Bond Alpha (Class P)	MSCI EAFE Index Net
10/31/2024	$10,000	$10,000
10/31/2024	$10,000	$9,912
11/30/2024	$9,950	$9,856
12/31/2024	$9,704	$9,632
1/31/2025	$10,216	$10,138
2/28/2025	$10,425	$10,334
3/31/2025	$10,438	$10,293
4/30/2025	$10,893	$10,764
5/31/2025	$11,376	$11,257
6/30/2025	$11,628	$11,505
7/31/2025	$11,516	$11,343
8/31/2025	$12,074	$11,827
9/30/2025	$12,290	$12,053
10/31/2025	$12,410	$12,195
11/30/2025	$12,509	$12,271
12/31/2025	$12,886	$12,639

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 31, 2024
Class P	32.79%	24.20%
MSCI EAFE Index Net	31.22%	22.16%

Performance Inception Date		Oct. 31, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 525,399,661
Holdings Count | Holding		448
Advisory Fees Paid, Amount		$ 1,208,680
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$525,399,661 # of Portfolio Holdings448 Total Advisory Fees Paid$1,208,680 Portfolio Turnover Rate18%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.8%
Derivatives	0.5%
Others (each less than 3.0%)	2.6%
U.S. Treasury Obligations	9.7%
Short-Term Investments	18.9%
Asset-Backed Securities	19.1%
Corporate Bonds & Notes	47.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000230801
Shareholder Report [Line Items]
Fund Name		International Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	0.99%

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Fund holding Siemens Energy, a German supplier of electrical equipment to power data centers, benefited from accelerating demand to support the buildout of artificial intelligence (“AI”) infrastructure.

+ Fujikura, a Japanese industrial firm that is a market leader for optical cables critical to high-speed networking in data centers, was a recipient of increased AI spending.

+ Intesa Sanpaolo, an Italian bank, saw a step change in earnings as it put its excess capital to work with share buybacks and dividend increases.

Top detractors from performance:

- Pharmacutical company Novo Nordisk (Denmark) negatively impacted performance due to the rise of rival obesity medications, causing steep price decreases for treatment.

- London Stock Exchange Group, the capital markets exchange operator and financial information provider based in the United Kingdom, fell due to concerns of AI threatening its desktop and data business.

- RELX, the United Kingdom information and analytics company, was negatively impacted by fears of AI disintermediating its business.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Growth (Class I)	MSCI EAFE Index
10/29/2021	$10,000	$10,000
10/31/2021	$10,000	$10,000
11/30/2021	$9,504	$9,535
12/31/2021	$9,915	$10,023
1/31/2022	$9,067	$9,538
2/28/2022	$8,580	$9,370
3/31/2022	$8,579	$9,430
4/30/2022	$7,946	$8,820
5/31/2022	$7,977	$8,886
6/30/2022	$7,380	$8,062
7/31/2022	$7,996	$8,463
8/31/2022	$7,444	$8,061
9/30/2022	$6,764	$7,307
10/31/2022	$7,233	$7,700
11/30/2022	$8,034	$8,567
12/31/2022	$7,779	$8,574
1/31/2023	$8,417	$9,269
2/28/2023	$8,121	$9,075
3/31/2023	$8,592	$9,300
4/30/2023	$8,763	$9,563
5/31/2023	$8,398	$9,158
6/30/2023	$8,702	$9,575
7/31/2023	$8,830	$9,885
8/31/2023	$8,446	$9,506
9/30/2023	$7,970	$9,181
10/31/2023	$7,762	$8,809
11/30/2023	$8,474	$9,627
12/31/2023	$8,848	$10,138
1/31/2024	$8,937	$10,196
2/29/2024	$9,313	$10,383
3/31/2024	$9,545	$10,725
4/30/2024	$9,043	$10,450
5/31/2024	$9,429	$10,855
6/30/2024	$9,489	$10,679
7/31/2024	$9,661	$10,993
8/31/2024	$10,186	$11,350
9/30/2024	$10,254	$11,455
10/31/2024	$9,712	$10,832
11/30/2024	$9,853	$10,771
12/31/2024	$9,502	$10,526
1/31/2025	$10,052	$11,079
2/28/2025	$10,240	$11,294
3/31/2025	$9,932	$11,248
4/30/2025	$10,368	$11,763
5/31/2025	$10,877	$12,302
6/30/2025	$11,108	$12,573
7/31/2025	$10,776	$12,396
8/31/2025	$11,081	$12,925
9/30/2025	$11,582	$13,172
10/31/2025	$11,780	$13,327
11/30/2025	$11,583	$13,410
12/31/2025	$11,657	$13,812

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 29, 2021
Class I	22.68%	3.74%
MSCI EAFE Index	31.22%	8.04%

Performance Inception Date		Oct. 29, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 472,255,228
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 4,170,763
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$472,255,228 # of Portfolio Holdings64 Total Advisory Fees Paid$4,170,763 Portfolio Turnover Rate73%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	5.0%
Communications	6.4%
Consumer, Cyclical	13.1%
Technology	13.8%
Industrial	17.0%
Financial	17.7%
Consumer, Non-Cyclical	25.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	13.0%
Belgium	3.0%
Switzerland	4.1%
United States	4.2%
Spain	4.3%
Netherlands	6.6%
Italy	6.7%
Canada	7.8%
Germany	8.4%
Japan	11.1%
France	13.0%
United Kingdom	16.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000230800
Shareholder Report [Line Items]
Fund Name		International Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$88	0.79%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Fund holding Siemens Energy, a German supplier of electrical equipment to power data centers, benefited from accelerating demand to support the buildout of artificial intelligence (“AI”) infrastructure.

+ Fujikura, a Japanese industrial firm that is a market leader for optical cables critical to high-speed networking in data centers, was a recipient of increased AI spending.

+ Intesa Sanpaolo, an Italian bank, saw a step change in earnings as it put its excess capital to work with share buybacks and dividend increases.

Top detractors from performance:

- Pharmacutical company Novo Nordisk (Denmark) negatively impacted performance due to the rise of rival obesity medications, causing steep price decreases for treatment.

- London Stock Exchange Group, the capital markets exchange operator and financial information provider based in the United Kingdom, fell due to concerns of AI threatening its desktop and data business.

- RELX, the United Kingdom information and analytics company, was negatively impacted by fears of AI disintermediating its business.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Growth (Class P)	MSCI EAFE Index
10/29/2021	$10,000	$10,000
10/31/2021	$10,000	$10,000
11/30/2021	$9,506	$9,535
12/31/2021	$9,919	$10,023
1/31/2022	$9,072	$9,538
2/28/2022	$8,585	$9,370
3/31/2022	$8,587	$9,430
4/30/2022	$7,954	$8,820
5/31/2022	$7,986	$8,886
6/30/2022	$7,390	$8,062
7/31/2022	$8,008	$8,463
8/31/2022	$7,457	$8,061
9/30/2022	$6,776	$7,307
10/31/2022	$7,247	$7,700
11/30/2022	$8,051	$8,567
12/31/2022	$7,798	$8,574
1/31/2023	$8,438	$9,269
2/28/2023	$8,143	$9,075
3/31/2023	$8,617	$9,300
4/30/2023	$8,805	$9,563
5/31/2023	$8,439	$9,158
6/30/2023	$8,746	$9,575
7/31/2023	$8,877	$9,885
8/31/2023	$8,492	$9,506
9/30/2023	$8,015	$9,181
10/31/2023	$7,807	$8,809
11/30/2023	$8,524	$9,627
12/31/2023	$8,902	$10,138
1/31/2024	$8,993	$10,196
2/29/2024	$9,373	$10,383
3/31/2024	$9,608	$10,725
4/30/2024	$9,104	$10,450
5/31/2024	$9,495	$10,855
6/30/2024	$9,556	$10,679
7/31/2024	$9,732	$10,993
8/31/2024	$10,262	$11,350
9/30/2024	$10,332	$11,455
10/31/2024	$9,788	$10,832
11/30/2024	$9,932	$10,771
12/31/2024	$9,580	$10,526
1/31/2025	$10,136	$11,079
2/28/2025	$10,327	$11,294
3/31/2025	$10,018	$11,248
4/30/2025	$10,460	$11,763
5/31/2025	$10,974	$12,302
6/30/2025	$11,209	$12,573
7/31/2025	$10,877	$12,396
8/31/2025	$11,186	$12,925
9/30/2025	$11,694	$13,172
10/31/2025	$11,896	$13,327
11/30/2025	$11,699	$13,410
12/31/2025	$11,776	$13,812

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 29, 2021
Class P	22.93%	3.99%
MSCI EAFE Index	31.22%	8.04%

Performance Inception Date		Oct. 29, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 472,255,228
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 4,170,763
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$472,255,228 # of Portfolio Holdings64 Total Advisory Fees Paid$4,170,763 Portfolio Turnover Rate73%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	5.0%
Communications	6.4%
Consumer, Cyclical	13.1%
Technology	13.8%
Industrial	17.0%
Financial	17.7%
Consumer, Non-Cyclical	25.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	13.0%
Belgium	3.0%
Switzerland	4.1%
United States	4.2%
Spain	4.3%
Netherlands	6.6%
Italy	6.7%
Canada	7.8%
Germany	8.4%
Japan	11.1%
France	13.0%
United Kingdom	16.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078073
Shareholder Report [Line Items]
Fund Name		International Large-Cap Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.00%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection and an underweight allocation (relative to its benchmark, the MSCI EAFE Index) in the consumer discretionary sector contributed to relative returns.

+ An overweight position in British multinational aerospace and defense company Rolls Royce helped performance due to the issuer’s strong results from its Civil Aerospace division.

+ An overweight position in AIB Group, an Irish commercial bank, contributed to performance due to the company’s robust net interest income and effective cost controls.

Top detractors from performance:

- A combination of security selection and an overweight allocation to both the consumer staples and technology sectors detracted from relative returns.

- Overweighting Compass Group, a British contract foodservice company, hindered results as the company’s stock price faced pressure from ongoing investment in people and technology despite strong revenue growth.

- An overweight to Beiersdorf, a German personal care products company, detracted from results due to softer organic sales growth in its consumer segment.

- The stock price of French wine and spirits seller Pernod Ricard was hampered over the reporting period by US organic sales declines, retailer destocking and increased promotional spending.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Large-Cap (Class I)	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,401	$9,277
2/29/2016	$9,193	$9,107
3/31/2016	$9,749	$9,699
4/30/2016	$9,913	$9,980
5/31/2016	$9,844	$9,890
6/30/2016	$9,615	$9,558
7/31/2016	$9,999	$10,042
8/31/2016	$10,123	$10,049
9/30/2016	$10,210	$10,173
10/31/2016	$9,979	$9,965
11/30/2016	$9,750	$9,766
12/31/2016	$9,992	$10,100
1/31/2017	$10,391	$10,393
2/28/2017	$10,443	$10,542
3/31/2017	$10,799	$10,832
4/30/2017	$11,219	$11,107
5/31/2017	$11,787	$11,515
6/30/2017	$11,808	$11,495
7/31/2017	$12,052	$11,826
8/31/2017	$12,042	$11,822
9/30/2017	$12,298	$12,116
10/31/2017	$12,522	$12,300
11/30/2017	$12,605	$12,429
12/31/2017	$12,741	$12,628
1/31/2018	$13,350	$13,262
2/28/2018	$12,731	$12,663
3/31/2018	$12,522	$12,435
4/30/2018	$12,742	$12,719
5/31/2018	$12,616	$12,433
6/30/2018	$12,470	$12,281
7/31/2018	$12,900	$12,584
8/31/2018	$12,721	$12,341
9/30/2018	$12,697	$12,448
10/31/2018	$11,645	$11,457
11/30/2018	$11,739	$11,442
12/31/2018	$11,236	$10,887
1/31/2019	$11,908	$11,602
2/28/2019	$12,343	$11,898
3/31/2019	$12,538	$11,973
4/30/2019	$13,040	$12,310
5/31/2019	$12,463	$11,719
6/30/2019	$13,330	$12,414
7/31/2019	$12,978	$12,256
8/31/2019	$12,970	$11,939
9/30/2019	$13,212	$12,281
10/31/2019	$13,675	$12,722
11/30/2019	$13,918	$12,866
12/31/2019	$14,386	$13,284
1/31/2020	$14,099	$13,006
2/29/2020	$13,165	$11,831
3/31/2020	$11,415	$10,252
4/30/2020	$12,168	$10,914
5/31/2020	$12,687	$11,389
6/30/2020	$13,219	$11,777
7/31/2020	$13,675	$12,051
8/31/2020	$14,257	$12,671
9/30/2020	$13,998	$12,342
10/31/2020	$13,263	$11,849
11/30/2020	$15,171	$13,686
12/31/2020	$15,931	$14,322
1/31/2021	$15,532	$14,169
2/28/2021	$15,696	$14,487
3/31/2021	$16,096	$14,820
4/30/2021	$16,667	$15,266
5/31/2021	$17,394	$15,764
6/30/2021	$17,201	$15,587
7/31/2021	$17,448	$15,704
8/31/2021	$17,816	$15,981
9/30/2021	$17,160	$15,517
10/31/2021	$17,911	$15,899
11/30/2021	$17,438	$15,159
12/31/2021	$18,285	$15,935
1/31/2022	$17,549	$15,165
2/28/2022	$16,861	$14,897
3/31/2022	$16,830	$14,993
4/30/2022	$15,803	$14,023
5/31/2022	$16,016	$14,128
6/30/2022	$14,688	$12,817
7/31/2022	$15,427	$13,456
8/31/2022	$14,568	$12,817
9/30/2022	$13,402	$11,618
10/31/2022	$14,074	$12,242
11/30/2022	$15,910	$13,621
12/31/2022	$15,507	$13,632
1/31/2023	$16,891	$14,736
2/28/2023	$16,356	$14,429
3/31/2023	$17,078	$14,786
4/30/2023	$17,633	$15,204
5/31/2023	$16,973	$14,560
6/30/2023	$17,713	$15,223
7/31/2023	$18,019	$15,715
8/31/2023	$17,382	$15,113
9/30/2023	$16,432	$14,597
10/31/2023	$16,159	$14,005
11/30/2023	$17,583	$15,305
12/31/2023	$18,399	$16,118
1/31/2024	$18,268	$16,211
2/29/2024	$18,826	$16,508
3/31/2024	$19,251	$17,051
4/30/2024	$18,603	$16,614
5/31/2024	$19,526	$17,258
6/30/2024	$19,199	$16,979
7/31/2024	$19,754	$17,477
8/31/2024	$20,488	$18,046
9/30/2024	$20,786	$18,212
10/31/2024	$19,680	$17,222
11/30/2024	$19,537	$17,124
12/31/2024	$19,075	$16,735
1/31/2025	$20,108	$17,614
2/28/2025	$20,478	$17,956
3/31/2025	$20,313	$17,883
4/30/2025	$21,011	$18,702
5/31/2025	$21,897	$19,558
6/30/2025	$22,379	$19,989
7/31/2025	$21,781	$19,708
8/31/2025	$22,182	$20,549
9/30/2025	$22,686	$20,942
10/31/2025	$22,605	$21,188
11/30/2025	$22,853	$21,320
12/31/2025	$23,382	$21,959

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	22.58%	7.98%	8.86%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,159,017,619
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 8,971,809
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,159,017,619 # of Portfolio Holdings79 Total Advisory Fees Paid$8,971,809 Portfolio Turnover Rate18%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	5.0%
Energy	3.0%
Basic Materials	4.8%
Technology	9.5%
Consumer, Cyclical	13.4%
Industrial	15.5%
Consumer, Non-Cyclical	23.2%
Financial	24.6%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	23.5%
Italy	4.7%
Switzerland	5.9%
Germany	7.1%
United Kingdom	11.2%
United States (Includes Short-Term Investments)	11.8%
France	15.6%
Japan	19.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098946
Shareholder Report [Line Items]
Fund Name		International Large-Cap Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$89	0.80%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection and an underweight allocation (relative to its benchmark, the MSCI EAFE Index) in the consumer discretionary sector contributed to relative returns.

+ An overweight position in British multinational aerospace and defense company Rolls Royce helped performance due to the issuer’s strong results from its Civil Aerospace division.

+ An overweight position in AIB Group, an Irish commercial bank, contributed to performance due to the company’s robust net interest income and effective cost controls.

Top detractors from performance:

- A combination of security selection and an overweight allocation to both the consumer staples and technology sectors detracted from relative returns.

- Overweighting Compass Group, a British contract foodservice company, hindered results as the company’s stock price faced pressure from ongoing investment in people and technology despite strong revenue growth.

- An overweight to Beiersdorf, a German personal care products company, detracted from results due to softer organic sales growth in its consumer segment.

- The stock price of French wine and spirits seller Pernod Ricard was hampered over the reporting period by US organic sales declines, retailer destocking and increased promotional spending.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Large-Cap (Class P)	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,403	$9,277
2/29/2016	$9,196	$9,107
3/31/2016	$9,754	$9,699
4/30/2016	$9,919	$9,980
5/31/2016	$9,852	$9,890
6/30/2016	$9,625	$9,558
7/31/2016	$10,011	$10,042
8/31/2016	$10,137	$10,049
9/30/2016	$10,225	$10,173
10/31/2016	$9,996	$9,965
11/30/2016	$9,768	$9,766
12/31/2016	$10,012	$10,100
1/31/2017	$10,414	$10,393
2/28/2017	$10,467	$10,542
3/31/2017	$10,826	$10,832
4/30/2017	$11,248	$11,107
5/31/2017	$11,821	$11,515
6/30/2017	$11,843	$11,495
7/31/2017	$12,090	$11,826
8/31/2017	$12,082	$11,822
9/30/2017	$12,341	$12,116
10/31/2017	$12,568	$12,300
11/30/2017	$12,654	$12,429
12/31/2017	$12,792	$12,628
1/31/2018	$13,405	$13,262
2/28/2018	$12,786	$12,663
3/31/2018	$12,578	$12,435
4/30/2018	$12,802	$12,719
5/31/2018	$12,677	$12,433
6/30/2018	$12,533	$12,281
7/31/2018	$12,967	$12,584
8/31/2018	$12,788	$12,341
9/30/2018	$12,766	$12,448
10/31/2018	$11,711	$11,457
11/30/2018	$11,808	$11,442
12/31/2018	$11,304	$10,887
1/31/2019	$11,981	$11,602
2/28/2019	$12,421	$11,898
3/31/2019	$12,620	$11,973
4/30/2019	$13,127	$12,310
5/31/2019	$12,549	$11,719
6/30/2019	$13,423	$12,414
7/31/2019	$13,071	$12,256
8/31/2019	$13,066	$11,939
9/30/2019	$13,312	$12,281
10/31/2019	$13,780	$12,722
11/30/2019	$14,027	$12,866
12/31/2019	$14,501	$13,284
1/31/2020	$14,214	$13,006
2/29/2020	$13,275	$11,831
3/31/2020	$11,512	$10,252
4/30/2020	$12,273	$10,914
5/31/2020	$12,799	$11,389
6/30/2020	$13,338	$11,777
7/31/2020	$13,801	$12,051
8/31/2020	$14,391	$12,671
9/30/2020	$14,131	$12,342
10/31/2020	$13,391	$11,849
11/30/2020	$15,321	$13,686
12/31/2020	$16,091	$14,322
1/31/2021	$15,690	$14,169
2/28/2021	$15,858	$14,487
3/31/2021	$16,266	$14,820
4/30/2021	$16,845	$15,266
5/31/2021	$17,583	$15,764
6/30/2021	$17,391	$15,587
7/31/2021	$17,643	$15,704
8/31/2021	$18,019	$15,981
9/30/2021	$17,358	$15,517
10/31/2021	$18,121	$15,899
11/30/2021	$17,646	$15,159
12/31/2021	$18,506	$15,935
1/31/2022	$17,763	$15,165
2/28/2022	$17,070	$14,897
3/31/2022	$17,042	$14,993
4/30/2022	$16,004	$14,023
5/31/2022	$16,222	$14,128
6/30/2022	$14,880	$12,817
7/31/2022	$15,631	$13,456
8/31/2022	$14,763	$12,817
9/30/2022	$13,584	$11,618
10/31/2022	$14,267	$12,242
11/30/2022	$16,131	$13,621
12/31/2022	$15,725	$13,632
1/31/2023	$17,132	$14,736
2/28/2023	$16,592	$14,429
3/31/2023	$17,327	$14,786
4/30/2023	$17,893	$15,204
5/31/2023	$17,227	$14,560
6/30/2023	$17,981	$15,223
7/31/2023	$18,294	$15,715
8/31/2023	$17,650	$15,113
9/30/2023	$16,688	$14,597
10/31/2023	$16,414	$14,005
11/30/2023	$17,864	$15,305
12/31/2023	$18,695	$16,118
1/31/2024	$18,566	$16,211
2/29/2024	$19,135	$16,508
3/31/2024	$19,571	$17,051
4/30/2024	$18,915	$16,614
5/31/2024	$19,857	$17,258
6/30/2024	$19,528	$16,979
7/31/2024	$20,096	$17,477
8/31/2024	$20,846	$18,046
9/30/2024	$21,153	$18,212
10/31/2024	$20,030	$17,222
11/30/2024	$19,888	$17,124
12/31/2024	$19,421	$16,735
1/31/2025	$20,477	$17,614
2/28/2025	$20,856	$17,956
3/31/2025	$20,692	$17,883
4/30/2025	$21,406	$18,702
5/31/2025	$22,313	$19,558
6/30/2025	$22,807	$19,989
7/31/2025	$22,203	$19,708
8/31/2025	$22,615	$20,549
9/30/2025	$23,132	$20,942
10/31/2025	$23,053	$21,188
11/30/2025	$23,311	$21,320
12/31/2025	$23,854	$21,959

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	22.82%	8.19%	9.08%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,159,017,619
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 8,971,809
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,159,017,619 # of Portfolio Holdings79 Total Advisory Fees Paid$8,971,809 Portfolio Turnover Rate18%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	5.0%
Energy	3.0%
Basic Materials	4.8%
Technology	9.5%
Consumer, Cyclical	13.4%
Industrial	15.5%
Consumer, Non-Cyclical	23.2%
Financial	24.6%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	23.5%
Italy	4.7%
Switzerland	5.9%
Germany	7.1%
United Kingdom	11.2%
United States (Includes Short-Term Investments)	11.8%
France	15.6%
Japan	19.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078094
Shareholder Report [Line Items]
Fund Name		International Small-Cap Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.12%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.12%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Rheinmetall: As Europe’s leading supplier of ammunition and armored vehicles with close ties to the German government, Rheinmetall benefited from higher defense spending during the reporting period.

+ Precision Tsugami: the shift to electric vehicles drove demand for this Chinese maker of lathe machine tools, contributing to strong sales growth and an increase in its stock price.

Top detractors from performance:

- Ashtead Technology: Weakening demand for construction and industrial equipment and rising depreciation costs during the reporting period led to slower growth and decreased profit margin for this United Kingdom company.

- International Games System: Competition in the arcade segment intensified, which muted growth for the Taiwanese company.

- Kuraray: Sluggish demand in key markets, the decision to end production of some product lines, and inventory valuation differences dampened revenue and profits for this Japanese chemical and materials company, negatively impacting the company’s stock price.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Small-Cap (Class I)	MSCI ACWI ex USA Small Cap Index	MSCI EAFE Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,439	$9,233	$9,277
2/29/2016	$9,245	$9,265	$9,107
3/31/2016	$10,047	$10,068	$9,699
4/30/2016	$10,151	$10,350	$9,980
5/31/2016	$10,301	$10,282	$9,890
6/30/2016	$9,878	$9,980	$9,558
7/31/2016	$10,365	$10,536	$10,042
8/31/2016	$10,282	$10,510	$10,049
9/30/2016	$10,633	$10,770	$10,173
10/31/2016	$10,350	$10,486	$9,965
11/30/2016	$10,084	$10,175	$9,766
12/31/2016	$10,342	$10,391	$10,100
1/31/2017	$10,719	$10,789	$10,393
2/28/2017	$10,943	$11,073	$10,542
3/31/2017	$11,253	$11,303	$10,832
4/30/2017	$11,586	$11,642	$11,107
5/31/2017	$11,937	$11,958	$11,515
6/30/2017	$12,032	$12,008	$11,495
7/31/2017	$12,549	$12,432	$11,826
8/31/2017	$12,756	$12,567	$11,822
9/30/2017	$13,052	$12,837	$12,116
10/31/2017	$13,256	$13,076	$12,300
11/30/2017	$13,332	$13,271	$12,429
12/31/2017	$13,643	$13,679	$12,628
1/31/2018	$14,351	$14,352	$13,262
2/28/2018	$13,620	$13,787	$12,663
3/31/2018	$13,541	$13,598	$12,435
4/30/2018	$13,636	$13,788	$12,719
5/31/2018	$13,463	$13,649	$12,433
6/30/2018	$13,096	$13,277	$12,281
7/31/2018	$13,232	$13,369	$12,584
8/31/2018	$12,946	$13,239	$12,341
9/30/2018	$12,814	$13,076	$12,448
10/31/2018	$11,482	$11,804	$11,457
11/30/2018	$11,290	$11,833	$11,442
12/31/2018	$10,620	$11,190	$10,887
1/31/2019	$11,628	$12,066	$11,602
2/28/2019	$11,772	$12,319	$11,898
3/31/2019	$11,691	$12,338	$11,973
4/30/2019	$11,969	$12,611	$12,310
5/31/2019	$11,125	$11,960	$11,719
6/30/2019	$11,745	$12,488	$12,414
7/31/2019	$11,551	$12,404	$12,256
8/31/2019	$11,227	$12,047	$11,939
9/30/2019	$11,514	$12,339	$12,281
10/31/2019	$11,963	$12,839	$12,722
11/30/2019	$12,183	$13,054	$12,866
12/31/2019	$12,751	$13,698	$13,284
1/31/2020	$12,239	$13,270	$13,006
2/29/2020	$11,177	$12,050	$11,831
3/31/2020	$8,873	$9,725	$10,252
4/30/2020	$9,946	$10,907	$10,914
5/31/2020	$10,589	$11,568	$11,389
6/30/2020	$10,833	$11,945	$11,777
7/31/2020	$11,268	$12,543	$12,051
8/31/2020	$11,903	$13,368	$12,671
9/30/2020	$11,886	$13,198	$12,342
10/31/2020	$11,514	$12,848	$11,849
11/30/2020	$12,899	$14,626	$13,686
12/31/2020	$13,825	$15,649	$14,322
1/31/2021	$13,834	$15,621	$14,169
2/28/2021	$14,284	$16,187	$14,487
3/31/2021	$14,920	$16,515	$14,820
4/30/2021	$15,643	$17,273	$15,266
5/31/2021	$16,139	$17,673	$15,764
6/30/2021	$15,889	$17,564	$15,587
7/31/2021	$16,125	$17,705	$15,704
8/31/2021	$16,259	$18,114	$15,981
9/30/2021	$15,580	$17,563	$15,517
10/31/2021	$15,862	$17,838	$15,899
11/30/2021	$15,029	$16,955	$15,159
12/31/2021	$15,743	$17,671	$15,935
1/31/2022	$15,190	$16,568	$15,165
2/28/2022	$14,699	$16,354	$14,897
3/31/2022	$14,464	$16,520	$14,993
4/30/2022	$13,731	$15,454	$14,023
5/31/2022	$13,945	$15,311	$14,128
6/30/2022	$12,679	$13,621	$12,817
7/31/2022	$13,220	$14,408	$13,456
8/31/2022	$12,531	$14,030	$12,817
9/30/2022	$11,265	$12,481	$11,618
10/31/2022	$11,929	$12,887	$12,242
11/30/2022	$13,159	$14,119	$13,621
12/31/2022	$13,053	$14,142	$13,632
1/31/2023	$14,042	$15,160	$14,736
2/28/2023	$13,819	$14,773	$14,429
3/31/2023	$14,051	$14,806	$14,786
4/30/2023	$14,178	$15,025	$15,204
5/31/2023	$13,775	$14,608	$14,560
6/30/2023	$14,116	$15,110	$15,223
7/31/2023	$14,636	$15,877	$15,715
8/31/2023	$14,201	$15,435	$15,113
9/30/2023	$13,698	$14,854	$14,597
10/31/2023	$13,126	$14,023	$14,005
11/30/2023	$14,333	$15,380	$15,305
12/31/2023	$15,302	$16,357	$16,118
1/31/2024	$15,025	$16,076	$16,211
2/29/2024	$15,217	$16,237	$16,508
3/31/2024	$15,692	$16,702	$17,051
4/30/2024	$15,204	$16,459	$16,614
5/31/2024	$15,837	$16,992	$17,258
6/30/2024	$15,494	$16,812	$16,979
7/31/2024	$16,073	$17,452	$17,477
8/31/2024	$16,246	$17,773	$18,046
9/30/2024	$16,341	$18,308	$18,212
10/31/2024	$15,344	$17,351	$17,222
11/30/2024	$15,515	$17,274	$17,124
12/31/2024	$15,152	$16,906	$16,735
1/31/2025	$15,364	$17,131	$17,614
2/28/2025	$15,526	$16,948	$17,956
3/31/2025	$15,847	$17,014	$17,883
4/30/2025	$16,461	$17,813	$18,702
5/31/2025	$17,292	$18,966	$19,558
6/30/2025	$17,990	$19,895	$19,989
7/31/2025	$17,580	$19,928	$19,708
8/31/2025	$18,116	$20,778	$20,549
9/30/2025	$18,397	$21,224	$20,942
10/31/2025	$18,128	$21,269	$21,188
11/30/2025	$18,518	$21,433	$21,320
12/31/2025	$18,699	$21,853	$21,959

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	23.41%	6.23%	6.46%
MSCI ACWI ex USA Small Cap Index (Benchmark)	29.26%	6.91%	8.13%
MSCI EAFE Index (Regulatory)	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 389,561,866
Holdings Count | Holding		156
Advisory Fees Paid, Amount		$ 3,750,210
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$389,561,866 # of Portfolio Holdings156 Total Advisory Fees Paid$3,750,210 Portfolio Turnover Rate67%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	4.3%
Others (each less than 3.0%)	4.6%
Energy	3.9%
Exchange-Traded Funds	6.0%
Technology	8.0%
Consumer, Cyclical	11.0%
Consumer, Non-Cyclical	16.1%
Financial	19.8%
Industrial	26.3%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	4.3%
Others (each less than 3.0%)	38.7%
United States	3.2%
Italy	3.5%
Austria	3.5%
Taiwan	3.7%
China	5.2%
United Kingdom	11.7%
Japan	26.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098965
Shareholder Report [Line Items]
Fund Name		International Small-Cap Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$103	0.92%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Rheinmetall: As Europe’s leading supplier of ammunition and armored vehicles with close ties to the German government, Rheinmetall benefited from higher defense spending during the reporting period.

+ Precision Tsugami: the shift to electric vehicles drove demand for this Chinese maker of lathe machine tools, contributing to strong sales growth and an increase in its stock price.

Top detractors from performance:

- Ashtead Technology: Weakening demand for construction and industrial equipment and rising depreciation costs during the reporting period led to slower growth and decreased profit margin for this United Kingdom company.

- International Games System: Competition in the arcade segment intensified, which muted growth for the Taiwanese company.

- Kuraray: Sluggish demand in key markets, the decision to end production of some product lines, and inventory valuation differences dampened revenue and profits for this Japanese chemical and materials company, negatively impacting the company’s stock price.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Small-Cap (Class P)	MSCI ACWI ex USA Small Cap Index	MSCI EAFE Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,440	$9,233	$9,277
2/29/2016	$9,248	$9,265	$9,107
3/31/2016	$10,052	$10,068	$9,699
4/30/2016	$10,157	$10,350	$9,980
5/31/2016	$10,309	$10,282	$9,890
6/30/2016	$9,888	$9,980	$9,558
7/31/2016	$10,377	$10,536	$10,042
8/31/2016	$10,295	$10,510	$10,049
9/30/2016	$10,648	$10,770	$10,173
10/31/2016	$10,368	$10,486	$9,965
11/30/2016	$10,102	$10,175	$9,766
12/31/2016	$10,363	$10,391	$10,100
1/31/2017	$10,742	$10,789	$10,393
2/28/2017	$10,969	$11,073	$10,542
3/31/2017	$11,281	$11,303	$10,832
4/30/2017	$11,616	$11,642	$11,107
5/31/2017	$11,971	$11,958	$11,515
6/30/2017	$12,068	$12,008	$11,495
7/31/2017	$12,589	$12,432	$11,826
8/31/2017	$12,798	$12,567	$11,822
9/30/2017	$13,097	$12,837	$12,116
10/31/2017	$13,304	$13,076	$12,300
11/30/2017	$13,383	$13,271	$12,429
12/31/2017	$13,698	$13,679	$12,628
1/31/2018	$14,411	$14,352	$13,262
2/28/2018	$13,679	$13,787	$12,663
3/31/2018	$13,602	$13,598	$12,435
4/30/2018	$13,699	$13,788	$12,719
5/31/2018	$13,528	$13,649	$12,433
6/30/2018	$13,161	$13,277	$12,281
7/31/2018	$13,300	$13,369	$12,584
8/31/2018	$13,015	$13,239	$12,341
9/30/2018	$12,885	$13,076	$12,448
10/31/2018	$11,547	$11,804	$11,457
11/30/2018	$11,356	$11,833	$11,442
12/31/2018	$10,684	$11,190	$10,887
1/31/2019	$11,699	$12,066	$11,602
2/28/2019	$11,846	$12,319	$11,898
3/31/2019	$11,767	$12,338	$11,973
4/30/2019	$12,049	$12,611	$12,310
5/31/2019	$11,201	$11,960	$11,719
6/30/2019	$11,827	$12,488	$12,414
7/31/2019	$11,634	$12,404	$12,256
8/31/2019	$11,309	$12,047	$11,939
9/30/2019	$11,600	$12,339	$12,281
10/31/2019	$12,055	$12,839	$12,722
11/30/2019	$12,278	$13,054	$12,866
12/31/2019	$12,854	$13,698	$13,284
1/31/2020	$12,339	$13,270	$13,006
2/29/2020	$11,271	$12,050	$11,831
3/31/2020	$8,949	$9,725	$10,252
4/30/2020	$10,032	$10,907	$10,914
5/31/2020	$10,683	$11,568	$11,389
6/30/2020	$10,931	$11,945	$11,777
7/31/2020	$11,372	$12,543	$12,051
8/31/2020	$12,015	$13,368	$12,671
9/30/2020	$11,999	$13,198	$12,342
10/31/2020	$11,625	$12,848	$11,849
11/30/2020	$13,026	$14,626	$13,686
12/31/2020	$13,964	$15,649	$14,322
1/31/2021	$13,975	$15,621	$14,169
2/28/2021	$14,431	$16,187	$14,487
3/31/2021	$15,077	$16,515	$14,820
4/30/2021	$15,811	$17,273	$15,266
5/31/2021	$16,314	$17,673	$15,764
6/30/2021	$16,064	$17,564	$15,587
7/31/2021	$16,305	$17,705	$15,704
8/31/2021	$16,444	$18,114	$15,981
9/30/2021	$15,760	$17,563	$15,517
10/31/2021	$16,048	$17,838	$15,899
11/30/2021	$15,208	$16,955	$15,159
12/31/2021	$15,933	$17,671	$15,935
1/31/2022	$15,376	$16,568	$15,165
2/28/2022	$14,881	$16,354	$14,897
3/31/2022	$14,646	$16,520	$14,993
4/30/2022	$13,905	$15,454	$14,023
5/31/2022	$14,125	$15,311	$14,128
6/30/2022	$12,845	$13,621	$12,817
7/31/2022	$13,395	$14,408	$13,456
8/31/2022	$12,699	$14,030	$12,817
9/30/2022	$11,417	$12,481	$11,618
10/31/2022	$12,093	$12,887	$12,242
11/30/2022	$13,342	$14,119	$13,621
12/31/2022	$13,237	$14,142	$13,632
1/31/2023	$14,243	$15,160	$14,736
2/28/2023	$14,018	$14,773	$14,429
3/31/2023	$14,256	$14,806	$14,786
4/30/2023	$14,387	$15,025	$15,204
5/31/2023	$13,981	$14,608	$14,560
6/30/2023	$14,329	$15,110	$15,223
7/31/2023	$14,860	$15,877	$15,715
8/31/2023	$14,421	$15,435	$15,113
9/30/2023	$13,912	$14,854	$14,597
10/31/2023	$13,333	$14,023	$14,005
11/30/2023	$14,562	$15,380	$15,305
12/31/2023	$15,549	$16,357	$16,118
1/31/2024	$15,270	$16,076	$16,211
2/29/2024	$15,467	$16,237	$16,508
3/31/2024	$15,953	$16,702	$17,051
4/30/2024	$15,460	$16,459	$16,614
5/31/2024	$16,105	$16,992	$17,258
6/30/2024	$15,760	$16,812	$16,979
7/31/2024	$16,350	$17,452	$17,477
8/31/2024	$16,529	$17,773	$18,046
9/30/2024	$16,629	$18,308	$18,212
10/31/2024	$15,617	$17,351	$17,222
11/30/2024	$15,794	$17,274	$17,124
12/31/2024	$15,427	$16,906	$16,735
1/31/2025	$15,645	$17,131	$17,614
2/28/2025	$15,813	$16,948	$17,956
3/31/2025	$16,142	$17,014	$17,883
4/30/2025	$16,770	$17,813	$18,702
5/31/2025	$17,621	$18,966	$19,558
6/30/2025	$18,335	$19,895	$19,989
7/31/2025	$17,920	$19,928	$19,708
8/31/2025	$18,469	$20,778	$20,549
9/30/2025	$18,759	$21,224	$20,942
10/31/2025	$18,487	$21,269	$21,188
11/30/2025	$18,888	$21,433	$21,320
12/31/2025	$19,076	$21,853	$21,959

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	23.66%	6.44%	6.67%
MSCI ACWI ex USA Small Cap Index (Benchmark)	29.26%	6.91%	8.13%
MSCI EAFE Index (Regulatory)	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 389,561,866
Holdings Count | Holding		156
Advisory Fees Paid, Amount		$ 3,750,210
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$389,561,866 # of Portfolio Holdings156 Total Advisory Fees Paid$3,750,210 Portfolio Turnover Rate67%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	4.3%
Others (each less than 3.0%)	4.6%
Energy	3.9%
Exchange-Traded Funds	6.0%
Technology	8.0%
Consumer, Cyclical	11.0%
Consumer, Non-Cyclical	16.1%
Financial	19.8%
Industrial	26.3%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	4.3%
Others (each less than 3.0%)	38.7%
United States	3.2%
Italy	3.5%
Austria	3.5%
Taiwan	3.7%
China	5.2%
United Kingdom	11.7%
Japan	26.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078114
Shareholder Report [Line Items]
Fund Name		International Value Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	0.91%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the financials sector was a key contributor to performance (relative to its benchmark index, the MSCI EAFE Index), as well as selection in the materials and consumer discretionary sectors.

+ Security selection within the Europe Developed (ex UK) region was also a key contributor to performance.

+ Financial services companies Societe Generale SA (France), UniCredit SpA (Italy), and Standard Chartered (United Kingdom) were the top individual contributors to Fund performance during the reporting period, driven by strong wealth and retail banking performance.

Top detractors from performance:

- Sector allocation and security selection in the industrials sector detracted from performance.

- WPP (United Kingdom) was a top detractor from performance as the stock price for the communications company was negatively impacted due to client losses, a slowdown in new client acquisition, and macroeconomic headwinds.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Value (Class I)	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,281	$9,277
2/29/2016	$8,921	$9,107
3/31/2016	$9,558	$9,699
4/30/2016	$9,800	$9,980
5/31/2016	$9,702	$9,890
6/30/2016	$9,303	$9,558
7/31/2016	$9,745	$10,042
8/31/2016	$9,912	$10,049
9/30/2016	$9,924	$10,173
10/31/2016	$9,915	$9,965
11/30/2016	$9,913	$9,766
12/31/2016	$10,298	$10,100
1/31/2017	$10,613	$10,393
2/28/2017	$10,633	$10,542
3/31/2017	$10,999	$10,832
4/30/2017	$11,056	$11,107
5/31/2017	$11,339	$11,515
6/30/2017	$11,438	$11,495
7/31/2017	$11,798	$11,826
8/31/2017	$11,722	$11,822
9/30/2017	$12,118	$12,116
10/31/2017	$12,263	$12,300
11/30/2017	$12,303	$12,429
12/31/2017	$12,519	$12,628
1/31/2018	$13,296	$13,262
2/28/2018	$12,699	$12,663
3/31/2018	$12,452	$12,435
4/30/2018	$12,736	$12,719
5/31/2018	$12,127	$12,433
6/30/2018	$11,853	$12,281
7/31/2018	$12,308	$12,584
8/31/2018	$11,944	$12,341
9/30/2018	$12,293	$12,448
10/31/2018	$11,395	$11,457
11/30/2018	$11,318	$11,442
12/31/2018	$10,646	$10,887
1/31/2019	$11,444	$11,602
2/28/2019	$11,550	$11,898
3/31/2019	$11,359	$11,973
4/30/2019	$11,666	$12,310
5/31/2019	$10,897	$11,719
6/30/2019	$11,566	$12,414
7/31/2019	$11,121	$12,256
8/31/2019	$10,712	$11,939
9/30/2019	$11,248	$12,281
10/31/2019	$11,723	$12,722
11/30/2019	$11,877	$12,866
12/31/2019	$12,414	$13,284
1/31/2020	$11,442	$13,006
2/29/2020	$10,349	$11,831
3/31/2020	$8,082	$10,252
4/30/2020	$8,748	$10,914
5/31/2020	$9,080	$11,389
6/30/2020	$9,342	$11,777
7/31/2020	$9,375	$12,051
8/31/2020	$10,082	$12,671
9/30/2020	$9,514	$12,342
10/31/2020	$9,244	$11,849
11/30/2020	$11,022	$13,686
12/31/2020	$11,524	$14,322
1/31/2021	$11,455	$14,169
2/28/2021	$12,418	$14,487
3/31/2021	$12,973	$14,820
4/30/2021	$13,143	$15,266
5/31/2021	$13,965	$15,764
6/30/2021	$13,523	$15,587
7/31/2021	$13,372	$15,704
8/31/2021	$13,653	$15,981
9/30/2021	$13,746	$15,517
10/31/2021	$13,992	$15,899
11/30/2021	$13,203	$15,159
12/31/2021	$13,870	$15,935
1/31/2022	$14,541	$15,165
2/28/2022	$14,115	$14,897
3/31/2022	$13,918	$14,993
4/30/2022	$13,262	$14,023
5/31/2022	$13,920	$14,128
6/30/2022	$12,588	$12,817
7/31/2022	$12,760	$13,456
8/31/2022	$12,311	$12,817
9/30/2022	$11,265	$11,618
10/31/2022	$12,050	$12,242
11/30/2022	$13,698	$13,621
12/31/2022	$13,695	$13,632
1/31/2023	$15,015	$14,736
2/28/2023	$14,767	$14,429
3/31/2023	$14,615	$14,786
4/30/2023	$14,989	$15,204
5/31/2023	$14,338	$14,560
6/30/2023	$15,202	$15,223
7/31/2023	$15,954	$15,715
8/31/2023	$15,492	$15,113
9/30/2023	$15,240	$14,597
10/31/2023	$14,764	$14,005
11/30/2023	$15,835	$15,305
12/31/2023	$16,462	$16,118
1/31/2024	$16,102	$16,211
2/29/2024	$16,350	$16,508
3/31/2024	$17,202	$17,051
4/30/2024	$17,060	$16,614
5/31/2024	$17,804	$17,258
6/30/2024	$16,966	$16,979
7/31/2024	$17,827	$17,477
8/31/2024	$18,335	$18,046
9/30/2024	$18,567	$18,212
10/31/2024	$17,814	$17,222
11/30/2024	$17,516	$17,124
12/31/2024	$17,102	$16,735
1/31/2025	$18,067	$17,614
2/28/2025	$18,745	$17,956
3/31/2025	$19,451	$17,883
4/30/2025	$20,064	$18,702
5/31/2025	$21,193	$19,558
6/30/2025	$22,001	$19,989
7/31/2025	$22,063	$19,708
8/31/2025	$23,159	$20,549
9/30/2025	$23,685	$20,942
10/31/2025	$23,621	$21,188
11/30/2025	$24,480	$21,320
12/31/2025	$25,267	$21,959

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	47.74%	17.00%	9.71%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,137,970,580
Holdings Count | Holding		146
Advisory Fees Paid, Amount		$ 7,526,059
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,137,970,580 # of Portfolio Holdings146 Total Advisory Fees Paid$7,526,059 Portfolio Turnover Rate39%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	4.3%
Basic Materials	5.0%
Industrial	5.3%
Energy	7.5%
Communications	11.1%
Consumer, Cyclical	12.6%
Consumer, Non-Cyclical	17.4%
Financial	35.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	20.0%
Hong Kong	3.2%
Brazil	3.7%
Italy	4.6%
South Korea	4.8%
Netherlands	6.3%
Germany	6.4%
United States	7.5%
France	12.3%
United Kingdom	12.7%
Japan	17.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098973
Shareholder Report [Line Items]
Fund Name		International Value Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$88	0.71%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the financials sector was a key contributor to performance (relative to its benchmark index, the MSCI EAFE Index), as well as selection in the materials and consumer discretionary sectors.

+ Security selection within the Europe Developed (ex UK) region was also a key contributor to performance.

+ Financial services companies Societe Generale SA (France), UniCredit SpA (Italy), and Standard Chartered (United Kingdom) were the top individual contributors to Fund performance during the reporting period, driven by strong wealth and retail banking performance.

Top detractors from performance:

- Sector allocation and security selection in the industrials sector detracted from performance.

- WPP (United Kingdom) was a top detractor from performance as the stock price for the communications company was negatively impacted due to client losses, a slowdown in new client acquisition, and macroeconomic headwinds.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	International Value (Class P)	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,282	$9,277
2/29/2016	$8,924	$9,107
3/31/2016	$9,562	$9,699
4/30/2016	$9,806	$9,980
5/31/2016	$9,710	$9,890
6/30/2016	$9,312	$9,558
7/31/2016	$9,756	$10,042
8/31/2016	$9,925	$10,049
9/30/2016	$9,938	$10,173
10/31/2016	$9,932	$9,965
11/30/2016	$9,931	$9,766
12/31/2016	$10,318	$10,100
1/31/2017	$10,636	$10,393
2/28/2017	$10,658	$10,542
3/31/2017	$11,027	$10,832
4/30/2017	$11,085	$11,107
5/31/2017	$11,371	$11,515
6/30/2017	$11,473	$11,495
7/31/2017	$11,835	$11,826
8/31/2017	$11,761	$11,822
9/30/2017	$12,161	$12,116
10/31/2017	$12,308	$12,300
11/30/2017	$12,350	$12,429
12/31/2017	$12,569	$12,628
1/31/2018	$13,351	$13,262
2/28/2018	$12,754	$12,663
3/31/2018	$12,508	$12,435
4/30/2018	$12,795	$12,719
5/31/2018	$12,185	$12,433
6/30/2018	$11,912	$12,281
7/31/2018	$12,372	$12,584
8/31/2018	$12,008	$12,341
9/30/2018	$12,361	$12,448
10/31/2018	$11,460	$11,457
11/30/2018	$11,384	$11,442
12/31/2018	$10,710	$10,887
1/31/2019	$11,514	$11,602
2/28/2019	$11,623	$11,898
3/31/2019	$11,433	$11,973
4/30/2019	$11,744	$12,310
5/31/2019	$10,971	$11,719
6/30/2019	$11,647	$12,414
7/31/2019	$11,201	$12,256
8/31/2019	$10,791	$11,939
9/30/2019	$11,333	$12,281
10/31/2019	$11,813	$12,722
11/30/2019	$11,970	$12,866
12/31/2019	$12,513	$13,284
1/31/2020	$11,536	$13,006
2/29/2020	$10,435	$11,831
3/31/2020	$8,151	$10,252
4/30/2020	$8,824	$10,914
5/31/2020	$9,161	$11,389
6/30/2020	$9,426	$11,777
7/31/2020	$9,461	$12,051
8/31/2020	$10,176	$12,671
9/30/2020	$9,604	$12,342
10/31/2020	$9,333	$11,849
11/30/2020	$11,130	$13,686
12/31/2020	$11,639	$14,322
1/31/2021	$11,572	$14,169
2/28/2021	$12,547	$14,487
3/31/2021	$13,110	$14,820
4/30/2021	$13,283	$15,266
5/31/2021	$14,117	$15,764
6/30/2021	$13,672	$15,587
7/31/2021	$13,521	$15,704
8/31/2021	$13,809	$15,981
9/30/2021	$13,905	$15,517
10/31/2021	$14,156	$15,899
11/30/2021	$13,359	$15,159
12/31/2021	$14,037	$15,935
1/31/2022	$14,719	$15,165
2/28/2022	$14,290	$14,897
3/31/2022	$14,093	$14,993
4/30/2022	$13,430	$14,023
5/31/2022	$14,099	$14,128
6/30/2022	$12,752	$12,817
7/31/2022	$12,929	$13,456
8/31/2022	$12,476	$12,817
9/30/2022	$11,418	$11,618
10/31/2022	$12,215	$12,242
11/30/2022	$13,888	$13,621
12/31/2022	$13,888	$13,632
1/31/2023	$15,229	$14,736
2/28/2023	$14,980	$14,429
3/31/2023	$14,828	$14,786
4/30/2023	$15,210	$15,204
5/31/2023	$14,552	$14,560
6/30/2023	$15,431	$15,223
7/31/2023	$16,198	$15,715
8/31/2023	$15,731	$15,113
9/30/2023	$15,478	$14,597
10/31/2023	$14,997	$14,005
11/30/2023	$16,088	$15,305
12/31/2023	$16,727	$16,118
1/31/2024	$16,364	$16,211
2/29/2024	$16,618	$16,508
3/31/2024	$17,488	$17,051
4/30/2024	$17,346	$16,614
5/31/2024	$18,106	$17,258
6/30/2024	$17,256	$16,979
7/31/2024	$18,135	$17,477
8/31/2024	$18,655	$18,046
9/30/2024	$18,894	$18,212
10/31/2024	$18,131	$17,222
11/30/2024	$17,831	$17,124
12/31/2024	$17,412	$16,735
1/31/2025	$18,398	$17,614
2/28/2025	$19,091	$17,956
3/31/2025	$19,814	$17,883
4/30/2025	$20,441	$18,702
5/31/2025	$21,595	$19,558
6/30/2025	$22,422	$19,989
7/31/2025	$22,489	$19,708
8/31/2025	$23,611	$20,549
9/30/2025	$24,151	$20,942
10/31/2025	$24,089	$21,188
11/30/2025	$24,969	$21,320
12/31/2025	$25,777	$21,959

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	48.04%	17.24%	9.93%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,137,970,580
Holdings Count | Holding		146
Advisory Fees Paid, Amount		$ 7,526,059
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,137,970,580 # of Portfolio Holdings146 Total Advisory Fees Paid$7,526,059 Portfolio Turnover Rate39%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	4.3%
Basic Materials	5.0%
Industrial	5.3%
Energy	7.5%
Communications	11.1%
Consumer, Cyclical	12.6%
Consumer, Non-Cyclical	17.4%
Financial	35.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	20.0%
Hong Kong	3.2%
Brazil	3.7%
Italy	4.6%
South Korea	4.8%
Netherlands	6.3%
Germany	6.4%
United States	7.5%
France	12.3%
United Kingdom	12.7%
Japan	17.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078112
Shareholder Report [Line Items]
Fund Name		Health Sciences Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.15%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight position (relative to its health care benchmark index, the Russell 3000 Health Care Index) in UnitedHealth Group was the largest contributor to relative performance. The stock was pressured due to higher-than-expected medical cost trends, management reshuffling, and regulatory headwinds.

+ An overweight position in Insmed contributed to performance as the biotech company saw growth due to major clinical and regulatory milestones for its products.

+ An overweight position in Alnylam Pharmaceuticals contributed to returns. A stronger-than-expected product launch was the primary catalyst.

Top detractors from performance:

- An underweight position in Eli Lilly detracted from performance, as its share price increased due to solid financial performance and growth in its glucagon-like peptide-1 (GLP-1) franchise.

- An underweight position in Johnson & Johnson detracted from performance as its shares traded higher given strong financial results.

- An overweight position in Abbott Laboratories detracted from performance as its stock price fell following weaker-than-expected financial performance and overhang from acquisitions.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Health Sciences (Class I)	Russell 3000 Health Care Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,912	$9,073	$9,504
2/29/2016	$8,757	$9,004	$9,491
3/31/2016	$9,033	$9,295	$10,135
4/30/2016	$9,431	$9,581	$10,174
5/31/2016	$9,661	$9,801	$10,357
6/30/2016	$9,680	$9,856	$10,384
7/31/2016	$10,168	$10,398	$10,766
8/31/2016	$9,867	$10,077	$10,782
9/30/2016	$9,928	$10,092	$10,784
10/31/2016	$9,201	$9,369	$10,587
11/30/2016	$9,433	$9,624	$10,979
12/31/2016	$9,403	$9,667	$11,196
1/31/2017	$9,718	$9,924	$11,408
2/28/2017	$10,366	$10,556	$11,861
3/31/2017	$10,379	$10,527	$11,875
4/30/2017	$10,697	$10,698	$11,997
5/31/2017	$10,763	$10,748	$12,166
6/30/2017	$11,216	$11,292	$12,242
7/31/2017	$11,260	$11,351	$12,494
8/31/2017	$11,404	$11,580	$12,532
9/30/2017	$11,480	$11,716	$12,790
10/31/2017	$11,452	$11,614	$13,089
11/30/2017	$11,776	$11,968	$13,490
12/31/2017	$11,656	$11,902	$13,640
1/31/2018	$12,455	$12,708	$14,421
2/28/2018	$11,892	$12,178	$13,890
3/31/2018	$11,667	$11,867	$13,537
4/30/2018	$11,790	$11,991	$13,589
5/31/2018	$12,145	$12,206	$13,916
6/30/2018	$12,420	$12,397	$14,002
7/31/2018	$12,988	$13,139	$14,523
8/31/2018	$13,641	$13,794	$14,996
9/30/2018	$14,031	$14,084	$15,081
10/31/2018	$12,985	$12,997	$14,050
11/30/2018	$13,699	$13,821	$14,337
12/31/2018	$12,577	$12,573	$13,042
1/31/2019	$13,429	$13,323	$14,087
2/28/2019	$13,640	$13,592	$14,540
3/31/2019	$13,728	$13,663	$14,822
4/30/2019	$13,188	$13,284	$15,422
5/31/2019	$12,990	$12,940	$14,442
6/30/2019	$13,977	$13,859	$15,460
7/31/2019	$14,071	$13,671	$15,682
8/31/2019	$14,041	$13,503	$15,434
9/30/2019	$13,732	$13,359	$15,723
10/31/2019	$14,502	$14,003	$16,063
11/30/2019	$15,296	$14,851	$16,646
12/31/2019	$15,818	$15,353	$17,149
1/31/2020	$15,486	$14,982	$17,142
2/29/2020	$14,673	$14,088	$15,731
3/31/2020	$13,972	$13,375	$13,788
4/30/2020	$15,762	$15,220	$15,555
5/31/2020	$16,628	$15,884	$16,296
6/30/2020	$16,413	$15,632	$16,620
7/31/2020	$17,171	$16,445	$17,558
8/31/2020	$17,571	$16,861	$18,820
9/30/2020	$17,406	$16,645	$18,105
10/31/2020	$16,701	$16,155	$17,623
11/30/2020	$17,920	$17,555	$19,552
12/31/2020	$18,789	$18,322	$20,304
1/31/2021	$18,822	$18,729	$20,099
2/28/2021	$18,436	$18,425	$20,653
3/31/2021	$18,842	$18,714	$21,558
4/30/2021	$19,677	$19,491	$22,708
5/31/2021	$19,700	$19,576	$22,867
6/30/2021	$20,213	$20,241	$23,401
7/31/2021	$20,653	$20,949	$23,956
8/31/2021	$20,878	$21,450	$24,685
9/30/2021	$19,768	$20,275	$23,537
10/31/2021	$20,565	$21,142	$25,186
11/30/2021	$19,690	$20,266	$25,011
12/31/2021	$21,116	$21,730	$26,132
1/31/2022	$19,320	$19,913	$24,780
2/28/2022	$19,140	$19,730	$24,038
3/31/2022	$19,940	$20,740	$24,931
4/30/2022	$18,965	$19,469	$22,757
5/31/2022	$19,066	$19,609	$22,798
6/30/2022	$18,727	$19,200	$20,916
7/31/2022	$19,314	$19,948	$22,845
8/31/2022	$18,306	$18,859	$21,913
9/30/2022	$17,742	$18,293	$19,895
10/31/2022	$19,349	$19,912	$21,506
11/30/2022	$20,271	$20,802	$22,708
12/31/2022	$19,891	$20,404	$21,399
1/31/2023	$19,713	$20,252	$22,744
2/28/2023	$18,835	$19,345	$22,189
3/31/2023	$19,397	$19,737	$23,004
4/30/2023	$20,054	$20,367	$23,363
5/31/2023	$19,414	$19,582	$23,464
6/30/2023	$20,225	$20,416	$25,015
7/31/2023	$20,184	$20,602	$25,818
8/31/2023	$20,098	$20,406	$25,407
9/30/2023	$19,469	$19,624	$24,196
10/31/2023	$18,821	$18,822	$23,687
11/30/2023	$19,729	$19,915	$25,850
12/31/2023	$20,571	$20,990	$27,025
1/31/2024	$21,255	$21,496	$27,479
2/29/2024	$21,884	$22,309	$28,946
3/31/2024	$22,326	$22,778	$29,878
4/30/2024	$21,388	$21,550	$28,657
5/31/2024	$21,975	$22,099	$30,078
6/30/2024	$22,511	$22,546	$31,157
7/31/2024	$22,921	$23,231	$31,537
8/31/2024	$23,868	$24,471	$32,302
9/30/2024	$23,434	$24,066	$32,992
10/31/2024	$22,469	$23,031	$32,692
11/30/2024	$22,795	$23,144	$34,611
12/31/2024	$21,401	$21,719	$33,786
1/31/2025	$22,900	$23,120	$34,727
2/28/2025	$22,984	$23,154	$34,274
3/31/2025	$22,180	$22,560	$32,343
4/30/2025	$21,711	$21,783	$32,124
5/31/2025	$20,728	$20,704	$34,146
6/30/2025	$21,202	$21,163	$35,882
7/31/2025	$20,856	$20,607	$36,687
8/31/2025	$21,865	$21,769	$37,431
9/30/2025	$22,250	$22,231	$38,797
10/31/2025	$23,283	$23,125	$39,706
11/30/2025	$25,404	$25,261	$39,803
12/31/2025	$24,888	$24,881	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	16.29%	5.78%	9.55%
Russell 3000 Health Care Index (Benchmark)	14.56%	6.31%	9.54%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 393,424,390
Holdings Count | Holding		140
Advisory Fees Paid, Amount		$ 3,345,235
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$393,424,390 # of Portfolio Holdings140 Total Advisory Fees Paid$3,345,235 Portfolio Turnover Rate54%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	(1.3%)
Others (each less than 3.0%)	13.4%
Medical-HMO	4.8%
Diagnostic Equipment	7.0%
Medical Instruments	8.2%
Medical Products	11.7%
Medical-Biomedical/Gene	21.2%
Medical-Drugs	35.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098971
Shareholder Report [Line Items]
Fund Name		Health Sciences Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$103	0.95%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight position (relative to its health care benchmark index, the Russell 3000 Health Care Index) in UnitedHealth Group was the largest contributor to relative performance. The stock was pressured due to higher-than-expected medical cost trends, management reshuffling, and regulatory headwinds.

+ An overweight position in Insmed contributed to performance as the biotech company saw growth due to major clinical and regulatory milestones for its products.

+ An overweight position in Alnylam Pharmaceuticals contributed to returns. A stronger-than-expected product launch was the primary catalyst.

Top detractors from performance:

- An underweight position in Eli Lilly detracted from performance, as its share price increased due to solid financial performance and growth in its glucagon-like peptide-1 (GLP-1) franchise.

- An underweight position in Johnson & Johnson detracted from performance as its shares traded higher given strong financial results.

- An overweight position in Abbott Laboratories detracted from performance as its stock price fell following weaker-than-expected financial performance and overhang from acquisitions.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Health Sciences (Class P)	Russell 3000 Health Care Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,914	$9,073	$9,504
2/29/2016	$8,760	$9,004	$9,491
3/31/2016	$9,037	$9,295	$10,135
4/30/2016	$9,438	$9,581	$10,174
5/31/2016	$9,669	$9,801	$10,357
6/30/2016	$9,690	$9,856	$10,384
7/31/2016	$10,181	$10,398	$10,766
8/31/2016	$9,881	$10,077	$10,782
9/30/2016	$9,943	$10,092	$10,784
10/31/2016	$9,217	$9,369	$10,587
11/30/2016	$9,451	$9,624	$10,979
12/31/2016	$9,423	$9,667	$11,196
1/31/2017	$9,740	$9,924	$11,408
2/28/2017	$10,392	$10,556	$11,861
3/31/2017	$10,407	$10,527	$11,875
4/30/2017	$10,728	$10,698	$11,997
5/31/2017	$10,795	$10,748	$12,166
6/30/2017	$11,252	$11,292	$12,242
7/31/2017	$11,298	$11,351	$12,494
8/31/2017	$11,445	$11,580	$12,532
9/30/2017	$11,523	$11,716	$12,790
10/31/2017	$11,497	$11,614	$13,089
11/30/2017	$11,824	$11,968	$13,490
12/31/2017	$11,706	$11,902	$13,640
1/31/2018	$12,510	$12,708	$14,421
2/28/2018	$11,946	$12,178	$13,890
3/31/2018	$11,723	$11,867	$13,537
4/30/2018	$11,848	$11,991	$13,589
5/31/2018	$12,207	$12,206	$13,916
6/30/2018	$12,486	$12,397	$14,002
7/31/2018	$13,059	$13,139	$14,523
8/31/2018	$13,718	$13,794	$14,996
9/30/2018	$14,113	$14,084	$15,081
10/31/2018	$13,063	$12,997	$14,050
11/30/2018	$13,784	$13,821	$14,337
12/31/2018	$12,657	$12,573	$13,042
1/31/2019	$13,517	$13,323	$14,087
2/28/2019	$13,731	$13,592	$14,540
3/31/2019	$13,823	$13,663	$14,822
4/30/2019	$13,282	$13,284	$15,422
5/31/2019	$13,084	$12,940	$14,442
6/30/2019	$14,081	$13,859	$15,460
7/31/2019	$14,178	$13,671	$15,682
8/31/2019	$14,151	$13,503	$15,434
9/30/2019	$13,842	$13,359	$15,723
10/31/2019	$14,620	$14,003	$16,063
11/30/2019	$15,423	$14,851	$16,646
12/31/2019	$15,952	$15,353	$17,149
1/31/2020	$15,620	$14,982	$17,142
2/29/2020	$14,803	$14,088	$15,731
3/31/2020	$14,098	$13,375	$13,788
4/30/2020	$15,907	$15,220	$15,555
5/31/2020	$16,784	$15,884	$16,296
6/30/2020	$16,569	$15,632	$16,620
7/31/2020	$17,337	$16,445	$17,558
8/31/2020	$17,745	$16,861	$18,820
9/30/2020	$17,581	$16,645	$18,105
10/31/2020	$16,872	$16,155	$17,623
11/30/2020	$18,107	$17,555	$19,552
12/31/2020	$18,988	$18,322	$20,304
1/31/2021	$19,024	$18,729	$20,099
2/28/2021	$18,636	$18,425	$20,653
3/31/2021	$19,051	$18,714	$21,558
4/30/2021	$19,898	$19,491	$22,708
5/31/2021	$19,925	$19,576	$22,867
6/30/2021	$20,447	$20,241	$23,401
7/31/2021	$20,895	$20,949	$23,956
8/31/2021	$21,127	$21,450	$24,685
9/30/2021	$20,006	$20,275	$23,537
10/31/2021	$20,817	$21,142	$25,186
11/30/2021	$19,935	$20,266	$25,011
12/31/2021	$21,382	$21,730	$26,132
1/31/2022	$19,567	$19,913	$24,780
2/28/2022	$19,387	$19,730	$24,038
3/31/2022	$20,202	$20,740	$24,931
4/30/2022	$19,216	$19,469	$22,757
5/31/2022	$19,323	$19,609	$22,798
6/30/2022	$18,982	$19,200	$20,916
7/31/2022	$19,580	$19,948	$22,845
8/31/2022	$18,562	$18,859	$21,913
9/30/2022	$17,992	$18,293	$19,895
10/31/2022	$19,626	$19,912	$21,506
11/30/2022	$20,564	$20,802	$22,708
12/31/2022	$20,182	$20,404	$21,399
1/31/2023	$20,005	$20,252	$22,744
2/28/2023	$19,117	$19,345	$22,189
3/31/2023	$19,690	$19,737	$23,004
4/30/2023	$20,361	$20,367	$23,363
5/31/2023	$19,714	$19,582	$23,464
6/30/2023	$20,542	$20,416	$25,015
7/31/2023	$20,503	$20,602	$25,818
8/31/2023	$20,419	$20,406	$25,407
9/30/2023	$19,784	$19,624	$24,196
10/31/2023	$19,128	$18,822	$23,687
11/30/2023	$20,054	$19,915	$25,850
12/31/2023	$20,914	$20,990	$27,025
1/31/2024	$21,613	$21,496	$27,479
2/29/2024	$22,256	$22,309	$28,946
3/31/2024	$22,709	$22,778	$29,878
4/30/2024	$21,759	$21,550	$28,657
5/31/2024	$22,360	$22,099	$30,078
6/30/2024	$22,909	$22,546	$31,157
7/31/2024	$23,330	$23,231	$31,537
8/31/2024	$24,298	$24,471	$32,302
9/30/2024	$23,861	$24,066	$32,992
10/31/2024	$22,882	$23,031	$32,692
11/30/2024	$23,218	$23,144	$34,611
12/31/2024	$21,802	$21,719	$33,786
1/31/2025	$23,332	$23,120	$34,727
2/28/2025	$23,421	$23,154	$34,274
3/31/2025	$22,606	$22,560	$32,343
4/30/2025	$22,131	$21,783	$32,124
5/31/2025	$21,134	$20,704	$34,146
6/30/2025	$21,620	$21,163	$35,882
7/31/2025	$21,270	$20,607	$36,687
8/31/2025	$22,304	$21,769	$37,431
9/30/2025	$22,700	$22,231	$38,797
10/31/2025	$23,758	$23,125	$39,706
11/30/2025	$25,926	$25,261	$39,803
12/31/2025	$25,404	$24,881	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	16.52%	6.00%	9.77%
Russell 3000 Health Care Index (Benchmark)	14.56%	6.31%	9.54%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 393,424,390
Holdings Count | Holding		140
Advisory Fees Paid, Amount		$ 3,345,235
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$393,424,390 # of Portfolio Holdings140 Total Advisory Fees Paid$3,345,235 Portfolio Turnover Rate54%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	(1.3%)
Others (each less than 3.0%)	13.4%
Medical-HMO	4.8%
Diagnostic Equipment	7.0%
Medical Instruments	8.2%
Medical Products	11.7%
Medical-Biomedical/Gene	21.2%
Medical-Drugs	35.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078085
Shareholder Report [Line Items]
Fund Name		Real Estate Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	1.01%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its real estate sector benchmark index, the MSCI U.S. REITs Index) to senior housing REITs was a key contributor as favorable fundamentals supported this industry.

+ An underweight to Iron Mountain, Inc., a data center exposed company, contributed to performance as concerns over the sustainability of Artificial Intelligence weighed on the stock.

+ An underweight to Public Storage, a self-storage REIT, contributed to performance as the company specifically (and this industry generally) reported weak earnings.

Top detractors from performance:

- An underweight in industrial REITs was a detractor due to reported signs of a recovery benefiting companies in this industry.

- Fund performance was hurt by an overweight to multi-family residential owners with coastal market exposure as they underperformed due to weaker pricing power.

- An underweight to net lease REITs and poor security selection in that industry detracted from performance as that industry outperformed during the reporting period.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Real Estate (Class I)	MSCI U.S. REITs Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,560	$9,662	$9,504
2/29/2016	$9,610	$9,616	$9,491
3/31/2016	$10,601	$10,587	$10,135
4/30/2016	$10,298	$10,328	$10,174
5/31/2016	$10,388	$10,565	$10,357
6/30/2016	$11,029	$11,276	$10,384
7/31/2016	$11,528	$11,745	$10,766
8/31/2016	$11,159	$11,306	$10,782
9/30/2016	$10,897	$11,077	$10,784
10/31/2016	$10,235	$10,441	$10,587
11/30/2016	$10,212	$10,254	$10,979
12/31/2016	$10,659	$10,714	$11,196
1/31/2017	$10,606	$10,706	$11,408
2/28/2017	$10,926	$11,069	$11,861
3/31/2017	$10,588	$10,787	$11,875
4/30/2017	$10,447	$10,800	$11,997
5/31/2017	$10,299	$10,723	$12,166
6/30/2017	$10,565	$10,932	$12,242
7/31/2017	$10,622	$11,066	$12,494
8/31/2017	$10,483	$11,031	$12,532
9/30/2017	$10,601	$11,001	$12,790
10/31/2017	$10,438	$10,885	$13,089
11/30/2017	$10,905	$11,160	$13,490
12/31/2017	$11,004	$11,115	$13,640
1/31/2018	$10,574	$10,645	$14,421
2/28/2018	$9,814	$9,819	$13,890
3/31/2018	$10,129	$10,182	$13,537
4/30/2018	$10,159	$10,324	$13,589
5/31/2018	$10,380	$10,721	$13,916
6/30/2018	$10,774	$11,174	$14,002
7/31/2018	$10,826	$11,248	$14,523
8/31/2018	$11,098	$11,582	$14,996
9/30/2018	$10,905	$11,261	$15,081
10/31/2018	$10,575	$10,922	$14,050
11/30/2018	$11,056	$11,424	$14,337
12/31/2018	$10,184	$10,467	$13,042
1/31/2019	$11,361	$11,694	$14,087
2/28/2019	$11,552	$11,764	$14,540
3/31/2019	$11,977	$12,134	$14,822
4/30/2019	$12,045	$12,097	$15,422
5/31/2019	$12,179	$12,121	$14,442
6/30/2019	$12,339	$12,254	$15,460
7/31/2019	$12,521	$12,401	$15,682
8/31/2019	$13,033	$12,813	$15,434
9/30/2019	$13,308	$13,158	$15,723
10/31/2019	$13,621	$13,337	$16,063
11/30/2019	$13,529	$13,123	$16,646
12/31/2019	$13,370	$13,014	$17,149
1/31/2020	$13,645	$13,159	$17,142
2/29/2020	$12,564	$12,107	$15,731
3/31/2020	$10,314	$9,469	$13,788
4/30/2020	$11,141	$10,244	$15,555
5/31/2020	$11,305	$10,255	$16,296
6/30/2020	$11,543	$10,548	$16,620
7/31/2020	$12,213	$10,974	$17,558
8/31/2020	$12,230	$11,060	$18,820
9/30/2020	$11,853	$10,689	$18,105
10/31/2020	$11,525	$10,407	$17,623
11/30/2020	$12,574	$11,517	$19,552
12/31/2020	$12,932	$11,881	$20,304
1/31/2021	$12,864	$11,896	$20,099
2/28/2021	$13,172	$12,365	$20,653
3/31/2021	$13,848	$12,891	$21,558
4/30/2021	$14,933	$13,923	$22,708
5/31/2021	$15,094	$14,047	$22,867
6/30/2021	$15,550	$14,405	$23,401
7/31/2021	$16,419	$15,099	$23,956
8/31/2021	$16,706	$15,381	$24,685
9/30/2021	$15,796	$14,513	$23,537
10/31/2021	$16,932	$15,631	$25,186
11/30/2021	$16,676	$15,506	$25,011
12/31/2021	$18,147	$16,837	$26,132
1/31/2022	$16,843	$15,665	$24,780
2/28/2022	$16,167	$15,159	$24,038
3/31/2022	$17,186	$16,117	$24,931
4/30/2022	$16,489	$15,393	$22,757
5/31/2022	$15,522	$14,439	$22,798
6/30/2022	$14,416	$13,350	$20,916
7/31/2022	$15,731	$14,539	$22,845
8/31/2022	$14,837	$13,662	$21,913
9/30/2022	$13,182	$11,979	$19,895
10/31/2022	$13,492	$12,557	$21,506
11/30/2022	$14,201	$13,275	$22,708
12/31/2022	$13,494	$12,566	$21,399
1/31/2023	$14,920	$13,892	$22,744
2/28/2023	$14,256	$13,224	$22,189
3/31/2023	$13,906	$12,866	$23,004
4/30/2023	$14,091	$12,965	$23,363
5/31/2023	$13,520	$12,562	$23,464
6/30/2023	$14,174	$13,166	$25,015
7/31/2023	$14,522	$13,537	$25,818
8/31/2023	$14,064	$13,120	$25,407
9/30/2023	$13,219	$12,203	$24,196
10/31/2023	$12,752	$11,664	$23,687
11/30/2023	$14,038	$12,869	$25,850
12/31/2023	$15,250	$14,107	$27,025
1/31/2024	$14,528	$13,518	$27,479
2/29/2024	$14,741	$13,781	$28,946
3/31/2024	$14,994	$14,019	$29,878
4/30/2024	$13,962	$13,023	$28,657
5/31/2024	$14,738	$13,626	$30,078
6/30/2024	$15,085	$13,989	$31,157
7/31/2024	$15,999	$14,858	$31,537
8/31/2024	$16,955	$15,807	$32,302
9/30/2024	$17,323	$16,198	$32,992
10/31/2024	$16,855	$15,725	$32,692
11/30/2024	$17,557	$16,405	$34,611
12/31/2024	$16,395	$15,163	$33,786
1/31/2025	$16,560	$15,314	$34,727
2/28/2025	$17,261	$15,873	$34,274
3/31/2025	$16,749	$15,278	$32,343
4/30/2025	$16,465	$14,875	$32,124
5/31/2025	$16,622	$15,180	$34,146
6/30/2025	$16,513	$15,055	$35,882
7/31/2025	$16,335	$14,931	$36,687
8/31/2025	$16,925	$15,585	$37,431
9/30/2025	$17,041	$15,731	$38,797
10/31/2025	$16,843	$15,478	$39,706
11/30/2025	$17,246	$15,820	$39,803
12/31/2025	$16,744	$15,418	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.12%	5.30%	5.29%
MSCI U.S. REITs Index (Benchmark)	1.68%	5.35%	4.42%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 325,879,880
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 2,522,810
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$325,879,880 # of Portfolio Holdings37 Total Advisory Fees Paid$2,522,810 Portfolio Turnover Rate50%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	(2.8%)
Others (each less than 3.0%)	6.4%
REITS-Regional Malls	3.7%
Securities Lending Collateral	3.7%
REITS-Office Property	4.5%
REITS-Shopping Centers	4.9%
REITS-Storage	8.4%
REITS-Warehouse/Industrial	12.4%
REITS-Apartments	13.6%
REITS-Diversified	18.6%
REITS-Health Care	26.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098957
Shareholder Report [Line Items]
Fund Name		Real Estate Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$82	0.81%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its real estate sector benchmark index, the MSCI U.S. REITs Index) to senior housing REITs was a key contributor as favorable fundamentals supported this industry.

+ An underweight to Iron Mountain, Inc., a data center exposed company, contributed to performance as concerns over the sustainability of Artificial Intelligence weighed on the stock.

+ An underweight to Public Storage, a self-storage REIT, contributed to performance as the company specifically (and this industry generally) reported weak earnings.

Top detractors from performance:

- An underweight in industrial REITs was a detractor due to reported signs of a recovery benefiting companies in this industry.

- Fund performance was hurt by an overweight to multi-family residential owners with coastal market exposure as they underperformed due to weaker pricing power.

- An underweight to net lease REITs and poor security selection in that industry detracted from performance as that industry outperformed during the reporting period.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Real Estate (Class P)	MSCI U.S. REITs Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,561	$9,662	$9,504
2/29/2016	$9,613	$9,616	$9,491
3/31/2016	$10,606	$10,587	$10,135
4/30/2016	$10,305	$10,328	$10,174
5/31/2016	$10,397	$10,565	$10,357
6/30/2016	$11,040	$11,276	$10,384
7/31/2016	$11,541	$11,745	$10,766
8/31/2016	$11,174	$11,306	$10,782
9/30/2016	$10,913	$11,077	$10,784
10/31/2016	$10,252	$10,441	$10,587
11/30/2016	$10,231	$10,254	$10,979
12/31/2016	$10,680	$10,714	$11,196
1/31/2017	$10,628	$10,706	$11,408
2/28/2017	$10,951	$11,069	$11,861
3/31/2017	$10,614	$10,787	$11,875
4/30/2017	$10,475	$10,800	$11,997
5/31/2017	$10,328	$10,723	$12,166
6/30/2017	$10,596	$10,932	$12,242
7/31/2017	$10,655	$11,066	$12,494
8/31/2017	$10,518	$11,031	$12,532
9/30/2017	$10,638	$11,001	$12,790
10/31/2017	$10,476	$10,885	$13,089
11/30/2017	$10,946	$11,160	$13,490
12/31/2017	$11,048	$11,115	$13,640
1/31/2018	$10,618	$10,645	$14,421
2/28/2018	$9,856	$9,819	$13,890
3/31/2018	$10,174	$10,182	$13,537
4/30/2018	$10,206	$10,324	$13,589
5/31/2018	$10,430	$10,721	$13,916
6/30/2018	$10,827	$11,174	$14,002
7/31/2018	$10,881	$11,248	$14,523
8/31/2018	$11,157	$11,582	$14,996
9/30/2018	$10,964	$11,261	$15,081
10/31/2018	$10,634	$10,922	$14,050
11/30/2018	$11,120	$11,424	$14,337
12/31/2018	$10,245	$10,467	$13,042
1/31/2019	$11,430	$11,694	$14,087
2/28/2019	$11,624	$11,764	$14,540
3/31/2019	$12,054	$12,134	$14,822
4/30/2019	$12,124	$12,097	$15,422
5/31/2019	$12,261	$12,121	$14,442
6/30/2019	$12,425	$12,254	$15,460
7/31/2019	$12,610	$12,401	$15,682
8/31/2019	$13,127	$12,813	$15,434
9/30/2019	$13,407	$13,158	$15,723
10/31/2019	$13,725	$13,337	$16,063
11/30/2019	$13,634	$13,123	$16,646
12/31/2019	$13,476	$13,014	$17,149
1/31/2020	$13,756	$13,159	$17,142
2/29/2020	$12,668	$12,107	$15,731
3/31/2020	$10,401	$9,469	$13,788
4/30/2020	$11,237	$10,244	$15,555
5/31/2020	$11,405	$10,255	$16,296
6/30/2020	$11,646	$10,548	$16,620
7/31/2020	$12,325	$10,974	$17,558
8/31/2020	$12,343	$11,060	$18,820
9/30/2020	$11,965	$10,689	$18,105
10/31/2020	$11,635	$10,407	$17,623
11/30/2020	$12,697	$11,517	$19,552
12/31/2020	$13,061	$11,881	$20,304
1/31/2021	$12,994	$11,896	$20,099
2/28/2021	$13,307	$12,365	$20,653
3/31/2021	$13,993	$12,891	$21,558
4/30/2021	$15,092	$13,923	$22,708
5/31/2021	$15,257	$14,047	$22,867
6/30/2021	$15,721	$14,405	$23,401
7/31/2021	$16,602	$15,099	$23,956
8/31/2021	$16,895	$15,381	$24,685
9/30/2021	$15,977	$14,513	$23,537
10/31/2021	$17,129	$15,631	$25,186
11/30/2021	$16,873	$15,506	$25,011
12/31/2021	$18,364	$16,837	$26,132
1/31/2022	$17,048	$15,665	$24,780
2/28/2022	$16,366	$15,159	$24,038
3/31/2022	$17,400	$16,117	$24,931
4/30/2022	$16,697	$15,393	$22,757
5/31/2022	$15,721	$14,439	$22,798
6/30/2022	$14,603	$13,350	$20,916
7/31/2022	$15,938	$14,539	$22,845
8/31/2022	$15,035	$13,662	$21,913
9/30/2022	$13,360	$11,979	$19,895
10/31/2022	$13,676	$12,557	$21,506
11/30/2022	$14,398	$13,275	$22,708
12/31/2022	$13,683	$12,566	$21,399
1/31/2023	$15,131	$13,892	$22,744
2/28/2023	$14,461	$13,224	$22,189
3/31/2023	$14,108	$12,866	$23,004
4/30/2023	$14,298	$12,965	$23,363
5/31/2023	$13,721	$12,562	$23,464
6/30/2023	$14,387	$13,166	$25,015
7/31/2023	$14,742	$13,537	$25,818
8/31/2023	$14,280	$13,120	$25,407
9/30/2023	$13,425	$12,203	$24,196
10/31/2023	$12,952	$11,664	$23,687
11/30/2023	$14,261	$12,869	$25,850
12/31/2023	$15,494	$14,107	$27,025
1/31/2024	$14,764	$13,518	$27,479
2/29/2024	$14,982	$13,781	$28,946
3/31/2024	$15,242	$14,019	$29,878
4/30/2024	$14,195	$13,023	$28,657
5/31/2024	$14,987	$13,626	$30,078
6/30/2024	$15,343	$13,989	$31,157
7/31/2024	$16,275	$14,858	$31,537
8/31/2024	$17,250	$15,807	$32,302
9/30/2024	$17,627	$16,198	$32,992
10/31/2024	$17,153	$15,725	$32,692
11/30/2024	$17,871	$16,405	$34,611
12/31/2024	$16,692	$15,163	$33,786
1/31/2025	$16,863	$15,314	$34,727
2/28/2025	$17,578	$15,873	$34,274
3/31/2025	$17,060	$15,278	$32,343
4/30/2025	$16,774	$14,875	$32,124
5/31/2025	$16,936	$15,180	$34,146
6/30/2025	$16,828	$15,055	$35,882
7/31/2025	$16,650	$14,931	$36,687
8/31/2025	$17,253	$15,585	$37,431
9/30/2025	$17,375	$15,731	$38,797
10/31/2025	$17,176	$15,478	$39,706
11/30/2025	$17,590	$15,820	$39,803
12/31/2025	$17,080	$15,418	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	2.33%	5.51%	5.50%
MSCI U.S. REITs Index (Benchmark)	1.68%	5.35%	4.42%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 325,879,880
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 2,522,810
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$325,879,880 # of Portfolio Holdings37 Total Advisory Fees Paid$2,522,810 Portfolio Turnover Rate50%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	(2.8%)
Others (each less than 3.0%)	6.4%
REITS-Regional Malls	3.7%
Securities Lending Collateral	3.7%
REITS-Office Property	4.5%
REITS-Shopping Centers	4.9%
REITS-Storage	8.4%
REITS-Warehouse/Industrial	12.4%
REITS-Apartments	13.6%
REITS-Diversified	18.6%
REITS-Health Care	26.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078092
Shareholder Report [Line Items]
Fund Name		Technology Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	1.05%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Micron Technology was a key beneficiary of the AI-driven surge in demand for memory and data center infrastructure. The company has sold out its 2026 production capacity of the high-bandwidth memory chips.

+ Western Digital benefited from robust spending and favorable supply-and-demand for hard-disk drive storage.

+ Nvidia appreciated during the reporting period when the 2022 ban on shipments of Nvidia’s H20 chips to China was lifted.

Top detractors from performance:

- Marvell Technology faced competitive pressure in the AI hardware market and investor concerns about the management guidance and future AI spend, which undermined the stock’s performance.

- ON Semiconductor stock was weighed down by weak demand in its core end markets, broader industry inventory adjustments, and increased competition.

- An underweight position in Broadcom (relative to its benchmark index, the MSCI US IMI Information Technology 25/50 Index) hurt performance as strong demand for AI chips fueled the company’s financial results.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Technology (Class I)	MSCI U.S. IMI Information Technology 25/50 Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,923	$9,426	$9,504
2/29/2016	$8,628	$9,322	$9,491
3/31/2016	$9,217	$10,143	$10,135
4/30/2016	$9,194	$9,667	$10,174
5/31/2016	$9,364	$10,185	$10,357
6/30/2016	$9,054	$9,937	$10,384
7/31/2016	$9,765	$10,699	$10,766
8/31/2016	$9,824	$10,929	$10,782
9/30/2016	$10,068	$11,206	$10,784
10/31/2016	$9,561	$11,140	$10,587
11/30/2016	$9,352	$11,184	$10,979
12/31/2016	$9,339	$11,333	$11,196
1/31/2017	$9,858	$11,829	$11,408
2/28/2017	$10,276	$12,404	$11,861
3/31/2017	$10,548	$12,676	$11,875
4/30/2017	$10,944	$12,975	$11,997
5/31/2017	$11,534	$13,543	$12,166
6/30/2017	$11,273	$13,201	$12,242
7/31/2017	$11,834	$13,740	$12,494
8/31/2017	$12,144	$14,160	$12,532
9/30/2017	$12,154	$14,282	$12,790
10/31/2017	$12,894	$15,329	$13,089
11/30/2017	$12,971	$15,499	$13,490
12/31/2017	$12,961	$15,494	$13,640
1/31/2018	$14,263	$16,659	$14,421
2/28/2018	$14,160	$16,675	$13,890
3/31/2018	$13,927	$16,121	$13,537
4/30/2018	$14,110	$16,103	$13,589
5/31/2018	$14,965	$17,242	$13,916
6/30/2018	$15,141	$17,194	$14,002
7/31/2018	$15,280	$17,540	$14,523
8/31/2018	$16,161	$18,844	$14,996
9/30/2018	$16,115	$18,774	$15,081
10/31/2018	$14,276	$17,141	$14,050
11/30/2018	$14,285	$16,841	$14,337
12/31/2018	$13,193	$15,419	$13,042
1/31/2019	$14,646	$16,647	$14,087
2/28/2019	$15,351	$17,848	$14,540
3/31/2019	$15,732	$18,584	$14,822
4/30/2019	$16,746	$19,771	$15,422
5/31/2019	$15,805	$18,009	$14,442
6/30/2019	$16,644	$19,580	$15,460
7/31/2019	$17,152	$20,266	$15,682
8/31/2019	$16,611	$19,823	$15,434
9/30/2019	$16,282	$20,067	$15,723
10/31/2019	$16,776	$20,816	$16,063
11/30/2019	$17,591	$21,981	$16,646
12/31/2019	$17,984	$22,862	$17,149
1/31/2020	$18,915	$23,716	$17,142
2/29/2020	$17,989	$21,962	$15,731
3/31/2020	$16,214	$19,847	$13,788
4/30/2020	$18,665	$22,652	$15,555
5/31/2020	$20,147	$24,417	$16,296
6/30/2020	$21,223	$26,140	$16,620
7/31/2020	$22,896	$27,700	$17,558
8/31/2020	$24,949	$30,805	$18,820
9/30/2020	$23,862	$29,283	$18,105
10/31/2020	$23,023	$27,984	$17,623
11/30/2020	$25,452	$31,471	$19,552
12/31/2020	$26,480	$33,309	$20,304
1/31/2021	$26,274	$33,089	$20,099
2/28/2021	$26,984	$33,558	$20,653
3/31/2021	$26,575	$33,773	$21,558
4/30/2021	$28,265	$35,510	$22,708
5/31/2021	$27,638	$35,070	$22,867
6/30/2021	$29,476	$37,633	$23,401
7/31/2021	$29,821	$38,892	$23,956
8/31/2021	$30,799	$40,239	$24,685
9/30/2021	$29,223	$37,961	$23,537
10/31/2021	$30,952	$41,054	$25,186
11/30/2021	$30,144	$42,271	$25,011
12/31/2021	$30,150	$43,367	$26,132
1/31/2022	$27,380	$40,030	$24,780
2/28/2022	$25,951	$38,246	$24,038
3/31/2022	$26,415	$39,445	$24,931
4/30/2022	$22,940	$34,834	$22,757
5/31/2022	$22,743	$34,233	$22,798
6/30/2022	$20,695	$31,016	$20,916
7/31/2022	$22,891	$35,149	$22,845
8/31/2022	$21,543	$33,163	$21,913
9/30/2022	$19,073	$29,238	$19,895
10/31/2022	$19,769	$31,426	$21,506
11/30/2022	$20,714	$33,122	$22,708
12/31/2022	$19,278	$30,460	$21,399
1/31/2023	$21,356	$33,415	$22,744
2/28/2023	$20,781	$33,570	$22,189
3/31/2023	$22,416	$36,823	$23,004
4/30/2023	$22,595	$36,715	$23,363
5/31/2023	$24,330	$39,802	$23,464
6/30/2023	$25,387	$42,315	$25,015
7/31/2023	$26,522	$43,491	$25,818
8/31/2023	$26,603	$42,527	$25,407
9/30/2023	$25,172	$39,740	$24,196
10/31/2023	$24,801	$39,078	$23,687
11/30/2023	$28,180	$44,195	$25,850
12/31/2023	$29,625	$46,378	$27,025
1/31/2024	$31,420	$47,319	$27,479
2/29/2024	$33,610	$49,653	$28,946
3/31/2024	$34,358	$50,352	$29,878
4/30/2024	$32,505	$47,498	$28,657
5/31/2024	$35,026	$51,246	$30,078
6/30/2024	$38,062	$55,402	$31,157
7/31/2024	$37,314	$54,595	$31,537
8/31/2024	$37,765	$55,151	$32,302
9/30/2024	$38,298	$56,468	$32,992
10/31/2024	$38,356	$56,044	$32,692
11/30/2024	$40,696	$59,897	$34,611
12/31/2024	$40,719	$59,893	$33,786
1/31/2025	$39,760	$59,412	$34,727
2/28/2025	$38,690	$57,617	$34,274
3/31/2025	$34,803	$52,278	$32,343
4/30/2025	$35,110	$53,039	$32,124
5/31/2025	$38,904	$58,518	$34,146
6/30/2025	$43,225	$63,998	$35,882
7/31/2025	$45,305	$66,643	$36,687
8/31/2025	$45,420	$67,245	$37,431
9/30/2025	$49,090	$72,171	$38,797
10/31/2025	$52,549	$76,636	$39,706
11/30/2025	$49,508	$72,709	$39,803
12/31/2025	$49,943	$72,890	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	22.65%	13.53%	17.45%
MSCI U.S. IMI Information Technology 25/50 Index (Benchmark)	21.70%	16.96%	21.97%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 476,846,107
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 3,342,131
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$476,846,107 # of Portfolio Holdings46 Total Advisory Fees Paid$3,342,131 Portfolio Turnover Rate52%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	(1.7%)
Others (each less than 3.0%)	11.3%
Computers-Memory Devices	3.1%
Networking Products	3.9%
Computer Data Security	4.3%
Securities Lending Collateral	4.3%
Semiconductor Component - Integrated Circuit	4.7%
Computer Software	6.1%
Applications Software	9.7%
Computers	12.1%
Electronic Components-Semiconductor	42.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program and small number of holdings for the Fund were added during the reporting period.

  Securities Lending Risk and Small Number of Holdings Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program and small number of holdings for the Fund were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Small Number of Holdings Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098963
Shareholder Report [Line Items]
Fund Name		Technology Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$95	0.85%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Micron Technology was a key beneficiary of the AI-driven surge in demand for memory and data center infrastructure. The company has sold out its 2026 production capacity of the high-bandwidth memory chips.

+ Western Digital benefited from robust spending and favorable supply-and-demand for hard-disk drive storage.

+ Nvidia appreciated during the reporting period when the 2022 ban on shipments of Nvidia’s H20 chips to China was lifted.

Top detractors from performance:

- Marvell Technology faced competitive pressure in the AI hardware market and investor concerns about the management guidance and future AI spend, which undermined the stock’s performance.

- ON Semiconductor stock was weighed down by weak demand in its core end markets, broader industry inventory adjustments, and increased competition.

- An underweight position in Broadcom (relative to its benchmark index, the MSCI US IMI Information Technology 25/50 Index) hurt performance as strong demand for AI chips fueled the company’s financial results.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Technology (Class P)	MSCI U.S. IMI Information Technology 25/50 Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,925	$9,426	$9,504
2/29/2016	$8,631	$9,322	$9,491
3/31/2016	$9,222	$10,143	$10,135
4/30/2016	$9,200	$9,667	$10,174
5/31/2016	$9,372	$10,185	$10,357
6/30/2016	$9,063	$9,937	$10,384
7/31/2016	$9,777	$10,699	$10,766
8/31/2016	$9,838	$10,929	$10,782
9/30/2016	$10,085	$11,206	$10,784
10/31/2016	$9,578	$11,140	$10,587
11/30/2016	$9,370	$11,184	$10,979
12/31/2016	$9,359	$11,333	$11,196
1/31/2017	$9,881	$11,829	$11,408
2/28/2017	$10,301	$12,404	$11,861
3/31/2017	$10,575	$12,676	$11,875
4/30/2017	$10,975	$12,975	$11,997
5/31/2017	$11,569	$13,543	$12,166
6/30/2017	$11,309	$13,201	$12,242
7/31/2017	$11,874	$13,740	$12,494
8/31/2017	$12,187	$14,160	$12,532
9/30/2017	$12,200	$14,282	$12,790
10/31/2017	$12,944	$15,329	$13,089
11/30/2017	$13,024	$15,499	$13,490
12/31/2017	$13,016	$15,494	$13,640
1/31/2018	$14,326	$16,659	$14,421
2/28/2018	$14,226	$16,675	$13,890
3/31/2018	$13,994	$16,121	$13,537
4/30/2018	$14,180	$16,103	$13,589
5/31/2018	$15,042	$17,242	$13,916
6/30/2018	$15,221	$17,194	$14,002
7/31/2018	$15,363	$17,540	$14,523
8/31/2018	$16,252	$18,844	$14,996
9/30/2018	$16,209	$18,774	$15,081
10/31/2018	$14,362	$17,141	$14,050
11/30/2018	$14,373	$16,841	$14,337
12/31/2018	$13,277	$15,419	$13,042
1/31/2019	$14,743	$16,647	$14,087
2/28/2019	$15,455	$17,848	$14,540
3/31/2019	$15,841	$18,584	$14,822
4/30/2019	$16,865	$19,771	$15,422
5/31/2019	$15,921	$18,009	$14,442
6/30/2019	$16,770	$19,580	$15,460
7/31/2019	$17,284	$20,266	$15,682
8/31/2019	$16,743	$19,823	$15,434
9/30/2019	$16,414	$20,067	$15,723
10/31/2019	$16,915	$20,816	$16,063
11/30/2019	$17,740	$21,981	$16,646
12/31/2019	$18,140	$22,862	$17,149
1/31/2020	$19,082	$23,716	$17,142
2/29/2020	$18,151	$21,962	$15,731
3/31/2020	$16,363	$19,847	$13,788
4/30/2020	$18,840	$22,652	$15,555
5/31/2020	$20,339	$24,417	$16,296
6/30/2020	$21,428	$26,140	$16,620
7/31/2020	$23,122	$27,700	$17,558
8/31/2020	$25,200	$30,805	$18,820
9/30/2020	$24,106	$29,283	$18,105
10/31/2020	$23,262	$27,984	$17,623
11/30/2020	$25,721	$31,471	$19,552
12/31/2020	$26,764	$33,309	$20,304
1/31/2021	$26,561	$33,089	$20,099
2/28/2021	$27,283	$33,558	$20,653
3/31/2021	$26,873	$33,773	$21,558
4/30/2021	$28,587	$35,510	$22,708
5/31/2021	$27,958	$35,070	$22,867
6/30/2021	$29,822	$37,633	$23,401
7/31/2021	$30,176	$38,892	$23,956
8/31/2021	$31,171	$40,239	$24,685
9/30/2021	$29,581	$37,961	$23,537
10/31/2021	$31,337	$41,054	$25,186
11/30/2021	$30,523	$42,271	$25,011
12/31/2021	$30,535	$43,367	$26,132
1/31/2022	$27,734	$40,030	$24,780
2/28/2022	$26,291	$38,246	$24,038
3/31/2022	$26,766	$39,445	$24,931
4/30/2022	$23,248	$34,834	$22,757
5/31/2022	$23,053	$34,233	$22,798
6/30/2022	$20,981	$31,016	$20,916
7/31/2022	$23,210	$35,149	$22,845
8/31/2022	$21,848	$33,163	$21,913
9/30/2022	$19,346	$29,238	$19,895
10/31/2022	$20,055	$31,426	$21,506
11/30/2022	$21,018	$33,122	$22,708
12/31/2022	$19,564	$30,460	$21,399
1/31/2023	$21,676	$33,415	$22,744
2/28/2023	$21,096	$33,570	$22,189
3/31/2023	$22,759	$36,823	$23,004
4/30/2023	$22,945	$36,715	$23,363
5/31/2023	$24,711	$39,802	$23,464
6/30/2023	$25,788	$42,315	$25,015
7/31/2023	$26,946	$43,491	$25,818
8/31/2023	$27,034	$42,527	$25,407
9/30/2023	$25,584	$39,740	$24,196
10/31/2023	$25,210	$39,078	$23,687
11/30/2023	$28,650	$44,195	$25,850
12/31/2023	$30,125	$46,378	$27,025
1/31/2024	$31,955	$47,319	$27,479
2/29/2024	$34,187	$49,653	$28,946
3/31/2024	$34,954	$50,352	$29,878
4/30/2024	$33,075	$47,498	$28,657
5/31/2024	$35,646	$51,246	$30,078
6/30/2024	$38,742	$55,402	$31,157
7/31/2024	$37,987	$54,595	$31,537
8/31/2024	$38,452	$55,151	$32,302
9/30/2024	$39,001	$56,468	$32,992
10/31/2024	$39,067	$56,044	$32,692
11/30/2024	$41,458	$59,897	$34,611
12/31/2024	$41,488	$59,893	$33,786
1/31/2025	$40,517	$59,412	$34,727
2/28/2025	$39,434	$57,617	$34,274
3/31/2025	$35,477	$52,278	$32,343
4/30/2025	$35,796	$53,039	$32,124
5/31/2025	$39,672	$58,518	$34,146
6/30/2025	$44,085	$63,998	$35,882
7/31/2025	$46,215	$66,643	$36,687
8/31/2025	$46,340	$67,245	$37,431
9/30/2025	$50,092	$72,171	$38,797
10/31/2025	$53,631	$76,636	$39,706
11/30/2025	$50,535	$72,709	$39,803
12/31/2025	$50,988	$72,890	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	22.90%	13.76%	17.69%
MSCI U.S. IMI Information Technology 25/50 Index (Benchmark)	21.70%	16.96%	21.97%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 476,846,107
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 3,342,131
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$476,846,107 # of Portfolio Holdings46 Total Advisory Fees Paid$3,342,131 Portfolio Turnover Rate52%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	(1.7%)
Others (each less than 3.0%)	11.3%
Computers-Memory Devices	3.1%
Networking Products	3.9%
Computer Data Security	4.3%
Securities Lending Collateral	4.3%
Semiconductor Component - Integrated Circuit	4.7%
Computer Software	6.1%
Applications Software	9.7%
Computers	12.1%
Electronic Components-Semiconductor	42.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program and small number of holdings for the Fund were added during the reporting period.

  Securities Lending Risk and Small Number of Holdings Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program and small number of holdings for the Fund were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Small Number of Holdings Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000226481
Shareholder Report [Line Items]
Fund Name		ESG Diversified Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ An overweight to large capitalization growth stocks relative to the Composite Benchmark benefitted from the continued enthusiasm over artificial intelligence.

+ The Calvert Green Bond Fund outperformed its benchmark and contributed to performance.

Top detractors from performance:

- The Calvert Small-Cap Fund lagged behind its benchmark and detracted from performance.

- The Fidelity US Sustainability Index Fund underperformed relative to its benchmark and detracted from performance.

- An allocation to mid-capitalization stocks detracted from performance.

- Exposure to short duration bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	ESG Diversified (Class I)	ESG Diversified Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/30/2021	$10,000	$10,000	$10,000	$10,000
4/30/2021	$10,000	$10,000	$10,000	$10,000
5/31/2021	$10,077	$10,091	$10,033	$10,070
6/30/2021	$10,198	$10,216	$10,103	$10,305
7/31/2021	$10,337	$10,346	$10,216	$10,550
8/31/2021	$10,489	$10,509	$10,197	$10,870
9/30/2021	$10,176	$10,202	$10,108	$10,365
10/31/2021	$10,603	$10,559	$10,106	$11,091
11/30/2021	$10,433	$10,467	$10,136	$11,014
12/31/2021	$10,700	$10,733	$10,110	$11,508
1/31/2022	$10,258	$10,331	$9,892	$10,912
2/28/2022	$10,031	$10,115	$9,781	$10,586
3/31/2022	$10,073	$10,174	$9,510	$10,979
4/30/2022	$9,444	$9,524	$9,149	$10,021
5/31/2022	$9,424	$9,567	$9,208	$10,040
6/30/2022	$8,866	$9,028	$9,063	$9,211
7/31/2022	$9,376	$9,537	$9,285	$10,060
8/31/2022	$9,015	$9,209	$9,022	$9,650
9/30/2022	$8,371	$8,530	$8,633	$8,761
10/31/2022	$8,712	$8,835	$8,521	$9,471
11/30/2022	$9,243	$9,343	$8,834	$10,000
12/31/2022	$8,925	$9,074	$8,794	$9,424
1/31/2023	$9,446	$9,552	$9,065	$10,016
2/28/2023	$9,216	$9,298	$8,830	$9,771
3/31/2023	$9,393	$9,580	$9,055	$10,130
4/30/2023	$9,448	$9,696	$9,110	$10,288
5/31/2023	$9,388	$9,620	$9,010	$10,333
6/30/2023	$9,717	$9,957	$8,978	$11,016
7/31/2023	$9,932	$10,159	$8,972	$11,370
8/31/2023	$9,810	$9,991	$8,915	$11,189
9/30/2023	$9,445	$9,628	$8,688	$10,655
10/31/2023	$9,216	$9,416	$8,551	$10,431
11/30/2023	$9,904	$10,101	$8,938	$11,384
12/31/2023	$10,333	$10,538	$9,281	$11,901
1/31/2024	$10,381	$10,591	$9,255	$12,101
2/29/2024	$10,672	$10,826	$9,124	$12,747
3/31/2024	$10,932	$11,073	$9,209	$13,157
4/30/2024	$10,557	$10,728	$8,976	$12,620
5/31/2024	$10,895	$11,087	$9,128	$13,246
6/30/2024	$11,098	$11,306	$9,215	$13,721
7/31/2024	$11,278	$11,513	$9,430	$13,888
8/31/2024	$11,490	$11,754	$9,565	$14,225
9/30/2024	$11,718	$11,977	$9,693	$14,529
10/31/2024	$11,477	$11,722	$9,453	$14,397
11/30/2024	$11,957	$12,065	$9,553	$15,242
12/31/2024	$11,592	$11,821	$9,397	$14,879
1/31/2025	$11,851	$12,066	$9,446	$15,293
2/28/2025	$11,795	$12,126	$9,654	$15,093
3/31/2025	$11,406	$11,817	$9,658	$14,243
4/30/2025	$11,396	$11,863	$9,696	$14,146
5/31/2025	$11,820	$12,247	$9,626	$15,037
6/30/2025	$12,214	$12,665	$9,774	$15,801
7/31/2025	$12,304	$12,774	$9,749	$16,156
8/31/2025	$12,568	$13,018	$9,865	$16,484
9/30/2025	$12,837	$13,359	$9,973	$17,085
10/31/2025	$12,981	$13,573	$10,035	$17,485
11/30/2025	$13,027	$13,622	$10,098	$17,528
12/31/2025	$13,090	$13,679	$10,083	$17,539

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception April 30, 2021
Class I	12.92%	5.93%
ESG Diversified Composite Benchmark	15.71%	6.93%
Bloomberg US Aggregate Bond Index	7.30%	0.18%
S&P 500® Index	17.88%	12.77%

Performance Inception Date		Apr. 30, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 29,729,256
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 58,912
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$29,729,256 # of Portfolio Holdings8 Total Advisory Fees Paid$58,912 Portfolio Turnover Rate44%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Mutual Funds	36.6%
Equity Mutual Funds	63.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  ESG Underlying Funds managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC) were removed from the Fund during the reporting period.

  Disclosure was amended during the reporting period regarding minimum ESG ratings based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

  Securities Lending Risk, High Yield/High Risk or “Junk” Securities Risk, Emerging Markets Risk, Small-Capitalization Companies Risk and Interest Rate Risk were added during the reporting period.

Material Fund Change Strategies [Text Block]

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  ESG Underlying Funds managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC) were removed from the Fund during the reporting period.

  Disclosure was amended during the reporting period regarding minimum ESG ratings based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

Material Fund Change Risks Change [Text Block]		Securities Lending Risk, High Yield/High Risk or “Junk” Securities Risk, Emerging Markets Risk, Small-Capitalization Companies Risk and Interest Rate Risk were added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000226480
Shareholder Report [Line Items]
Fund Name		ESG Diversified Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.30%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ An overweight to large capitalization growth stocks relative to the Composite Benchmark benefitted from the continued enthusiasm over artificial intelligence.

+ The Calvert Green Bond Fund outperformed its benchmark and contributed to performance.

Top detractors from performance:

- The Calvert Small-Cap Fund lagged behind its benchmark and detracted from performance.

- The Fidelity US Sustainability Index Fund underperformed relative to its benchmark and detracted from performance.

- An allocation to mid-capitalization stocks detracted from performance.

- Exposure to short duration bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	ESG Diversified (Class P)	ESG Diversified Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/30/2021	$10,000	$10,000	$10,000	$10,000
4/30/2021	$10,000	$10,000	$10,000	$10,000
5/31/2021	$10,079	$10,091	$10,033	$10,070
6/30/2021	$10,201	$10,216	$10,103	$10,305
7/31/2021	$10,342	$10,346	$10,216	$10,550
8/31/2021	$10,497	$10,509	$10,197	$10,870
9/30/2021	$10,184	$10,202	$10,108	$10,365
10/31/2021	$10,613	$10,559	$10,106	$11,091
11/30/2021	$10,446	$10,467	$10,136	$11,014
12/31/2021	$10,715	$10,733	$10,110	$11,508
1/31/2022	$10,274	$10,331	$9,892	$10,912
2/28/2022	$10,048	$10,115	$9,781	$10,586
3/31/2022	$10,092	$10,174	$9,510	$10,979
4/30/2022	$9,463	$9,524	$9,149	$10,021
5/31/2022	$9,445	$9,567	$9,208	$10,040
6/30/2022	$8,887	$9,028	$9,063	$9,211
7/31/2022	$9,400	$9,537	$9,285	$10,060
8/31/2022	$9,039	$9,209	$9,022	$9,650
9/30/2022	$8,395	$8,530	$8,633	$8,761
10/31/2022	$8,738	$8,835	$8,521	$9,471
11/30/2022	$9,273	$9,343	$8,834	$10,000
12/31/2022	$8,955	$9,074	$8,794	$9,424
1/31/2023	$9,479	$9,552	$9,065	$10,016
2/28/2023	$9,250	$9,298	$8,830	$9,771
3/31/2023	$9,429	$9,580	$9,055	$10,130
4/30/2023	$9,486	$9,696	$9,110	$10,288
5/31/2023	$9,427	$9,620	$9,010	$10,333
6/30/2023	$9,759	$9,957	$8,978	$11,016
7/31/2023	$9,977	$10,159	$8,972	$11,370
8/31/2023	$9,856	$9,991	$8,915	$11,189
9/30/2023	$9,491	$9,628	$8,688	$10,655
10/31/2023	$9,263	$9,416	$8,551	$10,431
11/30/2023	$9,955	$10,101	$8,938	$11,384
12/31/2023	$10,389	$10,538	$9,281	$11,901
1/31/2024	$10,439	$10,591	$9,255	$12,101
2/29/2024	$10,732	$10,826	$9,124	$12,747
3/31/2024	$10,997	$11,073	$9,209	$13,157
4/30/2024	$10,620	$10,728	$8,976	$12,620
5/31/2024	$10,962	$11,087	$9,128	$13,246
6/30/2024	$11,169	$11,306	$9,215	$13,721
7/31/2024	$11,352	$11,513	$9,430	$13,888
8/31/2024	$11,567	$11,754	$9,565	$14,225
9/30/2024	$11,799	$11,977	$9,693	$14,529
10/31/2024	$11,558	$11,722	$9,453	$14,397
11/30/2024	$12,043	$12,065	$9,553	$15,242
12/31/2024	$11,677	$11,821	$9,397	$14,879
1/31/2025	$11,940	$12,066	$9,446	$15,293
2/28/2025	$11,886	$12,126	$9,654	$15,093
3/31/2025	$11,496	$11,817	$9,658	$14,243
4/30/2025	$11,488	$11,863	$9,696	$14,146
5/31/2025	$11,917	$12,247	$9,626	$15,037
6/30/2025	$12,317	$12,665	$9,774	$15,801
7/31/2025	$12,409	$12,774	$9,749	$16,156
8/31/2025	$12,678	$13,018	$9,865	$16,484
9/30/2025	$12,951	$13,359	$9,973	$17,085
10/31/2025	$13,098	$13,573	$10,035	$17,485
11/30/2025	$13,147	$13,622	$10,098	$17,528
12/31/2025	$13,213	$13,679	$10,083	$17,539

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception April 30, 2021
Class P	13.15%	6.14%
ESG Diversified Composite Benchmark	15.71%	6.93%
Bloomberg US Aggregate Bond Index	7.30%	0.18%
S&P 500® Index	17.88%	12.77%

Performance Inception Date		Apr. 30, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 29,729,256
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 58,912
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$29,729,256 # of Portfolio Holdings8 Total Advisory Fees Paid$58,912 Portfolio Turnover Rate44%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Mutual Funds	36.6%
Equity Mutual Funds	63.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  ESG Underlying Funds managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC) were removed from the Fund during the reporting period.

  Disclosure was amended during the reporting period regarding minimum ESG ratings based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

  Securities Lending Risk, High Yield/High Risk or “Junk” Securities Risk, Emerging Markets Risk, Small-Capitalization Companies Risk and Interest Rate Risk were added during the reporting period.

Material Fund Change Strategies [Text Block]

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  ESG Underlying Funds managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC) were removed from the Fund during the reporting period.

  Disclosure was amended during the reporting period regarding minimum ESG ratings based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

Material Fund Change Risks Change [Text Block]		Securities Lending Risk, High Yield/High Risk or “Junk” Securities Risk, Emerging Markets Risk, Small-Capitalization Companies Risk and Interest Rate Risk were added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000230799
Shareholder Report [Line Items]
Fund Name		ESG Diversified Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.50%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight to equities relative to the Composite Benchmark primarily contributed to performance.

+ An overweight to large capitalization growth stocks relative to the Composite Benchmark, benefitted from the continued enthusiasm over artificial intelligence.

+ The Calvert Green Bond Fund outperformed its benchmark and contributed to performance.

Top detractors from performance:

- The Calvert Small-Cap Fund lagged behind its benchmark and detracted from performance.

- The Fidelity US Sustainability Index Fund underperformed relative to its benchmark and detracted from performance.

- An allocation to mid-capitalization stocks detracted from performance.

- Exposure to short duration bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	ESG Diversified Growth (Class I)	ESG Diversified Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/29/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,000	$10,000	$10,000	$10,000
11/30/2021	$9,771	$9,874	$10,030	$9,931
12/31/2021	$10,109	$10,216	$10,004	$10,376
1/31/2022	$9,626	$9,780	$9,788	$9,839
2/28/2022	$9,389	$9,544	$9,679	$9,544
3/31/2022	$9,483	$9,706	$9,410	$9,899
4/30/2022	$8,813	$9,003	$9,053	$9,035
5/31/2022	$8,785	$9,037	$9,112	$9,052
6/30/2022	$8,187	$8,406	$8,969	$8,305
7/31/2022	$8,710	$8,970	$9,188	$9,071
8/31/2022	$8,342	$8,642	$8,928	$8,701
9/30/2022	$7,658	$7,917	$8,542	$7,899
10/31/2022	$8,064	$8,328	$8,432	$8,539
11/30/2022	$8,640	$8,865	$8,742	$9,016
12/31/2022	$8,281	$8,538	$8,702	$8,497
1/31/2023	$8,837	$9,050	$8,970	$9,031
2/28/2023	$8,608	$8,808	$8,738	$8,810
3/31/2023	$8,771	$9,089	$8,960	$9,134
4/30/2023	$8,820	$9,217	$9,014	$9,276
5/31/2023	$8,753	$9,154	$8,916	$9,317
6/30/2023	$9,143	$9,593	$8,885	$9,932
7/31/2023	$9,389	$9,854	$8,878	$10,251
8/31/2023	$9,229	$9,658	$8,822	$10,088
9/30/2023	$8,857	$9,272	$8,597	$9,607
10/31/2023	$8,620	$9,049	$8,462	$9,405
11/30/2023	$9,314	$9,790	$8,845	$10,264
12/31/2023	$9,744	$10,230	$9,184	$10,730
1/31/2024	$9,782	$10,307	$9,158	$10,910
2/29/2024	$10,129	$10,661	$9,029	$11,493
3/31/2024	$10,409	$10,953	$9,112	$11,863
4/30/2024	$10,034	$10,590	$8,882	$11,378
5/31/2024	$10,391	$11,002	$9,033	$11,943
6/30/2024	$10,600	$11,258	$9,118	$12,371
7/31/2024	$10,760	$11,445	$9,331	$12,522
8/31/2024	$10,978	$11,709	$9,465	$12,825
9/30/2024	$11,216	$11,954	$9,592	$13,099
10/31/2024	$10,978	$11,712	$9,354	$12,980
11/30/2024	$11,484	$12,128	$9,453	$13,742
12/31/2024	$11,096	$11,868	$9,298	$13,415
1/31/2025	$11,387	$12,175	$9,348	$13,788
2/28/2025	$11,283	$12,167	$9,553	$13,609
3/31/2025	$10,855	$11,751	$9,557	$12,842
4/30/2025	$10,846	$11,797	$9,595	$12,755
5/31/2025	$11,354	$12,334	$9,526	$13,558
6/30/2025	$11,776	$12,832	$9,672	$14,247
7/31/2025	$11,868	$12,990	$9,647	$14,567
8/31/2025	$12,167	$13,269	$9,762	$14,862
9/30/2025	$12,466	$13,685	$9,869	$15,404
10/31/2025	$12,621	$13,949	$9,930	$15,765
11/30/2025	$12,657	$13,986	$9,992	$15,804
12/31/2025	$12,745	$14,071	$9,977	$15,813

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 29, 2021
Class I	14.85%	5.98%
ESG Diversified Growth Composite Benchmark	18.57%	8.52%
Bloomberg US Aggregate Bond Index	7.30%	(0.05%)
S&P 500® Index	17.88%	11.60%

Performance Inception Date		Oct. 29, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 13,573,880
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 43,969
InvestmentCompanyPortfolioTurnover		62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$13,573,880 # of Portfolio Holdings8 Total Advisory Fees Paid$43,969 Portfolio Turnover Rate62%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Mutual Funds	21.1%
Equity Mutual Funds	79.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  ESG Underlying Funds managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC) were removed from the Fund during the reporting period.

  Disclosure was amended during the reporting period regarding minimum ESG ratings based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

  Securities Lending Risk, High Yield/High Risk or “Junk” Securities Risk, Emerging Markets Risk, Small-Capitalization Companies Risk and Interest Rate Risk were added during the reporting period.

Material Fund Change Strategies [Text Block]

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  ESG Underlying Funds managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC) were removed from the Fund during the reporting period.

  Disclosure was amended during the reporting period regarding minimum ESG ratings based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

Material Fund Change Risks Change [Text Block]		Securities Lending Risk, High Yield/High Risk or “Junk” Securities Risk, Emerging Markets Risk, Small-Capitalization Companies Risk and Interest Rate Risk were added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000230798
Shareholder Report [Line Items]
Fund Name		ESG Diversified Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.30%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight to equities relative to the Composite Benchmark primarily contributed to performance.

+ An overweight to large capitalization growth stocks relative to the Composite Benchmark, benefitted from the continued enthusiasm over artificial intelligence.

+ The Calvert Green Bond Fund outperformed its benchmark and contributed to performance.

Top detractors from performance:

- The Calvert Small-Cap Fund lagged behind its benchmark and detracted from performance.

- The Fidelity US Sustainability Index Fund underperformed relative to its benchmark and detracted from performance.

- An allocation to mid-capitalization stocks detracted from performance.

- Exposure to short duration bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	ESG Diversified Growth (Class P)	ESG Diversified Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/29/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,000	$10,000	$10,000	$10,000
11/30/2021	$9,773	$9,874	$10,030	$9,931
12/31/2021	$10,112	$10,216	$10,004	$10,376
1/31/2022	$9,631	$9,780	$9,788	$9,839
2/28/2022	$9,396	$9,544	$9,679	$9,544
3/31/2022	$9,491	$9,706	$9,410	$9,899
4/30/2022	$8,822	$9,003	$9,053	$9,035
5/31/2022	$8,796	$9,037	$9,112	$9,052
6/30/2022	$8,198	$8,406	$8,969	$8,305
7/31/2022	$8,723	$8,970	$9,188	$9,071
8/31/2022	$8,356	$8,642	$8,928	$8,701
9/30/2022	$7,673	$7,917	$8,542	$7,899
10/31/2022	$8,080	$8,328	$8,432	$8,539
11/30/2022	$8,659	$8,865	$8,742	$9,016
12/31/2022	$8,295	$8,538	$8,702	$8,497
1/31/2023	$8,853	$9,050	$8,970	$9,031
2/28/2023	$8,626	$8,808	$8,738	$8,810
3/31/2023	$8,791	$9,089	$8,960	$9,134
4/30/2023	$8,841	$9,217	$9,014	$9,276
5/31/2023	$8,776	$9,154	$8,916	$9,317
6/30/2023	$9,168	$9,593	$8,885	$9,932
7/31/2023	$9,416	$9,854	$8,878	$10,251
8/31/2023	$9,257	$9,658	$8,822	$10,088
9/30/2023	$8,885	$9,272	$8,597	$9,607
10/31/2023	$8,649	$9,049	$8,462	$9,405
11/30/2023	$9,347	$9,790	$8,845	$10,264
12/31/2023	$9,780	$10,230	$9,184	$10,730
1/31/2024	$9,820	$10,307	$9,158	$10,910
2/29/2024	$10,170	$10,661	$9,029	$11,493
3/31/2024	$10,453	$10,953	$9,112	$11,863
4/30/2024	$10,078	$10,590	$8,882	$11,378
5/31/2024	$10,439	$11,002	$9,033	$11,943
6/30/2024	$10,650	$11,258	$9,118	$12,371
7/31/2024	$10,813	$11,445	$9,331	$12,522
8/31/2024	$11,033	$11,709	$9,465	$12,825
9/30/2024	$11,275	$11,954	$9,592	$13,099
10/31/2024	$11,037	$11,712	$9,354	$12,980
11/30/2024	$11,547	$12,128	$9,453	$13,742
12/31/2024	$11,160	$11,868	$9,298	$13,415
1/31/2025	$11,454	$12,175	$9,348	$13,788
2/28/2025	$11,351	$12,167	$9,553	$13,609
3/31/2025	$10,923	$11,751	$9,557	$12,842
4/30/2025	$10,916	$11,797	$9,595	$12,755
5/31/2025	$11,428	$12,334	$9,526	$13,558
6/30/2025	$11,855	$12,832	$9,672	$14,247
7/31/2025	$11,950	$12,990	$9,647	$14,567
8/31/2025	$12,252	$13,269	$9,762	$14,862
9/30/2025	$12,556	$13,685	$9,869	$15,404
10/31/2025	$12,714	$13,949	$9,930	$15,765
11/30/2025	$12,753	$13,986	$9,992	$15,804
12/31/2025	$12,843	$14,071	$9,977	$15,813

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception October 29, 2021
Class P	15.08%	6.18%
ESG Diversified Growth Composite Benchmark	18.57%	8.52%
Bloomberg US Aggregate Bond Index	7.30%	(0.05%)
S&P 500® Index	17.88%	11.60%

Performance Inception Date		Oct. 29, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 13,573,880
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 43,969
InvestmentCompanyPortfolioTurnover		62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$13,573,880 # of Portfolio Holdings8 Total Advisory Fees Paid$43,969 Portfolio Turnover Rate62%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Mutual Funds	21.1%
Equity Mutual Funds	79.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  ESG Underlying Funds managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC) were removed from the Fund during the reporting period.

  Disclosure was amended during the reporting period regarding minimum ESG ratings based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

  Securities Lending Risk, High Yield/High Risk or “Junk” Securities Risk, Emerging Markets Risk, Small-Capitalization Companies Risk and Interest Rate Risk were added during the reporting period.

Material Fund Change Strategies [Text Block]

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  ESG Underlying Funds managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC) were removed from the Fund during the reporting period.

  Disclosure was amended during the reporting period regarding minimum ESG ratings based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

Material Fund Change Risks Change [Text Block]		Securities Lending Risk, High Yield/High Risk or “Junk” Securities Risk, Emerging Markets Risk, Small-Capitalization Companies Risk and Interest Rate Risk were added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000264374
Shareholder Report [Line Items]
Fund Name		Capital Appreciation Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Capital Appreciation Portfolio (the "Fund") for the period of October 31, 2025 (Fund Inception) to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a$10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.99%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.99%
AssetsNet		$ 47,772,809
Holdings Count | Holding		165
Advisory Fees Paid, Amount		$ 43,267
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$47,772,809 # of Portfolio Holdings165 Total Advisory Fees Paid$43,267 Portfolio Turnover Rate12%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.7%
Derivatives	(0.0%)
Others (each less than 3.0%)	0.1%
Corporate Bonds & Notes	7.5%
Senior Loan Notes	9.7%
U.S. Treasury Obligations	16.3%
Common Stocks	63.7%

C000264375
Shareholder Report [Line Items]
Fund Name		Capital Appreciation Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Capital Appreciation Portfolio (the "Fund") for the period of October 31, 2025 (Fund Inception) to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a$10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.79%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.79%
AssetsNet		$ 47,772,809
Holdings Count | Holding		165
Advisory Fees Paid, Amount		$ 43,267
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$47,772,809 # of Portfolio Holdings165 Total Advisory Fees Paid$43,267 Portfolio Turnover Rate12%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.7%
Derivatives	(0.0%)
Others (each less than 3.0%)	0.1%
Corporate Bonds & Notes	7.5%
Senior Loan Notes	9.7%
U.S. Treasury Obligations	16.3%
Common Stocks	63.7%

C000167976
Shareholder Report [Line Items]
Fund Name		PSF Avantis Balanced Allocation Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.42%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Avantis® International Equity ETF outperformed its benchmark and primarily contributed to performance.

+ The Avantis® Emerging Markets Equity ETF outperformed its benchmark and contributed to performance.

+ The underweight to short-term bonds relative to the Composite Benchmark also contributed to performance.

Top detractors from performance:

- The exposure to real estate detracted from performance.

- The overweight to short duration bonds detracted from performance.

- The exposure to small-capitalization value stocks detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PSF Avantis Balanced Allocation (Class I)	PSF Avantis Balanced Allocation Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/29/2016	$10,000	$10,000	$10,000	$10,000
4/30/2016	$10,000	$9,996	$10,000	$10,000
5/31/2016	$10,053	$10,064	$10,003	$10,180
6/30/2016	$10,081	$10,097	$10,182	$10,206
7/31/2016	$10,358	$10,367	$10,247	$10,582
8/31/2016	$10,379	$10,370	$10,235	$10,597
9/30/2016	$10,419	$10,388	$10,229	$10,599
10/31/2016	$10,246	$10,239	$10,151	$10,406
11/30/2016	$10,431	$10,282	$9,911	$10,791
12/31/2016	$10,572	$10,432	$9,925	$11,004
1/31/2017	$10,710	$10,575	$9,944	$11,213
2/28/2017	$10,899	$10,815	$10,011	$11,658
3/31/2017	$10,930	$10,863	$10,006	$11,672
4/30/2017	$11,038	$10,988	$10,083	$11,792
5/31/2017	$11,126	$11,152	$10,160	$11,958
6/30/2017	$11,177	$11,176	$10,150	$12,032
7/31/2017	$11,343	$11,347	$10,194	$12,280
8/31/2017	$11,377	$11,402	$10,285	$12,317
9/30/2017	$11,537	$11,529	$10,236	$12,572
10/31/2017	$11,677	$11,679	$10,242	$12,865
11/30/2017	$11,840	$11,853	$10,229	$13,259
12/31/2017	$11,944	$11,962	$10,276	$13,407
1/31/2018	$12,240	$12,305	$10,158	$14,174
2/28/2018	$11,902	$11,971	$10,061	$13,652
3/31/2018	$11,810	$11,833	$10,126	$13,305
4/30/2018	$11,811	$11,859	$10,051	$13,356
5/31/2018	$11,941	$11,981	$10,122	$13,678
6/30/2018	$11,918	$11,986	$10,110	$13,762
7/31/2018	$12,136	$12,232	$10,112	$14,274
8/31/2018	$12,287	$12,408	$10,177	$14,739
9/30/2018	$12,267	$12,424	$10,112	$14,823
10/31/2018	$11,642	$11,854	$10,032	$13,810
11/30/2018	$11,743	$11,989	$10,092	$14,091
12/31/2018	$11,205	$11,502	$10,277	$12,819
1/31/2019	$11,811	$12,080	$10,386	$13,846
2/28/2019	$12,039	$12,297	$10,380	$14,291
3/31/2019	$12,189	$12,511	$10,580	$14,569
4/30/2019	$12,480	$12,793	$10,582	$15,158
5/31/2019	$12,042	$12,426	$10,770	$14,195
6/30/2019	$12,615	$12,993	$10,906	$15,196
7/31/2019	$12,655	$13,064	$10,930	$15,414
8/31/2019	$12,575	$13,055	$11,213	$15,170
9/30/2019	$12,747	$13,193	$11,153	$15,454
10/31/2019	$12,958	$13,409	$11,187	$15,788
11/30/2019	$13,180	$13,648	$11,181	$16,362
12/31/2019	$13,418	$13,896	$11,173	$16,855
1/31/2020	$13,384	$13,957	$11,388	$16,849
2/29/2020	$12,786	$13,351	$11,593	$15,462
3/31/2020	$11,445	$12,310	$11,525	$13,552
4/30/2020	$12,368	$13,227	$11,730	$15,289
5/31/2020	$12,819	$13,622	$11,784	$16,018
6/30/2020	$13,064	$13,848	$11,859	$16,336
7/31/2020	$13,491	$14,330	$12,036	$17,257
8/31/2020	$13,978	$14,858	$11,939	$18,498
9/30/2020	$13,696	$14,543	$11,932	$17,795
10/31/2020	$13,491	$14,256	$11,879	$17,322
11/30/2020	$14,599	$15,345	$11,995	$19,218
12/31/2020	$15,042	$15,726	$12,012	$19,957
1/31/2021	$14,951	$15,585	$11,926	$19,755
2/28/2021	$15,215	$15,741	$11,753	$20,300
3/31/2021	$15,487	$16,026	$11,607	$21,189
4/30/2021	$15,936	$16,534	$11,698	$22,320
5/31/2021	$16,138	$16,689	$11,737	$22,476
6/30/2021	$16,251	$16,883	$11,819	$23,000
7/31/2021	$16,469	$17,158	$11,951	$23,547
8/31/2021	$16,663	$17,425	$11,928	$24,263
9/30/2021	$16,195	$16,924	$11,825	$23,134
10/31/2021	$16,669	$17,518	$11,822	$24,755
11/30/2021	$16,472	$17,362	$11,857	$24,583
12/31/2021	$16,923	$17,828	$11,827	$25,685
1/31/2022	$16,282	$17,130	$11,572	$24,356
2/28/2022	$16,028	$16,777	$11,443	$23,627
3/31/2022	$16,032	$16,887	$11,125	$24,504
4/30/2022	$15,041	$15,804	$10,703	$22,367
5/31/2022	$15,190	$15,876	$10,772	$22,408
6/30/2022	$14,243	$14,965	$10,603	$20,559
7/31/2022	$15,080	$15,845	$10,862	$22,454
8/31/2022	$14,538	$15,262	$10,555	$21,538
9/30/2022	$13,471	$14,151	$10,099	$19,555
10/31/2022	$14,126	$14,708	$9,968	$21,138
11/30/2022	$14,859	$15,543	$10,335	$22,319
12/31/2022	$14,385	$15,113	$10,288	$21,033
1/31/2023	$15,176	$15,910	$10,604	$22,355
2/28/2023	$14,782	$15,521	$10,330	$21,809
3/31/2023	$14,956	$15,993	$10,593	$22,610
4/30/2023	$15,049	$16,212	$10,657	$22,963
5/31/2023	$14,797	$16,070	$10,541	$23,063
6/30/2023	$15,352	$16,635	$10,503	$24,587
7/31/2023	$15,737	$16,951	$10,496	$25,377
8/31/2023	$15,458	$16,689	$10,429	$24,973
9/30/2023	$14,936	$16,076	$10,164	$23,782
10/31/2023	$14,556	$15,725	$10,003	$23,282
11/30/2023	$15,578	$16,875	$10,456	$25,408
12/31/2023	$16,375	$17,612	$10,857	$26,562
1/31/2024	$16,369	$17,741	$10,827	$27,009
2/29/2024	$16,747	$18,116	$10,674	$28,451
3/31/2024	$17,202	$18,535	$10,773	$29,366
4/30/2024	$16,561	$17,936	$10,500	$28,167
5/31/2024	$17,183	$18,562	$10,678	$29,564
6/30/2024	$17,406	$18,887	$10,780	$30,624
7/31/2024	$17,743	$19,250	$11,031	$30,997
8/31/2024	$18,036	$19,664	$11,190	$31,749
9/30/2024	$18,326	$19,986	$11,340	$32,427
10/31/2024	$18,000	$19,543	$11,058	$32,133
11/30/2024	$18,795	$20,125	$11,175	$34,019
12/31/2024	$18,265	$19,709	$10,992	$33,208
1/31/2025	$18,700	$20,153	$11,051	$34,133
2/28/2025	$18,604	$20,271	$11,294	$33,688
3/31/2025	$17,993	$19,748	$11,298	$31,790
4/30/2025	$17,997	$19,854	$11,343	$31,574
5/31/2025	$18,750	$20,496	$11,261	$33,561
6/30/2025	$19,443	$21,159	$11,435	$35,268
7/31/2025	$19,644	$21,306	$11,404	$36,060
8/31/2025	$20,111	$21,738	$11,541	$36,791
9/30/2025	$20,533	$22,252	$11,667	$38,134
10/31/2025	$20,778	$22,582	$11,740	$39,026
11/30/2025	$20,931	$22,684	$11,813	$39,122
12/31/2025	$21,045	$22,779	$11,795	$39,146

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception April 29, 2016
Class I	15.22%	6.95%	7.99%
PSF Avantis Balanced Allocation Composite Benchmark	15.57%	7.69%	8.88%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	1.72%
S&P 500® Index	17.88%	14.42%	15.15%

Performance Inception Date		Apr. 29, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 308,650,744
Holdings Count | Holding		14
Advisory Fees Paid, Amount		$ 562,833
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$308,650,744 # of Portfolio Holdings14 Total Advisory Fees Paid$562,833 Portfolio Turnover Rate45%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(14.4%)
Equity Mutual Funds	2.9%
Securities Lending Collateral	14.4%
Fixed Income Mutual Funds	15.1%
Fixed Income Exchange-Traded Funds	20.8%
Equity Exchange-Traded Funds	61.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective April 30, 2025, the advisory fee waiver of 0.06% was not renewed.

  Disclosure was amended during the reporting period that Balanced Allocation Underlying Funds may include both actively managed funds and passively managed (index) funds.

  Securities Lending Risk, Passive Management Risk and Tracking Error Risk were added during the reporting period.

Material Fund Change Expenses [Text Block]		Effective April 30, 2025, the advisory fee waiver of 0.06% was not renewed.
Material Fund Change Strategies [Text Block]		Disclosure was amended during the reporting period that Balanced Allocation Underlying Funds may include both actively managed funds and passively managed (index) funds.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Passive Management Risk and Tracking Error Risk were added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000211249
Shareholder Report [Line Items]
Fund Name		PSF Avantis Balanced Allocation Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$24	0.22%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.22%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Avantis® International Equity ETF outperformed its benchmark and primarily contributed to performance.

+ The Avantis® Emerging Markets Equity ETF outperformed its benchmark and contributed to performance.

+ The underweight to short-term bonds relative to the Composite Benchmark also contributed to performance.

Top detractors from performance:

- The exposure to real estate detracted from performance.

- The overweight to short duration bonds detracted from performance.

- The exposure to small-capitalization value stocks detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PSF Avantis Balanced Allocation (Class P)	PSF Avantis Balanced Allocation Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,995	$10,010	$10,053	$9,970
11/30/2019	$10,168	$10,189	$10,048	$10,332
12/31/2019	$10,353	$10,374	$10,041	$10,644
1/31/2020	$10,330	$10,420	$10,234	$10,640
2/29/2020	$9,870	$9,967	$10,419	$9,764
3/31/2020	$8,837	$9,190	$10,357	$8,558
4/30/2020	$9,552	$9,875	$10,542	$9,655
5/31/2020	$9,903	$10,169	$10,591	$10,115
6/30/2020	$10,093	$10,338	$10,657	$10,316
7/31/2020	$10,426	$10,698	$10,816	$10,898
8/31/2020	$10,805	$11,092	$10,729	$11,681
9/30/2020	$10,589	$10,857	$10,723	$11,237
10/31/2020	$10,433	$10,643	$10,675	$10,939
11/30/2020	$11,292	$11,456	$10,780	$12,136
12/31/2020	$11,637	$11,740	$10,795	$12,603
1/31/2021	$11,569	$11,635	$10,718	$12,475
2/28/2021	$11,775	$11,751	$10,563	$12,819
3/31/2021	$11,988	$11,964	$10,431	$13,381
4/30/2021	$12,339	$12,344	$10,513	$14,095
5/31/2021	$12,498	$12,459	$10,548	$14,193
6/30/2021	$12,588	$12,604	$10,622	$14,525
7/31/2021	$12,759	$12,809	$10,741	$14,870
8/31/2021	$12,913	$13,008	$10,720	$15,322
9/30/2021	$12,552	$12,635	$10,627	$14,609
10/31/2021	$12,923	$13,078	$10,624	$15,633
11/30/2021	$12,773	$12,961	$10,656	$15,524
12/31/2021	$13,125	$13,309	$10,629	$16,220
1/31/2022	$12,631	$12,788	$10,400	$15,381
2/28/2022	$12,436	$12,525	$10,284	$14,920
3/31/2022	$12,442	$12,607	$9,998	$15,474
4/30/2022	$11,675	$11,799	$9,618	$14,125
5/31/2022	$11,793	$11,852	$9,680	$14,151
6/30/2022	$11,060	$11,172	$9,529	$12,983
7/31/2022	$11,713	$11,829	$9,761	$14,180
8/31/2022	$11,294	$11,394	$9,486	$13,602
9/30/2022	$10,467	$10,565	$9,076	$12,349
10/31/2022	$10,979	$10,980	$8,958	$13,349
11/30/2022	$11,551	$11,603	$9,288	$14,095
12/31/2022	$11,185	$11,283	$9,246	$13,283
1/31/2023	$11,802	$11,878	$9,530	$14,117
2/28/2023	$11,498	$11,587	$9,284	$13,773
3/31/2023	$11,636	$11,940	$9,520	$14,278
4/30/2023	$11,710	$12,103	$9,577	$14,501
5/31/2023	$11,516	$11,997	$9,473	$14,564
6/30/2023	$11,952	$12,419	$9,439	$15,527
7/31/2023	$12,253	$12,655	$9,433	$16,025
8/31/2023	$12,039	$12,459	$9,372	$15,770
9/30/2023	$11,635	$12,001	$9,134	$15,018
10/31/2023	$11,341	$11,739	$8,990	$14,703
11/30/2023	$12,140	$12,598	$9,397	$16,045
12/31/2023	$12,764	$13,148	$9,757	$16,774
1/31/2024	$12,762	$13,245	$9,730	$17,056
2/29/2024	$13,059	$13,524	$9,593	$17,967
3/31/2024	$13,417	$13,837	$9,681	$18,545
4/30/2024	$12,919	$13,390	$9,437	$17,788
5/31/2024	$13,408	$13,857	$9,597	$18,670
6/30/2024	$13,584	$14,100	$9,688	$19,339
7/31/2024	$13,850	$14,371	$9,914	$19,575
8/31/2024	$14,082	$14,680	$10,056	$20,050
9/30/2024	$14,311	$14,920	$10,191	$20,478
10/31/2024	$14,059	$14,590	$9,938	$20,292
11/30/2024	$14,684	$15,024	$10,043	$21,483
12/31/2024	$14,273	$14,714	$9,879	$20,971
1/31/2025	$14,615	$15,045	$9,931	$21,555
2/28/2025	$14,542	$15,133	$10,150	$21,274
3/31/2025	$14,067	$14,743	$10,154	$20,075
4/30/2025	$14,072	$14,822	$10,194	$19,939
5/31/2025	$14,664	$15,301	$10,121	$21,194
6/30/2025	$15,208	$15,796	$10,276	$22,272
7/31/2025	$15,368	$15,906	$10,249	$22,772
8/31/2025	$15,736	$16,228	$10,372	$23,233
9/30/2025	$16,069	$16,612	$10,485	$24,081
10/31/2025	$16,263	$16,858	$10,550	$24,645
11/30/2025	$16,385	$16,934	$10,616	$24,706
12/31/2025	$16,478	$17,005	$10,600	$24,721

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	15.45%	7.20%	8.43%
PSF Avantis Balanced Allocation Composite Benchmark	15.57%	7.69%	8.98%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

Performance Inception Date		Oct. 31, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 308,650,744
Holdings Count | Holding		14
Advisory Fees Paid, Amount		$ 562,833
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$308,650,744 # of Portfolio Holdings14 Total Advisory Fees Paid$562,833 Portfolio Turnover Rate45%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(14.4%)
Equity Mutual Funds	2.9%
Securities Lending Collateral	14.4%
Fixed Income Mutual Funds	15.1%
Fixed Income Exchange-Traded Funds	20.8%
Equity Exchange-Traded Funds	61.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective April 30, 2025, the advisory fee waiver of 0.06% was not renewed.

  Disclosure was amended during the reporting period that Balanced Allocation Underlying Funds may include both actively managed funds and passively managed (index) funds.

  Securities Lending Risk, Passive Management Risk and Tracking Error Risk were added during the reporting period.

Material Fund Change Expenses [Text Block]		Effective April 30, 2025, the advisory fee waiver of 0.06% was not renewed.
Material Fund Change Strategies [Text Block]		Disclosure was amended during the reporting period that Balanced Allocation Underlying Funds may include both actively managed funds and passively managed (index) funds.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Passive Management Risk and Tracking Error Risk were added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078100
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Conservative Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.38%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Conservative Growth (Class I)	Pacific Dynamix Conservative Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,826	$9,865	$10,138	$9,504
2/29/2016	$9,834	$9,889	$10,210	$9,491
3/31/2016	$10,189	$10,212	$10,303	$10,135
4/30/2016	$10,279	$10,280	$10,343	$10,174
5/31/2016	$10,318	$10,325	$10,345	$10,357
6/30/2016	$10,406	$10,413	$10,531	$10,384
7/31/2016	$10,626	$10,619	$10,598	$10,766
8/31/2016	$10,655	$10,618	$10,586	$10,782
9/30/2016	$10,678	$10,627	$10,580	$10,784
10/31/2016	$10,543	$10,500	$10,499	$10,587
11/30/2016	$10,567	$10,451	$10,250	$10,979
12/31/2016	$10,684	$10,555	$10,265	$11,196
1/31/2017	$10,799	$10,659	$10,285	$11,408
2/28/2017	$10,963	$10,842	$10,354	$11,861
3/31/2017	$10,985	$10,870	$10,349	$11,875
4/30/2017	$11,084	$10,976	$10,428	$11,997
5/31/2017	$11,172	$11,110	$10,509	$12,166
6/30/2017	$11,217	$11,125	$10,498	$12,242
7/31/2017	$11,348	$11,256	$10,543	$12,494
8/31/2017	$11,388	$11,326	$10,638	$12,532
9/30/2017	$11,485	$11,393	$10,587	$12,790
10/31/2017	$11,575	$11,493	$10,593	$13,089
11/30/2017	$11,668	$11,601	$10,580	$13,490
12/31/2017	$11,746	$11,693	$10,628	$13,640
1/31/2018	$11,922	$11,867	$10,506	$14,421
2/28/2018	$11,655	$11,612	$10,406	$13,890
3/31/2018	$11,609	$11,548	$10,473	$13,537
4/30/2018	$11,602	$11,537	$10,395	$13,589
5/31/2018	$11,684	$11,647	$10,469	$13,916
6/30/2018	$11,671	$11,647	$10,456	$14,002
7/31/2018	$11,831	$11,808	$10,459	$14,523
8/31/2018	$11,940	$11,947	$10,526	$14,996
9/30/2018	$11,923	$11,930	$10,458	$15,081
10/31/2018	$11,497	$11,534	$10,376	$14,050
11/30/2018	$11,590	$11,645	$10,438	$14,337
12/31/2018	$11,294	$11,398	$10,630	$13,042
1/31/2019	$11,752	$11,826	$10,742	$14,087
2/28/2019	$11,899	$11,966	$10,736	$14,540
3/31/2019	$12,061	$12,179	$10,942	$14,822
4/30/2019	$12,254	$12,364	$10,945	$15,422
5/31/2019	$12,002	$12,201	$11,139	$14,442
6/30/2019	$12,416	$12,624	$11,279	$15,460
7/31/2019	$12,451	$12,680	$11,304	$15,682
8/31/2019	$12,468	$12,785	$11,597	$15,434
9/30/2019	$12,556	$12,852	$11,535	$15,723
10/31/2019	$12,700	$13,000	$11,570	$16,063
11/30/2019	$12,844	$13,154	$11,564	$16,646
12/31/2019	$13,041	$13,310	$11,556	$17,149
1/31/2020	$13,069	$13,436	$11,778	$17,142
2/29/2020	$12,720	$13,130	$11,990	$15,731
3/31/2020	$11,797	$12,412	$11,920	$13,788
4/30/2020	$12,530	$13,108	$12,132	$15,555
5/31/2020	$12,903	$13,388	$12,188	$16,296
6/30/2020	$13,094	$13,564	$12,265	$16,620
7/31/2020	$13,527	$13,951	$12,448	$17,558
8/31/2020	$13,842	$14,256	$12,348	$18,820
9/30/2020	$13,634	$14,049	$12,341	$18,105
10/31/2020	$13,510	$13,844	$12,286	$17,623
11/30/2020	$14,307	$14,593	$12,406	$19,552
12/31/2020	$14,633	$14,839	$12,424	$20,304
1/31/2021	$14,577	$14,715	$12,334	$20,099
2/28/2021	$14,698	$14,747	$12,156	$20,653
3/31/2021	$14,787	$14,867	$12,005	$21,558
4/30/2021	$15,092	$15,223	$12,099	$22,708
5/31/2021	$15,188	$15,337	$12,139	$22,867
6/30/2021	$15,336	$15,494	$12,224	$23,401
7/31/2021	$15,393	$15,719	$12,361	$23,956
8/31/2021	$15,533	$15,869	$12,337	$24,685
9/30/2021	$15,234	$15,520	$12,231	$23,537
10/31/2021	$15,525	$15,890	$12,227	$25,186
11/30/2021	$15,326	$15,810	$12,263	$25,011
12/31/2021	$15,576	$16,079	$12,232	$26,132
1/31/2022	$15,065	$15,551	$11,968	$24,780
2/28/2022	$14,842	$15,283	$11,835	$24,038
3/31/2022	$14,767	$15,216	$11,506	$24,931
4/30/2022	$13,954	$14,371	$11,069	$22,757
5/31/2022	$14,023	$14,447	$11,141	$22,798
6/30/2022	$13,304	$13,817	$10,966	$20,916
7/31/2022	$13,978	$14,471	$11,234	$22,845
8/31/2022	$13,534	$13,981	$10,917	$21,913
9/30/2022	$12,692	$13,102	$10,445	$19,895
10/31/2022	$13,055	$13,391	$10,310	$21,506
11/30/2022	$13,682	$14,054	$10,689	$22,708
12/31/2022	$13,337	$13,766	$10,641	$21,399
1/31/2023	$13,999	$14,392	$10,968	$22,744
2/28/2023	$13,661	$14,030	$10,684	$22,189
3/31/2023	$13,900	$14,430	$10,956	$23,004
4/30/2023	$14,004	$14,591	$11,022	$23,363
5/31/2023	$13,850	$14,451	$10,902	$23,464
6/30/2023	$14,179	$14,775	$10,863	$25,015
7/31/2023	$14,388	$14,959	$10,856	$25,818
8/31/2023	$14,186	$14,772	$10,786	$25,407
9/30/2023	$13,747	$14,286	$10,512	$24,196
10/31/2023	$13,465	$14,000	$10,346	$23,687
11/30/2023	$14,287	$14,896	$10,815	$25,850
12/31/2023	$14,895	$15,523	$11,229	$27,025
1/31/2024	$14,904	$15,582	$11,198	$27,479
2/29/2024	$15,104	$15,726	$11,040	$28,946
3/31/2024	$15,396	$16,018	$11,142	$29,878
4/30/2024	$14,925	$15,537	$10,860	$28,657
5/31/2024	$15,339	$15,985	$11,044	$30,078
6/30/2024	$15,507	$16,221	$11,149	$31,157
7/31/2024	$15,874	$16,559	$11,409	$31,537
8/31/2024	$16,168	$16,877	$11,573	$32,302
9/30/2024	$16,415	$17,140	$11,728	$32,992
10/31/2024	$16,084	$16,751	$11,437	$32,692
11/30/2024	$16,574	$17,156	$11,558	$34,611
12/31/2024	$16,167	$16,819	$11,369	$33,786
1/31/2025	$16,482	$17,097	$11,430	$34,727
2/28/2025	$16,574	$17,285	$11,681	$34,274
3/31/2025	$16,220	$16,987	$11,685	$32,343
4/30/2025	$16,260	$17,070	$11,731	$32,124
5/31/2025	$16,627	$17,399	$11,647	$34,146
6/30/2025	$17,073	$17,866	$11,826	$35,882
7/31/2025	$17,136	$17,937	$11,795	$36,687
8/31/2025	$17,471	$18,253	$11,936	$37,431
9/30/2025	$17,786	$18,611	$12,067	$38,797
10/31/2025	$17,953	$18,832	$12,142	$39,706
11/30/2025	$18,058	$18,936	$12,217	$39,803
12/31/2025	$18,096	$18,979	$12,199	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.93%	4.34%	6.11%
Pacific Dynamix Conservative Growth Composite Benchmark	12.84%	5.04%	6.62%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 478,512,745
Holdings Count | Holding		10
Advisory Fees Paid, Amount		$ 946,833
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$478,512,745 # of Portfolio Holdings10 Total Advisory Fees Paid$946,833 Portfolio Turnover Rate22%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.0%
Affiliated Fixed Income Funds	57.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk was added during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000211240
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Conservative Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.18%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Conservative Growth (Class P)	Pacific Dynamix Conservative Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,998	$10,024	$10,053	$9,970
11/30/2019	$10,114	$10,143	$10,048	$10,332
12/31/2019	$10,270	$10,263	$10,041	$10,644
1/31/2020	$10,294	$10,360	$10,234	$10,640
2/29/2020	$10,021	$10,125	$10,419	$9,764
3/31/2020	$9,295	$9,571	$10,357	$8,558
4/30/2020	$9,874	$10,108	$10,542	$9,655
5/31/2020	$10,170	$10,323	$10,591	$10,115
6/30/2020	$10,322	$10,459	$10,657	$10,316
7/31/2020	$10,665	$10,758	$10,816	$10,898
8/31/2020	$10,916	$10,993	$10,729	$11,681
9/30/2020	$10,754	$10,833	$10,723	$11,237
10/31/2020	$10,657	$10,675	$10,675	$10,939
11/30/2020	$11,288	$11,252	$10,780	$12,136
12/31/2020	$11,547	$11,443	$10,795	$12,603
1/31/2021	$11,505	$11,347	$10,718	$12,475
2/28/2021	$11,602	$11,371	$10,563	$12,819
3/31/2021	$11,674	$11,464	$10,431	$13,381
4/30/2021	$11,917	$11,738	$10,513	$14,095
5/31/2021	$11,995	$11,827	$10,548	$14,193
6/30/2021	$12,114	$11,947	$10,622	$14,525
7/31/2021	$12,161	$12,120	$10,741	$14,870
8/31/2021	$12,274	$12,237	$10,720	$15,322
9/30/2021	$12,040	$11,967	$10,627	$14,609
10/31/2021	$12,271	$12,252	$10,624	$15,633
11/30/2021	$12,116	$12,191	$10,656	$15,524
12/31/2021	$12,316	$12,398	$10,629	$16,220
1/31/2022	$11,914	$11,991	$10,400	$15,381
2/28/2022	$11,740	$11,784	$10,284	$14,920
3/31/2022	$11,682	$11,733	$9,998	$15,474
4/30/2022	$11,041	$11,082	$9,618	$14,125
5/31/2022	$11,097	$11,140	$9,680	$14,151
6/30/2022	$10,530	$10,654	$9,529	$12,983
7/31/2022	$11,065	$11,158	$9,761	$14,180
8/31/2022	$10,715	$10,780	$9,486	$13,602
9/30/2022	$10,051	$10,103	$9,076	$12,349
10/31/2022	$10,340	$10,326	$8,958	$13,349
11/30/2022	$10,839	$10,837	$9,288	$14,095
12/31/2022	$10,567	$10,615	$9,246	$13,283
1/31/2023	$11,093	$11,098	$9,530	$14,117
2/28/2023	$10,827	$10,819	$9,284	$13,773
3/31/2023	$11,018	$11,127	$9,520	$14,278
4/30/2023	$11,102	$11,251	$9,577	$14,501
5/31/2023	$10,982	$11,143	$9,473	$14,564
6/30/2023	$11,245	$11,393	$9,439	$15,527
7/31/2023	$11,413	$11,535	$9,433	$16,025
8/31/2023	$11,254	$11,391	$9,372	$15,770
9/30/2023	$10,908	$11,016	$9,134	$15,018
10/31/2023	$10,686	$10,796	$8,990	$14,703
11/30/2023	$11,340	$11,486	$9,397	$16,045
12/31/2023	$11,825	$11,969	$9,757	$16,774
1/31/2024	$11,834	$12,015	$9,730	$17,056
2/29/2024	$11,995	$12,126	$9,593	$17,967
3/31/2024	$12,229	$12,351	$9,681	$18,545
4/30/2024	$11,856	$11,980	$9,437	$17,788
5/31/2024	$12,187	$12,326	$9,597	$18,670
6/30/2024	$12,323	$12,508	$9,688	$19,339
7/31/2024	$12,617	$12,768	$9,914	$19,575
8/31/2024	$12,852	$13,014	$10,056	$20,050
9/30/2024	$13,051	$13,216	$10,191	$20,478
10/31/2024	$12,790	$12,916	$9,938	$20,292
11/30/2024	$13,182	$13,229	$10,043	$21,483
12/31/2024	$12,860	$12,969	$9,879	$20,971
1/31/2025	$13,113	$13,183	$9,931	$21,555
2/28/2025	$13,189	$13,329	$10,150	$21,274
3/31/2025	$12,908	$13,099	$10,154	$20,075
4/30/2025	$12,943	$13,163	$10,194	$19,939
5/31/2025	$13,237	$13,417	$10,121	$21,194
6/30/2025	$13,595	$13,776	$10,276	$22,272
7/31/2025	$13,647	$13,831	$10,249	$22,772
8/31/2025	$13,916	$14,075	$10,372	$23,233
9/30/2025	$14,170	$14,351	$10,485	$24,081
10/31/2025	$14,305	$14,521	$10,550	$24,645
11/30/2025	$14,390	$14,601	$10,616	$24,706
12/31/2025	$14,423	$14,635	$10,600	$24,721

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	12.15%	4.55%	6.11%
Pacific Dynamix Conservative Growth Composite Benchmark	12.84%	5.04%	6.36%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

Performance Inception Date		Oct. 31, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 478,512,745
Holdings Count | Holding		10
Advisory Fees Paid, Amount		$ 946,833
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$478,512,745 # of Portfolio Holdings10 Total Advisory Fees Paid$946,833 Portfolio Turnover Rate22%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.0%
Affiliated Fixed Income Funds	57.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk was added during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078101
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Moderate Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.38%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ Allocation to emerging markets equity also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Moderate Growth (Class I)	Pacific Dynamix Moderate Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,686	$9,728	$10,138	$9,504
2/29/2016	$9,667	$9,730	$10,210	$9,491
3/31/2016	$10,141	$10,162	$10,303	$10,135
4/30/2016	$10,246	$10,244	$10,343	$10,174
5/31/2016	$10,299	$10,310	$10,345	$10,357
6/30/2016	$10,355	$10,350	$10,531	$10,384
7/31/2016	$10,652	$10,624	$10,598	$10,766
8/31/2016	$10,694	$10,627	$10,586	$10,782
9/30/2016	$10,733	$10,645	$10,580	$10,784
10/31/2016	$10,559	$10,494	$10,499	$10,587
11/30/2016	$10,692	$10,544	$10,250	$10,979
12/31/2016	$10,845	$10,696	$10,265	$11,196
1/31/2017	$11,007	$10,843	$10,285	$11,408
2/28/2017	$11,221	$11,085	$10,354	$11,861
3/31/2017	$11,270	$11,131	$10,349	$11,875
4/30/2017	$11,390	$11,252	$10,428	$11,997
5/31/2017	$11,492	$11,414	$10,509	$12,166
6/30/2017	$11,562	$11,443	$10,498	$12,242
7/31/2017	$11,741	$11,620	$10,543	$12,494
8/31/2017	$11,779	$11,677	$10,638	$12,532
9/30/2017	$11,938	$11,809	$10,587	$12,790
10/31/2017	$12,081	$11,960	$10,593	$13,089
11/30/2017	$12,237	$12,137	$10,580	$13,490
12/31/2017	$12,340	$12,252	$10,628	$13,640
1/31/2018	$12,677	$12,597	$10,506	$14,421
2/28/2018	$12,304	$12,251	$10,406	$13,890
3/31/2018	$12,220	$12,110	$10,473	$13,537
4/30/2018	$12,232	$12,137	$10,395	$13,589
5/31/2018	$12,325	$12,268	$10,469	$13,916
6/30/2018	$12,296	$12,276	$10,456	$14,002
7/31/2018	$12,535	$12,528	$10,459	$14,523
8/31/2018	$12,671	$12,709	$10,526	$14,996
9/30/2018	$12,662	$12,723	$10,458	$15,081
10/31/2018	$12,032	$12,140	$10,376	$14,050
11/30/2018	$12,167	$12,279	$10,438	$14,337
12/31/2018	$11,658	$11,775	$10,630	$13,042
1/31/2019	$12,278	$12,376	$10,742	$14,087
2/28/2019	$12,486	$12,599	$10,736	$14,540
3/31/2019	$12,647	$12,816	$10,942	$14,822
4/30/2019	$12,930	$13,105	$10,945	$15,422
5/31/2019	$12,481	$12,730	$11,139	$14,442
6/30/2019	$13,041	$13,312	$11,279	$15,460
7/31/2019	$13,078	$13,385	$11,304	$15,682
8/31/2019	$12,991	$13,379	$11,597	$15,434
9/30/2019	$13,141	$13,520	$11,535	$15,723
10/31/2019	$13,352	$13,733	$11,570	$16,063
11/30/2019	$13,582	$13,981	$11,564	$16,646
12/31/2019	$13,866	$14,233	$11,556	$17,149
1/31/2020	$13,823	$14,299	$11,778	$17,142
2/29/2020	$13,213	$13,682	$11,990	$15,731
3/31/2020	$11,965	$12,600	$11,920	$13,788
4/30/2020	$12,936	$13,548	$12,132	$15,555
5/31/2020	$13,416	$13,950	$12,188	$16,296
6/30/2020	$13,661	$14,181	$12,265	$16,620
7/31/2020	$14,199	$14,683	$12,448	$17,558
8/31/2020	$14,721	$15,224	$12,348	$18,820
9/30/2020	$14,413	$14,896	$12,341	$18,105
10/31/2020	$14,231	$14,603	$12,286	$17,623
11/30/2020	$15,394	$15,716	$12,406	$19,552
12/31/2020	$15,888	$16,104	$12,424	$20,304
1/31/2021	$15,827	$15,959	$12,334	$20,099
2/28/2021	$16,101	$16,125	$12,156	$20,653
3/31/2021	$16,332	$16,424	$12,005	$21,558
4/30/2021	$16,788	$16,948	$12,099	$22,708
5/31/2021	$16,936	$17,112	$12,139	$22,867
6/30/2021	$17,120	$17,314	$12,224	$23,401
7/31/2021	$17,180	$17,593	$12,361	$23,956
8/31/2021	$17,422	$17,863	$12,337	$24,685
9/30/2021	$16,963	$17,350	$12,231	$23,537
10/31/2021	$17,480	$17,973	$12,227	$25,186
11/30/2021	$17,158	$17,812	$12,263	$25,011
12/31/2021	$17,574	$18,289	$12,232	$26,132
1/31/2022	$16,880	$17,584	$11,968	$24,780
2/28/2022	$16,590	$17,228	$11,835	$24,038
3/31/2022	$16,654	$17,354	$11,506	$24,931
4/30/2022	$15,570	$16,239	$11,069	$22,757
5/31/2022	$15,635	$16,314	$11,141	$22,798
6/30/2022	$14,639	$15,376	$10,966	$20,916
7/31/2022	$15,542	$16,279	$11,234	$22,845
8/31/2022	$15,007	$15,682	$10,917	$21,913
9/30/2022	$13,917	$14,543	$10,445	$19,895
10/31/2022	$14,543	$15,118	$10,310	$21,506
11/30/2022	$15,344	$15,962	$10,689	$22,708
12/31/2022	$14,816	$15,508	$10,641	$21,399
1/31/2023	$15,678	$16,328	$10,968	$22,744
2/28/2023	$15,288	$15,922	$10,684	$22,189
3/31/2023	$15,547	$16,400	$10,956	$23,004
4/30/2023	$15,679	$16,625	$11,022	$23,363
5/31/2023	$15,524	$16,476	$10,902	$23,464
6/30/2023	$16,089	$17,060	$10,863	$25,015
7/31/2023	$16,434	$17,385	$10,856	$25,818
8/31/2023	$16,140	$17,115	$10,786	$25,407
9/30/2023	$15,566	$16,487	$10,512	$24,196
10/31/2023	$15,196	$16,123	$10,346	$23,687
11/30/2023	$16,279	$17,305	$10,815	$25,850
12/31/2023	$17,045	$18,066	$11,229	$27,025
1/31/2024	$17,072	$18,194	$11,198	$27,479
2/29/2024	$17,519	$18,575	$11,040	$28,946
3/31/2024	$17,945	$19,007	$11,142	$29,878
4/30/2024	$17,313	$18,390	$10,860	$28,657
5/31/2024	$17,901	$19,030	$11,044	$30,078
6/30/2024	$18,139	$19,362	$11,149	$31,157
7/31/2024	$18,572	$19,740	$11,409	$31,537
8/31/2024	$18,948	$20,168	$11,573	$32,302
9/30/2024	$19,261	$20,503	$11,728	$32,992
10/31/2024	$18,910	$20,059	$11,437	$32,692
11/30/2024	$19,689	$20,681	$11,558	$34,611
12/31/2024	$19,111	$20,241	$11,369	$33,786
1/31/2025	$19,596	$20,688	$11,430	$34,727
2/28/2025	$19,565	$20,803	$11,681	$34,274
3/31/2025	$18,950	$20,261	$11,685	$32,343
4/30/2025	$18,977	$20,370	$11,731	$32,124
5/31/2025	$19,633	$21,032	$11,647	$34,146
6/30/2025	$20,267	$21,717	$11,826	$35,882
7/31/2025	$20,408	$21,874	$11,795	$36,687
8/31/2025	$20,870	$22,322	$11,936	$37,431
9/30/2025	$21,336	$22,858	$12,067	$38,797
10/31/2025	$21,582	$23,193	$12,142	$39,706
11/30/2025	$21,705	$23,312	$12,217	$39,803
12/31/2025	$21,776	$23,410	$12,199	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.94%	6.51%	8.09%
Pacific Dynamix Moderate Growth Composite Benchmark	15.66%	7.77%	8.88%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 2,535,613,026
Holdings Count | Holding		10
Advisory Fees Paid, Amount		$ 5,009,530
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$2,535,613,026 # of Portfolio Holdings10 Total Advisory Fees Paid$5,009,530 Portfolio Turnover Rate21%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	36.5%
Affiliated Equity Funds	63.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk was added during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000211241
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Moderate Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.18%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ Allocation to emerging markets equity also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Moderate Growth (Class P)	Pacific Dynamix Moderate Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,987	$10,010	$10,053	$9,970
11/30/2019	$10,161	$10,190	$10,048	$10,332
12/31/2019	$10,375	$10,375	$10,041	$10,644
1/31/2020	$10,345	$10,422	$10,234	$10,640
2/29/2020	$9,890	$9,973	$10,419	$9,764
3/31/2020	$8,957	$9,184	$10,357	$8,558
4/30/2020	$9,686	$9,875	$10,542	$9,655
5/31/2020	$10,047	$10,168	$10,591	$10,115
6/30/2020	$10,232	$10,337	$10,657	$10,316
7/31/2020	$10,637	$10,702	$10,816	$10,898
8/31/2020	$11,030	$11,096	$10,729	$11,681
9/30/2020	$10,801	$10,857	$10,723	$11,237
10/31/2020	$10,666	$10,644	$10,675	$10,939
11/30/2020	$11,540	$11,455	$10,780	$12,136
12/31/2020	$11,912	$11,738	$10,795	$12,603
1/31/2021	$11,868	$11,632	$10,718	$12,475
2/28/2021	$12,076	$11,754	$10,563	$12,819
3/31/2021	$12,251	$11,971	$10,431	$13,381
4/30/2021	$12,595	$12,353	$10,513	$14,095
5/31/2021	$12,708	$12,473	$10,548	$14,193
6/30/2021	$12,849	$12,620	$10,622	$14,525
7/31/2021	$12,896	$12,824	$10,741	$14,870
8/31/2021	$13,080	$13,020	$10,720	$15,322
9/30/2021	$12,737	$12,647	$10,627	$14,609
10/31/2021	$13,128	$13,100	$10,624	$15,633
11/30/2021	$12,888	$12,983	$10,656	$15,524
12/31/2021	$13,204	$13,330	$10,629	$16,220
1/31/2022	$12,684	$12,817	$10,400	$15,381
2/28/2022	$12,468	$12,557	$10,284	$14,920
3/31/2022	$12,519	$12,649	$9,998	$15,474
4/30/2022	$11,706	$11,836	$9,618	$14,125
5/31/2022	$11,756	$11,891	$9,680	$14,151
6/30/2022	$11,009	$11,207	$9,529	$12,983
7/31/2022	$11,690	$11,865	$9,761	$14,180
8/31/2022	$11,290	$11,430	$9,486	$13,602
9/30/2022	$10,471	$10,600	$9,076	$12,349
10/31/2022	$10,945	$11,019	$8,958	$13,349
11/30/2022	$11,549	$11,634	$9,288	$14,095
12/31/2022	$11,154	$11,303	$9,246	$13,283
1/31/2023	$11,805	$11,901	$9,530	$14,117
2/28/2023	$11,513	$11,606	$9,284	$13,773
3/31/2023	$11,710	$11,954	$9,520	$14,278
4/30/2023	$11,811	$12,118	$9,577	$14,501
5/31/2023	$11,697	$12,009	$9,473	$14,564
6/30/2023	$12,124	$12,435	$9,439	$15,527
7/31/2023	$12,386	$12,672	$9,433	$16,025
8/31/2023	$12,167	$12,475	$9,372	$15,770
9/30/2023	$11,736	$12,017	$9,134	$15,018
10/31/2023	$11,459	$11,752	$8,990	$14,703
11/30/2023	$12,278	$12,613	$9,397	$16,045
12/31/2023	$12,858	$13,168	$9,757	$16,774
1/31/2024	$12,880	$13,261	$9,730	$17,056
2/29/2024	$13,219	$13,539	$9,593	$17,967
3/31/2024	$13,543	$13,854	$9,681	$18,545
4/30/2024	$13,069	$13,404	$9,437	$17,788
5/31/2024	$13,515	$13,871	$9,597	$18,670
6/30/2024	$13,696	$14,113	$9,688	$19,339
7/31/2024	$14,026	$14,388	$9,914	$19,575
8/31/2024	$14,312	$14,700	$10,056	$20,050
9/30/2024	$14,551	$14,945	$10,191	$20,478
10/31/2024	$14,288	$14,621	$9,938	$20,292
11/30/2024	$14,879	$15,074	$10,043	$21,483
12/31/2024	$14,445	$14,753	$9,879	$20,971
1/31/2025	$14,814	$15,079	$9,931	$21,555
2/28/2025	$14,793	$15,163	$10,150	$21,274
3/31/2025	$14,330	$14,768	$10,154	$20,075
4/30/2025	$14,353	$14,847	$10,194	$19,939
5/31/2025	$14,852	$15,330	$10,121	$21,194
6/30/2025	$15,334	$15,829	$10,276	$22,272
7/31/2025	$15,443	$15,944	$10,249	$22,772
8/31/2025	$15,796	$16,271	$10,372	$23,233
9/30/2025	$16,151	$16,661	$10,485	$24,081
10/31/2025	$16,340	$16,905	$10,550	$24,645
11/30/2025	$16,435	$16,992	$10,616	$24,706
12/31/2025	$16,492	$17,063	$10,600	$24,721

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	14.17%	6.72%	8.44%
Pacific Dynamix Moderate Growth Composite Benchmark	15.66%	7.77%	9.04%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

Performance Inception Date		Oct. 31, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 2,535,613,026
Holdings Count | Holding		10
Advisory Fees Paid, Amount		$ 5,009,530
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$2,535,613,026 # of Portfolio Holdings10 Total Advisory Fees Paid$5,009,530 Portfolio Turnover Rate21%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	36.5%
Affiliated Equity Funds	63.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk was added during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078102
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.37%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.37%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth benefited from the continued enthusiasm over artificial intelligence.

+ Allocation to emerging markets equity also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Growth (Class I)	Pacific Dynamix Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,552	$9,582	$10,138	$9,504
2/29/2016	$9,508	$9,556	$10,210	$9,491
3/31/2016	$10,097	$10,092	$10,303	$10,135
4/30/2016	$10,213	$10,202	$10,343	$10,174
5/31/2016	$10,281	$10,275	$10,345	$10,357
6/30/2016	$10,307	$10,248	$10,531	$10,384
7/31/2016	$10,682	$10,595	$10,598	$10,766
8/31/2016	$10,739	$10,603	$10,586	$10,782
9/30/2016	$10,792	$10,635	$10,580	$10,784
10/31/2016	$10,579	$10,461	$10,499	$10,587
11/30/2016	$10,824	$10,582	$10,250	$10,979
12/31/2016	$11,017	$10,787	$10,265	$11,196
1/31/2017	$11,224	$10,984	$10,285	$11,408
2/28/2017	$11,481	$11,270	$10,354	$11,861
3/31/2017	$11,557	$11,348	$10,349	$11,875
4/30/2017	$11,697	$11,490	$10,428	$11,997
5/31/2017	$11,813	$11,692	$10,509	$12,166
6/30/2017	$11,913	$11,732	$10,498	$12,242
7/31/2017	$12,142	$11,963	$10,543	$12,494
8/31/2017	$12,169	$12,003	$10,638	$12,532
9/30/2017	$12,403	$12,206	$10,587	$12,790
10/31/2017	$12,596	$12,406	$10,593	$13,089
11/30/2017	$12,818	$12,643	$10,580	$13,490
12/31/2017	$12,947	$12,789	$10,628	$13,640
1/31/2018	$13,444	$13,311	$10,506	$14,421
2/28/2018	$12,964	$12,858	$10,406	$13,890
3/31/2018	$12,840	$12,639	$10,473	$13,537
4/30/2018	$12,878	$12,720	$10,395	$13,589
5/31/2018	$12,990	$12,846	$10,469	$13,916
6/30/2018	$12,948	$12,851	$10,456	$14,002
7/31/2018	$13,278	$13,194	$10,459	$14,523
8/31/2018	$13,446	$13,385	$10,526	$14,996
9/30/2018	$13,449	$13,435	$10,458	$15,081
10/31/2018	$12,589	$12,642	$10,376	$14,050
11/30/2018	$12,768	$12,796	$10,438	$14,337
12/31/2018	$12,005	$12,042	$10,630	$13,042
1/31/2019	$12,824	$12,814	$10,742	$14,087
2/28/2019	$13,111	$13,121	$10,736	$14,540
3/31/2019	$13,267	$13,328	$10,942	$14,822
4/30/2019	$13,652	$13,720	$10,945	$15,422
5/31/2019	$12,986	$13,127	$11,139	$14,442
6/30/2019	$13,710	$13,864	$11,279	$15,460
7/31/2019	$13,750	$13,937	$11,304	$15,682
8/31/2019	$13,549	$13,803	$11,597	$15,434
9/30/2019	$13,773	$14,027	$11,535	$15,723
10/31/2019	$14,057	$14,316	$11,570	$16,063
11/30/2019	$14,381	$14,645	$11,564	$16,646
12/31/2019	$14,758	$15,003	$11,556	$17,149
1/31/2020	$14,641	$14,985	$11,778	$17,142
2/29/2020	$13,743	$14,027	$11,990	$15,731
3/31/2020	$12,095	$12,563	$11,920	$13,788
4/30/2020	$13,284	$13,712	$12,132	$15,555
5/31/2020	$13,861	$14,230	$12,188	$16,296
6/30/2020	$14,161	$14,525	$12,265	$16,620
7/31/2020	$14,802	$15,116	$12,448	$17,558
8/31/2020	$15,532	$15,884	$12,348	$18,820
9/30/2020	$15,129	$15,439	$12,341	$18,105
10/31/2020	$14,868	$15,047	$12,286	$17,623
11/30/2020	$16,426	$16,560	$12,406	$19,552
12/31/2020	$17,088	$17,103	$12,424	$20,304
1/31/2021	$17,019	$16,938	$12,334	$20,099
2/28/2021	$17,436	$17,254	$12,156	$20,653
3/31/2021	$17,791	$17,736	$12,005	$21,558
4/30/2021	$18,414	$18,424	$12,099	$22,708
5/31/2021	$18,622	$18,667	$12,139	$22,867
6/30/2021	$18,846	$18,886	$12,224	$23,401
7/31/2021	$18,904	$19,206	$12,361	$23,956
8/31/2021	$19,260	$19,597	$12,337	$24,685
9/30/2021	$18,624	$18,921	$12,231	$23,537
10/31/2021	$19,399	$19,790	$12,227	$25,186
11/30/2021	$18,933	$19,495	$12,263	$25,011
12/31/2021	$19,538	$20,213	$12,232	$26,132
1/31/2022	$18,642	$19,327	$11,968	$24,780
2/28/2022	$18,278	$18,891	$11,835	$24,038
3/31/2022	$18,489	$19,226	$11,506	$24,931
4/30/2022	$17,142	$17,843	$11,069	$22,757
5/31/2022	$17,213	$17,921	$11,141	$22,798
6/30/2022	$15,921	$16,629	$10,966	$20,916
7/31/2022	$17,047	$17,761	$11,234	$22,845
8/31/2022	$16,431	$17,055	$10,917	$21,913
9/30/2022	$15,074	$15,649	$10,445	$19,895
10/31/2022	$15,972	$16,520	$10,310	$21,506
11/30/2022	$16,982	$17,590	$10,689	$22,708
12/31/2022	$16,277	$16,995	$10,641	$21,399
1/31/2023	$17,371	$18,035	$10,968	$22,744
2/28/2023	$16,916	$17,595	$10,684	$22,189
3/31/2023	$17,158	$18,137	$10,956	$23,004
4/30/2023	$17,312	$18,444	$11,022	$23,363
5/31/2023	$17,097	$18,246	$10,902	$23,464
6/30/2023	$17,893	$19,113	$10,863	$25,015
7/31/2023	$18,373	$19,603	$10,856	$25,818
8/31/2023	$17,966	$19,217	$10,786	$25,407
9/30/2023	$17,293	$18,453	$10,512	$24,196
10/31/2023	$16,838	$17,987	$10,346	$23,687
11/30/2023	$18,132	$19,476	$10,815	$25,850
12/31/2023	$19,041	$20,378	$11,229	$27,025
1/31/2024	$19,058	$20,577	$11,198	$27,479
2/29/2024	$19,714	$21,211	$11,040	$28,946
3/31/2024	$20,262	$21,804	$11,142	$29,878
4/30/2024	$19,511	$21,060	$10,860	$28,657
5/31/2024	$20,247	$21,907	$11,044	$30,078
6/30/2024	$20,513	$22,290	$11,149	$31,157
7/31/2024	$21,023	$22,718	$11,409	$31,537
8/31/2024	$21,473	$23,276	$11,573	$32,302
9/30/2024	$21,845	$23,676	$11,728	$32,992
10/31/2024	$21,441	$23,139	$11,437	$32,692
11/30/2024	$22,412	$23,949	$11,558	$34,611
12/31/2024	$21,687	$23,395	$11,369	$33,786
1/31/2025	$22,340	$24,069	$11,430	$34,727
2/28/2025	$22,212	$24,108	$11,681	$34,274
3/31/2025	$21,394	$23,328	$11,685	$32,343
4/30/2025	$21,446	$23,525	$11,731	$32,124
5/31/2025	$22,410	$24,583	$11,647	$34,146
6/30/2025	$23,236	$25,490	$11,826	$35,882
7/31/2025	$23,415	$25,714	$11,795	$36,687
8/31/2025	$24,049	$26,346	$11,936	$37,431
9/30/2025	$24,667	$27,072	$12,067	$38,797
10/31/2025	$24,988	$27,527	$12,142	$39,706
11/30/2025	$25,131	$27,671	$12,217	$39,803
12/31/2025	$25,264	$27,879	$12,199	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	16.49%	8.13%	9.71%
Pacific Dynamix Growth Composite Benchmark	19.17%	10.27%	10.80%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 2,065,194,298
Holdings Count | Holding		10
Advisory Fees Paid, Amount		$ 4,096,421
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$2,065,194,298 # of Portfolio Holdings10 Total Advisory Fees Paid$4,096,421 Portfolio Turnover Rate22%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	21.0%
Affiliated Equity Funds	79.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk was added during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000211242
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$18	0.17%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.17%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth benefited from the continued enthusiasm over artificial intelligence.

+ Allocation to emerging markets equity also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Growth (Class P)	Pacific Dynamix Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,976	$9,998	$10,053	$9,970
11/30/2019	$10,208	$10,228	$10,048	$10,332
12/31/2019	$10,477	$10,477	$10,041	$10,644
1/31/2020	$10,396	$10,465	$10,234	$10,640
2/29/2020	$9,760	$9,796	$10,419	$9,764
3/31/2020	$8,591	$8,774	$10,357	$8,558
4/30/2020	$9,437	$9,576	$10,542	$9,655
5/31/2020	$9,849	$9,938	$10,591	$10,115
6/30/2020	$10,064	$10,144	$10,657	$10,316
7/31/2020	$10,521	$10,557	$10,816	$10,898
8/31/2020	$11,042	$11,093	$10,729	$11,681
9/30/2020	$10,757	$10,782	$10,723	$11,237
10/31/2020	$10,573	$10,509	$10,675	$10,939
11/30/2020	$11,683	$11,565	$10,780	$12,136
12/31/2020	$12,156	$11,944	$10,795	$12,603
1/31/2021	$12,109	$11,829	$10,718	$12,475
2/28/2021	$12,408	$12,050	$10,563	$12,819
3/31/2021	$12,663	$12,387	$10,431	$13,381
4/30/2021	$13,108	$12,867	$10,513	$14,095
5/31/2021	$13,258	$13,037	$10,548	$14,193
6/30/2021	$13,420	$13,189	$10,622	$14,525
7/31/2021	$13,464	$13,413	$10,741	$14,870
8/31/2021	$13,719	$13,686	$10,720	$15,322
9/30/2021	$13,269	$13,214	$10,627	$14,609
10/31/2021	$13,823	$13,821	$10,624	$15,633
11/30/2021	$13,493	$13,615	$10,656	$15,524
12/31/2021	$13,927	$14,116	$10,629	$16,220
1/31/2022	$13,291	$13,498	$10,400	$15,381
2/28/2022	$13,033	$13,193	$10,284	$14,920
3/31/2022	$13,186	$13,427	$9,998	$15,474
4/30/2022	$12,228	$12,461	$9,618	$14,125
5/31/2022	$12,280	$12,515	$9,680	$14,151
6/30/2022	$11,361	$11,614	$9,529	$12,983
7/31/2022	$12,166	$12,404	$9,761	$14,180
8/31/2022	$11,728	$11,910	$9,486	$13,602
9/30/2022	$10,762	$10,929	$9,076	$12,349
10/31/2022	$11,404	$11,537	$8,958	$13,349
11/30/2022	$12,128	$12,284	$9,288	$14,095
12/31/2022	$11,626	$11,869	$9,246	$13,283
1/31/2023	$12,410	$12,595	$9,530	$14,117
2/28/2023	$12,086	$12,288	$9,284	$13,773
3/31/2023	$12,261	$12,666	$9,520	$14,278
4/30/2023	$12,374	$12,880	$9,577	$14,501
5/31/2023	$12,222	$12,743	$9,473	$14,564
6/30/2023	$12,793	$13,348	$9,439	$15,527
7/31/2023	$13,138	$13,690	$9,433	$16,025
8/31/2023	$12,849	$13,420	$9,372	$15,770
9/30/2023	$12,371	$12,887	$9,134	$15,018
10/31/2023	$12,047	$12,562	$8,990	$14,703
11/30/2023	$12,975	$13,601	$9,397	$16,045
12/31/2023	$13,628	$14,231	$9,757	$16,774
1/31/2024	$13,642	$14,370	$9,730	$17,056
2/29/2024	$14,114	$14,813	$9,593	$17,967
3/31/2024	$14,509	$15,227	$9,681	$18,545
4/30/2024	$13,973	$14,708	$9,437	$17,788
5/31/2024	$14,503	$15,299	$9,597	$18,670
6/30/2024	$14,696	$15,567	$9,688	$19,339
7/31/2024	$15,064	$15,866	$9,914	$19,575
8/31/2024	$15,389	$16,255	$10,056	$20,050
9/30/2024	$15,658	$16,535	$10,191	$20,478
10/31/2024	$15,371	$16,159	$9,938	$20,292
11/30/2024	$16,070	$16,725	$10,043	$21,483
12/31/2024	$15,553	$16,339	$9,879	$20,971
1/31/2025	$16,024	$16,809	$9,931	$21,555
2/28/2025	$15,934	$16,837	$10,150	$21,274
3/31/2025	$15,350	$16,292	$10,154	$20,075
4/30/2025	$15,390	$16,429	$10,194	$19,939
5/31/2025	$16,084	$17,168	$10,121	$21,194
6/30/2025	$16,679	$17,802	$10,276	$22,272
7/31/2025	$16,811	$17,958	$10,249	$22,772
8/31/2025	$17,269	$18,399	$10,372	$23,233
9/30/2025	$17,716	$18,906	$10,485	$24,081
10/31/2025	$17,949	$19,224	$10,550	$24,645
11/30/2025	$18,055	$19,324	$10,616	$24,706
12/31/2025	$18,154	$19,470	$10,600	$24,721

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	16.73%	8.35%	10.14%
Pacific Dynamix Growth Composite Benchmark	19.17%	10.27%	11.40%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

Performance Inception Date		Oct. 31, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 2,065,194,298
Holdings Count | Holding		10
Advisory Fees Paid, Amount		$ 4,096,421
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$2,065,194,298 # of Portfolio Holdings10 Total Advisory Fees Paid$4,096,421 Portfolio Turnover Rate22%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	21.0%
Affiliated Equity Funds	79.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk was added during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000248882
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Aggressive Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.37%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.37%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ Allocation to emerging markets equity also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Aggressive Growth (Class I)	Pacific Dynamix - Aggressive Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/30/2024	$10,000	$10,000	$10,000	$10,000
4/30/2024	$10,000	$10,000	$9,962	$9,843
5/31/2024	$10,421	$10,435	$10,131	$10,331
6/30/2024	$10,550	$10,645	$10,227	$10,702
7/31/2024	$10,823	$10,837	$10,465	$10,832
8/31/2024	$11,070	$11,114	$10,616	$11,095
9/30/2024	$11,264	$11,314	$10,758	$11,332
10/31/2024	$11,044	$11,075	$10,491	$11,229
11/30/2024	$11,590	$11,516	$10,602	$11,888
12/31/2024	$11,169	$11,242	$10,429	$11,605
1/31/2025	$11,562	$11,591	$10,484	$11,928
2/28/2025	$11,457	$11,569	$10,715	$11,772
3/31/2025	$10,983	$11,129	$10,719	$11,109
4/30/2025	$11,019	$11,211	$10,761	$11,034
5/31/2025	$11,614	$11,794	$10,684	$11,728
6/30/2025	$12,089	$12,271	$10,848	$12,325
7/31/2025	$12,197	$12,409	$10,819	$12,601
8/31/2025	$12,567	$12,724	$10,949	$12,857
9/30/2025	$12,937	$13,108	$11,068	$13,326
10/31/2025	$13,127	$13,351	$11,137	$13,638
11/30/2025	$13,196	$13,415	$11,207	$13,671
12/31/2025	$13,285	$13,519	$11,190	$13,680

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception April 30, 2024
Class I	18.94%	18.49%
Pacific Dynamix - Aggressive Growth Composite Benchmark	20.26%	19.77%
Bloomberg US Aggregate Bond Index	7.30%	6.95%
S&P 500® Index	17.88%	20.58%

Performance Inception Date		Apr. 30, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 21,828,677
Holdings Count | Holding		10
Advisory Fees Paid, Amount		$ 27,984
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$21,828,677 # of Portfolio Holdings10 Total Advisory Fees Paid$27,984 Portfolio Turnover Rate39%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	7.5%
Affiliated Equity Funds	92.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk and Small-Capitalization Companies Risk were added during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Small-Capitalization Companies Risk were added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000248883
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Aggressive Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.17%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.17%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ Allocation to emerging markets equity also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Pacific Dynamix - Aggressive Growth (Class P)	Pacific Dynamix - Aggressive Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/30/2024	$10,000	$10,000	$10,000	$10,000
4/30/2024	$10,000	$10,000	$9,962	$9,843
5/31/2024	$10,422	$10,435	$10,131	$10,331
6/30/2024	$10,555	$10,645	$10,227	$10,702
7/31/2024	$10,831	$10,837	$10,465	$10,832
8/31/2024	$11,079	$11,114	$10,616	$11,095
9/30/2024	$11,276	$11,314	$10,758	$11,332
10/31/2024	$11,058	$11,075	$10,491	$11,229
11/30/2024	$11,606	$11,516	$10,602	$11,888
12/31/2024	$11,187	$11,242	$10,429	$11,605
1/31/2025	$11,582	$11,591	$10,484	$11,928
2/28/2025	$11,478	$11,569	$10,715	$11,772
3/31/2025	$11,005	$11,129	$10,719	$11,109
4/30/2025	$11,043	$11,211	$10,761	$11,034
5/31/2025	$11,641	$11,794	$10,684	$11,728
6/30/2025	$12,120	$12,271	$10,848	$12,325
7/31/2025	$12,230	$12,409	$10,819	$12,601
8/31/2025	$12,604	$12,724	$10,949	$12,857
9/30/2025	$12,977	$13,108	$11,068	$13,326
10/31/2025	$13,169	$13,351	$11,137	$13,638
11/30/2025	$13,241	$13,415	$11,207	$13,671
12/31/2025	$13,332	$13,519	$11,190	$13,680

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception April 30, 2024
Class P	19.18%	18.75%
Pacific Dynamix - Aggressive Growth Composite Benchmark	20.26%	19.77%
Bloomberg US Aggregate Bond Index	7.30%	6.95%
S&P 500® Index	17.88%	20.58%

Performance Inception Date		Apr. 30, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 21,828,677
Holdings Count | Holding		10
Advisory Fees Paid, Amount		$ 27,984
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$21,828,677 # of Portfolio Holdings10 Total Advisory Fees Paid$27,984 Portfolio Turnover Rate39%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	7.5%
Affiliated Equity Funds	92.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk and Small-Capitalization Companies Risk were added during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Small-Capitalization Companies Risk were added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098939
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Conservative Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.33%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.33%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Conservative (Class I)	Portfolio Optimization Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,875	$9,979	$10,138	$9,504
2/29/2016	$9,867	$10,014	$10,210	$9,491
3/31/2016	$10,140	$10,209	$10,303	$10,135
4/30/2016	$10,254	$10,256	$10,343	$10,174
5/31/2016	$10,260	$10,280	$10,345	$10,357
6/30/2016	$10,362	$10,388	$10,531	$10,384
7/31/2016	$10,513	$10,515	$10,598	$10,766
8/31/2016	$10,561	$10,510	$10,586	$10,782
9/30/2016	$10,595	$10,513	$10,580	$10,784
10/31/2016	$10,548	$10,422	$10,499	$10,587
11/30/2016	$10,480	$10,309	$10,250	$10,979
12/31/2016	$10,583	$10,368	$10,265	$11,196
1/31/2017	$10,679	$10,426	$10,285	$11,408
2/28/2017	$10,804	$10,542	$10,354	$11,861
3/31/2017	$10,845	$10,555	$10,349	$11,875
4/30/2017	$10,927	$10,639	$10,428	$11,997
5/31/2017	$10,996	$10,735	$10,509	$12,166
6/30/2017	$11,026	$10,738	$10,498	$12,242
7/31/2017	$11,118	$10,818	$10,543	$12,494
8/31/2017	$11,177	$10,887	$10,638	$12,532
9/30/2017	$11,227	$10,902	$10,587	$12,790
10/31/2017	$11,267	$10,954	$10,593	$13,089
11/30/2017	$11,315	$11,003	$10,580	$13,490
12/31/2017	$11,363	$11,065	$10,628	$13,640
1/31/2018	$11,456	$11,107	$10,506	$14,421
2/28/2018	$11,305	$10,953	$10,406	$13,890
3/31/2018	$11,305	$10,950	$10,473	$13,537
4/30/2018	$11,252	$10,918	$10,395	$13,589
5/31/2018	$11,238	$10,998	$10,469	$13,916
6/30/2018	$11,196	$10,995	$10,456	$14,002
7/31/2018	$11,311	$11,074	$10,459	$14,523
8/31/2018	$11,304	$11,167	$10,526	$14,996
9/30/2018	$11,306	$11,137	$10,458	$15,081
10/31/2018	$11,031	$10,925	$10,376	$14,050
11/30/2018	$11,055	$11,003	$10,438	$14,337
12/31/2018	$10,979	$10,962	$10,630	$13,042
1/31/2019	$11,333	$11,208	$10,742	$14,087
2/28/2019	$11,421	$11,276	$10,736	$14,540
3/31/2019	$11,556	$11,456	$10,942	$14,822
4/30/2019	$11,660	$11,547	$10,945	$15,422
5/31/2019	$11,643	$11,547	$11,139	$14,442
6/30/2019	$11,919	$11,801	$11,279	$15,460
7/31/2019	$11,936	$11,839	$11,304	$15,682
8/31/2019	$12,043	$11,999	$11,597	$15,434
9/30/2019	$12,070	$12,011	$11,535	$15,723
10/31/2019	$12,153	$12,099	$11,570	$16,063
11/30/2019	$12,188	$12,170	$11,564	$16,646
12/31/2019	$12,319	$12,242	$11,556	$17,149
1/31/2020	$12,419	$12,384	$11,778	$17,142
2/29/2020	$12,295	$12,322	$11,990	$15,731
3/31/2020	$11,439	$11,970	$11,920	$13,788
4/30/2020	$11,927	$12,377	$12,132	$15,555
5/31/2020	$12,208	$12,530	$12,188	$16,296
6/30/2020	$12,385	$12,641	$12,265	$16,620
7/31/2020	$12,700	$12,885	$12,448	$17,558
8/31/2020	$12,819	$12,990	$12,348	$18,820
9/30/2020	$12,718	$12,895	$12,341	$18,105
10/31/2020	$12,644	$12,780	$12,286	$17,623
11/30/2020	$13,118	$13,171	$12,406	$19,552
12/31/2020	$13,290	$13,289	$12,424	$20,304
1/31/2021	$13,191	$13,200	$12,334	$20,099
2/28/2021	$13,144	$13,146	$12,156	$20,653
3/31/2021	$13,092	$13,141	$12,005	$21,558
4/30/2021	$13,314	$13,334	$12,099	$22,708
5/31/2021	$13,409	$13,398	$12,139	$22,867
6/30/2021	$13,493	$13,498	$12,224	$23,401
7/31/2021	$13,588	$13,649	$12,361	$23,956
8/31/2021	$13,650	$13,707	$12,337	$24,685
9/30/2021	$13,473	$13,514	$12,231	$23,537
10/31/2021	$13,569	$13,671	$12,227	$25,186
11/30/2021	$13,468	$13,651	$12,263	$25,011
12/31/2021	$13,583	$13,755	$12,232	$26,132
1/31/2022	$13,240	$13,422	$11,968	$24,780
2/28/2022	$13,021	$13,253	$11,835	$24,038
3/31/2022	$12,770	$13,093	$11,506	$24,931
4/30/2022	$12,221	$12,556	$11,069	$22,757
5/31/2022	$12,252	$12,618	$11,141	$22,798
6/30/2022	$11,783	$12,275	$10,966	$20,916
7/31/2022	$12,207	$12,672	$11,234	$22,845
8/31/2022	$11,915	$12,334	$10,917	$21,913
9/30/2022	$11,310	$11,764	$10,445	$19,895
10/31/2022	$11,392	$11,843	$10,310	$21,506
11/30/2022	$11,850	$12,297	$10,689	$22,708
12/31/2022	$11,726	$12,162	$10,641	$21,399
1/31/2023	$12,184	$12,575	$10,968	$22,744
2/28/2023	$11,920	$12,311	$10,684	$22,189
3/31/2023	$12,152	$12,605	$10,956	$23,004
4/30/2023	$12,240	$12,708	$11,022	$23,363
5/31/2023	$12,104	$12,607	$10,902	$23,464
6/30/2023	$12,303	$12,740	$10,863	$25,015
7/31/2023	$12,427	$12,824	$10,856	$25,818
8/31/2023	$12,284	$12,724	$10,786	$25,407
9/30/2023	$11,936	$12,410	$10,512	$24,196
10/31/2023	$11,724	$12,227	$10,346	$23,687
11/30/2023	$12,328	$12,819	$10,815	$25,850
12/31/2023	$12,808	$13,268	$11,229	$27,025
1/31/2024	$12,840	$13,290	$11,198	$27,479
2/29/2024	$12,933	$13,295	$11,040	$28,946
3/31/2024	$13,142	$13,470	$11,142	$29,878
4/30/2024	$12,782	$13,158	$10,860	$28,657
5/31/2024	$13,049	$13,435	$11,044	$30,078
6/30/2024	$13,188	$13,588	$11,149	$31,157
7/31/2024	$13,480	$13,848	$11,409	$31,537
8/31/2024	$13,698	$14,060	$11,573	$32,302
9/30/2024	$13,889	$14,243	$11,728	$32,992
10/31/2024	$13,629	$13,964	$11,437	$32,692
11/30/2024	$13,944	$14,187	$11,558	$34,611
12/31/2024	$13,625	$13,977	$11,369	$33,786
1/31/2025	$13,832	$14,128	$11,430	$34,727
2/28/2025	$13,949	$14,323	$11,681	$34,274
3/31/2025	$13,754	$14,210	$11,685	$32,343
4/30/2025	$13,751	$14,272	$11,731	$32,124
5/31/2025	$13,964	$14,380	$11,647	$34,146
6/30/2025	$14,304	$14,657	$11,826	$35,882
7/31/2025	$14,355	$14,678	$11,795	$36,687
8/31/2025	$14,581	$14,877	$11,936	$37,431
9/30/2025	$14,777	$15,086	$12,067	$38,797
10/31/2025	$14,876	$15,217	$12,142	$39,706
11/30/2025	$14,960	$15,295	$12,217	$39,803
12/31/2025	$14,981	$15,312	$12,199	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.95%	2.42%	4.12%
Portfolio Optimization Conservative Composite Benchmark	9.55%	2.87%	4.35%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 915,734,347
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 940,465
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$915,734,347 # of Portfolio Holdings35 Total Advisory Fees Paid$940,465 Portfolio Turnover Rate39%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	24.6%
Affiliated Fixed Income Funds	75.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000211243
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Conservative Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$14	0.13%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.13%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Conservative (Class P)	Portfolio Optimization Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,021	$10,031	$10,053	$9,970
11/30/2019	$10,051	$10,090	$10,048	$10,332
12/31/2019	$10,161	$10,150	$10,041	$10,644
1/31/2020	$10,245	$10,268	$10,234	$10,640
2/29/2020	$10,145	$10,217	$10,419	$9,764
3/31/2020	$9,440	$9,925	$10,357	$8,558
4/30/2020	$9,845	$10,263	$10,542	$9,655
5/31/2020	$10,078	$10,389	$10,591	$10,115
6/30/2020	$10,226	$10,481	$10,657	$10,316
7/31/2020	$10,488	$10,684	$10,816	$10,898
8/31/2020	$10,588	$10,770	$10,729	$11,681
9/30/2020	$10,506	$10,691	$10,723	$11,237
10/31/2020	$10,447	$10,597	$10,675	$10,939
11/30/2020	$10,840	$10,920	$10,780	$12,136
12/31/2020	$10,984	$11,019	$10,795	$12,603
1/31/2021	$10,905	$10,945	$10,718	$12,475
2/28/2021	$10,868	$10,900	$10,563	$12,819
3/31/2021	$10,826	$10,896	$10,431	$13,381
4/30/2021	$11,011	$11,055	$10,513	$14,095
5/31/2021	$11,092	$11,108	$10,548	$14,193
6/30/2021	$11,164	$11,192	$10,622	$14,525
7/31/2021	$11,244	$11,317	$10,741	$14,870
8/31/2021	$11,297	$11,365	$10,720	$15,322
9/30/2021	$11,152	$11,205	$10,627	$14,609
10/31/2021	$11,234	$11,335	$10,624	$15,633
11/30/2021	$11,153	$11,318	$10,656	$15,524
12/31/2021	$11,249	$11,405	$10,629	$16,220
1/31/2022	$10,967	$11,129	$10,400	$15,381
2/28/2022	$10,787	$10,989	$10,284	$14,920
3/31/2022	$10,581	$10,855	$9,998	$15,474
4/30/2022	$10,128	$10,411	$9,618	$14,125
5/31/2022	$10,155	$10,462	$9,680	$14,151
6/30/2022	$9,769	$10,178	$9,529	$12,983
7/31/2022	$10,121	$10,506	$9,761	$14,180
8/31/2022	$9,881	$10,227	$9,486	$13,602
9/30/2022	$9,381	$9,754	$9,076	$12,349
10/31/2022	$9,451	$9,819	$8,958	$13,349
11/30/2022	$9,832	$10,196	$9,288	$14,095
12/31/2022	$9,731	$10,084	$9,246	$13,283
1/31/2023	$10,113	$10,426	$9,530	$14,117
2/28/2023	$9,896	$10,207	$9,284	$13,773
3/31/2023	$10,090	$10,451	$9,520	$14,278
4/30/2023	$10,164	$10,537	$9,577	$14,501
5/31/2023	$10,053	$10,453	$9,473	$14,564
6/30/2023	$10,220	$10,563	$9,439	$15,527
7/31/2023	$10,325	$10,633	$9,433	$16,025
8/31/2023	$10,208	$10,550	$9,372	$15,770
9/30/2023	$9,921	$10,289	$9,134	$15,018
10/31/2023	$9,746	$10,137	$8,990	$14,703
11/30/2023	$10,249	$10,629	$9,397	$16,045
12/31/2023	$10,651	$11,001	$9,757	$16,774
1/31/2024	$10,679	$11,019	$9,730	$17,056
2/29/2024	$10,758	$11,023	$9,593	$17,967
3/31/2024	$10,934	$11,168	$9,681	$18,545
4/30/2024	$10,636	$10,909	$9,437	$17,788
5/31/2024	$10,860	$11,140	$9,597	$18,670
6/30/2024	$10,977	$11,266	$9,688	$19,339
7/31/2024	$11,223	$11,482	$9,914	$19,575
8/31/2024	$11,406	$11,658	$10,056	$20,050
9/30/2024	$11,567	$11,809	$10,191	$20,478
10/31/2024	$11,352	$11,578	$9,938	$20,292
11/30/2024	$11,617	$11,762	$10,043	$21,483
12/31/2024	$11,353	$11,589	$9,879	$20,971
1/31/2025	$11,527	$11,714	$9,931	$21,555
2/28/2025	$11,626	$11,876	$10,150	$21,274
3/31/2025	$11,466	$11,782	$10,154	$20,075
4/30/2025	$11,465	$11,833	$10,194	$19,939
5/31/2025	$11,645	$11,923	$10,121	$21,194
6/30/2025	$11,930	$12,152	$10,276	$22,272
7/31/2025	$11,975	$12,170	$10,249	$22,772
8/31/2025	$12,166	$12,335	$10,372	$23,233
9/30/2025	$12,331	$12,508	$10,485	$24,081
10/31/2025	$12,416	$12,617	$10,550	$24,645
11/30/2025	$12,489	$12,681	$10,616	$24,706
12/31/2025	$12,508	$12,696	$10,600	$24,721

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	10.18%	2.63%	3.69%
Portfolio Optimization Conservative Composite Benchmark	9.55%	2.87%	3.94%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

Performance Inception Date		Oct. 31, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 915,734,347
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 940,465
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$915,734,347 # of Portfolio Holdings35 Total Advisory Fees Paid$940,465 Portfolio Turnover Rate39%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	24.6%
Affiliated Fixed Income Funds	75.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098940
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Moderate-Conservative Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.32%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Moderate-Conservative (Class I)	Portfolio Optimization Moderate-Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,753	$9,848	$10,138	$9,504
2/29/2016	$9,729	$9,861	$10,210	$9,491
3/31/2016	$10,089	$10,171	$10,303	$10,135
4/30/2016	$10,197	$10,232	$10,343	$10,174
5/31/2016	$10,239	$10,280	$10,345	$10,357
6/30/2016	$10,295	$10,346	$10,531	$10,384
7/31/2016	$10,509	$10,546	$10,598	$10,766
8/31/2016	$10,571	$10,545	$10,586	$10,782
9/30/2016	$10,618	$10,556	$10,580	$10,784
10/31/2016	$10,542	$10,437	$10,499	$10,587
11/30/2016	$10,560	$10,408	$10,250	$10,979
12/31/2016	$10,678	$10,514	$10,265	$11,196
1/31/2017	$10,812	$10,615	$10,285	$11,408
2/28/2017	$10,983	$10,792	$10,354	$11,861
3/31/2017	$11,043	$10,823	$10,349	$11,875
4/30/2017	$11,147	$10,927	$10,428	$11,997
5/31/2017	$11,237	$11,055	$10,509	$12,166
6/30/2017	$11,290	$11,070	$10,498	$12,242
7/31/2017	$11,427	$11,195	$10,543	$12,494
8/31/2017	$11,473	$11,256	$10,638	$12,532
9/30/2017	$11,583	$11,327	$10,587	$12,790
10/31/2017	$11,667	$11,428	$10,593	$13,089
11/30/2017	$11,764	$11,539	$10,580	$13,490
12/31/2017	$11,831	$11,624	$10,628	$13,640
1/31/2018	$12,049	$11,816	$10,506	$14,421
2/28/2018	$11,813	$11,577	$10,406	$13,890
3/31/2018	$11,784	$11,507	$10,473	$13,537
4/30/2018	$11,746	$11,505	$10,395	$13,589
5/31/2018	$11,749	$11,605	$10,469	$13,916
6/30/2018	$11,701	$11,607	$10,456	$14,002
7/31/2018	$11,865	$11,769	$10,459	$14,523
8/31/2018	$11,878	$11,901	$10,526	$14,996
9/30/2018	$11,879	$11,895	$10,458	$15,081
10/31/2018	$11,421	$11,512	$10,376	$14,050
11/30/2018	$11,484	$11,617	$10,438	$14,337
12/31/2018	$11,241	$11,355	$10,630	$13,042
1/31/2019	$11,724	$11,765	$10,742	$14,087
2/28/2019	$11,877	$11,907	$10,736	$14,540
3/31/2019	$12,004	$12,101	$10,942	$14,822
4/30/2019	$12,190	$12,286	$10,945	$15,422
5/31/2019	$12,015	$12,105	$11,139	$14,442
6/30/2019	$12,411	$12,511	$11,279	$15,460
7/31/2019	$12,425	$12,565	$11,304	$15,682
8/31/2019	$12,449	$12,638	$11,597	$15,434
9/30/2019	$12,522	$12,714	$11,535	$15,723
10/31/2019	$12,647	$12,864	$11,570	$16,063
11/30/2019	$12,751	$13,017	$11,564	$16,646
12/31/2019	$12,958	$13,174	$11,556	$17,149
1/31/2020	$12,979	$13,274	$11,778	$17,142
2/29/2020	$12,644	$12,947	$11,990	$15,731
3/31/2020	$11,526	$12,260	$11,920	$13,788
4/30/2020	$12,197	$12,920	$12,132	$15,555
5/31/2020	$12,591	$13,191	$12,188	$16,296
6/30/2020	$12,806	$13,356	$12,265	$16,620
7/31/2020	$13,221	$13,714	$12,448	$17,558
8/31/2020	$13,481	$14,025	$12,348	$18,820
9/30/2020	$13,294	$13,825	$12,341	$18,105
10/31/2020	$13,187	$13,628	$12,286	$17,623
11/30/2020	$13,956	$14,354	$12,406	$19,552
12/31/2020	$14,250	$14,596	$12,424	$20,304
1/31/2021	$14,131	$14,485	$12,334	$20,099
2/28/2021	$14,226	$14,532	$12,156	$20,653
3/31/2021	$14,301	$14,666	$12,005	$21,558
4/30/2021	$14,645	$15,003	$12,099	$22,708
5/31/2021	$14,787	$15,108	$12,139	$22,867
6/30/2021	$14,891	$15,250	$12,224	$23,401
7/31/2021	$15,012	$15,455	$12,361	$23,956
8/31/2021	$15,139	$15,609	$12,337	$24,685
9/30/2021	$14,858	$15,278	$12,231	$23,537
10/31/2021	$15,097	$15,635	$12,227	$25,186
11/30/2021	$14,906	$15,553	$12,263	$25,011
12/31/2021	$15,145	$15,822	$12,232	$26,132
1/31/2022	$14,659	$15,329	$11,968	$24,780
2/28/2022	$14,375	$15,079	$11,835	$24,038
3/31/2022	$14,181	$15,048	$11,506	$24,931
4/30/2022	$13,454	$14,271	$11,069	$22,757
5/31/2022	$13,496	$14,337	$11,141	$22,798
6/30/2022	$12,834	$13,737	$10,966	$20,916
7/31/2022	$13,404	$14,354	$11,234	$22,845
8/31/2022	$13,021	$13,909	$10,917	$21,913
9/30/2022	$12,234	$13,098	$10,445	$19,895
10/31/2022	$12,484	$13,404	$10,310	$21,506
11/30/2022	$13,113	$14,030	$10,689	$22,708
12/31/2022	$12,888	$13,762	$10,641	$21,399
1/31/2023	$13,503	$14,349	$10,968	$22,744
2/28/2023	$13,187	$14,033	$10,684	$22,189
3/31/2023	$13,406	$14,407	$10,956	$23,004
4/30/2023	$13,518	$14,563	$11,022	$23,363
5/31/2023	$13,348	$14,447	$10,902	$23,464
6/30/2023	$13,671	$14,780	$10,863	$25,015
7/31/2023	$13,869	$14,971	$10,856	$25,818
8/31/2023	$13,667	$14,801	$10,786	$25,407
9/30/2023	$13,227	$14,358	$10,512	$24,196
10/31/2023	$12,972	$14,102	$10,346	$23,687
11/30/2023	$13,739	$14,945	$10,815	$25,850
12/31/2023	$14,313	$15,521	$11,229	$27,025
1/31/2024	$14,360	$15,593	$11,198	$27,479
2/29/2024	$14,586	$15,768	$11,040	$28,946
3/31/2024	$14,880	$16,052	$11,142	$29,878
4/30/2024	$14,416	$15,618	$10,860	$28,657
5/31/2024	$14,792	$16,051	$11,044	$30,078
6/30/2024	$14,962	$16,280	$11,149	$31,157
7/31/2024	$15,300	$16,585	$11,409	$31,537
8/31/2024	$15,586	$16,887	$11,573	$32,302
9/30/2024	$15,813	$17,131	$11,728	$32,992
10/31/2024	$15,510	$16,785	$11,437	$32,692
11/30/2024	$15,943	$17,166	$11,558	$34,611
12/31/2024	$15,517	$16,871	$11,369	$33,786
1/31/2025	$15,822	$17,152	$11,430	$34,727
2/28/2025	$15,906	$17,312	$11,681	$34,274
3/31/2025	$15,586	$17,021	$11,685	$32,343
4/30/2025	$15,587	$17,104	$11,731	$32,124
5/31/2025	$15,987	$17,450	$11,647	$34,146
6/30/2025	$16,448	$17,895	$11,826	$35,882
7/31/2025	$16,531	$17,973	$11,795	$36,687
8/31/2025	$16,825	$18,273	$11,936	$37,431
9/30/2025	$17,103	$18,614	$12,067	$38,797
10/31/2025	$17,234	$18,831	$12,142	$39,706
11/30/2025	$17,336	$18,921	$12,217	$39,803
12/31/2025	$17,388	$18,973	$12,199	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.06%	4.06%	5.69%
Portfolio Optimization Moderate-Conservative Composite Benchmark	12.46%	5.39%	6.61%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,353,466,082
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 1,392,689
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,353,466,082 # of Portfolio Holdings35 Total Advisory Fees Paid$1,392,689 Portfolio Turnover Rate36%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.1%
Affiliated Fixed Income Funds	56.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000211244
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Moderate-Conservative Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Moderate-Conservative (Class P)	Portfolio Optimization Moderate-Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,007	$10,020	$10,053	$9,970
11/30/2019	$10,090	$10,139	$10,048	$10,332
12/31/2019	$10,256	$10,261	$10,041	$10,644
1/31/2020	$10,274	$10,339	$10,234	$10,640
2/29/2020	$10,010	$10,085	$10,419	$9,764
3/31/2020	$9,127	$9,550	$10,357	$8,558
4/30/2020	$9,660	$10,064	$10,542	$9,655
5/31/2020	$9,974	$10,275	$10,591	$10,115
6/30/2020	$10,146	$10,403	$10,657	$10,316
7/31/2020	$10,476	$10,682	$10,816	$10,898
8/31/2020	$10,684	$10,924	$10,729	$11,681
9/30/2020	$10,537	$10,768	$10,723	$11,237
10/31/2020	$10,454	$10,615	$10,675	$10,939
11/30/2020	$11,066	$11,181	$10,780	$12,136
12/31/2020	$11,301	$11,369	$10,795	$12,603
1/31/2021	$11,208	$11,282	$10,718	$12,475
2/28/2021	$11,285	$11,319	$10,563	$12,819
3/31/2021	$11,347	$11,424	$10,431	$13,381
4/30/2021	$11,622	$11,686	$10,513	$14,095
5/31/2021	$11,736	$11,768	$10,548	$14,193
6/30/2021	$11,821	$11,878	$10,622	$14,525
7/31/2021	$11,919	$12,038	$10,741	$14,870
8/31/2021	$12,022	$12,158	$10,720	$15,322
9/30/2021	$11,801	$11,900	$10,627	$14,609
10/31/2021	$11,993	$12,178	$10,624	$15,633
11/30/2021	$11,843	$12,114	$10,656	$15,524
12/31/2021	$12,035	$12,324	$10,629	$16,220
1/31/2022	$11,651	$11,940	$10,400	$15,381
2/28/2022	$11,426	$11,745	$10,284	$14,920
3/31/2022	$11,275	$11,721	$9,998	$15,474
4/30/2022	$10,698	$11,116	$9,618	$14,125
5/31/2022	$10,733	$11,167	$9,680	$14,151
6/30/2022	$10,209	$10,700	$9,529	$12,983
7/31/2022	$10,664	$11,180	$9,761	$14,180
8/31/2022	$10,361	$10,834	$9,486	$13,602
9/30/2022	$9,736	$10,202	$9,076	$12,349
10/31/2022	$9,937	$10,440	$8,958	$13,349
11/30/2022	$10,439	$10,928	$9,288	$14,095
12/31/2022	$10,262	$10,720	$9,246	$13,283
1/31/2023	$10,754	$11,177	$9,530	$14,117
2/28/2023	$10,503	$10,931	$9,284	$13,773
3/31/2023	$10,680	$11,222	$9,520	$14,278
4/30/2023	$10,771	$11,343	$9,577	$14,501
5/31/2023	$10,637	$11,253	$9,473	$14,564
6/30/2023	$10,896	$11,512	$9,439	$15,527
7/31/2023	$11,056	$11,661	$9,433	$16,025
8/31/2023	$10,897	$11,529	$9,372	$15,770
9/30/2023	$10,548	$11,183	$9,134	$15,018
10/31/2023	$10,347	$10,984	$8,990	$14,703
11/30/2023	$10,960	$11,641	$9,397	$16,045
12/31/2023	$11,419	$12,089	$9,757	$16,774
1/31/2024	$11,459	$12,146	$9,730	$17,056
2/29/2024	$11,641	$12,282	$9,593	$17,967
3/31/2024	$11,878	$12,503	$9,681	$18,545
4/30/2024	$11,509	$12,165	$9,437	$17,788
5/31/2024	$11,811	$12,502	$9,597	$18,670
6/30/2024	$11,949	$12,681	$9,688	$19,339
7/31/2024	$12,221	$12,918	$9,914	$19,575
8/31/2024	$12,452	$13,153	$10,056	$20,050
9/30/2024	$12,635	$13,343	$10,191	$20,478
10/31/2024	$12,395	$13,074	$9,938	$20,292
11/30/2024	$12,744	$13,371	$10,043	$21,483
12/31/2024	$12,405	$13,141	$9,879	$20,971
1/31/2025	$12,651	$13,360	$9,931	$21,555
2/28/2025	$12,720	$13,484	$10,150	$21,274
3/31/2025	$12,466	$13,258	$10,154	$20,075
4/30/2025	$12,469	$13,322	$10,194	$19,939
5/31/2025	$12,792	$13,592	$10,121	$21,194
6/30/2025	$13,163	$13,938	$10,276	$22,272
7/31/2025	$13,231	$13,999	$10,249	$22,772
8/31/2025	$13,469	$14,233	$10,372	$23,233
9/30/2025	$13,693	$14,499	$10,485	$24,081
10/31/2025	$13,801	$14,668	$10,550	$24,645
11/30/2025	$13,884	$14,737	$10,616	$24,706
12/31/2025	$13,929	$14,778	$10,600	$24,721

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	12.29%	4.27%	5.52%
Portfolio Optimization Moderate-Conservative Composite Benchmark	12.46%	5.39%	6.53%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

Performance Inception Date		Oct. 31, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,353,466,082
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 1,392,689
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,353,466,082 # of Portfolio Holdings35 Total Advisory Fees Paid$1,392,689 Portfolio Turnover Rate36%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.1%
Affiliated Fixed Income Funds	56.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098941
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Moderate Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.32%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Moderate (Class I)	Portfolio Optimization Moderate Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,677	$9,744	$10,138	$9,504
2/29/2016	$9,641	$9,738	$10,210	$9,491
3/31/2016	$10,074	$10,130	$10,303	$10,135
4/30/2016	$10,176	$10,205	$10,343	$10,174
5/31/2016	$10,246	$10,265	$10,345	$10,357
6/30/2016	$10,277	$10,293	$10,531	$10,384
7/31/2016	$10,545	$10,547	$10,598	$10,766
8/31/2016	$10,617	$10,550	$10,586	$10,782
9/30/2016	$10,670	$10,568	$10,580	$10,784
10/31/2016	$10,560	$10,429	$10,499	$10,587
11/30/2016	$10,664	$10,461	$10,250	$10,979
12/31/2016	$10,808	$10,603	$10,265	$11,196
1/31/2017	$10,970	$10,738	$10,285	$11,408
2/28/2017	$11,174	$10,959	$10,354	$11,861
3/31/2017	$11,247	$11,007	$10,349	$11,875
4/30/2017	$11,366	$11,126	$10,428	$11,997
5/31/2017	$11,462	$11,282	$10,509	$12,166
6/30/2017	$11,533	$11,304	$10,498	$12,242
7/31/2017	$11,705	$11,465	$10,543	$12,494
8/31/2017	$11,732	$11,517	$10,638	$12,532
9/30/2017	$11,900	$11,635	$10,587	$12,790
10/31/2017	$12,018	$11,774	$10,593	$13,089
11/30/2017	$12,156	$11,932	$10,580	$13,490
12/31/2017	$12,237	$12,035	$10,628	$13,640
1/31/2018	$12,560	$12,351	$10,506	$14,421
2/28/2018	$12,243	$12,043	$10,406	$13,890
3/31/2018	$12,180	$11,918	$10,473	$13,537
4/30/2018	$12,170	$11,946	$10,395	$13,589
5/31/2018	$12,196	$12,053	$10,469	$13,916
6/30/2018	$12,146	$12,057	$10,456	$14,002
7/31/2018	$12,346	$12,284	$10,459	$14,523
8/31/2018	$12,384	$12,439	$10,526	$14,996
9/30/2018	$12,387	$12,456	$10,458	$15,081
10/31/2018	$11,767	$11,932	$10,376	$14,050
11/30/2018	$11,863	$12,055	$10,438	$14,337
12/31/2018	$11,435	$11,615	$10,630	$13,042
1/31/2019	$12,052	$12,150	$10,742	$14,087
2/28/2019	$12,270	$12,351	$10,736	$14,540
3/31/2019	$12,397	$12,549	$10,942	$14,822
4/30/2019	$12,654	$12,808	$10,945	$15,422
5/31/2019	$12,359	$12,477	$11,139	$14,442
6/30/2019	$12,857	$13,000	$11,279	$15,460
7/31/2019	$12,885	$13,062	$11,304	$15,682
8/31/2019	$12,857	$13,056	$11,597	$15,434
9/30/2019	$12,957	$13,186	$11,535	$15,723
10/31/2019	$13,122	$13,388	$11,570	$16,063
11/30/2019	$13,294	$13,604	$11,564	$16,646
12/31/2019	$13,546	$13,833	$11,556	$17,149
1/31/2020	$13,539	$13,887	$11,778	$17,142
2/29/2020	$13,038	$13,336	$11,990	$15,731
3/31/2020	$11,732	$12,384	$11,920	$13,788
4/30/2020	$12,578	$13,220	$12,132	$15,555
5/31/2020	$13,050	$13,581	$12,188	$16,296
6/30/2020	$13,302	$13,791	$12,265	$16,620
7/31/2020	$13,801	$14,226	$12,448	$17,558
8/31/2020	$14,181	$14,703	$12,348	$18,820
9/30/2020	$13,919	$14,419	$12,341	$18,105
10/31/2020	$13,769	$14,156	$12,286	$17,623
11/30/2020	$14,768	$15,156	$12,406	$19,552
12/31/2020	$15,148	$15,503	$12,424	$20,304
1/31/2021	$15,003	$15,374	$12,334	$20,099
2/28/2021	$15,209	$15,514	$12,156	$20,653
3/31/2021	$15,378	$15,767	$12,005	$21,558
4/30/2021	$15,833	$16,221	$12,099	$22,708
5/31/2021	$16,006	$16,365	$12,139	$22,867
6/30/2021	$16,125	$16,533	$12,224	$23,401
7/31/2021	$16,258	$16,777	$12,361	$23,956
8/31/2021	$16,451	$17,014	$12,337	$24,685
9/30/2021	$16,076	$16,569	$12,231	$23,537
10/31/2021	$16,458	$17,093	$12,227	$25,186
11/30/2021	$16,181	$16,945	$12,263	$25,011
12/31/2021	$16,539	$17,363	$12,232	$26,132
1/31/2022	$15,937	$16,739	$11,968	$24,780
2/28/2022	$15,596	$16,425	$11,835	$24,038
3/31/2022	$15,478	$16,517	$11,506	$24,931
4/30/2022	$14,576	$15,548	$11,069	$22,757
5/31/2022	$14,618	$15,615	$11,141	$22,798
6/30/2022	$13,788	$14,792	$10,966	$20,916
7/31/2022	$14,505	$15,583	$11,234	$22,845
8/31/2022	$14,045	$15,056	$10,917	$21,913
9/30/2022	$13,106	$14,053	$10,445	$19,895
10/31/2022	$13,532	$14,556	$10,310	$21,506
11/30/2022	$14,276	$15,329	$10,689	$22,708
12/31/2022	$13,940	$14,956	$10,641	$21,399
1/31/2023	$14,683	$15,688	$10,968	$22,744
2/28/2023	$14,334	$15,340	$10,684	$22,189
3/31/2023	$14,587	$15,771	$10,956	$23,004
4/30/2023	$14,729	$15,976	$11,022	$23,363
5/31/2023	$14,542	$15,843	$10,902	$23,464
6/30/2023	$15,054	$16,355	$10,863	$25,015
7/31/2023	$15,357	$16,645	$10,856	$25,818
8/31/2023	$15,083	$16,410	$10,786	$25,407
9/30/2023	$14,532	$15,865	$10,512	$24,196
10/31/2023	$14,231	$15,548	$10,346	$23,687
11/30/2023	$15,193	$16,599	$10,815	$25,850
12/31/2023	$15,874	$17,274	$11,229	$27,025
1/31/2024	$15,952	$17,393	$11,198	$27,479
2/29/2024	$16,388	$17,727	$11,040	$28,946
3/31/2024	$16,784	$18,110	$11,142	$29,878
4/30/2024	$16,201	$17,581	$10,860	$28,657
5/31/2024	$16,690	$18,149	$11,044	$30,078
6/30/2024	$16,906	$18,435	$11,149	$31,157
7/31/2024	$17,283	$18,772	$11,409	$31,537
8/31/2024	$17,644	$19,153	$11,573	$32,302
9/30/2024	$17,908	$19,444	$11,728	$32,992
10/31/2024	$17,592	$19,043	$11,437	$32,692
11/30/2024	$18,250	$19,554	$11,558	$34,611
12/31/2024	$17,654	$19,189	$11,369	$33,786
1/31/2025	$18,105	$19,597	$11,430	$34,727
2/28/2025	$18,047	$19,716	$11,681	$34,274
3/31/2025	$17,487	$19,268	$11,685	$32,343
4/30/2025	$17,466	$19,381	$11,731	$32,124
5/31/2025	$18,140	$19,957	$11,647	$34,146
6/30/2025	$18,766	$20,547	$11,826	$35,882
7/31/2025	$18,918	$20,674	$11,795	$36,687
8/31/2025	$19,280	$21,072	$11,936	$37,431
9/30/2025	$19,650	$21,531	$12,067	$38,797
10/31/2025	$19,821	$21,826	$12,142	$39,706
11/30/2025	$19,917	$21,923	$12,217	$39,803
12/31/2025	$19,997	$22,021	$12,199	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.27%	5.71%	7.18%
Portfolio Optimization Moderate Composite Benchmark	14.76%	7.27%	8.21%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 6,449,185,547
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 6,509,928
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$6,449,185,547 # of Portfolio Holdings35 Total Advisory Fees Paid$6,509,928 Portfolio Turnover Rate39%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	36.5%
Affiliated Equity Funds	63.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added and Floating Rate Loan Risk and Conflicts of Interest Risk were removed from the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added and Floating Rate Loan Risk and Conflicts of Interest Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000211245
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Moderate Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Moderate (Class P)	Portfolio Optimization Moderate Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,998	$10,011	$10,053	$9,970
11/30/2019	$10,130	$10,172	$10,048	$10,332
12/31/2019	$10,325	$10,343	$10,041	$10,644
1/31/2020	$10,321	$10,384	$10,234	$10,640
2/29/2020	$9,941	$9,971	$10,419	$9,764
3/31/2020	$8,947	$9,260	$10,357	$8,558
4/30/2020	$9,593	$9,885	$10,542	$9,655
5/31/2020	$9,955	$10,155	$10,591	$10,115
6/30/2020	$10,149	$10,311	$10,657	$10,316
7/31/2020	$10,531	$10,637	$10,816	$10,898
8/31/2020	$10,823	$10,993	$10,729	$11,681
9/30/2020	$10,625	$10,781	$10,723	$11,237
10/31/2020	$10,512	$10,584	$10,675	$10,939
11/30/2020	$11,277	$11,332	$10,780	$12,136
12/31/2020	$11,569	$11,592	$10,795	$12,603
1/31/2021	$11,460	$11,496	$10,718	$12,475
2/28/2021	$11,619	$11,600	$10,563	$12,819
3/31/2021	$11,750	$11,789	$10,431	$13,381
4/30/2021	$12,100	$12,129	$10,513	$14,095
5/31/2021	$12,234	$12,237	$10,548	$14,193
6/30/2021	$12,327	$12,362	$10,622	$14,525
7/31/2021	$12,431	$12,545	$10,741	$14,870
8/31/2021	$12,581	$12,722	$10,720	$15,322
9/30/2021	$12,296	$12,389	$10,627	$14,609
10/31/2021	$12,590	$12,780	$10,624	$15,633
11/30/2021	$12,380	$12,670	$10,656	$15,524
12/31/2021	$12,656	$12,982	$10,629	$16,220
1/31/2022	$12,198	$12,516	$10,400	$15,381
2/28/2022	$11,939	$12,281	$10,284	$14,920
3/31/2022	$11,850	$12,350	$9,998	$15,474
4/30/2022	$11,162	$11,626	$9,618	$14,125
5/31/2022	$11,196	$11,676	$9,680	$14,151
6/30/2022	$10,562	$11,060	$9,529	$12,983
7/31/2022	$11,113	$11,651	$9,761	$14,180
8/31/2022	$10,762	$11,258	$9,486	$13,602
9/30/2022	$10,044	$10,507	$9,076	$12,349
10/31/2022	$10,372	$10,883	$8,958	$13,349
11/30/2022	$10,945	$11,462	$9,288	$14,095
12/31/2022	$10,689	$11,183	$9,246	$13,283
1/31/2023	$11,260	$11,730	$9,530	$14,117
2/28/2023	$10,994	$11,470	$9,284	$13,773
3/31/2023	$11,190	$11,792	$9,520	$14,278
4/30/2023	$11,301	$11,945	$9,577	$14,501
5/31/2023	$11,160	$11,846	$9,473	$14,564
6/30/2023	$11,554	$12,229	$9,439	$15,527
7/31/2023	$11,789	$12,446	$9,433	$16,025
8/31/2023	$11,581	$12,270	$9,372	$15,770
9/30/2023	$11,159	$11,862	$9,134	$15,018
10/31/2023	$10,930	$11,625	$8,990	$14,703
11/30/2023	$11,671	$12,411	$9,397	$16,045
12/31/2023	$12,196	$12,916	$9,757	$16,774
1/31/2024	$12,258	$13,005	$9,730	$17,056
2/29/2024	$12,595	$13,255	$9,593	$17,967
3/31/2024	$12,902	$13,541	$9,681	$18,545
4/30/2024	$12,456	$13,146	$9,437	$17,788
5/31/2024	$12,834	$13,570	$9,597	$18,670
6/30/2024	$13,002	$13,784	$9,688	$19,339
7/31/2024	$13,294	$14,036	$9,914	$19,575
8/31/2024	$13,574	$14,321	$10,056	$20,050
9/30/2024	$13,780	$14,539	$10,191	$20,478
10/31/2024	$13,538	$14,238	$9,938	$20,292
11/30/2024	$14,047	$14,621	$10,043	$21,483
12/31/2024	$13,591	$14,348	$9,879	$20,971
1/31/2025	$13,940	$14,653	$9,931	$21,555
2/28/2025	$13,898	$14,742	$10,150	$21,274
3/31/2025	$13,469	$14,407	$10,154	$20,075
4/30/2025	$13,455	$14,492	$10,194	$19,939
5/31/2025	$13,976	$14,922	$10,121	$21,194
6/30/2025	$14,461	$15,364	$10,276	$22,272
7/31/2025	$14,581	$15,458	$10,249	$22,772
8/31/2025	$14,862	$15,756	$10,372	$23,233
9/30/2025	$15,150	$16,099	$10,485	$24,081
10/31/2025	$15,284	$16,320	$10,550	$24,645
11/30/2025	$15,361	$16,392	$10,616	$24,706
12/31/2025	$15,425	$16,465	$10,600	$24,721

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	13.50%	5.92%	7.27%
Portfolio Optimization Moderate Composite Benchmark	14.76%	7.27%	8.41%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

Performance Inception Date		Oct. 31, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 6,449,185,547
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 6,509,928
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$6,449,185,547 # of Portfolio Holdings35 Total Advisory Fees Paid$6,509,928 Portfolio Turnover Rate39%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	36.5%
Affiliated Equity Funds	63.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added and Floating Rate Loan Risk and Conflicts of Interest Risk were removed from the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added and Floating Rate Loan Risk and Conflicts of Interest Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098942
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.32%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ The Value Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Growth (Class I)	Portfolio Optimization Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,590	$9,606	$10,138	$9,504
2/29/2016	$9,537	$9,575	$10,210	$9,491
3/31/2016	$10,027	$10,072	$10,303	$10,135
4/30/2016	$10,118	$10,159	$10,343	$10,174
5/31/2016	$10,224	$10,241	$10,345	$10,357
6/30/2016	$10,218	$10,219	$10,531	$10,384
7/31/2016	$10,547	$10,541	$10,598	$10,766
8/31/2016	$10,627	$10,549	$10,586	$10,782
9/30/2016	$10,684	$10,575	$10,580	$10,784
10/31/2016	$10,532	$10,412	$10,499	$10,587
11/30/2016	$10,717	$10,541	$10,250	$10,979
12/31/2016	$10,881	$10,731	$10,265	$11,196
1/31/2017	$11,078	$10,909	$10,285	$11,408
2/28/2017	$11,311	$11,191	$10,354	$11,861
3/31/2017	$11,399	$11,259	$10,349	$11,875
4/30/2017	$11,538	$11,395	$10,428	$11,997
5/31/2017	$11,656	$11,582	$10,509	$12,166
6/30/2017	$11,753	$11,617	$10,498	$12,242
7/31/2017	$11,972	$11,825	$10,543	$12,494
8/31/2017	$11,984	$11,862	$10,638	$12,532
9/30/2017	$12,213	$12,047	$10,587	$12,790
10/31/2017	$12,371	$12,241	$10,593	$13,089
11/30/2017	$12,556	$12,471	$10,580	$13,490
12/31/2017	$12,664	$12,598	$10,628	$13,640
1/31/2018	$13,138	$13,098	$10,506	$14,421
2/28/2018	$12,719	$12,694	$10,406	$13,890
3/31/2018	$12,608	$12,486	$10,473	$13,537
4/30/2018	$12,631	$12,555	$10,395	$13,589
5/31/2018	$12,671	$12,681	$10,469	$13,916
6/30/2018	$12,612	$12,692	$10,456	$14,002
7/31/2018	$12,865	$13,017	$10,459	$14,523
8/31/2018	$12,921	$13,216	$10,526	$14,996
9/30/2018	$12,927	$13,267	$10,458	$15,081
10/31/2018	$12,113	$12,541	$10,376	$14,050
11/30/2018	$12,252	$12,694	$10,438	$14,337
12/31/2018	$11,626	$11,981	$10,630	$13,042
1/31/2019	$12,384	$12,691	$10,742	$14,087
2/28/2019	$12,673	$12,980	$10,736	$14,540
3/31/2019	$12,790	$13,180	$10,942	$14,822
4/30/2019	$13,134	$13,550	$10,945	$15,422
5/31/2019	$12,668	$12,990	$11,139	$14,442
6/30/2019	$13,293	$13,677	$11,279	$15,460
7/31/2019	$13,326	$13,758	$11,304	$15,682
8/31/2019	$13,206	$13,629	$11,597	$15,434
9/30/2019	$13,348	$13,837	$11,535	$15,723
10/31/2019	$13,564	$14,111	$11,570	$16,063
11/30/2019	$13,818	$14,424	$11,564	$16,646
12/31/2019	$14,144	$14,758	$11,556	$17,149
1/31/2020	$14,060	$14,743	$11,778	$17,142
2/29/2020	$13,332	$13,855	$11,990	$15,731
3/31/2020	$11,721	$12,534	$11,920	$13,788
4/30/2020	$12,746	$13,617	$12,132	$15,555
5/31/2020	$13,297	$14,104	$12,188	$16,296
6/30/2020	$13,583	$14,369	$12,265	$16,620
7/31/2020	$14,149	$14,918	$12,448	$17,558
8/31/2020	$14,679	$15,641	$12,348	$18,820
9/30/2020	$14,337	$15,232	$12,341	$18,105
10/31/2020	$14,132	$14,876	$12,286	$17,623
11/30/2020	$15,436	$16,258	$12,406	$19,552
12/31/2020	$15,944	$16,756	$12,424	$20,304
1/31/2021	$15,779	$16,607	$12,334	$20,099
2/28/2021	$16,157	$16,893	$12,156	$20,653
3/31/2021	$16,474	$17,342	$12,005	$21,558
4/30/2021	$17,072	$17,979	$12,099	$22,708
5/31/2021	$17,290	$18,175	$12,139	$22,867
6/30/2021	$17,427	$18,389	$12,224	$23,401
7/31/2021	$17,578	$18,692	$12,361	$23,956
8/31/2021	$17,861	$19,065	$12,337	$24,685
9/30/2021	$17,358	$18,438	$12,231	$23,537
10/31/2021	$17,928	$19,239	$12,227	$25,186
11/30/2021	$17,528	$18,996	$12,263	$25,011
12/31/2021	$18,035	$19,651	$12,232	$26,132
1/31/2022	$17,270	$18,829	$11,968	$24,780
2/28/2022	$16,857	$18,417	$11,835	$24,038
3/31/2022	$16,848	$18,730	$11,506	$24,931
4/30/2022	$15,719	$17,469	$11,069	$22,757
5/31/2022	$15,766	$17,533	$11,141	$22,798
6/30/2022	$14,714	$16,365	$10,966	$20,916
7/31/2022	$15,617	$17,427	$11,234	$22,845
8/31/2022	$15,053	$16,789	$10,917	$21,913
9/30/2022	$13,911	$15,505	$10,445	$19,895
10/31/2022	$14,560	$16,329	$10,310	$21,506
11/30/2022	$15,473	$17,306	$10,689	$22,708
12/31/2022	$14,991	$16,752	$10,641	$21,399
1/31/2023	$15,891	$17,694	$10,968	$22,744
2/28/2023	$15,496	$17,309	$10,684	$22,189
3/31/2023	$15,752	$17,825	$10,956	$23,004
4/30/2023	$15,904	$18,102	$11,022	$23,363
5/31/2023	$15,693	$17,964	$10,902	$23,464
6/30/2023	$16,264	$18,776	$10,863	$25,015
7/31/2023	$16,597	$19,233	$10,856	$25,818
8/31/2023	$16,290	$18,903	$10,786	$25,407
9/30/2023	$15,687	$18,204	$10,512	$24,196
10/31/2023	$15,353	$17,803	$10,346	$23,687
11/30/2023	$16,408	$19,172	$10,815	$25,850
12/31/2023	$17,157	$19,986	$11,229	$27,025
1/31/2024	$17,236	$20,191	$11,198	$27,479
2/29/2024	$17,717	$20,816	$11,040	$28,946
3/31/2024	$18,162	$21,362	$11,142	$29,878
4/30/2024	$17,504	$20,688	$10,860	$28,657
5/31/2024	$18,059	$21,480	$11,044	$30,078
6/30/2024	$18,302	$21,876	$11,149	$31,157
7/31/2024	$18,715	$22,246	$11,409	$31,537
8/31/2024	$19,139	$22,750	$11,573	$32,302
9/30/2024	$19,427	$23,119	$11,728	$32,992
10/31/2024	$19,068	$22,662	$11,437	$32,692
11/30/2024	$19,817	$23,416	$11,558	$34,611
12/31/2024	$19,106	$22,944	$11,369	$33,786
1/31/2025	$19,675	$23,564	$11,430	$34,727
2/28/2025	$19,540	$23,581	$11,681	$34,274
3/31/2025	$18,844	$22,839	$11,685	$32,343
4/30/2025	$18,840	$22,985	$11,731	$32,124
5/31/2025	$19,753	$23,969	$11,647	$34,146
6/30/2025	$20,516	$24,814	$11,826	$35,882
7/31/2025	$20,701	$25,047	$11,795	$36,687
8/31/2025	$21,155	$25,598	$11,936	$37,431
9/30/2025	$21,608	$26,264	$12,067	$38,797
10/31/2025	$21,806	$26,700	$12,142	$39,706
11/30/2025	$21,913	$26,803	$12,217	$39,803
12/31/2025	$22,031	$26,973	$12,199	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.31%	6.68%	8.22%
Portfolio Optimization Growth Composite Benchmark	17.56%	9.99%	10.43%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 6,215,133,247
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 6,207,018
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$6,215,133,247 # of Portfolio Holdings35 Total Advisory Fees Paid$6,207,018 Portfolio Turnover Rate39%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	21.0%
Affiliated Equity Funds	79.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk and Swap Agreements Risk were added and Small Number of Holdings Risk and Convertible Securities Risk were removed from the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Swap Agreements Risk were added and Small Number of Holdings Risk and Convertible Securities Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000211246
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ The Value Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Growth (Class P)	Portfolio Optimization Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,985	$9,996	$10,053	$9,970
11/30/2019	$10,173	$10,218	$10,048	$10,332
12/31/2019	$10,415	$10,454	$10,041	$10,644
1/31/2020	$10,355	$10,444	$10,234	$10,640
2/29/2020	$9,821	$9,815	$10,419	$9,764
3/31/2020	$8,635	$8,879	$10,357	$8,558
4/30/2020	$9,392	$9,647	$10,542	$9,655
5/31/2020	$9,799	$9,991	$10,591	$10,115
6/30/2020	$10,012	$10,179	$10,657	$10,316
7/31/2020	$10,431	$10,568	$10,816	$10,898
8/31/2020	$10,823	$11,080	$10,729	$11,681
9/30/2020	$10,573	$10,790	$10,723	$11,237
10/31/2020	$10,424	$10,538	$10,675	$10,939
11/30/2020	$11,388	$11,517	$10,780	$12,136
12/31/2020	$11,764	$11,870	$10,795	$12,603
1/31/2021	$11,645	$11,765	$10,718	$12,475
2/28/2021	$11,925	$11,967	$10,563	$12,819
3/31/2021	$12,161	$12,285	$10,431	$13,381
4/30/2021	$12,605	$12,736	$10,513	$14,095
5/31/2021	$12,768	$12,875	$10,548	$14,193
6/30/2021	$12,871	$13,027	$10,622	$14,525
7/31/2021	$12,985	$13,242	$10,741	$14,870
8/31/2021	$13,196	$13,506	$10,720	$15,322
9/30/2021	$12,826	$13,062	$10,627	$14,609
10/31/2021	$13,250	$13,629	$10,624	$15,633
11/30/2021	$12,956	$13,457	$10,656	$15,524
12/31/2021	$13,334	$13,921	$10,629	$16,220
1/31/2022	$12,770	$13,339	$10,400	$15,381
2/28/2022	$12,467	$13,047	$10,284	$14,920
3/31/2022	$12,462	$13,269	$9,998	$15,474
4/30/2022	$11,630	$12,375	$9,618	$14,125
5/31/2022	$11,666	$12,421	$9,680	$14,151
6/30/2022	$10,889	$11,593	$9,529	$12,983
7/31/2022	$11,560	$12,345	$9,761	$14,180
8/31/2022	$11,144	$11,893	$9,486	$13,602
9/30/2022	$10,301	$10,984	$9,076	$12,349
10/31/2022	$10,782	$11,568	$8,958	$13,349
11/30/2022	$11,461	$12,259	$9,288	$14,095
12/31/2022	$11,106	$11,867	$9,246	$13,283
1/31/2023	$11,774	$12,534	$9,530	$14,117
2/28/2023	$11,483	$12,262	$9,284	$13,773
3/31/2023	$11,675	$12,628	$9,520	$14,278
4/30/2023	$11,789	$12,823	$9,577	$14,501
5/31/2023	$11,635	$12,726	$9,473	$14,564
6/30/2023	$12,060	$13,301	$9,439	$15,527
7/31/2023	$12,309	$13,625	$9,433	$16,025
8/31/2023	$12,084	$13,391	$9,372	$15,770
9/30/2023	$11,638	$12,896	$9,134	$15,018
10/31/2023	$11,392	$12,612	$8,990	$14,703
11/30/2023	$12,178	$13,581	$9,397	$16,045
12/31/2023	$12,735	$14,158	$9,757	$16,774
1/31/2024	$12,796	$14,304	$9,730	$17,056
2/29/2024	$13,155	$14,747	$9,593	$17,967
3/31/2024	$13,488	$15,133	$9,681	$18,545
4/30/2024	$13,002	$14,656	$9,437	$17,788
5/31/2024	$13,416	$15,217	$9,597	$18,670
6/30/2024	$13,599	$15,497	$9,688	$19,339
7/31/2024	$13,908	$15,759	$9,914	$19,575
8/31/2024	$14,226	$16,116	$10,056	$20,050
9/30/2024	$14,442	$16,378	$10,191	$20,478
10/31/2024	$14,178	$16,054	$9,938	$20,292
11/30/2024	$14,737	$16,588	$10,043	$21,483
12/31/2024	$14,211	$16,254	$9,879	$20,971
1/31/2025	$14,637	$16,693	$9,931	$21,555
2/28/2025	$14,538	$16,705	$10,150	$21,274
3/31/2025	$14,023	$16,179	$10,154	$20,075
4/30/2025	$14,022	$16,282	$10,194	$19,939
5/31/2025	$14,704	$16,980	$10,121	$21,194
6/30/2025	$15,275	$17,579	$10,276	$22,272
7/31/2025	$15,415	$17,743	$10,249	$22,772
8/31/2025	$15,755	$18,134	$10,372	$23,233
9/30/2025	$16,096	$18,606	$10,485	$24,081
10/31/2025	$16,246	$18,914	$10,550	$24,645
11/30/2025	$16,328	$18,987	$10,616	$24,706
12/31/2025	$16,419	$19,108	$10,600	$24,721

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	15.54%	6.89%	8.36%
Portfolio Optimization Growth Composite Benchmark	17.56%	9.99%	11.06%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

Performance Inception Date		Oct. 31, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 6,215,133,247
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 6,207,018
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$6,215,133,247 # of Portfolio Holdings35 Total Advisory Fees Paid$6,207,018 Portfolio Turnover Rate39%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	21.0%
Affiliated Equity Funds	79.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk and Swap Agreements Risk were added and Small Number of Holdings Risk and Convertible Securities Risk were removed from the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Swap Agreements Risk were added and Small Number of Holdings Risk and Convertible Securities Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000098943
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Aggressive-Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.32%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.32%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ The Value Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Aggressive-Growth (Class I)	Portfolio Optimization Aggressive-Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,482	$9,501	$10,138	$9,504
2/29/2016	$9,413	$9,451	$10,210	$9,491
3/31/2016	$9,998	$10,025	$10,303	$10,135
4/30/2016	$10,089	$10,124	$10,343	$10,174
5/31/2016	$10,190	$10,219	$10,345	$10,357
6/30/2016	$10,159	$10,156	$10,531	$10,384
7/31/2016	$10,526	$10,530	$10,598	$10,766
8/31/2016	$10,617	$10,542	$10,586	$10,782
9/30/2016	$10,681	$10,576	$10,580	$10,784
10/31/2016	$10,505	$10,394	$10,499	$10,587
11/30/2016	$10,751	$10,585	$10,250	$10,979
12/31/2016	$10,933	$10,812	$10,265	$11,196
1/31/2017	$11,152	$11,025	$10,285	$11,408
2/28/2017	$11,396	$11,351	$10,354	$11,861
3/31/2017	$11,499	$11,438	$10,349	$11,875
4/30/2017	$11,648	$11,590	$10,428	$11,997
5/31/2017	$11,782	$11,806	$10,509	$12,166
6/30/2017	$11,902	$11,849	$10,498	$12,242
7/31/2017	$12,149	$12,095	$10,543	$12,494
8/31/2017	$12,138	$12,122	$10,638	$12,532
9/30/2017	$12,427	$12,359	$10,587	$12,790
10/31/2017	$12,618	$12,594	$10,593	$13,089
11/30/2017	$12,845	$12,879	$10,580	$13,490
12/31/2017	$12,966	$13,026	$10,628	$13,640
1/31/2018	$13,551	$13,671	$10,506	$14,421
2/28/2018	$13,057	$13,186	$10,406	$13,890
3/31/2018	$12,910	$12,913	$10,473	$13,537
4/30/2018	$12,960	$13,017	$10,395	$13,589
5/31/2018	$13,016	$13,152	$10,469	$13,916
6/30/2018	$12,956	$13,165	$10,456	$14,002
7/31/2018	$13,252	$13,566	$10,459	$14,523
8/31/2018	$13,334	$13,792	$10,526	$14,996
9/30/2018	$13,342	$13,872	$10,458	$15,081
10/31/2018	$12,375	$12,978	$10,376	$14,050
11/30/2018	$12,551	$13,150	$10,438	$14,337
12/31/2018	$11,748	$12,228	$10,630	$13,042
1/31/2019	$12,622	$13,071	$10,742	$14,087
2/28/2019	$12,974	$13,429	$10,736	$14,540
3/31/2019	$13,066	$13,629	$10,942	$14,822
4/30/2019	$13,473	$14,086	$10,945	$15,422
5/31/2019	$12,860	$13,344	$11,139	$14,442
6/30/2019	$13,578	$14,161	$11,279	$15,460
7/31/2019	$13,599	$14,251	$11,304	$15,682
8/31/2019	$13,389	$14,025	$11,597	$15,434
9/30/2019	$13,585	$14,295	$11,535	$15,723
10/31/2019	$13,848	$14,628	$11,570	$16,063
11/30/2019	$14,151	$15,016	$11,564	$16,646
12/31/2019	$14,539	$15,434	$11,556	$17,149
1/31/2020	$14,351	$15,359	$11,778	$17,142
2/29/2020	$13,424	$14,200	$11,990	$15,731
3/31/2020	$11,514	$12,587	$11,920	$13,788
4/30/2020	$12,649	$13,846	$12,132	$15,555
5/31/2020	$13,252	$14,427	$12,188	$16,296
6/30/2020	$13,575	$14,739	$12,265	$16,620
7/31/2020	$14,192	$15,372	$12,448	$17,558
8/31/2020	$14,819	$16,284	$12,348	$18,820
9/30/2020	$14,425	$15,776	$12,341	$18,105
10/31/2020	$14,193	$15,344	$12,286	$17,623
11/30/2020	$15,734	$17,035	$12,406	$19,552
12/31/2020	$16,350	$17,660	$12,424	$20,304
1/31/2021	$16,187	$17,493	$12,334	$20,099
2/28/2021	$16,701	$17,897	$12,156	$20,653
3/31/2021	$17,116	$18,503	$12,005	$21,558
4/30/2021	$17,809	$19,288	$12,099	$22,708
5/31/2021	$18,078	$19,535	$12,139	$22,867
6/30/2021	$18,209	$19,781	$12,224	$23,401
7/31/2021	$18,337	$20,130	$12,361	$23,956
8/31/2021	$18,686	$20,615	$12,337	$24,685
9/30/2021	$18,098	$19,837	$12,231	$23,537
10/31/2021	$18,801	$20,863	$12,227	$25,186
11/30/2021	$18,288	$20,528	$12,263	$25,011
12/31/2021	$18,915	$21,387	$12,232	$26,132
1/31/2022	$18,037	$20,395	$11,968	$24,780
2/28/2022	$17,572	$19,902	$11,835	$24,038
3/31/2022	$17,649	$20,398	$11,506	$24,931
4/30/2022	$16,373	$18,889	$11,069	$22,757
5/31/2022	$16,429	$18,951	$11,141	$22,798
6/30/2022	$15,200	$17,486	$10,966	$20,916
7/31/2022	$16,220	$18,765	$11,234	$22,845
8/31/2022	$15,597	$18,031	$10,917	$21,913
9/30/2022	$14,309	$16,510	$10,445	$19,895
10/31/2022	$15,125	$17,596	$10,310	$21,506
11/30/2022	$16,184	$18,754	$10,689	$22,708
12/31/2022	$15,604	$18,058	$10,641	$21,399
1/31/2023	$16,649	$19,182	$10,968	$22,744
2/28/2023	$16,229	$18,767	$10,684	$22,189
3/31/2023	$16,480	$19,351	$10,956	$23,004
4/30/2023	$16,647	$19,692	$11,022	$23,363
5/31/2023	$16,373	$19,538	$10,902	$23,464
6/30/2023	$17,089	$20,604	$10,863	$25,015
7/31/2023	$17,515	$21,206	$10,856	$25,818
8/31/2023	$17,126	$20,786	$10,786	$25,407
9/30/2023	$16,464	$19,955	$10,512	$24,196
10/31/2023	$16,092	$19,477	$10,346	$23,687
11/30/2023	$17,269	$21,117	$10,815	$25,850
12/31/2023	$18,094	$22,053	$11,229	$27,025
1/31/2024	$18,151	$22,330	$11,198	$27,479
2/29/2024	$18,789	$23,204	$11,040	$28,946
3/31/2024	$19,322	$23,894	$11,142	$29,878
4/30/2024	$18,591	$23,096	$10,860	$28,657
5/31/2024	$19,240	$24,083	$11,044	$30,078
6/30/2024	$19,459	$24,561	$11,149	$31,157
7/31/2024	$19,924	$24,961	$11,409	$31,537
8/31/2024	$20,390	$25,576	$11,573	$32,302
9/30/2024	$20,699	$26,009	$11,728	$32,992
10/31/2024	$20,302	$25,489	$11,437	$32,692
11/30/2024	$21,180	$26,441	$11,558	$34,611
12/31/2024	$20,332	$25,875	$11,369	$33,786
1/31/2025	$21,030	$26,694	$11,430	$34,727
2/28/2025	$20,793	$26,621	$11,681	$34,274
3/31/2025	$19,962	$25,625	$11,685	$32,343
4/30/2025	$19,970	$25,815	$11,731	$32,124
5/31/2025	$21,127	$27,168	$11,647	$34,146
6/30/2025	$22,041	$28,234	$11,826	$35,882
7/31/2025	$22,272	$28,551	$11,795	$36,687
8/31/2025	$22,798	$29,250	$11,936	$37,431
9/30/2025	$23,332	$30,100	$12,067	$38,797
10/31/2025	$23,560	$30,660	$12,142	$39,706
11/30/2025	$23,660	$30,768	$12,217	$39,803
12/31/2025	$23,804	$31,017	$12,199	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	17.08%	7.80%	9.06%
Portfolio Optimization Aggressive-Growth Composite Benchmark	19.87%	11.92%	11.99%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,627,746,069
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 1,600,414
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,627,746,069 # of Portfolio Holdings35 Total Advisory Fees Paid$1,600,414 Portfolio Turnover Rate34%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	7.5%
Affiliated Equity Funds	92.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk, Credit Risk and Non-Diversification Risk were added and Mortgage-Related and Other Asset-Backed Securities Risk were removed from the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]

  Securities Lending Risk, Swap Agreements Risk, Credit Risk and Non-Diversification Risk were added and Mortgage-Related and Other Asset-Backed Securities Risk were removed from the Fund during the reporting period.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000211247
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Aggressive-Growth Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ The Value Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	Portfolio Optimization Aggressive-Growth (Class P)	Portfolio Optimization Aggressive-Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,974	$9,987	$10,053	$9,970
11/30/2019	$10,194	$10,251	$10,048	$10,332
12/31/2019	$10,476	$10,536	$10,041	$10,644
1/31/2020	$10,342	$10,486	$10,234	$10,640
2/29/2020	$9,675	$9,694	$10,419	$9,764
3/31/2020	$8,300	$8,593	$10,357	$8,558
4/30/2020	$9,120	$9,452	$10,542	$9,655
5/31/2020	$9,557	$9,849	$10,591	$10,115
6/30/2020	$9,791	$10,062	$10,657	$10,316
7/31/2020	$10,238	$10,494	$10,816	$10,898
8/31/2020	$10,692	$11,117	$10,729	$11,681
9/30/2020	$10,409	$10,770	$10,723	$11,237
10/31/2020	$10,243	$10,475	$10,675	$10,939
11/30/2020	$11,357	$11,629	$10,780	$12,136
12/31/2020	$11,804	$12,056	$10,795	$12,603
1/31/2021	$11,688	$11,942	$10,718	$12,475
2/28/2021	$12,062	$12,218	$10,563	$12,819
3/31/2021	$12,363	$12,632	$10,431	$13,381
4/30/2021	$12,865	$13,168	$10,513	$14,095
5/31/2021	$13,062	$13,336	$10,548	$14,193
6/30/2021	$13,159	$13,504	$10,622	$14,525
7/31/2021	$13,254	$13,742	$10,741	$14,870
8/31/2021	$13,508	$14,074	$10,720	$15,322
9/30/2021	$13,085	$13,543	$10,627	$14,609
10/31/2021	$13,596	$14,242	$10,624	$15,633
11/30/2021	$13,227	$14,014	$10,656	$15,524
12/31/2021	$13,683	$14,601	$10,629	$16,220
1/31/2022	$13,050	$13,924	$10,400	$15,381
2/28/2022	$12,716	$13,586	$10,284	$14,920
3/31/2022	$12,774	$13,925	$9,998	$15,474
4/30/2022	$11,852	$12,895	$9,618	$14,125
5/31/2022	$11,894	$12,938	$9,680	$14,151
6/30/2022	$11,006	$11,937	$9,529	$12,983
7/31/2022	$11,747	$12,811	$9,761	$14,180
8/31/2022	$11,298	$12,310	$9,486	$13,602
9/30/2022	$10,367	$11,271	$9,076	$12,349
10/31/2022	$10,960	$12,013	$8,958	$13,349
11/30/2022	$11,729	$12,803	$9,288	$14,095
12/31/2022	$11,310	$12,328	$9,246	$13,283
1/31/2023	$12,070	$13,095	$9,530	$14,117
2/28/2023	$11,767	$12,812	$9,284	$13,773
3/31/2023	$11,951	$13,211	$9,520	$14,278
4/30/2023	$12,074	$13,443	$9,577	$14,501
5/31/2023	$11,878	$13,338	$9,473	$14,564
6/30/2023	$12,400	$14,066	$9,439	$15,527
7/31/2023	$12,711	$14,477	$9,433	$16,025
8/31/2023	$12,430	$14,190	$9,372	$15,770
9/30/2023	$11,951	$13,623	$9,134	$15,018
10/31/2023	$11,684	$13,296	$8,990	$14,703
11/30/2023	$12,541	$14,416	$9,397	$16,045
12/31/2023	$13,142	$15,055	$9,757	$16,774
1/31/2024	$13,185	$15,244	$9,730	$17,056
2/29/2024	$13,651	$15,841	$9,593	$17,967
3/31/2024	$14,041	$16,312	$9,681	$18,545
4/30/2024	$13,511	$15,767	$9,437	$17,788
5/31/2024	$13,986	$16,441	$9,597	$18,670
6/30/2024	$14,147	$16,768	$9,688	$19,339
7/31/2024	$14,488	$17,040	$9,914	$19,575
8/31/2024	$14,829	$17,461	$10,056	$20,050
9/30/2024	$15,056	$17,756	$10,191	$20,478
10/31/2024	$14,770	$17,401	$9,938	$20,292
11/30/2024	$15,412	$18,050	$10,043	$21,483
12/31/2024	$14,797	$17,664	$9,879	$20,971
1/31/2025	$15,307	$18,224	$9,931	$21,555
2/28/2025	$15,137	$18,173	$10,150	$21,274
3/31/2025	$14,535	$17,494	$10,154	$20,075
4/30/2025	$14,543	$17,623	$10,194	$19,939
5/31/2025	$15,388	$18,547	$10,121	$21,194
6/30/2025	$16,056	$19,275	$10,276	$22,272
7/31/2025	$16,228	$19,492	$10,249	$22,772
8/31/2025	$16,614	$19,968	$10,372	$23,233
9/30/2025	$17,006	$20,549	$10,485	$24,081
10/31/2025	$17,175	$20,931	$10,550	$24,645
11/30/2025	$17,250	$21,005	$10,616	$24,706
12/31/2025	$17,358	$21,175	$10,600	$24,721

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	17.31%	8.02%	9.35%
Portfolio Optimization Aggressive-Growth Composite Benchmark	19.87%	11.92%	12.92%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

Performance Inception Date		Oct. 31, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,627,746,069
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 1,600,414
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,627,746,069 # of Portfolio Holdings35 Total Advisory Fees Paid$1,600,414 Portfolio Turnover Rate34%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	7.5%
Affiliated Equity Funds	92.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk, Credit Risk and Non-Diversification Risk were added and Mortgage-Related and Other Asset-Backed Securities Risk were removed from the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.
Material Fund Change Risks Change [Text Block]

  Securities Lending Risk, Swap Agreements Risk, Credit Risk and Non-Diversification Risk were added and Mortgage-Related and Other Asset-Backed Securities Risk were removed from the Fund during the reporting period.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000139083
Shareholder Report [Line Items]
Fund Name		PD 1-3 Year Corporate Bond Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the PD 1-3 Year Corporate Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$24	0.23%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Bloomberg US 1-3 Year Corporate Bond Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus for the Fund) included exposures to the other financials, finance companies, and insurance sectors, supported by the constructive investment grade backdrop as spreads remained near historical tight levels and short end yields declined with falling rates.

+ An additional contributor to relative performance was the Fund’s overweight allocation to the consumer cyclical and banking sectors.

Top detractors from performance:

- A detractor from relative performance was differences in yield curve positioning.

- Intra-day trading dragged relative performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD 1-3 Year Corporate Bond (Class P)	Bloomberg US 1-3 Year Corporate Bond Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,020	$10,025	$10,138
2/29/2016	$10,026	$10,027	$10,210
3/31/2016	$10,109	$10,116	$10,303
4/30/2016	$10,143	$10,158	$10,343
5/31/2016	$10,136	$10,157	$10,345
6/30/2016	$10,194	$10,222	$10,531
7/31/2016	$10,212	$10,243	$10,598
8/31/2016	$10,205	$10,245	$10,586
9/30/2016	$10,208	$10,254	$10,580
10/31/2016	$10,210	$10,260	$10,499
11/30/2016	$10,165	$10,220	$10,250
12/31/2016	$10,180	$10,236	$10,265
1/31/2017	$10,206	$10,267	$10,285
2/28/2017	$10,234	$10,301	$10,354
3/31/2017	$10,241	$10,307	$10,349
4/30/2017	$10,265	$10,335	$10,428
5/31/2017	$10,287	$10,360	$10,509
6/30/2017	$10,292	$10,368	$10,498
7/31/2017	$10,330	$10,409	$10,543
8/31/2017	$10,346	$10,429	$10,638
9/30/2017	$10,344	$10,429	$10,587
10/31/2017	$10,349	$10,439	$10,593
11/30/2017	$10,323	$10,414	$10,580
12/31/2017	$10,332	$10,425	$10,628
1/31/2018	$10,310	$10,407	$10,506
2/28/2018	$10,284	$10,382	$10,406
3/31/2018	$10,283	$10,386	$10,473
4/30/2018	$10,295	$10,396	$10,395
5/31/2018	$10,329	$10,436	$10,469
6/30/2018	$10,329	$10,434	$10,456
7/31/2018	$10,351	$10,459	$10,459
8/31/2018	$10,390	$10,502	$10,526
9/30/2018	$10,396	$10,507	$10,458
10/31/2018	$10,395	$10,509	$10,376
11/30/2018	$10,400	$10,515	$10,438
12/31/2018	$10,469	$10,589	$10,630
1/31/2019	$10,547	$10,670	$10,742
2/28/2019	$10,577	$10,703	$10,736
3/31/2019	$10,653	$10,782	$10,942
4/30/2019	$10,680	$10,815	$10,945
5/31/2019	$10,736	$10,874	$11,139
6/30/2019	$10,808	$10,949	$11,279
7/31/2019	$10,820	$10,958	$11,304
8/31/2019	$10,898	$11,042	$11,597
9/30/2019	$10,907	$11,055	$11,535
10/31/2019	$10,952	$11,102	$11,570
11/30/2019	$10,955	$11,111	$11,564
12/31/2019	$10,988	$11,150	$11,556
1/31/2020	$11,050	$11,211	$11,778
2/29/2020	$11,107	$11,277	$11,990
3/31/2020	$10,761	$10,979	$11,920
4/30/2020	$11,002	$11,226	$12,132
5/31/2020	$11,128	$11,349	$12,188
6/30/2020	$11,195	$11,426	$12,265
7/31/2020	$11,241	$11,478	$12,448
8/31/2020	$11,258	$11,500	$12,348
9/30/2020	$11,249	$11,495	$12,341
10/31/2020	$11,264	$11,516	$12,286
11/30/2020	$11,293	$11,550	$12,406
12/31/2020	$11,311	$11,573	$12,424
1/31/2021	$11,311	$11,577	$12,334
2/28/2021	$11,314	$11,582	$12,156
3/31/2021	$11,298	$11,570	$12,005
4/30/2021	$11,317	$11,591	$12,099
5/31/2021	$11,336	$11,615	$12,139
6/30/2021	$11,323	$11,602	$12,224
7/31/2021	$11,338	$11,620	$12,361
8/31/2021	$11,339	$11,623	$12,337
9/30/2021	$11,335	$11,620	$12,231
10/31/2021	$11,296	$11,580	$12,227
11/30/2021	$11,272	$11,556	$12,263
12/31/2021	$11,269	$11,559	$12,232
1/31/2022	$11,187	$11,469	$11,968
2/28/2022	$11,127	$11,407	$11,835
3/31/2022	$10,998	$11,273	$11,506
4/30/2022	$10,919	$11,189	$11,069
5/31/2022	$10,984	$11,268	$11,141
6/30/2022	$10,885	$11,158	$10,966
7/31/2022	$10,975	$11,257	$11,234
8/31/2022	$10,904	$11,178	$10,917
9/30/2022	$10,753	$11,021	$10,445
10/31/2022	$10,727	$10,999	$10,310
11/30/2022	$10,871	$11,147	$10,689
12/31/2022	$10,895	$11,175	$10,641
1/31/2023	$11,007	$11,289	$10,968
2/28/2023	$10,933	$11,213	$10,684
3/31/2023	$11,017	$11,313	$10,956
4/30/2023	$11,079	$11,376	$11,022
5/31/2023	$11,060	$11,355	$10,902
6/30/2023	$11,042	$11,344	$10,863
7/31/2023	$11,114	$11,417	$10,856
8/31/2023	$11,142	$11,445	$10,786
9/30/2023	$11,128	$11,432	$10,512
10/31/2023	$11,150	$11,458	$10,346
11/30/2023	$11,313	$11,632	$10,815
12/31/2023	$11,463	$11,786	$11,229
1/31/2024	$11,517	$11,841	$11,198
2/29/2024	$11,489	$11,817	$11,040
3/31/2024	$11,545	$11,880	$11,142
4/30/2024	$11,513	$11,852	$10,860
5/31/2024	$11,599	$11,947	$11,044
6/30/2024	$11,650	$12,005	$11,149
7/31/2024	$11,795	$12,157	$11,409
8/31/2024	$11,900	$12,273	$11,573
9/30/2024	$12,006	$12,386	$11,728
10/31/2024	$11,951	$12,327	$11,437
11/30/2024	$12,003	$12,385	$11,558
12/31/2024	$12,026	$12,409	$11,369
1/31/2025	$12,082	$12,471	$11,430
2/28/2025	$12,164	$12,557	$11,681
3/31/2025	$12,212	$12,610	$11,685
4/30/2025	$12,280	$12,682	$11,731
5/31/2025	$12,292	$12,704	$11,647
6/30/2025	$12,381	$12,797	$11,826
7/31/2025	$12,396	$12,812	$11,795
8/31/2025	$12,504	$12,924	$11,936
9/30/2025	$12,553	$12,980	$12,067
10/31/2025	$12,592	$13,023	$12,142
11/30/2025	$12,649	$13,085	$12,217
12/31/2025	$12,700	$13,139	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	5.60%	2.34%	2.42%
Bloomberg US 1-3 Year Corporate Bond Index (Benchmark)	5.88%	2.57%	2.77%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 224,072,322
Holdings Count | Holding		638
Advisory Fees Paid, Amount		$ 347,199
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$224,072,322 # of Portfolio Holdings638 Total Advisory Fees Paid$347,199 Portfolio Turnover Rate79%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.5%)
Others (each less than 3.0%)	4.2%
Energy	4.3%
Communications	5.7%
Industrial	6.3%
Utilities	6.6%
Technology	7.3%
Consumer, Cyclical	8.0%
Consumer, Non-Cyclical	13.6%
Financial	45.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078108
Shareholder Report [Line Items]
Fund Name		PD Aggregate Bond Index Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the PD Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.21%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.21%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Bloomberg US Aggregate Bond Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark (and thus for the Fund) included a heavy allocation to Treasuries, whose yields declined as investors sought “safe-haven” assets amid market volatility and an easing monetary policy. Additionally, tighter corporate spreads in a strong credit environment further supported returns.

+ A contributor to relative performance was a difference in yield curve positioning as the Fund maintained a higher average duration than its benchmark.

Top detractors from performance:

- A detractor from relative performance was differences in weights of certain individual securities resulting from the sub-adviser’s sampling process.

- A minor overweight to the energy and communications sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Aggregate Bond Index (Class P)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,142	$10,138
2/29/2016	$10,212	$10,210
3/31/2016	$10,306	$10,303
4/30/2016	$10,342	$10,343
5/31/2016	$10,336	$10,345
6/30/2016	$10,530	$10,531
7/31/2016	$10,595	$10,598
8/31/2016	$10,573	$10,586
9/30/2016	$10,572	$10,580
10/31/2016	$10,483	$10,499
11/30/2016	$10,218	$10,250
12/31/2016	$10,234	$10,265
1/31/2017	$10,259	$10,285
2/28/2017	$10,326	$10,354
3/31/2017	$10,318	$10,349
4/30/2017	$10,396	$10,428
5/31/2017	$10,469	$10,509
6/30/2017	$10,463	$10,498
7/31/2017	$10,508	$10,543
8/31/2017	$10,598	$10,638
9/30/2017	$10,543	$10,587
10/31/2017	$10,547	$10,593
11/30/2017	$10,530	$10,580
12/31/2017	$10,579	$10,628
1/31/2018	$10,455	$10,506
2/28/2018	$10,356	$10,406
3/31/2018	$10,414	$10,473
4/30/2018	$10,332	$10,395
5/31/2018	$10,396	$10,469
6/30/2018	$10,393	$10,456
7/31/2018	$10,399	$10,459
8/31/2018	$10,456	$10,526
9/30/2018	$10,394	$10,458
10/31/2018	$10,313	$10,376
11/30/2018	$10,374	$10,438
12/31/2018	$10,564	$10,630
1/31/2019	$10,670	$10,742
2/28/2019	$10,662	$10,736
3/31/2019	$10,873	$10,942
4/30/2019	$10,869	$10,945
5/31/2019	$11,062	$11,139
6/30/2019	$11,196	$11,279
7/31/2019	$11,230	$11,304
8/31/2019	$11,520	$11,597
9/30/2019	$11,456	$11,535
10/31/2019	$11,482	$11,570
11/30/2019	$11,475	$11,564
12/31/2019	$11,454	$11,556
1/31/2020	$11,690	$11,778
2/29/2020	$11,889	$11,990
3/31/2020	$11,817	$11,920
4/30/2020	$11,992	$12,132
5/31/2020	$12,052	$12,188
6/30/2020	$12,132	$12,265
7/31/2020	$12,310	$12,448
8/31/2020	$12,196	$12,348
9/30/2020	$12,191	$12,341
10/31/2020	$12,129	$12,286
11/30/2020	$12,260	$12,406
12/31/2020	$12,273	$12,424
1/31/2021	$12,188	$12,334
2/28/2021	$12,009	$12,156
3/31/2021	$11,856	$12,005
4/30/2021	$11,951	$12,099
5/31/2021	$11,974	$12,139
6/30/2021	$12,068	$12,224
7/31/2021	$12,201	$12,361
8/31/2021	$12,173	$12,337
9/30/2021	$12,066	$12,231
10/31/2021	$12,059	$12,227
11/30/2021	$12,092	$12,263
12/31/2021	$12,047	$12,232
1/31/2022	$11,797	$11,968
2/28/2022	$11,660	$11,835
3/31/2022	$11,335	$11,506
4/30/2022	$10,901	$11,069
5/31/2022	$10,968	$11,141
6/30/2022	$10,797	$10,966
7/31/2022	$11,063	$11,234
8/31/2022	$10,746	$10,917
9/30/2022	$10,282	$10,445
10/31/2022	$10,144	$10,310
11/30/2022	$10,520	$10,689
12/31/2022	$10,447	$10,641
1/31/2023	$10,784	$10,968
2/28/2023	$10,504	$10,684
3/31/2023	$10,771	$10,956
4/30/2023	$10,836	$11,022
5/31/2023	$10,716	$10,902
6/30/2023	$10,676	$10,863
7/31/2023	$10,664	$10,856
8/31/2023	$10,595	$10,786
9/30/2023	$10,324	$10,512
10/31/2023	$10,158	$10,346
11/30/2023	$10,615	$10,815
12/31/2023	$11,007	$11,229
1/31/2024	$10,990	$11,198
2/29/2024	$10,829	$11,040
3/31/2024	$10,919	$11,142
4/30/2024	$10,648	$10,860
5/31/2024	$10,828	$11,044
6/30/2024	$10,929	$11,149
7/31/2024	$11,186	$11,409
8/31/2024	$11,343	$11,573
9/30/2024	$11,495	$11,728
10/31/2024	$11,204	$11,437
11/30/2024	$11,321	$11,558
12/31/2024	$11,131	$11,369
1/31/2025	$11,191	$11,430
2/28/2025	$11,437	$11,681
3/31/2025	$11,437	$11,685
4/30/2025	$11,481	$11,731
5/31/2025	$11,394	$11,647
6/30/2025	$11,569	$11,826
7/31/2025	$11,538	$11,795
8/31/2025	$11,675	$11,936
9/30/2025	$11,800	$12,067
10/31/2025	$11,872	$12,142
11/30/2025	$11,945	$12,217
12/31/2025	$11,909	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	6.98%	(0.60%)	1.76%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,131,282,253
Holdings Count | Holding		3,792
Advisory Fees Paid, Amount		$ 1,541,359
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,131,282,253 # of Portfolio Holdings3,792 Total Advisory Fees Paid$1,541,359 Portfolio Turnover Rate50%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.7%
Others (each less than 3.0%)	3.1%
Mortgage-Backed Securities	25.4%
Corporate Bonds & Notes	25.4%
U.S. Treasury Obligations	45.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078109
Shareholder Report [Line Items]
Fund Name		PD High Yield Bond Market Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the PD High Yield Bond Market Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$29	0.28%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.28%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Bloomberg US High-Yield 2% Issuer Capped Bond Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index (and thus for the Fund) were a stable corporate environment and consecutive interest rate cuts by the Federal Reserve, which supported economic growth and improved credit conditions.

Top detractors from performance:

- Key detractor from relative performance was security mis-weights, resulting from our sampling process, within communication and consumer non-cyclical sectors.

- Other detractors from relative performance included a slight underweight in the communications and consumer con-cyclical sectors and a slight overweight in the consumer cyclical sector, due to our sampling process.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD High Yield Bond Market (Class P)	Bloomberg US High Yield 2% Issuer Capped Bond Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,841	$9,839	$10,138
2/29/2016	$9,908	$9,896	$10,210
3/31/2016	$10,337	$10,335	$10,303
4/30/2016	$10,738	$10,740	$10,343
5/31/2016	$10,791	$10,806	$10,345
6/30/2016	$10,893	$10,906	$10,531
7/31/2016	$11,166	$11,201	$10,598
8/31/2016	$11,407	$11,435	$10,586
9/30/2016	$11,477	$11,511	$10,580
10/31/2016	$11,495	$11,556	$10,499
11/30/2016	$11,456	$11,501	$10,250
12/31/2016	$11,679	$11,713	$10,265
1/31/2017	$11,826	$11,883	$10,285
2/28/2017	$11,992	$12,056	$10,354
3/31/2017	$11,962	$12,029	$10,349
4/30/2017	$12,095	$12,168	$10,428
5/31/2017	$12,187	$12,273	$10,509
6/30/2017	$12,197	$12,290	$10,498
7/31/2017	$12,335	$12,426	$10,543
8/31/2017	$12,327	$12,421	$10,638
9/30/2017	$12,437	$12,533	$10,587
10/31/2017	$12,484	$12,586	$10,593
11/30/2017	$12,452	$12,554	$10,580
12/31/2017	$12,489	$12,592	$10,628
1/31/2018	$12,563	$12,667	$10,506
2/28/2018	$12,445	$12,560	$10,406
3/31/2018	$12,371	$12,484	$10,473
4/30/2018	$12,444	$12,565	$10,395
5/31/2018	$12,438	$12,562	$10,469
6/30/2018	$12,480	$12,612	$10,456
7/31/2018	$12,614	$12,750	$10,459
8/31/2018	$12,697	$12,844	$10,526
9/30/2018	$12,778	$12,915	$10,458
10/31/2018	$12,559	$12,709	$10,376
11/30/2018	$12,444	$12,599	$10,438
12/31/2018	$12,168	$12,329	$10,630
1/31/2019	$12,730	$12,887	$10,742
2/28/2019	$12,945	$13,101	$10,736
3/31/2019	$13,066	$13,224	$10,942
4/30/2019	$13,252	$13,412	$10,945
5/31/2019	$13,074	$13,253	$11,139
6/30/2019	$13,407	$13,555	$11,279
7/31/2019	$13,477	$13,631	$11,304
8/31/2019	$13,535	$13,686	$11,597
9/30/2019	$13,584	$13,736	$11,535
10/31/2019	$13,614	$13,773	$11,570
11/30/2019	$13,643	$13,818	$11,564
12/31/2019	$13,919	$14,095	$11,556
1/31/2020	$13,914	$14,098	$11,778
2/29/2020	$13,691	$13,900	$11,990
3/31/2020	$12,146	$12,307	$11,920
4/30/2020	$12,694	$12,864	$12,132
5/31/2020	$13,232	$13,426	$12,188
6/30/2020	$13,338	$13,554	$12,265
7/31/2020	$13,974	$14,185	$12,448
8/31/2020	$14,104	$14,322	$12,348
9/30/2020	$13,955	$14,175	$12,341
10/31/2020	$14,010	$14,245	$12,286
11/30/2020	$14,573	$14,809	$12,406
12/31/2020	$14,853	$15,088	$12,424
1/31/2021	$14,896	$15,138	$12,334
2/28/2021	$14,954	$15,194	$12,156
3/31/2021	$14,981	$15,217	$12,005
4/30/2021	$15,149	$15,382	$12,099
5/31/2021	$15,185	$15,427	$12,139
6/30/2021	$15,396	$15,633	$12,224
7/31/2021	$15,444	$15,692	$12,361
8/31/2021	$15,518	$15,774	$12,337
9/30/2021	$15,516	$15,773	$12,231
10/31/2021	$15,480	$15,744	$12,227
11/30/2021	$15,326	$15,589	$12,263
12/31/2021	$15,606	$15,882	$12,232
1/31/2022	$15,188	$15,449	$11,968
2/28/2022	$15,039	$15,290	$11,835
3/31/2022	$14,888	$15,116	$11,506
4/30/2022	$14,360	$14,579	$11,069
5/31/2022	$14,383	$14,613	$11,141
6/30/2022	$13,423	$13,629	$10,966
7/31/2022	$14,220	$14,433	$11,234
8/31/2022	$13,878	$14,101	$10,917
9/30/2022	$13,340	$13,542	$10,445
10/31/2022	$13,692	$13,893	$10,310
11/30/2022	$13,984	$14,193	$10,689
12/31/2022	$13,888	$14,106	$10,641
1/31/2023	$14,433	$14,643	$10,968
2/28/2023	$14,242	$14,456	$10,684
3/31/2023	$14,392	$14,609	$10,956
4/30/2023	$14,530	$14,756	$11,022
5/31/2023	$14,371	$14,620	$10,902
6/30/2023	$14,611	$14,865	$10,863
7/31/2023	$14,825	$15,071	$10,856
8/31/2023	$14,873	$15,114	$10,786
9/30/2023	$14,717	$14,934	$10,512
10/31/2023	$14,525	$14,758	$10,346
11/30/2023	$15,183	$15,427	$10,815
12/31/2023	$15,761	$16,002	$11,229
1/31/2024	$15,753	$16,002	$11,198
2/29/2024	$15,789	$16,048	$11,040
3/31/2024	$15,988	$16,238	$11,142
4/30/2024	$15,838	$16,086	$10,860
5/31/2024	$16,012	$16,262	$11,044
6/30/2024	$16,164	$16,416	$11,149
7/31/2024	$16,480	$16,735	$11,409
8/31/2024	$16,752	$17,008	$11,573
9/30/2024	$17,027	$17,283	$11,728
10/31/2024	$16,934	$17,190	$11,437
11/30/2024	$17,129	$17,387	$11,558
12/31/2024	$17,061	$17,313	$11,369
1/31/2025	$17,288	$17,550	$11,430
2/28/2025	$17,380	$17,668	$11,681
3/31/2025	$17,159	$17,487	$11,685
4/30/2025	$17,127	$17,484	$11,731
5/31/2025	$17,420	$17,777	$11,647
6/30/2025	$17,738	$18,104	$11,826
7/31/2025	$17,831	$18,186	$11,795
8/31/2025	$18,057	$18,413	$11,936
9/30/2025	$18,207	$18,563	$12,067
10/31/2025	$18,245	$18,592	$12,142
11/30/2025	$18,338	$18,700	$12,217
12/31/2025	$18,460	$18,806	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	8.20%	4.44%	6.32%
Bloomberg US High Yield 2% Issuer Capped Bond Index (Benchmark)	8.62%	4.50%	6.52%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 280,152,160
Holdings Count | Holding		1,693
Advisory Fees Paid, Amount		$ 527,660
InvestmentCompanyPortfolioTurnover		166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$280,152,160 # of Portfolio Holdings1,693 Total Advisory Fees Paid$527,660 Portfolio Turnover Rate166%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.7%)
Others (each less than 3.0%)	0.2%
Securities Lending Collateral	3.4%
Utilities	3.4%
Technology	4.5%
Basic Materials	5.4%
Industrial	10.5%
Energy	10.7%
Financial	12.9%
Consumer, Non-Cyclical	15.2%
Communications	16.1%
Consumer, Cyclical	19.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078103
Shareholder Report [Line Items]
Fund Name		PD Large-Cap Growth Index Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the PD Large-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$20	0.18%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.18%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell 1000 Growth Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus for the Fund) were the information technology, communication services and health care sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the relative performance for its benchmark index were the consumer staples and energy sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Large-Cap Growth Index (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,439	$9,442	$9,504
2/29/2016	$9,433	$9,438	$9,491
3/31/2016	$10,068	$10,074	$10,135
4/30/2016	$9,975	$9,982	$10,174
5/31/2016	$10,168	$10,176	$10,357
6/30/2016	$10,125	$10,136	$10,384
7/31/2016	$10,602	$10,615	$10,766
8/31/2016	$10,549	$10,562	$10,782
9/30/2016	$10,587	$10,600	$10,784
10/31/2016	$10,338	$10,351	$10,587
11/30/2016	$10,561	$10,577	$10,979
12/31/2016	$10,691	$10,708	$11,196
1/31/2017	$11,049	$11,068	$11,408
2/28/2017	$11,506	$11,528	$11,861
3/31/2017	$11,637	$11,662	$11,875
4/30/2017	$11,901	$11,928	$11,997
5/31/2017	$12,204	$12,238	$12,166
6/30/2017	$12,170	$12,206	$12,242
7/31/2017	$12,492	$12,531	$12,494
8/31/2017	$12,717	$12,760	$12,532
9/30/2017	$12,881	$12,926	$12,790
10/31/2017	$13,377	$13,427	$13,089
11/30/2017	$13,781	$13,835	$13,490
12/31/2017	$13,887	$13,943	$13,640
1/31/2018	$14,869	$14,930	$14,421
2/28/2018	$14,476	$14,539	$13,890
3/31/2018	$14,069	$14,140	$13,537
4/30/2018	$14,115	$14,189	$13,589
5/31/2018	$14,729	$14,811	$13,916
6/30/2018	$14,869	$14,954	$14,002
7/31/2018	$15,303	$15,393	$14,523
8/31/2018	$16,137	$16,235	$14,996
9/30/2018	$16,224	$16,325	$15,081
10/31/2018	$14,770	$14,865	$14,050
11/30/2018	$14,925	$15,023	$14,337
12/31/2018	$13,641	$13,732	$13,042
1/31/2019	$14,863	$14,966	$14,087
2/28/2019	$15,392	$15,501	$14,540
3/31/2019	$15,828	$15,943	$14,822
4/30/2019	$16,541	$16,663	$15,422
5/31/2019	$15,492	$15,610	$14,442
6/30/2019	$16,552	$16,682	$15,460
7/31/2019	$16,923	$17,059	$15,682
8/31/2019	$16,790	$16,928	$15,434
9/30/2019	$16,790	$16,930	$15,723
10/31/2019	$17,261	$17,408	$16,063
11/30/2019	$18,024	$18,180	$16,646
12/31/2019	$18,564	$18,729	$17,149
1/31/2020	$18,977	$19,147	$17,142
2/29/2020	$17,683	$17,843	$15,731
3/31/2020	$15,941	$16,088	$13,788
4/30/2020	$18,297	$18,468	$15,555
5/31/2020	$19,518	$19,708	$16,296
6/30/2020	$20,364	$20,567	$16,620
7/31/2020	$21,926	$22,149	$17,558
8/31/2020	$24,186	$24,434	$18,820
9/30/2020	$23,045	$23,285	$18,105
10/31/2020	$22,261	$22,494	$17,623
11/30/2020	$24,537	$24,797	$19,552
12/31/2020	$25,661	$25,938	$20,304
1/31/2021	$25,469	$25,746	$20,099
2/28/2021	$25,463	$25,740	$20,653
3/31/2021	$25,889	$26,182	$21,558
4/30/2021	$27,647	$27,963	$22,708
5/31/2021	$27,262	$27,577	$22,867
6/30/2021	$28,967	$29,307	$23,401
7/31/2021	$29,920	$30,273	$23,956
8/31/2021	$31,033	$31,404	$24,685
9/30/2021	$29,291	$29,646	$23,537
10/31/2021	$31,822	$32,213	$25,186
11/30/2021	$32,009	$32,410	$25,011
12/31/2021	$32,676	$33,096	$26,132
1/31/2022	$29,871	$30,255	$24,780
2/28/2022	$28,598	$28,970	$24,038
3/31/2022	$29,711	$30,103	$24,931
4/30/2022	$26,120	$26,468	$22,757
5/31/2022	$25,510	$25,853	$22,798
6/30/2022	$23,484	$23,805	$20,916
7/31/2022	$26,298	$26,662	$22,845
8/31/2022	$25,069	$25,420	$21,913
9/30/2022	$22,629	$22,949	$19,895
10/31/2022	$23,950	$24,290	$21,506
11/30/2022	$25,037	$25,397	$22,708
12/31/2022	$23,117	$23,453	$21,399
1/31/2023	$25,043	$25,407	$22,744
2/28/2023	$24,742	$25,106	$22,189
3/31/2023	$26,431	$26,822	$23,004
4/30/2023	$26,687	$27,086	$23,363
5/31/2023	$27,899	$28,321	$23,464
6/30/2023	$29,802	$30,258	$25,015
7/31/2023	$30,803	$31,277	$25,818
8/31/2023	$30,522	$30,996	$25,407
9/30/2023	$28,858	$29,310	$24,196
10/31/2023	$28,442	$28,893	$23,687
11/30/2023	$31,555	$32,043	$25,850
12/31/2023	$32,948	$33,462	$27,025
1/31/2024	$33,764	$34,296	$27,479
2/29/2024	$36,063	$36,636	$28,946
3/31/2024	$36,694	$37,281	$29,878
4/30/2024	$35,124	$35,700	$28,657
5/31/2024	$37,222	$37,837	$30,078
6/30/2024	$39,733	$40,388	$31,157
7/31/2024	$39,051	$39,701	$31,537
8/31/2024	$39,858	$40,528	$32,302
9/30/2024	$40,982	$41,677	$32,992
10/31/2024	$40,842	$41,539	$32,692
11/30/2024	$43,484	$44,233	$34,611
12/31/2024	$43,863	$44,623	$33,786
1/31/2025	$44,725	$45,506	$34,727
2/28/2025	$43,117	$43,871	$34,274
3/31/2025	$39,485	$40,175	$32,343
4/30/2025	$40,180	$40,887	$32,124
5/31/2025	$43,731	$44,505	$34,146
6/30/2025	$46,514	$47,342	$35,882
7/31/2025	$48,266	$49,129	$36,687
8/31/2025	$48,799	$49,679	$37,431
9/30/2025	$51,383	$52,318	$38,797
10/31/2025	$53,243	$54,218	$39,706
11/30/2025	$52,272	$53,236	$39,803
12/31/2025	$51,938	$52,906	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	18.41%	15.14%	17.91%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,059,808,706
Holdings Count | Holding		385
Advisory Fees Paid, Amount		$ 1,389,268
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,059,808,706 # of Portfolio Holdings385 Total Advisory Fees Paid$1,389,268 Portfolio Turnover Rate27%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.4%
Derivatives	(0.0%)
Others (each less than 3.0%)	2.4%
Industrial	4.5%
Financial	6.1%
Consumer, Cyclical	9.3%
Consumer, Non-Cyclical	10.2%
Communications	19.3%
Technology	47.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Technology sector were added during the reporting period.

  Securities Lending Risk and Technology Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Technology sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Technology Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078105
Shareholder Report [Line Items]
Fund Name		PD Large-Cap Value Index Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the PD Large-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.18%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell 1000 Value Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index (and thus for the Fund) were the financials, information technology and industrials sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Large-Cap Value Index (Class P)	Russell 1000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,482	$9,483	$9,504
2/29/2016	$9,479	$9,481	$9,491
3/31/2016	$10,159	$10,164	$10,135
4/30/2016	$10,363	$10,377	$10,174
5/31/2016	$10,522	$10,539	$10,357
6/30/2016	$10,611	$10,630	$10,384
7/31/2016	$10,917	$10,938	$10,766
8/31/2016	$10,999	$11,023	$10,782
9/30/2016	$10,974	$11,000	$10,784
10/31/2016	$10,803	$10,829	$10,587
11/30/2016	$11,417	$11,448	$10,979
12/31/2016	$11,700	$11,734	$11,196
1/31/2017	$11,784	$11,818	$11,408
2/28/2017	$12,206	$12,242	$11,861
3/31/2017	$12,080	$12,118	$11,875
4/30/2017	$12,057	$12,095	$11,997
5/31/2017	$12,041	$12,083	$12,166
6/30/2017	$12,234	$12,281	$12,242
7/31/2017	$12,395	$12,444	$12,494
8/31/2017	$12,250	$12,299	$12,532
9/30/2017	$12,610	$12,663	$12,790
10/31/2017	$12,701	$12,755	$13,089
11/30/2017	$13,089	$13,146	$13,490
12/31/2017	$13,278	$13,337	$13,640
1/31/2018	$13,790	$13,853	$14,421
2/28/2018	$13,130	$13,192	$13,890
3/31/2018	$12,897	$12,960	$13,537
4/30/2018	$12,936	$13,002	$13,589
5/31/2018	$13,013	$13,080	$13,916
6/30/2018	$13,043	$13,112	$14,002
7/31/2018	$13,555	$13,631	$14,523
8/31/2018	$13,755	$13,832	$14,996
9/30/2018	$13,780	$13,860	$15,081
10/31/2018	$13,063	$13,142	$14,050
11/30/2018	$13,451	$13,534	$14,337
12/31/2018	$12,162	$12,235	$13,042
1/31/2019	$13,107	$13,187	$14,087
2/28/2019	$13,524	$13,608	$14,540
3/31/2019	$13,608	$13,695	$14,822
4/30/2019	$14,090	$14,181	$15,422
5/31/2019	$13,182	$13,269	$14,442
6/30/2019	$14,126	$14,221	$15,460
7/31/2019	$14,241	$14,339	$15,682
8/31/2019	$13,820	$13,918	$15,434
9/30/2019	$14,309	$14,414	$15,723
10/31/2019	$14,507	$14,616	$16,063
11/30/2019	$14,954	$15,068	$16,646
12/31/2019	$15,363	$15,482	$17,149
1/31/2020	$15,033	$15,149	$17,142
2/29/2020	$13,580	$13,682	$15,731
3/31/2020	$11,279	$11,344	$13,788
4/30/2020	$12,555	$12,619	$15,555
5/31/2020	$12,993	$13,051	$16,296
6/30/2020	$12,911	$12,965	$16,620
7/31/2020	$13,421	$13,477	$17,558
8/31/2020	$13,977	$14,035	$18,820
9/30/2020	$13,631	$13,690	$18,105
10/31/2020	$13,451	$13,510	$17,623
11/30/2020	$15,256	$15,327	$19,552
12/31/2020	$15,840	$15,915	$20,304
1/31/2021	$15,696	$15,769	$20,099
2/28/2021	$16,645	$16,722	$20,653
3/31/2021	$17,621	$17,706	$21,558
4/30/2021	$18,325	$18,414	$22,708
5/31/2021	$18,746	$18,844	$22,867
6/30/2021	$18,531	$18,628	$23,401
7/31/2021	$18,678	$18,777	$23,956
8/31/2021	$19,046	$19,150	$24,685
9/30/2021	$18,378	$18,483	$23,537
10/31/2021	$19,313	$19,422	$25,186
11/30/2021	$18,635	$18,737	$25,011
12/31/2021	$19,804	$19,919	$26,132
1/31/2022	$19,336	$19,455	$24,780
2/28/2022	$19,107	$19,229	$24,038
3/31/2022	$19,643	$19,772	$24,931
4/30/2022	$18,525	$18,657	$22,757
5/31/2022	$18,878	$19,020	$22,798
6/30/2022	$17,227	$17,358	$20,916
7/31/2022	$18,370	$18,509	$22,845
8/31/2022	$17,819	$17,957	$21,913
9/30/2022	$16,255	$16,383	$19,895
10/31/2022	$17,920	$18,063	$21,506
11/30/2022	$19,038	$19,191	$22,708
12/31/2022	$18,266	$18,418	$21,399
1/31/2023	$19,211	$19,372	$22,744
2/28/2023	$18,532	$18,689	$22,189
3/31/2023	$18,443	$18,603	$23,004
4/30/2023	$18,718	$18,883	$23,363
5/31/2023	$17,997	$18,155	$23,464
6/30/2023	$19,191	$19,361	$25,015
7/31/2023	$19,863	$20,042	$25,818
8/31/2023	$19,328	$19,501	$25,407
9/30/2023	$18,577	$18,748	$24,196
10/31/2023	$17,917	$18,087	$23,687
11/30/2023	$19,267	$19,451	$25,850
12/31/2023	$20,332	$20,529	$27,025
1/31/2024	$20,350	$20,550	$27,479
2/29/2024	$21,101	$21,308	$28,946
3/31/2024	$22,151	$22,373	$29,878
4/30/2024	$21,204	$21,418	$28,657
5/31/2024	$21,875	$22,097	$30,078
6/30/2024	$21,666	$21,889	$31,157
7/31/2024	$22,771	$23,008	$31,537
8/31/2024	$23,375	$23,625	$32,302
9/30/2024	$23,695	$23,953	$32,992
10/31/2024	$23,431	$23,689	$32,692
11/30/2024	$24,926	$25,202	$34,611
12/31/2024	$23,219	$23,478	$33,786
1/31/2025	$24,289	$24,565	$34,727
2/28/2025	$24,381	$24,665	$34,274
3/31/2025	$23,698	$23,980	$32,343
4/30/2025	$22,972	$23,249	$32,124
5/31/2025	$23,775	$24,065	$34,146
6/30/2025	$24,583	$24,888	$35,882
7/31/2025	$24,721	$25,031	$36,687
8/31/2025	$25,506	$25,829	$37,431
9/30/2025	$25,884	$26,215	$38,797
10/31/2025	$25,995	$26,330	$39,706
11/30/2025	$26,683	$27,030	$39,803
12/31/2025	$26,860	$27,213	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	15.68%	11.14%	10.39%
Russell 1000® Value Index (Benchmark)	15.91%	11.33%	10.53%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 1,052,064,769
Holdings Count | Holding		870
Advisory Fees Paid, Amount		$ 1,288,193
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$1,052,064,769 # of Portfolio Holdings870 Total Advisory Fees Paid$1,288,193 Portfolio Turnover Rate22%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.3%
Derivatives	0.0%
Others (each less than 3.0%)	4.6%
Utilities	4.2%
Energy	5.7%
Consumer, Cyclical	8.0%
Technology	9.6%
Communications	12.2%
Industrial	12.4%
Consumer, Non-Cyclical	18.8%
Financial	24.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000221970
Shareholder Report [Line Items]
Fund Name		PD Mid-Cap Index Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the PD Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell Midcap Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index (and thus for the Fund) were the information technology, industrials and financials sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the consumer staples and real estate sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Mid-Cap Index (Class P)	Russell Midcap Index	S&P 500® Index
10/23/2020	$10,000	$10,000	$10,000
10/31/2020	$9,441	$9,502	$9,471
11/30/2020	$10,743	$10,816	$10,507
12/31/2020	$11,244	$11,322	$10,911
1/31/2021	$11,213	$11,292	$10,801
2/28/2021	$11,836	$11,921	$11,099
3/31/2021	$12,157	$12,244	$11,585
4/30/2021	$12,773	$12,868	$12,204
5/31/2021	$12,873	$12,971	$12,289
6/30/2021	$13,058	$13,162	$12,576
7/31/2021	$13,157	$13,263	$12,874
8/31/2021	$13,488	$13,601	$13,266
9/30/2021	$12,930	$13,040	$12,649
10/31/2021	$13,698	$13,816	$13,535
11/30/2021	$13,221	$13,335	$13,441
12/31/2021	$13,759	$13,879	$14,044
1/31/2022	$12,746	$12,857	$13,317
2/28/2022	$12,652	$12,764	$12,918
3/31/2022	$12,973	$13,091	$13,398
4/30/2022	$11,971	$12,083	$12,230
5/31/2022	$11,978	$12,092	$12,252
6/30/2022	$10,782	$10,886	$11,241
7/31/2022	$11,844	$11,960	$12,277
8/31/2022	$11,471	$11,585	$11,776
9/30/2022	$10,406	$10,511	$10,692
10/31/2022	$11,330	$11,444	$11,557
11/30/2022	$12,009	$12,132	$12,203
12/31/2022	$11,358	$11,476	$11,500
1/31/2023	$12,300	$12,429	$12,223
2/28/2023	$12,000	$12,128	$11,925
3/31/2023	$11,812	$11,942	$12,362
4/30/2023	$11,747	$11,879	$12,555
5/31/2023	$11,417	$11,547	$12,610
6/30/2023	$12,367	$12,510	$13,443
7/31/2023	$12,856	$13,006	$13,875
8/31/2023	$12,408	$12,555	$13,654
9/30/2023	$11,781	$11,925	$13,003
10/31/2023	$11,191	$11,329	$12,730
11/30/2023	$12,332	$12,488	$13,892
12/31/2023	$13,284	$13,453	$14,523
1/31/2024	$13,092	$13,262	$14,767
2/29/2024	$13,820	$14,003	$15,556
3/31/2024	$14,418	$14,610	$16,056
4/30/2024	$13,638	$13,821	$15,401
5/31/2024	$14,026	$14,215	$16,164
6/30/2024	$13,928	$14,121	$16,744
7/31/2024	$14,584	$14,786	$16,948
8/31/2024	$14,876	$15,086	$17,359
9/30/2024	$15,204	$15,422	$17,730
10/31/2024	$15,120	$15,339	$17,569
11/30/2024	$16,453	$16,692	$18,600
12/31/2024	$15,293	$15,517	$18,157
1/31/2025	$15,939	$16,178	$18,663
2/28/2025	$15,481	$15,718	$18,419
3/31/2025	$14,760	$14,989	$17,381
4/30/2025	$14,605	$14,834	$17,264
5/31/2025	$15,437	$15,682	$18,350
6/30/2025	$16,010	$16,268	$19,283
7/31/2025	$16,304	$16,570	$19,716
8/31/2025	$16,710	$16,984	$20,116
9/30/2025	$16,855	$17,135	$20,850
10/31/2025	$16,715	$16,993	$21,338
11/30/2025	$16,926	$17,209	$21,390
12/31/2025	$16,877	$17,162	$21,404

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception October 23, 2020
Class P	10.36%	8.46%	10.61%
Russell Midcap Index (Benchmark)	10.60%	8.67%	10.96%
S&P 500® Index (Regulatory)	17.88%	14.42%	15.79%

Performance Inception Date		Oct. 23, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 277,391,217
Holdings Count | Holding		818
Advisory Fees Paid, Amount		$ 393,835
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$277,391,217 # of Portfolio Holdings818 Total Advisory Fees Paid$393,835 Portfolio Turnover Rate21%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Derivatives	(0.0%)
Others (each less than 3.0%)	1.7%
Basic Materials	3.1%
Energy	5.7%
Utilities	6.0%
Communications	6.0%
Technology	12.1%
Consumer, Cyclical	14.0%
Industrial	15.3%
Consumer, Non-Cyclical	16.9%
Financial	19.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078107
Shareholder Report [Line Items]
Fund Name		PD Small-Cap Growth Index Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the PD Small-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$31	0.29%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.29%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell 2000 Growth Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index (and thus for the Fund) were the health care, industrials and information technology sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the consumer discretionary, communication services and consumer staples sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Small-Cap Growth Index (Class P)	Russell 2000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,921	$8,917	$9,504
2/29/2016	$8,858	$8,853	$9,491
3/31/2016	$9,535	$9,532	$10,135
4/30/2016	$9,630	$9,627	$10,174
5/31/2016	$9,889	$9,886	$10,357
6/30/2016	$9,842	$9,841	$10,384
7/31/2016	$10,483	$10,484	$10,766
8/31/2016	$10,594	$10,596	$10,782
9/30/2016	$10,743	$10,748	$10,784
10/31/2016	$10,076	$10,080	$10,587
11/30/2016	$10,979	$10,982	$10,979
12/31/2016	$11,127	$11,132	$11,196
1/31/2017	$11,309	$11,313	$11,408
2/28/2017	$11,586	$11,590	$11,861
3/31/2017	$11,722	$11,727	$11,875
4/30/2017	$11,937	$11,943	$11,997
5/31/2017	$11,824	$11,835	$12,166
6/30/2017	$12,229	$12,242	$12,242
7/31/2017	$12,332	$12,346	$12,494
8/31/2017	$12,314	$12,332	$12,532
9/30/2017	$12,982	$13,003	$12,790
10/31/2017	$13,180	$13,205	$13,089
11/30/2017	$13,557	$13,584	$13,490
12/31/2017	$13,569	$13,599	$13,640
1/31/2018	$14,094	$14,129	$14,421
2/28/2018	$13,691	$13,727	$13,890
3/31/2018	$13,886	$13,912	$13,537
4/30/2018	$13,896	$13,926	$13,589
5/31/2018	$14,766	$14,802	$13,916
6/30/2018	$14,877	$14,918	$14,002
7/31/2018	$15,129	$15,175	$14,523
8/31/2018	$16,077	$16,119	$14,996
9/30/2018	$15,697	$15,742	$15,081
10/31/2018	$13,711	$13,750	$14,050
11/30/2018	$13,925	$13,965	$14,337
12/31/2018	$12,292	$12,334	$13,042
1/31/2019	$13,709	$13,758	$14,087
2/28/2019	$14,589	$14,646	$14,540
3/31/2019	$14,387	$14,448	$14,822
4/30/2019	$14,823	$14,888	$15,422
5/31/2019	$13,721	$13,784	$14,442
6/30/2019	$14,773	$14,845	$15,460
7/31/2019	$14,914	$14,990	$15,682
8/31/2019	$14,267	$14,343	$15,434
9/30/2019	$14,154	$14,226	$15,723
10/31/2019	$14,553	$14,630	$16,063
11/30/2019	$15,404	$15,492	$16,646
12/31/2019	$15,752	$15,847	$17,149
1/31/2020	$15,573	$15,672	$17,142
2/29/2020	$14,446	$14,541	$15,731
3/31/2020	$11,716	$11,764	$13,788
4/30/2020	$13,458	$13,516	$15,555
5/31/2020	$14,724	$14,793	$16,296
6/30/2020	$15,288	$15,362	$16,620
7/31/2020	$15,812	$15,889	$17,558
8/31/2020	$16,737	$16,822	$18,820
9/30/2020	$16,373	$16,461	$18,105
10/31/2020	$16,501	$16,586	$17,623
11/30/2020	$19,411	$19,511	$19,552
12/31/2020	$21,220	$21,335	$20,304
1/31/2021	$22,245	$22,363	$20,099
2/28/2021	$22,979	$23,102	$20,653
3/31/2021	$22,257	$22,375	$21,558
4/30/2021	$22,738	$22,863	$22,708
5/31/2021	$22,099	$22,210	$22,867
6/30/2021	$23,123	$23,251	$23,401
7/31/2021	$22,279	$22,404	$23,956
8/31/2021	$22,680	$22,812	$24,685
9/30/2021	$21,810	$21,937	$23,537
10/31/2021	$22,824	$22,964	$25,186
11/30/2021	$21,707	$21,843	$25,011
12/31/2021	$21,806	$21,939	$26,132
1/31/2022	$18,895	$18,999	$24,780
2/28/2022	$18,975	$19,082	$24,038
3/31/2022	$19,058	$19,169	$24,931
4/30/2022	$16,718	$16,817	$22,757
5/31/2022	$16,399	$16,500	$22,798
6/30/2022	$15,374	$15,478	$20,916
7/31/2022	$17,094	$17,211	$22,845
8/31/2022	$16,933	$17,049	$21,913
9/30/2022	$15,406	$15,516	$19,895
10/31/2022	$16,867	$16,988	$21,506
11/30/2022	$17,137	$17,265	$22,708
12/31/2022	$16,036	$16,157	$21,399
1/31/2023	$17,628	$17,764	$22,744
2/28/2023	$17,433	$17,571	$22,189
3/31/2023	$16,995	$17,138	$23,004
4/30/2023	$16,792	$16,939	$23,363
5/31/2023	$16,792	$16,942	$23,464
6/30/2023	$18,178	$18,347	$25,015
7/31/2023	$19,015	$19,204	$25,818
8/31/2023	$18,021	$18,205	$25,407
9/30/2023	$16,828	$17,004	$24,196
10/31/2023	$15,529	$15,692	$23,687
11/30/2023	$16,939	$17,121	$25,850
12/31/2023	$18,962	$19,171	$27,025
1/31/2024	$18,349	$18,556	$27,479
2/29/2024	$19,833	$20,064	$28,946
3/31/2024	$20,383	$20,625	$29,878
4/30/2024	$18,813	$19,037	$28,657
5/31/2024	$19,817	$20,056	$30,078
6/30/2024	$19,778	$20,023	$31,157
7/31/2024	$21,389	$21,662	$31,537
8/31/2024	$21,145	$21,422	$32,302
9/30/2024	$21,423	$21,707	$32,992
10/31/2024	$21,137	$21,419	$32,692
11/30/2024	$23,725	$24,045	$34,611
12/31/2024	$21,769	$22,077	$33,786
1/31/2025	$22,451	$22,775	$34,727
2/28/2025	$20,930	$21,233	$34,274
3/31/2025	$19,341	$19,623	$32,343
4/30/2025	$19,211	$19,497	$32,124
5/31/2025	$20,439	$20,749	$34,146
6/30/2025	$21,632	$21,971	$35,882
7/31/2025	$21,995	$22,345	$36,687
8/31/2025	$23,296	$23,666	$37,431
9/30/2025	$24,256	$24,650	$38,797
10/31/2025	$25,035	$25,447	$39,706
11/30/2025	$24,861	$25,273	$39,803
12/31/2025	$24,535	$24,949	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	12.71%	2.95%	9.39%
Russell 2000® Growth Index (Benchmark)	13.01%	3.18%	9.57%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 92,892,218
Holdings Count | Holding		1,088
Advisory Fees Paid, Amount		$ 84,264
InvestmentCompanyPortfolioTurnover		113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$92,892,218 # of Portfolio Holdings1,088 Total Advisory Fees Paid$84,264 Portfolio Turnover Rate113%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Derivatives	(0.0%)
Others (each less than 3.0%)	2.6%
Energy	3.1%
Basic Materials	3.5%
Communications	6.2%
Consumer, Cyclical	8.3%
Financial	10.7%
Technology	14.4%
Industrial	20.9%
Consumer, Non-Cyclical	30.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Consumer Non-Cyclical sector were added during the reporting period.

  Securities Lending Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]

  Disclosure regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Consumer Non-Cyclical sector were added during the reporting period.

Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078106
Shareholder Report [Line Items]
Fund Name		PD Small-Cap Value Index Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the PD Small-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$24	0.23%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell 2000 Value Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index (and thus for the Fund) were the financials, health care and materials sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the consumer staples, real estate and energy sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash and security mis-weights.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Small-Cap Value Index (Class P)	Russell 2000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,322	$9,328	$9,504
2/29/2016	$9,383	$9,392	$9,491
3/31/2016	$10,160	$10,170	$10,135
4/30/2016	$10,373	$10,386	$10,174
5/31/2016	$10,560	$10,576	$10,357
6/30/2016	$10,593	$10,608	$10,384
7/31/2016	$11,162	$11,181	$10,766
8/31/2016	$11,433	$11,458	$10,782
9/30/2016	$11,520	$11,549	$10,784
10/31/2016	$11,143	$11,169	$10,587
11/30/2016	$12,621	$12,652	$10,979
12/31/2016	$13,135	$13,174	$11,196
1/31/2017	$13,040	$13,080	$11,408
2/28/2017	$13,226	$13,269	$11,861
3/31/2017	$13,113	$13,157	$11,875
4/30/2017	$13,165	$13,209	$11,997
5/31/2017	$12,749	$12,797	$12,166
6/30/2017	$13,192	$13,245	$12,242
7/31/2017	$13,272	$13,329	$12,494
8/31/2017	$12,944	$13,001	$12,532
9/30/2017	$13,857	$13,922	$12,790
10/31/2017	$13,872	$13,940	$13,089
11/30/2017	$14,268	$14,344	$13,490
12/31/2017	$14,132	$14,207	$13,640
1/31/2018	$14,306	$14,382	$14,421
2/28/2018	$13,592	$13,663	$13,890
3/31/2018	$13,768	$13,832	$13,537
4/30/2018	$14,000	$14,071	$13,589
5/31/2018	$14,814	$14,890	$13,916
6/30/2018	$14,899	$14,980	$14,002
7/31/2018	$15,159	$15,245	$14,523
8/31/2018	$15,520	$15,608	$14,996
9/30/2018	$15,132	$15,221	$15,081
10/31/2018	$13,772	$13,858	$14,050
11/30/2018	$13,991	$14,081	$14,337
12/31/2018	$12,299	$12,379	$13,042
1/31/2019	$13,641	$13,733	$14,087
2/28/2019	$14,170	$14,267	$14,540
3/31/2019	$13,758	$13,856	$14,822
4/30/2019	$14,275	$14,380	$15,422
5/31/2019	$13,107	$13,205	$14,442
6/30/2019	$13,938	$14,046	$15,460
7/31/2019	$13,958	$14,069	$15,682
8/31/2019	$13,176	$13,284	$15,434
9/30/2019	$13,844	$13,966	$15,723
10/31/2019	$14,177	$14,304	$16,063
11/30/2019	$14,506	$14,639	$16,646
12/31/2019	$15,013	$15,151	$17,149
1/31/2020	$14,204	$14,334	$17,142
2/29/2020	$12,824	$12,941	$15,731
3/31/2020	$9,710	$9,748	$13,788
4/30/2020	$10,895	$10,951	$15,555
5/31/2020	$11,215	$11,265	$16,296
6/30/2020	$11,527	$11,591	$16,620
7/31/2020	$11,762	$11,830	$17,558
8/31/2020	$12,397	$12,468	$18,820
9/30/2020	$11,819	$11,887	$18,105
10/31/2020	$12,237	$12,313	$17,623
11/30/2020	$14,598	$14,690	$19,552
12/31/2020	$15,752	$15,853	$20,304
1/31/2021	$16,582	$16,688	$20,099
2/28/2021	$18,137	$18,255	$20,653
3/31/2021	$19,108	$19,209	$21,558
4/30/2021	$19,488	$19,598	$22,708
5/31/2021	$20,070	$20,208	$22,867
6/30/2021	$19,930	$20,085	$23,401
7/31/2021	$19,220	$19,366	$23,956
8/31/2021	$19,719	$19,885	$24,685
9/30/2021	$19,317	$19,486	$23,537
10/31/2021	$20,052	$20,229	$25,186
11/30/2021	$19,360	$19,538	$25,011
12/31/2021	$20,146	$20,335	$26,132
1/31/2022	$18,959	$19,150	$24,780
2/28/2022	$19,269	$19,467	$24,038
3/31/2022	$19,637	$19,847	$24,931
4/30/2022	$18,106	$18,307	$22,757
5/31/2022	$18,446	$18,658	$22,798
6/30/2022	$16,619	$16,815	$20,916
7/31/2022	$18,225	$18,443	$22,845
8/31/2022	$17,646	$17,860	$21,913
9/30/2022	$15,844	$16,040	$19,895
10/31/2022	$17,834	$18,059	$21,506
11/30/2022	$18,372	$18,611	$22,708
12/31/2022	$17,163	$17,390	$21,399
1/31/2023	$18,807	$19,050	$22,744
2/28/2023	$18,372	$18,610	$22,189
3/31/2023	$17,048	$17,276	$23,004
4/30/2023	$16,619	$16,845	$23,363
5/31/2023	$16,289	$16,514	$23,464
6/30/2023	$17,568	$17,825	$25,015
7/31/2023	$18,874	$19,171	$25,818
8/31/2023	$17,955	$18,248	$25,407
9/30/2023	$17,014	$17,298	$24,196
10/31/2023	$15,997	$16,266	$23,687
11/30/2023	$17,432	$17,730	$25,850
12/31/2023	$19,599	$19,937	$27,025
1/31/2024	$18,704	$19,031	$27,479
2/29/2024	$19,314	$19,654	$28,946
3/31/2024	$20,152	$20,515	$29,878
4/30/2024	$18,864	$19,208	$28,657
5/31/2024	$19,742	$20,107	$30,078
6/30/2024	$19,406	$19,768	$31,157
7/31/2024	$21,758	$22,177	$31,537
8/31/2024	$21,341	$21,761	$32,302
9/30/2024	$21,355	$21,774	$32,992
10/31/2024	$21,010	$21,434	$32,692
11/30/2024	$23,035	$23,501	$34,611
12/31/2024	$21,097	$21,543	$33,786
1/31/2025	$21,530	$21,985	$34,727
2/28/2025	$20,714	$21,144	$34,274
3/31/2025	$19,465	$19,875	$32,343
4/30/2025	$18,689	$19,077	$32,124
5/31/2025	$19,473	$19,878	$34,146
6/30/2025	$20,423	$20,862	$35,882
7/31/2025	$20,770	$21,230	$36,687
8/31/2025	$22,518	$23,028	$37,431
9/30/2025	$22,961	$23,491	$38,797
10/31/2025	$23,017	$23,550	$39,706
11/30/2025	$23,671	$24,212	$39,803
12/31/2025	$23,702	$24,256	$39,827

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	12.35%	8.52%	9.01%
Russell 2000® Value Index (Benchmark)	12.59%	8.88%	9.27%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 106,903,098
Holdings Count | Holding		1,321
Advisory Fees Paid, Amount		$ 239,261
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$106,903,098 # of Portfolio Holdings1,321 Total Advisory Fees Paid$239,261 Portfolio Turnover Rate73%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.7%)
Derivatives	(0.0%)
Others (each less than 3.0%)	3.9%
Technology	3.4%
Communications	4.2%
Basic Materials	4.2%
Utilities	5.6%
Energy	7.1%
Consumer, Cyclical	11.0%
Industrial	11.5%
Consumer, Non-Cyclical	14.6%
Financial	36.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078111
Shareholder Report [Line Items]
Fund Name		PD Emerging Markets Index Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the PD Emerging Markets Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$104	0.90%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, the key differences between the Fund’s performance and that of its benchmark index, the MSCI Emerging Markets Index, are attributable to daily cash flow patterns, fees, trading costs, and expenses incurred by the Fund that are not applicable to the index.

Top contributors to performance:

+ From a security standpoint, Taiwan Semiconductor (Taiwan) and Samsung Electronics (South Korea) contributed the most to performance.

+ From a sector standpoint, information technology and financials contributed the most to performance.

+ From a country standpoint, South Korea and China were the leading contributors to positive performance.

Top detractors from performance:

- From a security standpoint, Meituan (China) and Infosys (India) were the primary contributors to negative performance.

- From a country standpoint, Indonesia and Saudi Arabia negatively impacted performance.

- In addition to Fund fees and expenses, a detractor from relative performance was the impact of required local capital gains tax accruals, particularly in India.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD Emerging Markets Index (Class P)	MSCI Emerging Markets Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,578	$9,351
2/29/2016	$9,505	$9,336
3/31/2016	$10,761	$10,571
4/30/2016	$10,828	$10,629
5/31/2016	$10,386	$10,232
6/30/2016	$10,944	$10,641
7/31/2016	$11,520	$11,177
8/31/2016	$11,643	$11,455
9/30/2016	$11,793	$11,602
10/31/2016	$11,809	$11,630
11/30/2016	$11,179	$11,094
12/31/2016	$11,193	$11,119
1/31/2017	$11,850	$11,727
2/28/2017	$12,248	$12,086
3/31/2017	$12,645	$12,391
4/30/2017	$12,882	$12,663
5/31/2017	$13,243	$13,037
6/30/2017	$13,374	$13,168
7/31/2017	$14,094	$13,953
8/31/2017	$14,392	$14,264
9/30/2017	$14,257	$14,208
10/31/2017	$14,735	$14,706
11/30/2017	$14,777	$14,735
12/31/2017	$15,277	$15,264
1/31/2018	$16,427	$16,536
2/28/2018	$15,638	$15,774
3/31/2018	$15,579	$15,480
4/30/2018	$15,372	$15,412
5/31/2018	$14,742	$14,866
6/30/2018	$14,116	$14,248
7/31/2018	$14,640	$14,561
8/31/2018	$14,300	$14,167
9/30/2018	$14,118	$14,092
10/31/2018	$12,925	$12,865
11/30/2018	$13,488	$13,395
12/31/2018	$13,173	$13,039
1/31/2019	$14,237	$14,182
2/28/2019	$14,100	$14,214
3/31/2019	$14,238	$14,333
4/30/2019	$14,444	$14,635
5/31/2019	$13,595	$13,573
6/30/2019	$14,359	$14,420
7/31/2019	$13,965	$14,244
8/31/2019	$13,378	$13,549
9/30/2019	$13,748	$13,808
10/31/2019	$14,307	$14,390
11/30/2019	$14,241	$14,370
12/31/2019	$15,248	$15,443
1/31/2020	$14,306	$14,723
2/29/2020	$13,609	$13,946
3/31/2020	$11,081	$11,798
4/30/2020	$12,244	$12,879
5/31/2020	$12,458	$12,978
6/30/2020	$13,264	$13,932
7/31/2020	$14,341	$15,177
8/31/2020	$14,492	$15,512
9/30/2020	$14,377	$15,263
10/31/2020	$14,586	$15,578
11/30/2020	$16,065	$17,018
12/31/2020	$17,346	$18,270
1/31/2021	$17,706	$18,830
2/28/2021	$18,121	$18,974
3/31/2021	$18,181	$18,687
4/30/2021	$18,488	$19,152
5/31/2021	$18,769	$19,597
6/30/2021	$19,014	$19,630
7/31/2021	$17,697	$18,309
8/31/2021	$18,094	$18,788
9/30/2021	$17,355	$18,042
10/31/2021	$17,537	$18,220
11/30/2021	$16,810	$17,477
12/31/2021	$17,107	$17,805
1/31/2022	$17,066	$17,468
2/28/2022	$16,280	$16,946
3/31/2022	$15,484	$16,563
4/30/2022	$14,588	$15,642
5/31/2022	$14,742	$15,711
6/30/2022	$13,879	$14,667
7/31/2022	$13,817	$14,631
8/31/2022	$13,717	$14,692
9/30/2022	$12,127	$12,969
10/31/2022	$11,796	$12,567
11/30/2022	$13,679	$14,431
12/31/2022	$13,317	$14,228
1/31/2023	$14,476	$15,351
2/28/2023	$13,454	$14,356
3/31/2023	$13,867	$14,791
4/30/2023	$13,747	$14,623
5/31/2023	$13,440	$14,377
6/30/2023	$13,986	$14,923
7/31/2023	$14,849	$15,852
8/31/2023	$13,868	$14,876
9/30/2023	$13,473	$14,487
10/31/2023	$13,007	$13,924
11/30/2023	$13,983	$15,038
12/31/2023	$14,488	$15,626
1/31/2024	$13,817	$14,901
2/29/2024	$14,480	$15,609
3/31/2024	$14,854	$15,996
4/30/2024	$14,829	$16,068
5/31/2024	$15,055	$16,159
6/30/2024	$15,509	$16,796
7/31/2024	$15,617	$16,846
8/31/2024	$15,779	$17,118
9/30/2024	$16,695	$18,261
10/31/2024	$16,053	$17,449
11/30/2024	$15,603	$16,822
12/31/2024	$15,426	$16,799
1/31/2025	$15,712	$17,099
2/28/2025	$15,706	$17,182
3/31/2025	$15,879	$17,291
4/30/2025	$15,942	$17,518
5/31/2025	$16,544	$18,265
6/30/2025	$17,630	$19,363
7/31/2025	$17,801	$19,741
8/31/2025	$18,171	$19,994
9/30/2025	$19,420	$21,424
10/31/2025	$20,153	$22,320
11/30/2025	$19,755	$21,786
12/31/2025	$20,256	$22,438

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	31.31%	3.15%	7.31%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 145,644,150
Holdings Count | Holding		1,245
Advisory Fees Paid, Amount		$ 103,232
InvestmentCompanyPortfolioTurnover		86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$145,644,150 # of Portfolio Holdings1,245 Total Advisory Fees Paid$103,232 Portfolio Turnover Rate86%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.5%
Derivatives	0.0%
Others (each less than 3.0%)	2.4%
Energy	4.1%
Basic Materials	6.3%
Consumer, Non-Cyclical	6.9%
Consumer, Cyclical	7.0%
Industrial	8.5%
Communications	15.9%
Financial	23.4%
Technology	24.0%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.5%
Derivatives	0.0%
Others (each less than 3.0%)	15.7%
South Africa	3.2%
Brazil	4.2%
South Korea	13.1%
India	15.1%
Taiwan	20.2%
China	27.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html
C000078110
Shareholder Report [Line Items]
Fund Name		PD International Large-Cap Index Portfolio
Class Name		Class P
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the PD International Large-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$27	0.23%

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

As an index fund, the key differences between the Fund’s performance and that of its benchmark index, the MSCI World ex USA Large Cap Index, are attributed to daily cash flow patterns, fees, trading costs, and expenses incurred by the Fund that are not applicable to the index.

Top contributors to performance:

+ From a country standpoint, United Kingdom and Japan were the leading contributors to performance.

+ From a sector standpoint, financials contributed the most to performance.

+ From a security standpoint, ASML Holding N.V. in the Netherlands and HSBC Holdings in the United Kingdom contributed the most to performance.

Top detractors from index performance:

- From a country standpoint, Denmark and Portugal negatively impacted performance.

- From a security standpoint, Novo Nordisk (Denmark) and CSL Limited (Australia) were the biggest detractors from performance.

- In addition to Fund fees and expenses, a detractor from relative performance was the impact of required tax withholdings differentials.

Performance Past Does Not Indicate Future [Text]		The past performance does not guarantee future results.
Line Graph [Table Text Block]
	PD International Large-Cap Index (Class P)	MSCI World ex USA Large Cap Index	MSCI EAFE Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,456	$9,311	$9,277
2/29/2016	$9,192	$9,146	$9,107
3/31/2016	$9,833	$9,740	$9,699
4/30/2016	$10,092	$10,058	$9,980
5/31/2016	$10,036	$9,948	$9,890
6/30/2016	$9,798	$9,665	$9,558
7/31/2016	$10,208	$10,112	$10,042
8/31/2016	$10,271	$10,137	$10,049
9/30/2016	$10,406	$10,247	$10,173
10/31/2016	$10,202	$10,077	$9,965
11/30/2016	$10,061	$9,922	$9,766
12/31/2016	$10,314	$10,268	$10,100
1/31/2017	$10,692	$10,548	$10,393
2/28/2017	$10,780	$10,672	$10,542
3/31/2017	$11,076	$10,953	$10,832
4/30/2017	$11,328	$11,160	$11,107
5/31/2017	$11,663	$11,526	$11,515
6/30/2017	$11,733	$11,538	$11,495
7/31/2017	$12,076	$11,874	$11,826
8/31/2017	$12,102	$11,852	$11,822
9/30/2017	$12,393	$12,170	$12,116
10/31/2017	$12,593	$12,322	$12,300
11/30/2017	$12,702	$12,447	$12,429
12/31/2017	$12,900	$12,653	$12,628
1/31/2018	$13,536	$13,248	$13,262
2/28/2018	$12,847	$12,604	$12,663
3/31/2018	$12,745	$12,367	$12,435
4/30/2018	$12,945	$12,678	$12,719
5/31/2018	$12,744	$12,397	$12,433
6/30/2018	$12,560	$12,282	$12,281
7/31/2018	$12,893	$12,611	$12,584
8/31/2018	$12,623	$12,342	$12,341
9/30/2018	$12,722	$12,469	$12,448
10/31/2018	$11,659	$11,532	$11,457
11/30/2018	$11,678	$11,556	$11,442
12/31/2018	$11,037	$10,964	$10,887
1/31/2019	$11,856	$11,722	$11,602
2/28/2019	$12,128	$12,029	$11,898
3/31/2019	$12,188	$12,095	$11,973
4/30/2019	$12,562	$12,440	$12,310
5/31/2019	$11,862	$11,867	$11,719
6/30/2019	$12,574	$12,572	$12,414
7/31/2019	$12,314	$12,416	$12,256
8/31/2019	$12,068	$12,098	$11,939
9/30/2019	$12,441	$12,449	$12,281
10/31/2019	$12,851	$12,822	$12,722
11/30/2019	$13,036	$12,958	$12,866
12/31/2019	$13,431	$13,375	$13,284
1/31/2020	$13,047	$13,129	$13,006
2/29/2020	$12,055	$11,978	$11,831
3/31/2020	$10,160	$10,367	$10,252
4/30/2020	$10,930	$11,024	$10,914
5/31/2020	$11,540	$11,444	$11,389
6/30/2020	$11,907	$11,870	$11,777
7/31/2020	$12,169	$12,173	$12,051
8/31/2020	$12,810	$12,753	$12,671
9/30/2020	$12,524	$12,363	$12,342
10/31/2020	$12,073	$11,849	$11,849
11/30/2020	$13,829	$13,694	$13,686
12/31/2020	$14,538	$14,299	$14,322
1/31/2021	$14,361	$14,122	$14,169
2/28/2021	$14,757	$14,535	$14,487
3/31/2021	$15,226	$14,915	$14,820
4/30/2021	$15,686	$15,376	$15,266
5/31/2021	$16,354	$15,956	$15,764
6/30/2021	$16,136	$15,799	$15,587
7/31/2021	$16,242	$15,890	$15,704
8/31/2021	$16,463	$16,137	$15,981
9/30/2021	$15,960	$15,704	$15,517
10/31/2021	$16,557	$16,215	$15,899
11/30/2021	$15,815	$15,460	$15,159
12/31/2021	$16,601	$16,283	$15,935
1/31/2022	$16,139	$15,680	$15,165
2/28/2022	$15,672	$15,408	$14,897
3/31/2022	$15,781	$15,613	$14,993
4/30/2022	$14,755	$14,608	$14,023
5/31/2022	$15,078	$14,768	$14,128
6/30/2022	$13,727	$13,401	$12,817
7/31/2022	$14,390	$14,038	$13,456
8/31/2022	$13,568	$13,380	$12,817
9/30/2022	$12,352	$12,194	$11,618
10/31/2022	$13,118	$12,884	$12,242
11/30/2022	$14,830	$14,281	$13,621
12/31/2022	$14,488	$14,201	$13,632
1/31/2023	$15,727	$15,351	$14,736
2/28/2023	$15,204	$14,981	$14,429
3/31/2023	$15,698	$15,354	$14,786
4/30/2023	$16,150	$15,804	$15,204
5/31/2023	$15,495	$15,120	$14,560
6/30/2023	$16,268	$15,894	$15,223
7/31/2023	$16,652	$16,341	$15,715
8/31/2023	$15,992	$15,698	$15,113
9/30/2023	$15,431	$15,185	$14,597
10/31/2023	$14,977	$14,597	$14,005
11/30/2023	$16,272	$15,955	$15,305
12/31/2023	$17,131	$16,797	$16,118
1/31/2024	$17,086	$16,913	$16,211
2/29/2024	$17,578	$17,234	$16,508
3/31/2024	$18,177	$17,817	$17,051
4/30/2024	$17,591	$17,356	$16,614
5/31/2024	$18,478	$18,020	$17,258
6/30/2024	$18,124	$17,766	$16,979
7/31/2024	$18,659	$18,281	$17,477
8/31/2024	$19,312	$18,897	$18,046
9/30/2024	$19,432	$19,051	$18,212
10/31/2024	$18,446	$18,099	$17,222
11/30/2024	$18,480	$18,086	$17,124
12/31/2024	$17,888	$17,608	$16,735
1/31/2025	$18,778	$18,542	$17,614
2/28/2025	$19,315	$18,882	$17,956
3/31/2025	$19,223	$18,738	$17,883
4/30/2025	$19,959	$19,542	$18,702
5/31/2025	$20,855	$20,420	$19,558
6/30/2025	$21,346	$20,837	$19,989
7/31/2025	$20,830	$20,561	$19,708
8/31/2025	$21,855	$21,466	$20,549
9/30/2025	$22,447	$21,947	$20,942
10/31/2025	$22,671	$22,224	$21,188
11/30/2025	$22,912	$22,454	$21,320
12/31/2025	$23,584	$23,175	$21,959

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class P	31.84%	10.16%	8.96%
MSCI World ex USA Large Cap Index (Benchmark)	31.62%	10.14%	8.77%
MSCI EAFE Index (Regulatory)	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]		Updated performance information of the Fund may be obtained at www.pacificlife.com.
AssetsNet		$ 732,900,680
Holdings Count | Holding		319
Advisory Fees Paid, Amount		$ 1,143,039
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets$732,900,680 # of Portfolio Holdings319 Total Advisory Fees Paid$1,143,039 Portfolio Turnover Rate14%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.2%
Derivatives	0.0%
Others (each less than 3.0%)	0.9%
Utilities	3.0%
Energy	4.6%
Communications	5.3%
Basic Materials	5.5%
Technology	6.8%
Consumer, Cyclical	11.5%
Industrial	13.7%
Consumer, Non-Cyclical	18.6%
Financial	28.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.2%
Derivatives	0.0%
Others (each less than 3.0%)	13.0%
Spain	3.6%
Switzerland	4.1%
Netherlands	4.2%
Australia	5.8%
France	9.0%
Germany	9.5%
United States (Includes Short-Term Investments)	10.1%
United Kingdom	10.1%
Canada	11.8%
Japan	17.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Material Fund Change Strategies [Text Block]		Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.
Material Fund Change Risks Change [Text Block]		Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		http://www.pacificlife.com/pacificselectfund.html